SEMI-ANNUAL REPORT

NORTH AMERICAN FUNDS

A specialized family of mutual funds

                    managed by experts

                    with your dreams in mind.





                                                            APRIL 30, 2001

                                                                 UNAUDITED
                                                                 FINANCIAL
                                                                 STATEMENTS



                                                            AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

NORTH AMERICAN FUNDS
President's Message
--------------------------------------------------------------------------------

Dear Shareholders,

While the market environment was difficult during the past six months, there appear to be some bright spots on the horizon. The six-month period ending April 30, 2001, concluded on an upbeat note for stocks. In addition, in January 2001, the Fed initiated a series of interest rate cuts that has reduced short-term interest rates by 2.5%, from 6.5% to the current 4%. This dramatic reduction in interest rates has helped to stabilize consumer confidence. We believe this should stimulate the economy in the second half of 2001.

The last six months have reinforced some basic principles of investing. Bonds generally performed well throughout the first five months of the period, before giving up some ground. When stocks were struggling, bonds generally did well, and when stocks surged in April, bonds sold off.

This is why asset allocation and diversification are such important strategies. By owning a blend of stocks and bonds, you could likely participate in positive returns. Different asset classes will be in favor at different times, and by dividing your investments between asset classes, you will participate in each upward movement while reducing your risk to assets that are temporarily out of favor.

Another lesson of the last six months is the difficulty of timing the market. After declining through March, the equity markets staged a dramatic rebound in April. Market volatility has returned and investors need to remember that developing a diversified investment strategy and sticking with it is the key to successful long-term investing. Your financial advisor is an excellent resource to assist you in developing, or, if it already exists, re-assessing your financial plan to help you meet all your future needs.

Why did bonds perform so well during the first five months of the period? And why did stocks make such a dramatic comeback in April? To understand these results, let's take a look at the economy during the period.

The Economic Environment
For much of the period, investors were concerned about declining corporate profits and diminishing economic growth. In addition, you'll recall that November and December was a time when the presidential election was undecided, and Wall Street dislikes this type of uncertainty. Moreover, the Federal Reserve Board, which had been instrumental in slowing the economy in 1999-2000, did not step forward in late 2000 to stimulate the economy by lowering interest rates.

Finally, on January 3, 2001, the Fed announced a surprise half-point reduction in short-term interest rates that temporarily buoyed the markets. This was followed by another half-point rate cut at the end of January. However, the Fed sat on the sidelines until March, and this delay appeared to cause markets to sag further as economic reports continued gloomy. After a third rate cut in March, the Fed again surprised investors in April with an inter-meeting reduction in short-term interest rates. Meanwhile, preliminary data showed that first quarter economic growth was stronger than expected.

Equity Markets
During uncertain times, value-oriented stocks tend to outperform growth stocks as investors look for more conservative investments. Indeed, between November 1, 2000 and March 31, 2001, the first five months of the reporting period, value stocks performed well relative to their growth counterparts, with the Russell 1000 Value down about -5% versus -35% for its large growth counterpart, the Russell 1000 Growth. This trend carried through in the small company universe, with the Russell 2000 Value up nearly 10% while the Russell 2000 Growth was down almost -27%, reflecting investor preference for companies with unspectacular but steady profit growth. Meanwhile, growth stocks did not perform well until April, when investors became more confident that the Fed would act aggressively. During April, the S&P 500 Index rebounded 7.77% while the Russell 1000 Growth returned 12.65% and the Russell Midcap Growth returned 16.67%.

Fixed Income Markets
For the first five months of the period, bonds performed extremely well as interest rates declined and stock market investors looked for alternative places to put their money. Governments, municipals, investment-grade and high yield corporate bonds all posted positive performance. In April, the reverse took place, as economic growth appeared firmer, interest rates backed up and investors returned to the stock market. Overall, however, the bond market produced excellent results for the six-month period, with the Lehman Brothers Aggregate Bond Index up 6.22%.

Looking Forward
In recent weeks the investment environment has improved. Since the beginning of 2001, the Federal Reserve Board has cut short-term interest rates and economic growth remains modest, but positive. Consumer sentiment is improving, and that's a crucial indicator for the rest of 2001. However, corporate profits are still relatively weak, particularly in the technology sector. The nation's energy situation is a major concern, particularly as we enter the summer.

A New Partnership
We are pleased to announce that on May 11, 2001, American General Corporation, the parent company of North American Funds, entered into an Agreement and Plan of Merger with American International Group, Inc. (AIG), one of the world's leading financial services organizations. As a result of this transaction, American General Corporation will become a wholly-owned indirect subsidiary of AIG. It is currently anticipated that this transaction, which is subject to approval by American General Corporation and AIG shareholders, regulatory approval and other conditions, will close in the third quarter of 2001. Through the combined organization, we look to further enhance our ability to deliver high quality products and services to meet the needs of our clients.

If you have any questions about your mutual funds, please call us at 800-872-8037. You can also obtain up-to-date information on any North American Fund, including performance, daily pricing and other data by going to our website at www.northamericanfunds.com.

We appreciate your continued investment in North American Funds.

Sincerely,

/s/ Alice T. Kane

Alice T. Kane
Chairman and President
North American Funds

NORTH AMERICAN FUNDS
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Statements of Assets and Liabilities.......................................   1

Statements of Operations...................................................  11

Statements of Changes in Net Assets........................................  16

Financial Highlights.......................................................  24

Portfolio of Investments
  Growth & Income Fund.....................................................  63
  Large Cap Growth Fund....................................................  64
  Mid Cap Growth Fund......................................................  66
  Mid Cap Value Fund.......................................................  68
  Science & Technology Fund................................................  69
  Small Cap Growth Fund....................................................  70
  Small Cap Index Fund.....................................................  72
  Socially Responsible Fund................................................  91
  Stock Index Fund.........................................................  94
  Global Equity Fund....................................................... 100
  International Equity Fund................................................ 102
  International Small Cap Fund............................................. 108
  Balanced Fund............................................................ 111
  Core Bond Fund........................................................... 113
  High Yield Bond Fund..................................................... 116
  Municipal Bond Fund...................................................... 120
  Strategic Income Fund.................................................... 122
  U.S. Government Securities Fund.......................................... 125
  Money Market Fund........................................................ 126
  Municipal Money Market Fund.............................................. 128
  Aggressive Growth LifeStyle Fund......................................... 129
  Moderate Growth LifeStyle Fund........................................... 129
  Conservative Growth LifeStyle Fund....................................... 129

Notes to Financial Statements.............................................. 131

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES  - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Science &
                            Growth &     Large Cap     Mid Cap      Mid Cap     Technology
                           Income Fund  Growth Fund  Growth Fund   Value Fund      Fund
                          ------------- ------------ ------------ ------------ ------------
ASSETS:
-------
Investments in
 securities, at value*
 (See accompanying
 Portfolio of
 Investments)...........   $267,746,242  $59,935,770  $51,363,951  $30,129,320  $18,835,867
Cash....................                         462        9,425          494          741
Foreign currency (Cost:
 $568)..................              -            -          578            -            -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........      1,502,815    2,192,493   10,635,388            -            -
Receivables:
 Investments sold.......        649,376      955,102      171,925      549,480       71,490
 Fund shares sold.......        146,522       22,818       34,638       47,559       77,553
 Dividends..............        167,364       18,212        4,420       12,542          200
 Interest...............              -          471           39          172          998
 Foreign tax withholding
  reclaims..............              -          101            -            -            -
 From adviser...........              -            -            -            -       17,344
Other assets............        112,562      232,700      155,144       97,067      126,058
                          ------------- ------------ ------------ ------------ ------------
  Total assets..........    270,324,881   63,358,129   62,375,508   30,836,634   19,130,251
                          ------------- ------------ ------------ ------------ ------------
LIABILITIES:
------------
Payables:
 Investments purchased..        615,674      760,989            -      385,788       84,871
 Fund shares redeemed...        193,389      162,767       35,912          123       12,461
 Investment adviser.....        143,551        2,369       10,475       15,978            -
 Custodian and transfer
  agent fees............         72,163        2,685        2,170        1,318          757
 Securities lending.....      1,502,815    2,192,493   10,635,388            -            -
 Distribution fee.......        192,304       34,292       29,561       14,546       11,539
 Due to custodian.......         40,371            -            -            -            -
 Other accrued expenses.        190,168            -            -            -            -
                          ------------- ------------ ------------ ------------ ------------
  Total liabilities.....      2,950,435    3,155,595   10,713,506      417,753      109,628
                          ------------- ------------ ------------ ------------ ------------
NET ASSETS..............   $267,374,446  $60,202,534  $51,662,002  $30,418,881  $19,020,623
                          ------------- ------------ ------------ ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment income
  (loss) (Note 2).......   ($1,099,297)   ($250,216)   ($468,682)    ($75,095)   ($114,657)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....        476,881 (23,194,934)  (5,587,337)    1,441,395  (7,166,750)
 Unrealized appreciation
  (depreciation) on:
 Investments............     44,041,639  (1,957,161) (13,175,005)    2,514,774  (4,834,952)
 Foreign currency and
  forward foreign
  currency contracts....              -         (14)           10            -            -
 Capital shares at par
  value of $.001 (Note
  3)....................         12,646        4,792        4,491        2,200        3,851
 Additional paid-in
  capital...............    223,942,577   85,600,067   70,888,525   26,535,607   31,133,131
                          ------------- ------------ ------------ ------------ ------------
  Net assets............   $267,374,446  $60,202,534  $51,662,002  $30,418,881  $19,020,623
                          ------------- ------------ ------------ ------------ ------------
*Investments in
 securities, at
 identified cost (Note
 2).....................   $223,704,603  $61,892,931  $64,538,956  $27,614,546  $23,670,819
                          ------------- ------------ ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                            Science &
                            Growth &    Large Cap    Mid Cap     Mid Cap   Technology
                          Income Fund  Growth Fund Growth Fund Value Fund     Fund
                          ------------ ----------- ----------- ----------- -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....   $44,758,441  $7,156,764  $8,556,679  $3,652,499  $3,887,416
 Shares outstanding.....     2,069,609     556,476     719,041     260,542     779,767
Net asset value (NAV)
 and redemption price
 per share..............        $21.63      $12.86      $11.90      $14.02       $4.99

                                ------      ------      ------      ------      ------
Public offering price
 per share (100/94.25 of
 NAV)
On sales of $100,000 or
 more the offering price
 is reduced.............        $22.95      $13.64      $12.63      $14.88       $5.29

                                ------      ------      ------      ------      ------
Class B Shares
 Net assets at value....   $80,206,666 $24,118,505 $20,367,030 $10,323,022 $13,463,381
 Shares outstanding.....     3,829,692   1,953,044   1,804,971     755,803   2,726,669
Net asset value,
 offering price and
 redemption price per
 share..................        $20.94      $12.35      $11.28      $13.66       $4.94

                                ------      ------      ------      ------      ------
Class C Shares
 Net assets at value....  $130,663,713 $12,099,090 $13,738,017  $4,471,817  $1,336,929
 Shares outstanding.....     6,205,320     980,477   1,215,003     328,483     277,392
Net asset value,
 offering price and
 redemption price per
 share..................        $21.06      $12.34      $11.31      $13.61       $4.82

                                ------      ------      ------      ------      ------
Class I Shares
 Net assets at value....   $11,745,626 $16,828,175  $9,000,276 $11,971,543    $332,897
 Shares outstanding.....       541,405   1,300,671     752,264     855,550      66,676
Net asset value,
 offering price and
 redemption price per
 share..................        $21.69      $12.94      $11.96      $13.99       $4.99

                                ------      ------      ------      ------      ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                      Socially
                           Small Cap    Small Cap   Responsible  Stock Index     Global
                          Growth Fund   Index Fund      Fund         Fund     Equity Fund
                          ------------ ------------ ------------ ------------ ------------
ASSETS:
-------
Investments in
 securities, at value*
 (Includes a repurchase
 agreement of $2,818,000
 in the Global Equity
 Fund) (See accompanying
 Portfolio of
 Investments)...........   $33,558,283   $8,404,851  $10,566,586  $34,321,813  $24,566,584
Receivable for forward
 foreign currency
 contracts to sell
 (Notes 2 and 8)........             -            -            -            -       63,778
Cash....................           806          380           13          678          909
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........     8,496,602            -            -            -    3,678,391
Unamortized organization
 costs..................        10,985            -            -            -            -
Receivables:
 Investments sold.......       508,557       10,302            -            -      198,283
 Fund shares sold.......        25,254          100       41,623        1,000        2,126
 Dividends..............             -        4,104        7,279       21,236       36,166
 Interest...............           146           70           88          343          359
 Foreign tax withholding
  reclaims..............                          -            -            -       15,768
 From adviser...........         1,731        2,086        3,133       15,738            -
Other assets............       191,923       50,989       31,024      131,456       14,190
                          ------------ ------------ ------------ ------------ ------------
  Total assets..........    42,794,287    8,472,882   10,649,746   34,492,264   28,576,554
                          ------------ ------------ ------------ ------------ ------------
LIABILITIES:
------------
Forward foreign currency
 contracts to sell, at
 value
 (Cost: $63,778) (Notes
 2 and 7)...............             -            -            -            -       63,392
Variation margin payable
 for open futures
 contracts..............             -        1,200        2,940       10,500            -
Payables:
 Investments purchased..       182,832       45,498            -        1,518      201,317
 Fund shares redeemed...             -            -            -            -       33,978
 Dividend and interest
  withholding tax.......             -            -            -            -        8,126
 Investment adviser.....             -            -            -            -       10,260
 Custodian and transfer
  agent fees............         1,443          362          465        1,498        3,207
 Due to custodian.......             -            -            -            -       74,377
 Securities lending.....     8,496,602            -            -            -    3,678,391
 Distribution fee.......        15,817        4,707        4,221       22,513       15,807
 Other accrued expenses.             -        1,506            -            -            -
                          ------------ ------------ ------------ ------------ ------------
  Total liabilities.....     8,696,694       53,273        7,626       36,029    4,088,855
                          ------------ ------------ ------------ ------------ ------------
NET ASSETS..............   $34,097,593   $8,419,609  $10,642,120  $34,456,235  $24,487,699
                          ------------ ------------ ------------ ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment income
  (loss) (Note 2).......    ($172,738)       $6,510   ($173,900)       $6,773   ($222,152)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....   (5,523,813)     (55,802)    (463,365)    (602,039)  (8,713,209)
 Unrealized appreciation
  (depreciation) on:
 Investments............   (1,022,442)    (628,087)    (299,168)  (2,001,606)    (897,225)
 Futures contracts......             -       11,075        6,985       95,830            -
 Foreign currency and
  forward foreign
  currency contracts....             -            -            -            -      (2,761)
 Capital shares at par
  value of $.001 (Note
  3)....................         2,501          894        1,050        3,129        2,836
 Additional paid-in
  capital...............    40,814,085    9,085,019   11,570,518   36,954,148   34,320,210
                          ------------ ------------ ------------ ------------ ------------
  Net assets............   $34,097,593   $8,419,609  $10,642,120  $34,456,235  $24,487,699
                          ------------ ------------ ------------ ------------ ------------
*Investments in
 securities, at
 identified cost (Note
 2).....................   $34,580,725   $9,032,938  $10,865,754  $36,323,419  $25,463,809
                          ------------ ------------ ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                  Socially
                           Small Cap  Small Cap  Responsible Stock Index   Global
                          Growth Fund Index Fund    Fund        Fund     Equity Fund
                          ----------- ---------- ----------- ----------- -----------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....   $6,010,061 $3,496,552 $1,690,603   $8,374,116  $6,020,969
 Shares outstanding.....      434,662    370,719    163,501      758,061     683,465
Net asset value (NAV)
 and redemption price
 per share..............       $13.83      $9.43     $10.34       $11.05       $8.81
                               ------      -----     ------       ------       -----
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
  more the offering
  price is reduced......       $14.67     $10.01     $10.97       $11.72       $9.35
                               ------     ------     ------       ------       -----
Class B Shares
 Net assets at value....  $13,129,968 $4,822,562 $3,407,777  $24,812,313  $5,858,867
 Shares outstanding.....      981,464    513,409    331,321    2,254,865     684,919
Net asset value,
 offering price and
 redemption price per
 share..................       $13.38      $9.39     $10.29       $11.00       $8.55
                               ------      -----     ------       ------       -----
Class C Shares
 Net assets at value....   $2,720,243   $100,495    $55,263   $1,269,806 $12,607,863
 Shares outstanding.....      203,251     10,560      5,288      116,080   1,467,680
Net asset value,
 offering price and
 redemption price per
 share..................       $13.38      $9.52     $10.45       $10.94       $8.59
                               ------      -----     ------       ------       -----
Class I Shares
 Net assets at value....  $12,237,321            $5,488,477
 Shares outstanding.....      882,940               550,616
Net asset value,
 offering price and
 redemption price per
 share..................       $13.86                 $9.97
                               ------                 -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                        International
                          International   Small Cap                     Core       High Yield
                           Equity Fund      Fund      Balanced Fund   Bond Fund     Bond Fund
                          ------------- ------------- ------------- ------------- -------------
ASSETS:
-------
Investments in
 securities, at value*
 (Includes a repurchase
 agreement of $5,528,000
 in the International
 Equity Fund) (See
 accompanying Portfolio
 of Investments)........    $46,164,549   $18,499,385   $56,472,318  $457,297,981   $69,222,929
Receivable for forward
 foreign currency
 contracts to sell
 (Notes 2 and 8)........      7,700,821     1,137,588             -             -             -
Forward foreign currency
 contracts to buy, at
 value (Cost: $8,238,696
 and $925,599,
 respectively)..........      8,210,288       919,273             -             -             -
Cash....................            191           860           154           871           820
Foreign currency (Cost::
 $89,602, $125,163 and
 $209,461)..............         87,738       125,144       208,261             -             -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........     10,361,917             -             -    27,751,505             -
Variation margin
 receivable for open
 futures contracts......        123,092             -             -             -             -
Receivables:
 Investments sold.......          7,192     1,147,898        86,323    21,396,034       623,368
 Fund shares sold.......          6,843       176,844        17,412        14,201         1,000
 Dividends..............        131,124        51,080        24,484             -             -
 Interest...............            699         1,344       305,274     4,378,068     1,839,049
 Foreign tax withholding
  reclaims..............         32,811         8,784         4,277             -           952
Other assets............        185,910       366,833        56,218       156,640       115,081
                          ------------- ------------- ------------- ------------- -------------
  Total assets..........     73,013,175    22,435,033    57,174,721   510,995,300    71,803,199
                          ------------- ------------- ------------- ------------- -------------
LIABILITIES:
------------
Forward foreign currency
 contracts to sell, at
 value (Cost: $7,700,821
 and $1,137,588) (Notes
 2 and 7)...............      7,462,013     1,132,499             -             -             -
Payables:
 Forward foreign
  currency contracts to
  buy (Notes 2 and 7)...      8,238,696       925,599             -             -             -
 Investments purchased..          5,559     1,114,124       440,213   125,524,820     2,838,241
 Fund shares redeemed...          2,762         3,357         8,927            68             -
 Dividends..............              -             -             -     1,699,579       647,245
 Dividend and interest
  withholding tax.......         16,865         3,977         1,016         7,755             -
 Investment adviser.....         17,464           900        39,175       203,505        46,758
 Custodian and transfer
  agent fees............          7,203        34,914        11,683        16,448         3,148
 Securities lending.....     10,361,917             -             -    27,751,505             -
 Distribution fee.......         21,137        12,674        35,175        11,909         3,643
 Other accrued expenses.              -             -         9,111        55,052        11,786
                          ------------- ------------- ------------- ------------- -------------
  Total liabilities.....     26,133,616     3,228,044       545,300   155,270,641     3,550,821
                          ------------- ------------- ------------- ------------- -------------
NET ASSETS..............    $46,879,559   $19,206,989   $56,629,421  $355,724,659   $68,252,378
                          ------------- ------------- ------------- ------------- -------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment income
  (loss) (Note 2).......       ($5,712)     ($97,437)      $321,956    ($617,045)       $79,864
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....    (1,472,363)   (7,022,058)   (6,079,422)  (15,152,738)   (8,029,798)
 Unrealized appreciation
  (depreciation) on:
 Investments............    (4,509,966)       582,970     (234,366)     1,648,744   (6,240,569)
 Futures contracts......       (52,604)             -             -             -             -
 Foreign currency and
  forward foreign
  currency contracts....        205,807       (4,082)       (1,890)             -             -
 Capital shares at par
  value of $.001 (Note
  3)....................          5,648         1,471         6,757        35,978         8,501
 Additional paid-in
  capital...............     52,708,749    25,746,125    62,616,386   369,809,720    82,434,380
                          ------------- ------------- ------------- ------------- -------------
  Net assets............    $46,879,559   $19,206,989   $56,629,421  $355,724,659   $68,252,378
                          ------------- ------------- ------------- ------------- -------------
*Investments in
 securities, at
 identified cost
 (Note 2)...............    $50,674,515   $17,916,415   $56,706,684  $455,649,237   $75,463,498
                          ------------- ------------- ------------- ------------- -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                          International International                 Core
                             Equity       Small Cap    Balanced       Bond     High Yield
                              Fund          Fund         Fund         Fund      Bond Fund
                          ------------- ------------- ----------- ------------ -----------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....    $9,488,858   $4,974,607    $7,818,805   $4,515,465    $568,525
 Shares outstanding.....     1,133,053      367,822       937,353      457,086      70,501
Net asset value (NAV)
 and redemption price
 per share..............         $8.37       $13.52         $8.34        $9.88       $8.06
                                 -----       ------         -----        -----       -----
Public offering price
 per share (100/94.25 of
 NAV for Equity funds,
 100/95.25 of NAV for
 Bond Funds) On sales of
 $100,000 or more the
 offering price is
 reduced................         $8.88       $14.34         $8.85       $10.37       $8.46
                                 -----       ------         -----       ------       -----
Class B Shares
 Net assets at value....   $14,225,983   $8,182,070   $12,890,220   $4,249,519  $2,723,905
 Shares outstanding.....     1,734,548      635,049     1,549,692      430,487     338,497
Net asset value,
 offering price and
 redemption price per
 share..................         $8.20       $12.88         $8.32        $9.87       $8.05
                                 -----       ------         -----        -----       -----
Class C Shares
 Net assets at value....    $3,772,697   $6,050,312   $30,519,520   $3,013,782  $1,049,415
 Shares outstanding.....       461,350      467,502     3,622,705      305,287     130,417
Net asset value,
 offering price and
 redemption price per
 share..................         $8.18       $12.94         $8.42        $9.87       $8.05
                                 -----       ------         -----        -----       -----
Class I Shares
 Net assets at value....   $19,392,021                 $5,400,876  $22,083,376  $2,241,908
 Shares outstanding.....     2,319,337                    647,004    2,227,897     278,741
Net asset value,
 offering price and
 redemption price per
 share..................         $8.36                      $8.35        $9.91       $8.04
                                 -----                      -----        -----       -----
Class II Shares
 Net assets at value....                                          $321,862,517 $61,668,625
 Shares outstanding.....                                            32,558,483   7,682,654
Net asset value,
 offering price and
 redemption price per
 share..................                                                 $9.89       $8.03
                                                                         -----       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       U. S.
                                                     Government                Municipal
                           Municipal    Strategic    Securities  Money Market Money Market
                           Bond Fund   Income Fund      Fund         Fund         Fund
                          ------------ ------------ ------------ ------------ ------------
ASSETS:
-------
Investments in
 securities, at value*
 (Includes a repurchase
 agreement of $9,296,000
 in the U.S. Government
 Securities Fund) (See
 accompanying Portfolio
 of Investments)........   $22,006,324  $33,812,285  $59,934,838  $51,640,088   $7,047,986
Foreign currency (Cost:
 $6,170)................             -        6,100            -            -            -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral
 for securities on loan,
 at value (Note 2)......             -    2,010,158            -            -            -
Receivables:
 Investments sold.......     1,719,119    1,409,814   12,982,376            -            -
 Fund shares sold.......             5        2,166          290            -            4
 Dividends..............             -          867            -            -            -
 Interest...............       250,631      719,059      491,823      121,802       28,400
 Foreign tax withholding
  reclaims..............             -        8,717            -            -            -
 From adviser...........             -            -            -            -        4,947
Other assets............        42,506       30,601       40,958      147,471       33,295
                          ------------ ------------ ------------ ------------ ------------
  Total assets..........    24,018,585   37,999,767   73,450,285   51,909,361    7,114,632
                          ------------ ------------ ------------ ------------ ------------
LIABILITIES:
------------
Payables:
 Investments purchased..     3,776,448      761,544   25,325,059    1,002,941            -
 Fund shares redeemed...             -       32,536       99,986       58,013            -
 Dividends..............        63,616      142,321      431,520      179,414        2,781
 Investment adviser.....         4,945       17,398       22,660        4,028            -
 Custodian and transfer
  agent fees............           939        5,592        2,273        5,188          330
 Securities lending.....             -    2,010,158            -            -            -
 Distribution fee.......        10,821       24,190       23,999            -            -
 Due to custodian.......             -      460,751       57,126        4,059            -
 Other accrued expenses.           334       65,407       10,875        6,011            -
                          ------------ ------------ ------------ ------------ ------------
  Total liabilities.....     3,857,103    3,519,897   25,973,498    1,259,654        3,111
                          ------------ ------------ ------------ ------------ ------------
NET ASSETS..............   $20,161,482  $34,479,870  $47,476,787  $50,649,707   $7,111,521
                          ------------ ------------ ------------ ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net
  investment income
  (loss) (Note 2).......             -      $32,503   ($482,453)            -            -
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....    ($307,100)  (8,261,519)  (2,237,312)         $168       $6,100
 Unrealized appreciation
  (depreciation) on:
 Investments............       151,219  (2,259,785)       90,375            -            -
 Foreign currency and
  forward foreign
  currency contracts....             -      (1,556)            -            -            -
 Capital shares at par
  value of $.001 (Note
  3)....................         2,056        4,373        4,876       50,649        7,106
 Additional paid-in
  capital...............    20,315,307   44,965,854   50,101,301   50,598,890    7,098,315
                          ------------ ------------ ------------ ------------ ------------
  Net assets............   $20,161,482  $34,479,870  $47,476,787  $50,649,707   $7,111,521
                          ------------ ------------ ------------ ------------ ------------
*Investments in
 securities, at
 identified cost (Note
 2).....................   $21,855,105  $36,072,070  $59,844,463  $51,640,088   $7,047,986
                          ------------ ------------ ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    U. S.                Municipal
                                                 Government                Money
                          Municipal   Strategic  Securities     Money      Market
                          Bond Fund  Income Fund    Fund     Market Fund    Fund
                          ---------- ----------- ----------- ----------- ----------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value....  $8,485,073  $7,513,565 $31,156,765 $26,124,221 $4,283,016
 Shares outstanding.....     865,697     953,134   3,200,084  26,123,508  4,279,307
Net asset value (NAV)
 and redemption price
 per share..............       $9.80       $7.88       $9.74       $1.00      $1.00
                               -----       -----       -----       -----      -----
Public offering price
 per share (100/95.25 of
 NAV) On sales of
 $100,000 or more the
 offering price is
 reduced................      $10.29       $8.27      $10.23
                              ------       -----      ------
Class B Shares
 Net assets at value....  $7,709,726 $12,227,375  $9,670,703  $9,869,751 $2,697,776
 Shares outstanding.....     785,858   1,550,802     993,290   9,869,522  2,695,468
Net asset value,
 offering price and
 redemption price per
 share..................       $9.81       $7.88       $9.74       $1.00      $1.00
                               -----       -----       -----       -----      -----
Class C Shares
 Net assets at value....  $3,966,683 $12,037,139  $6,649,319  $7,761,411   $130,729
 Shares outstanding.....     404,335   1,526,663     682,935   7,760,808    130,646
Net asset value,
 offering price and
 redemption price per
 share..................       $9.81       $7.88       $9.74       $1.00      $1.00
                               -----       -----       -----       -----      -----
Class I Shares
 Net assets at value....              $2,701,791              $6,894,324
 Shares outstanding.....                 342,235               6,895,384
Net asset value,
 offering price and
 redemption price per
 share..................                   $7.89                   $1.00
                                           -----                   -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                           Aggressive    Moderate   Conservative
                                             Growth       Growth       Growth
                                           LifeStyle    LifeStyle    LifeStyle
                                              Fund         Fund         Fund
                                          ------------ ------------ ------------
ASSETS:
-------
Investments in securities, at value*
 (See accompanying Portfolio of
 Investments)...........................   $23,120,306  $25,814,013  $19,001,169
Cash....................................        19,504       66,958       48,428
Receivables:
 Fund shares sold.......................        73,715        4,000            -
 Dividends..............................         9,982       45,322       51,582
Other assets............................        24,201       30,106       19,951
                                          ------------ ------------ ------------
  Total assets..........................    23,247,708   25,960,399   19,121,130
                                          ------------ ------------ ------------
LIABILITIES:
------------
Payables:
 Fund shares redeemed...................             -          369            -
 Investment adviser.....................         1,624        1,876        1,437
 Distribution fee.......................        10,018       10,502        8,278
                                          ------------ ------------ ------------
  Total liabilities.....................        11,642       12,747        9,715
                                          ------------ ------------ ------------
NET ASSETS..............................   $23,236,066  $25,947,652  $19,111,415
                                          ------------ ------------ ------------
NET ASSETS CONSIST OF:
----------------------
 Undistributed net investment income
  (loss) (Note 2).......................      $484,352     $602,610     $421,888
 Accumulated undistributed net realized
  gain (loss) on investments, foreign
  currency and forward foreign currency
  contracts.............................   (3,387,155)  (2,367,390)  (1,848,898)
 Unrealized appreciation (depreciation)
  on:
 Investments............................   (2,908,320)  (1,471,305)    (590,504)
 Capital shares at par value of $.001
  (Note 3)..............................         2,547        2,669        1,948
 Additional paid-in capital.............    29,044,642   29,181,068   21,126,981
                                          ------------ ------------ ------------
  Net assets............................   $23,236,066  $25,947,652  $19,111,415
                                          ------------ ------------ ------------
*Investments in securities, at
 identified cost (Note 2)...............   $26,028,626  $27,285,318  $19,591,673
                                          ------------ ------------ ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                            Aggressive   Moderate   Conservative
                                              Growth      Growth       Growth
                                             LifeStyle   LifeStyle   LifeStyle
                                               Fund        Fund         Fund
                                            ----------- ----------- ------------
NET ASSET VALUES:
-----------------
Class A Shares
 Net assets at value......................   $3,720,436  $4,208,417  $3,364,276
 Shares outstanding.......................      408,408     433,247     343,639
Net asset value (NAV) and redemption price
 per share................................        $9.11       $9.71       $9.79
                                                  -----       -----       -----
Public offering price per share (100/94.25
 of NAV) On sales of $100,000 or more the
 offering price is reduced................        $9.67      $10.30      $10.39
                                                  -----      ------      ------
Class B Shares
 Net assets at value......................  $14,011,636 $13,585,890 $10,098,087
 Shares outstanding.......................    1,535,560   1,395,980   1,026,961
Net asset value, offering price and
 redemption price per share...............        $9.12       $9.73       $9.83
                                                  -----       -----       -----
Class C Shares
 Net assets at value......................     $181,147    $599,878    $536,973
 Shares outstanding.......................       19,700      61,564      54,503
Net asset value, offering price and
 redemption price per share...............        $9.20       $9.74       $9.85
                                                  -----       -----       -----
Class I Shares
 Net assets at value......................   $5,322,847  $7,553,467  $5,112,079
 Shares outstanding.......................      583,083     778,228     521,695
Net asset value, offering price and
 redemption price per share...............        $9.13       $9.71       $9.80
                                                  -----       -----       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS -
For The Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Science &
                                Growth &      Large Cap     Mid Cap Growth Mid Cap Value   Technology
                              Income Fund    Growth Fund         Fund          Fund           Fund
                             -------------- --------------  -------------- ------------- --------------
INVESTMENT INCOME:
------------------
 Interest..................         $46,718       $125,155         $33,715       $47,265        $40,097
 Dividends (Net of $398,
  $75, $703 and $804
  withholding tax in the
  Growth & Income, Large
  Cap Growth, Mid Cap
  Growth and Science &
  Technology Funds,
  respectively)............       1,711,307        184,047          60,380       127,274          6,989
                             -------------- --------------  -------------- ------------- --------------
   Total income............       1,758,025        309,202          94,095       174,539         47,086
                             -------------- --------------  -------------- ------------- --------------
EXPENSES:
---------
 Distribution for Class A..          75,429         13,971          16,397         5,662          7,080
 Distribution for Class B..         450,933        138,547         115,182        43,025         66,491
 Distribution for Class C..         717,547         81,802          84,069         9,470          5,940
 Distribution for Class I..          13,602         21,378          11,778        14,232            477
 Investment adviser fee
  (Note 5).................         964,186        306,308         269,973       113,040         85,111
 Custodian fee.............          78,122         18,696          15,845         6,819          5,114
 Transfer agent fee........         356,009        152,360         118,026        44,622         83,656
 Accounting/administration.         169,100         40,868          35,188        11,511          9,797
 Audit and legal fees......          78,388         18,781          16,201         4,876          3,547
 Miscellaneous.............         153,462         42,829          37,568        16,988         15,272
                             -------------- --------------  -------------- ------------- --------------
 Expenses before
  reimbursement by
  investment adviser.......       3,056,778        835,540         720,227       270,245        282,485
 Reimbursement of expenses
  by investment adviser
  (Note 5).................         199,456        276,122         157,450        20,611        120,742
                             -------------- --------------  -------------- ------------- --------------
   Net expenses............       2,857,322        559,418         562,777       249,634        161,743
                             -------------- --------------  -------------- ------------- --------------
   Net investment income
    (loss).................     (1,099,297)      (250,216)       (468,682)      (75,095)      (114,657)
                             -------------- --------------  -------------- ------------- --------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...       7,111,581    (22,176,123)    (5,223,434)     1,520,113    (5,446,656)
 Foreign currency and
  forward foreign currency
  contracts................               -              -             (4)             -        (4,461)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............    (41,527,211)    (3,114,284)    (20,632,279)     (444,343)    (4,055,289)
 Translation of foreign
  currency and forward
  foreign currency
  contracts................              12              -              34             -              -
                             -------------- --------------  -------------- ------------- --------------
Net gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts.................    (34,415,618)   (25,290,407)    (25,855,683)     1,075,770    (9,506,406)
                             -------------- --------------  -------------- ------------- --------------
Net increase/(decrease) in
 net assets resulting from
 operations................   ($35,514,915)  ($25,540,623)   ($26,324,365)    $1,000,675   ($9,621,063)
                             -------------- --------------  -------------- ------------- --------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS -
For The Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                           Socially
                               Small Cap     Small Cap    Responsible   Stock Index  Global Equity
                              Growth Fund   Index Fund       Fund          Fund          Fund
                             ------------- ------------- ------------- ------------- -------------
INVESTMENT INCOME:
------------------
 Interest..................        $93,249       $22,257       $48,467      $111,647       $20,115
Dividends (Net of $35, $75,
 $217 and $16,776
 withholding tax in the
 Small Cap Index, Socially
 Responsible, Stock Index
 and Global Equity Funds,
 respectively).............          9,253        51,893        53,844       174,633       107,585
                             ------------- ------------- ------------- ------------- -------------
   Total income............        102,502        74,150       102,311       286,280       127,700
                             ------------- ------------- ------------- ------------- -------------
EXPENSES:
---------
 Distribution for Class A..         10,486         5,635         3,056        14,302        11,564
 Distribution for Class B..         65,705        22,704        16,870       118,714        37,543
 Distribution for Class C..         14,443           315           270         4,594        72,853
 Distribution for Class I..         15,402             -         6,877             -             -
 Investment adviser fee
  (Note 5).................        163,132        10,953        34,697        44,326       129,092
 Custodian fee.............          9,293         2,120         2,891         8,895        27,683
 Transfer agent fee........         93,124        24,561        28,088        75,217        74,004
 Accounting/administration.         17,678         4,175         5,828        16,987        19,462
 Audit and legal fees......          7,947         1,888         2,589         7,547         9,358
 Amortization of
  organization costs.......          3,276             -             -             -             -
 Miscellaneous.............         18,913        12,107        12,659        20,302        30,766
                             ------------- ------------- ------------- ------------- -------------
 Expenses before
  reimbursement by
  investment adviser.......        419,399        84,458       113,825       310,884       412,325
 Reimbursement of expenses
  by investment adviser
  (Note 5).................        144,159        23,879        39,676       113,136        60,504
                             ------------- ------------- ------------- ------------- -------------
   Net expenses............        275,240        60,579        74,149       197,748       351,821
                             ------------- ------------- ------------- ------------- -------------
   Net investment income
    (loss).................      (172,738)        13,571        28,162        88,532     (224,121)
                             ------------- ------------- ------------- ------------- -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...    (5,444,110)      (24,617)      (10,148)        22,063   (5,961,995)
 Futures contracts.........              -      (58,956)     (377,992)     (694,878)             -
 Foreign currency and
  forward foreign currency
  contracts................              -             -             -             -      (11,331)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............    (2,312,682)     (139,797)   (1,275,253)   (4,050,495)     (999,578)
 Futures contracts.........              -        49,603        90,844       204,875             -
 Translation of foreign
  currency and forward
  foreign currency
  contracts................              -             -             -             -         1,505
                             ------------- ------------- ------------- ------------- -------------
Net gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts.................    (7,756,792)     (173,767)   (1,572,549)   (4,518,435)   (6,971,399)
                             ------------- ------------- ------------- ------------- -------------
Net increase/(decrease) in
 net assets resulting from
 operations................   ($7,929,530)    ($160,196)  ($1,544,387)  ($4,429,903)  ($7,195,520)
                             ------------- ------------- ------------- ------------- -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS -
For The Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                           International
                             International   Small Cap                     Core      High Yield
                              Equity Fund      Fund      Balanced Fund  Bond Fund     Bond Fund
                             ------------- ------------- ------------- ------------ -------------
INVESTMENT INCOME:
------------------
 Interest (Net of $25,160
  withholding tax in the
  Core Bond Fund)..........        $79,151       $22,878      $742,947  $11,884,499    $3,917,899
 Dividends (Net of $46,751,
  $22,726, $1,359, $1,500
  withholding tax in the
  International Equity,
  International Small Cap,
  Balanced and High Yield
  Bond Funds,
  respectively)............        323,865       145,059       190,044          625        39,000
                             ------------- ------------- ------------- ------------ -------------
     Total income..........        403,016       167,937       932,991   11,885,124     3,956,899
                             ------------- ------------- ------------- ------------ -------------
EXPENSES:
---------
 Distribution for Class A..         12,277         8,083        13,132        7,115           627
 Distribution for Class B..         81,936        48,915        69,351       23,698        10,384
 Distribution for Class C..         20,453        38,437       163,356       14,266         3,803
 Distribution for Class I..         22,696             -         6,872       26,417         1,699
 Investment adviser fee
  (Note 5).................        205,426       115,967       228,241    1,006,831       273,975
 Custodian fee.............         44,052        21,316        16,118       97,646        19,368
 Transfer agent fee........         85,570        53,978        80,302       93,713        32,851
 Accounting/administration.         25,201        13,859        33,598      185,440        34,525
 Audit and legal fees......         11,544         6,469        15,302       82,979        15,475
 Miscellaneous.............         34,820        50,230        35,886      161,919        33,629
                             ------------- ------------- ------------- ------------ -------------
 Expenses before
  reimbursement by
  investment adviser.......        543,975       357,254       662,158    1,700,024       426,336
 Reimbursement of expenses
  by investment adviser
  (Note 5).................        129,087        91,880        68,730            -        29,698
                             ------------- ------------- ------------- ------------ -------------
     Net expenses..........        414,888       265,374       593,428    1,700,024       396,638
                             ------------- ------------- ------------- ------------ -------------
     Net investment income
  (loss)...................       (11,872)      (97,437)       339,563   10,185,100     3,560,261
                             ------------- ------------- ------------- ------------ -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...    (1,254,057)   (6,703,217)   (3,656,126)    6,485,556   (4,239,102)
 Futures contracts.........         76,145             -             -            -             -
 Foreign currency and
  forward foreign currency
  contracts................        254,504     (193,257)         (399)            -             -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............    (2,343,994)       436,223   (3,742,149)    4,143,026       352,120
 Futures contracts.........        (9,864)             -             -            -             -
 Translation of foreign
  currency and forward
  foreign currency
  contracts................        216,673       (2,056)         (904)            -             -
                             ------------- ------------- ------------- ------------ -------------
Net gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts.................    (3,060,593)   (6,462,307)   (7,399,578)   10,628,582   (3,886,982)
                             ------------- ------------- ------------- ------------ -------------
Net increase/(decrease) in
 net assets resulting from
 operations................   ($3,072,465)  ($6,559,744)  ($7,060,015)  $20,813,682    ($326,721)
                             ------------- ------------- ------------- ------------ -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS -
For The Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                        U. S.
                                                     Government               Municipal
                              Municipal   Strategic  Securities     Money       Money
                              Bond Fund  Income Fund    Fund     Market Fund Market Fund
                             ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME:
------------------
 Interest..................     $491,023  $1,898,553  $1,588,206  $1,544,315    $132,137
 Dividends.................            -      20,925           -           -           -
                             ----------- ----------- ----------- ----------- -----------
   Total income............      491,023   1,919,478   1,588,206   1,544,315     132,137
                             ----------- ----------- ----------- ----------- -----------
EXPENSES:
---------
 Distribution for Class A..        6,184      11,903      53,728           -           -
 Distribution for Class B..       36,204      70,839      47,695           -           -
 Distribution for Class C..       16,890      61,894      36,294           -           -
 Distribution for Class I..            -       3,353           -           -           -
 Investment adviser fee
  (Note 5).................       56,594     135,115     142,497      50,894      12,671
 Custodian fee.............        6,475      36,352      14,235      13,801       1,962
 Transfer agent fee........       29,434      52,565      54,394      91,568      23,868
 Accounting/administration.        9,592      20,566      24,752      26,386       3,783
 Audit and legal fees......        4,243       9,533      11,044      11,718       1,694
 Miscellaneous.............       15,578      26,114      27,942      30,527      13,535
                             ----------- ----------- ----------- ----------- -----------
 Expenses before
  reimbursement by
  investment adviser.......      181,194     428,234     412,581     224,894      57,513
 Reimbursement of expenses
  by investment adviser
  (Note 5).................       39,422      62,964      56,961      36,625      29,512
                             ----------- ----------- ----------- ----------- -----------
   Net expenses............      141,772     365,270     355,620     188,269      28,001
                             ----------- ----------- ----------- ----------- -----------
   Net investment income...      349,251   1,554,208   1,232,586   1,356,046     104,136
                             ----------- ----------- ----------- ----------- -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY AND
FORWARD FOREIGN CURRENCY
CONTRACTS:
 Net realized gain (loss)
  on:
 Investment transactions...      (3,392)   (750,988)     513,044         168       6,100
 Foreign currency and
  forward foreign currency
  contracts................            -    (39,479)           -           -           -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...............      205,287     236,205     620,353           -           -
 Translation of foreign
  currency and forward
  foreign currency
  contracts................            -      28,931           -           -           -
                             ----------- ----------- ----------- ----------- -----------
Net gain (loss) on
 investments, foreign
 currency and forward
 foreign currency
 contracts.................      201,895   (525,331)   1,133,397         168       6,100
                             ----------- ----------- ----------- ----------- -----------
Net increase/(decrease) in
 net assets resulting from
 operations................     $551,146  $1,028,877  $2,365,983  $1,356,214    $110,236
                             ----------- ----------- ----------- ----------- -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS -
For The Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                      Aggressive      Moderate     Conservative
                                        Growth         Growth         Growth
                                    LifeStyle Fund LifeStyle Fund LifeStyle Fund
                                    -------------- -------------- --------------
INVESTMENT INCOME:
------------------
 Dividends........................     $1,211,664     $1,106,179       $828,954
                                    -------------  -------------  -------------
   Total income...................      1,211,664      1,106,179        828,954
                                    -------------  -------------  -------------
EXPENSES:
---------
 Distribution for Class A.........          1,946          1,957          1,750
 Distribution for Class B.........         50,281         46,553         39,396
 Distribution for Class C.........            762          1,445          1,441
 Investment adviser fee (Note 5)..         11,112         11,473          9,538
                                    -------------  -------------  -------------
   Net expenses...................         64,101         61,428         52,125
                                    -------------  -------------  -------------
   Net investment income..........      1,147,563      1,044,751        776,829
                                    -------------  -------------  -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FOREIGN
CURRENCY AND FORWARD FOREIGN
CURRENCY CONTRACTS:
 Net realized gain (loss) on:
 Investment transactions..........    (2,994,652)    (2,108,967)    (1,546,657)
 Change in unrealized appreciation
  (depreciation) on:
 Investments......................    (1,234,267)      (616,372)       (63,493)
                                    -------------  -------------  -------------
Net gain (loss) on investments,
 foreign currency and forward
 foreign currency contracts.......    (4,228,919)    (2,725,339)    (1,610,150)
                                    -------------  -------------  -------------
Net increase/(decrease) in net
 assets resulting from operations.   ($3,081,356)   ($1,680,588)     ($833,321)
                                    -------------  -------------  -------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               Growth & Income          Large Cap Growth            Mid Cap Growth
                                    Fund                      Fund                       Fund
                          ------------------------- ------------------------- --------------------------
                            6 Months                  6 Months                  6 Months
                             Ended         Year         Ended        Year         Ended         Year
                            04/30/01      Ended       04/30/01       Ended      04/30/01       Ended
                          (Unaudited)    10/31/00    (Unaudited)   10/31/00    (Unaudited)    10/31/00
                          ------------ ------------ ------------- ----------- ------------- ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................  ($1,099,297) ($2,757,563)    ($250,216)  ($924,855)    ($468,682) ($1,121,488)
 Net realized gain
  (loss) on:
 Investment
  transactions..........     7,111,581   34,507,070  (22,176,123)   8,263,343   (5,223,434)   13,547,675
 Futures contracts......             -            -             -    (12,436)             -            -
 Foreign currency and
  forward foreign
  currency contracts....             -            -             -     (1,518)           (4)        (184)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............  (41,527,211) (28,936,197)   (3,114,284) (9,827,527)  (20,632,279)    1,554,570
 Foreign currency and
  forward foreign
  currency contracts....            12           12             -        (12)            34         (24)
                          ------------ ------------ ------------- ----------- ------------- ------------
Net increase (decrease)
 in net assets resulting
 from operations........  (35,514,915)    2,813,322  (25,540,623) (2,503,005)  (26,324,365)   13,980,549
DISTRIBUTIONS FROM:
-------------------
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................   (4,561,410)  (3,116,646)      (76,657) (1,540,626)             -  (2,829,727)
 Class B................  (10,443,082)  (9,002,149)     (284,680) (5,453,064)             -  (8,060,558)
 Class C................  (16,271,547) (13,236,487)     (178,806) (4,765,012)             -  (7,126,908)
 Class I................   (1,087,347)            -     (162,572) (1,547,819)             -  (1,875,158)
 Return of Capital
 Class A................             -            -             -           -             -     (13,112)
 Class B................             -            -             -           -             -     (37,349)
 Class C................             -            -             -           -             -     (33,023)
 Class I................             -            -             -           -             -      (8,689)
 Increase (decrease) in
  net assets from
  capital share
  transactions (Note 3).     1,664,522   58,168,030       290,137  59,674,609     1,729,839   40,167,528
                          ------------ ------------ ------------- ----------- ------------- ------------
 Increase (decrease) in
  net assets............  (66,213,779)   35,626,070  (25,953,201)  43,865,083  (24,594,526)   34,163,553
 Net assets at beginning
  of period.............   333,588,225  297,962,155    86,155,735  42,290,652    76,256,528   42,092,975
                          ------------ ------------ ------------- ----------- ------------- ------------
 Net assets at end of
  period................  $267,374,446 $333,588,225 $  60,202,534 $86,155,735 $  51,662,002 $ 76,256,528
                          ------------ ------------ ------------- ----------- ------------- ------------
 Undistributed net
  investment income
  (loss)................  ($1,099,297)            -    ($250,216)           -    ($468,682)            -
                          ------------ ------------ ------------- ----------- ------------- ------------

---------------------
 * Commencement of operations

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                Mid Cap Value         Science & Technology        Small Cap Growth
                                   Fund/1/                   Fund/2/                    Fund
                          ------------------------- ------------------------- -------------------------
                            6 Months                  6 Months                  6 Months
                             Ended         Year        Ended      03/01/00*      Ended         Year
                            04/30/01      Ended       04/30/01     through      04/30/01      Ended
                          (Unaudited)    10/31/00   (Unaudited)    10/31/00   (Unaudited)    10/31/00
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................     ($75,095)    ($56,913)   ($114,657)   ($110,297)   ($172,738)   ($142,291)
 Net realized gain
  (loss) on:
 Investment
  transactions..........     1,520,113    1,363,892  (5,446,656)  (1,715,633) ($5,444,110)    2,190,821
 Foreign currency and
  forward foreign
  currency contracts....             -            -      (4,461)      (2,189)            -            -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     (444,343)    3,297,838  (4,055,289)    (779,663) ($2,312,682) ($4,046,826)
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........     1,000,675    4,604,817  (9,621,063)  (2,607,782) ($7,929,530) ($1,998,296)
DISTRIBUTIONS FROM:
-------------------
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................      (16,057)    (379,796)            -            -      (3,028)    (358,063)
 Class B................      (41,813)  (1,040,334)            -            -      (5,642)    (816,827)
 Class C................       (5,739)     (29,983)            -            -      (1,256)    (187,658)
 Class I................      (59,848)    (845,335)            -            -      (5,329)    (762,342)
 Class II...............             -    (181,253)            -            -            -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............     7,208,963   10,957,731    6,575,207   24,674,261    3,202,603   41,638,630
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............     8,086,181   13,085,847  (3,045,856)   22,066,479  (4,742,182)   37,515,444
Net assets at beginning
 of period..............    22,332,700    9,246,853   22,066,479            -   38,839,775    1,324,331
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................   $30,418,881  $22,332,700  $19,020,623  $22,066,479  $34,097,593  $38,839,775
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................     ($75,095)            -   ($114,657)            -   ($172,738)            -
                          ------------ ------------ ------------ ------------ ------------ ------------

---------------------
 * Commencement of operations
 1 Includes the financial results of the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on July 7, 2000.
 2 Includes the financial results of the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                               Small Cap Index        Socially Responsible           Stock Index
                                    Fund                      Fund                      Fund
                          ------------------------- ------------------------- -------------------------
                            6 Months                  6 Months                  6 Months
                             Ended         Year        Ended         Year        Ended         Year
                            04/30/01      Ended       04/30/01      Ended       04/30/01      Ended
                          (Unaudited)    10/31/00   (Unaudited)    10/31/00   (Unaudited)    10/31/00
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................       $13,571      $58,408      $28,162      $63,275      $88,532     $169,521
 Net realized gain
  (loss) on:
 Investment
  transactions..........      (24,617)    1,029,508     (10,148)     (33,597)       22,063        8,715
 Futures contracts......      (58,956)     (27,491)    (377,992)     (41,626)    (694,878)      164,278
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     (139,797)    (367,543)  (1,275,253)      212,439  (4,050,495)      678,065
 Futures contracts......        49,603     (15,728)       90,844     (83,859)      204,875    (211,262)
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........     (160,196)      677,154  (1,544,387)      116,632  (4,429,903)      809,317
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................      (13,240)     (32,955)            -      (9,931)     (92,047)     (52,418)
 Class B................             -     (18,087)            -      (2,167)     (71,586)     (35,387)
 Class C................             -            -            -          (1)      (1,840)         (19)
 Class I................             -            -    (222,239)     (23,067)            -            -
 Class II...............             -            -            -      (7,932)            -            -
 Net realized gains on
  investments and
  foreign
  currency transactions
 Class A................      (40,864)    (669,531)            -     (68,557)            -     (42,201)
 Class B................      (56,353)    (858,236)            -    (132,478)            -    (114,330)
 Class C................         (445)      (3,142)            -            -            -            -
 Class I................             -            -            -     (85,308)            -            -
 Class II...............             -            -            -     (62,077)            -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............       718,389    2,615,184      841,008    3,600,867    5,042,379   12,770,017
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............       447,291    1,710,387    (925,618)    3,325,981      447,003   13,334,979
Net assets at beginning
 of period..............     7,972,318    6,261,931   11,567,738    8,241,757   34,009,232   20,674,253
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................    $8,419,609   $7,972,318  $10,642,120  $11,567,738  $34,456,235  $34,009,232
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................        $6,510       $6,179   ($173,900)      $20,177       $6,773      $83,714
                          ------------ ------------ ------------ ------------ ------------ ------------

---------------------
 1 Includes the financial results of the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on July 7, 2000.
 2 Includes the financial results of the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on July 7, 2000.
 3 Includes the financial results of the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                Global Equity         International Equity      International Small Cap
                                    Fund                      Fund                       Fund
                          ------------------------- -------------------------  -------------------------
                            6 Months                  6 Months                   6 Months
                             Ended         Year        Ended         Year         Ended         Year
                            04/30/01      Ended       04/30/01      Ended        04/30/01      Ended
                          (Unaudited)    10/31/00   (Unaudited)    10/31/00    (Unaudited)    10/31/00
                          ------------ ------------ ------------ ------------  ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................    ($224,121)   ($547,886)    ($11,872)   ($241,282)     ($97,437)   ($526,242)
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (5,961,995)  (2,278,794)  (1,254,057)    6,800,924   (6,703,217)    2,239,050
 Futures contracts......             -            -       76,145      (90,708)            -            -
 Foreign currency and
  forward foreign
  currency contracts....      (11,331)      592,673      254,504     (99,012)     (193,257)    (237,008)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     (999,578)  (9,923,239)  (2,343,994) (10,872,098)       436,223  (1,519,207)
 Futures contracts......             -            -      (9,864)     (14,920)             -            -
 Foreign currency and
  forward foreign
  currency contracts....         1,505    (149,268)      216,673      548,727       (2,056)      (1,205)
                          ------------ ------------ ------------ ------------  ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........   (7,195,520) (12,306,514)  (3,072,465)  (3,968,369)   (6,559,744)     (44,612)
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................             -            -            -     (33,276)             -            -
 Class B................             -            -            -     (19,674)             -            -
 Class C................             -            -            -      (9,233)             -            -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................             -  (1,483,161)    (945,564)    (307,060)     (263,863)    (662,245)
 Class B................             -  (3,256,058)  (2,602,660)  (1,068,998)     (649,712)  (1,814,636)
 Class C................             -  (5,705,060)    (640,247)    (499,719)     (521,890)  (1,423,034)
 Class I................             -            -  (2,527,772)            -             -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (6,564,860) (22,339,662)    9,569,500   28,059,117     (358,154)   15,806,860
                          ------------ ------------ ------------ ------------  ------------ ------------
Increase (decrease) in
 net assets.............  (13,760,380) (45,090,455)    (219,208)   22,152,788   (8,353,363)   11,862,333
Net assets at beginning
 of period..............    38,248,079   83,338,534   47,098,767   24,945,979    27,560,352   15,698,019
                          ------------ ------------ ------------ ------------  ------------ ------------
Net assets at end of
 period.................   $24,487,699  $38,248,079  $46,879,559  $47,098,767   $19,206,989  $27,560,352
                          ------------ ------------ ------------ ------------  ------------ ------------
Undistributed net
 investment income
 (loss).................    ($222,152)       $1,969     ($5,712)       $6,160     ($97,437)           $0
                          ------------ ------------ ------------ ------------  ------------ ------------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               Balanced Fund             Core Bond Fund        High Yield Bond Fund/1/
                          ------------------------ --------------------------- -----------------------
                            6 Months                 6 Months                   6 Months
                             Ended        Year         Ended         Year         Ended       Year
                            04/30/01      Ended      04/30/01        Ended      04/30/01      Ended
                          (Unaudited)   10/31/00    (Unaudited)    10/31/00    (Unaudited)  10/31/00
                          ------------ ----------- ------------- ------------- ----------- -----------
OPERATIONS:
-----------
 Net investment income
  (loss)................      $339,563    $604,892   $10,185,100    $7,055,205  $3,560,261  $6,741,510
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (3,656,126) (2,311,814)     6,485,556   (6,875,365) (4,239,102) (3,080,092)
 Foreign currency and
  forward foreign
  currency contracts....         (399)      52,789             -             -           -       (132)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............   (3,742,149)   4,340,304     4,143,026     5,847,043     352,120 (3,547,402)
 Foreign currency and
  forward foreign
  currency contracts....         (904)       (853)             -             -           -           -
                          ------------ ----------- ------------- ------------- ----------- -----------
Net increase (decrease)
 in net assets resulting
 from operations........   (7,060,015)   2,685,318    20,813,682     6,026,883   (326,721)     113,884
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................      (93,264)   (155,664)     (113,763)     (207,981)    (19,256)    (19,839)
 Class B................      (85,846)   (275,166)     (117,233)     (243,095)   (104,847)   (108,244)
 Class C................     (202,036) (1,059,003)      (69,924)     (192,049)    (38,599)     (6,579)
 Class I................      (75,342)        (18)     (589,294)     (348,474)    (76,749)     (1,395)
 Class II...............             -           -   (9,402,691)   (5,963,986) (3,456,358) (6,393,004)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................             -   (714,922)             -             -           -           -
 Class B................             - (1,649,177)             -             -           -           -
 Class C................             - (6,385,744)             -             -           -           -
 In excess of net
  investment income
 Class A................             -           -             -       (4,740)           -           -
 Class B................             -           -             -       (5,541)           -           -
 Class C................             -           -             -       (4,377)           -           -
 Class I................             -           -             -       (7,943)           -           -
 Class II...............             -           -             -     (135,934)           -           -
 Return of Capital
 Class A................             -           -             -      (23,205)           -           -
 Class B................             -           -             -      (27,123)           -           -
 Class C................             -           -             -      (21,427)           -           -
 Class I................             -           -             -      (38,880)           -           -
 Class II...............             -           -             -     (665,413)           -           -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (2,536,386)     673,750   (4,182,120)   338,854,539   7,134,672   8,349,306
                          ------------ ----------- ------------- ------------- ----------- -----------
Increase (decrease) in
 net assets.............  (10,052,889) (6,880,626)     6,338,657   336,991,254   3,112,142   1,934,129
Net assets at beginning
 of period..............    66,682,310  73,562,936   349,386,002    12,394,748  65,140,236  63,206,107
                          ------------ ----------- ------------- ------------- ----------- -----------
Net assets at end of
 period.................   $56,629,421 $66,682,310  $355,724,659  $349,386,002 $68,252,378 $65,140,236
                          ------------ ----------- ------------- ------------- ----------- -----------
Undistributed net
 investment income
 (loss).................      $321,956    $438,881    ($617,045)    ($509,240)     $79,864    $215,412
                          ------------ ----------- ------------- ------------- ----------- -----------

--------------------
 1 Includes the financial results of the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               Municipal Bond           Strategic Income           U. S. Government
                                    Fund                      Fund                  Securities Fund
                          ------------------------- -------------------------  --------------------------
                            6 Months                  6 Months                   6 Months
                             Ended         Year        Ended         Year         Ended          Year
                            04/30/01      Ended       04/30/01      Ended        04/30/01       Ended
                          (Unaudited)    10/31/00   (Unaudited)    10/31/00    (Unaudited)     10/31/00
                          ------------ ------------ ------------ ------------  ------------  ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................      $349,251     $542,222   $1,554,208   $3,480,059    $1,232,586    $2,821,328
 Net realized gain
  (loss) on:
 Investment
  transactions..........       (3,392)        3,924    (750,988)  (3,322,029)       513,044   (1,146,358)
 Foreign currency and
  forward foreign
  currency contracts....             -            -     (39,479)    (340,136)             -             -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............       205,287      228,763      236,205    7,259,822       620,353       759,341
 Foreign currency and
  forward foreign
  currency contracts....             -            -       28,931     (26,116)             -             -
                          ------------ ------------ ------------ ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations........       551,146      774,909    1,028,877    7,051,600     2,365,983     2,434,311
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................     (172,577)    (241,752)    (303,796)    (563,766)     (862,199)   (1,814,535)
 Class B................     (120,636)    (179,259)    (583,392)  (1,257,549)     (237,624)     (500,572)
 Class C................      (56,038)    (120,948)    (511,438)  (1,150,833)     (181,452)     (442,305)
 Class I................             -            -    (121,323)     (58,485)             -             -
 In excess of net
  investment income
 Class A................             -            -            -     (24,282)             -             -
 Class B................             -            -            -     (54,164)             -             -
 Class C................             -            -            -     (49,567)             -             -
 Class I................             -            -            -      (2,519)             -             -
 Return of capital
 Class A................             -            -            -     (78,951)             -     (119,523)
 Class B................             -            -            -    (176,110)             -      (32,973)
 Class C................             -            -            -    (161,165)             -      (29,135)
 Class I................             -            -            -      (8,190)             -             -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............     3,472,477    3,691,639  (2,291,015) (17,290,100)     1,751,508  (13,043,070)
                          ------------ ------------ ------------ ------------  ------------  ------------
Increase (decrease) in
 net assets.............     3,674,372    3,924,589  (2,782,087) (13,824,081)     2,836,216  (13,547,802)
Net assets at beginning
 of period..............    16,487,110   12,562,521   37,261,957   51,086,038    44,640,571    58,188,373
                          ------------ ------------ ------------ ------------  ------------  ------------
Net assets at end of
 period.................   $20,161,482  $16,487,110  $34,479,870  $37,261,957   $47,476,787   $44,640,571
                          ------------ ------------ ------------ ------------  ------------  ------------
Undistributed net
 investment income
 (loss).................             -            -      $32,503      ($1,756)    ($482,453)   ($433,764)
                          ------------ ------------ ------------ ------------  ------------  ------------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                   Money Market         Municipal Money Market
                                       Fund                     Fund/1/
                             ------------------------- -------------------------
                               6 Months                  6 Months
                                Ended         Year        Ended         Year
                               04/30/01      Ended       04/30/01      Ended
                             (Unaudited)    10/31/00   (Unaudited)    10/31/00
                             ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)...................    $1,356,046   $1,580,405     $104,136     $203,329
 Net realized gain (loss)
  on:
 Investment transactions...           168            -        6,100            -
                             ------------ ------------ ------------ ------------
Net increase (decrease) in
 net assets resulting from
 operations................     1,356,214    1,580,405      110,236      203,329
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A...................     (744,319)    (772,737)     (62,599)    (132,291)
 Class B...................     (230,539)    (290,963)     (39,711)     (70,804)
 Class C...................     (213,823)    (407,623)      (1,826)        (234)
 Class I...................     (167,365)    (109,082)            -            -
Increase (decrease) in net
 assets from capital share
 transactions (Note 3).....     3,624,057   27,800,384    (231,498)      844,619
                             ------------ ------------ ------------ ------------
Increase (decrease) in net
 assets....................     3,624,225   27,800,384    (225,398)      844,619
Net assets at beginning of
 period....................    47,025,482   19,225,098    7,336,919    6,492,300
                             ------------ ------------ ------------ ------------
Net assets at end of
 period....................   $50,649,707  $47,025,482   $7,111,521   $7,336,919
                             ------------ ------------ ------------ ------------
Undistributed net
 investment income (loss)..             -            -            -            -
                             ------------ ------------ ------------ ------------

---------------------
 * Commencement of operations
 1 Includes the financial results of the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                              Aggressive Growth          Moderate Growth         Conservative Growth
                              LifeStyle Fund/1/         LifeStyle Fund/2/         LifeStyle Fund/3/
                          ------------------------- ------------------------- -------------------------
                            6 Months                  6 Months                  6 Months
                             Ended         Year        Ended         Year        Ended         Year
                            04/30/01      Ended       04/30/01      Ended       04/30/01      Ended
                          (Unaudited)    10/31/00   (Unaudited)    10/31/00   (Unaudited)    10/31/00
                          ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
-----------
 Net investment income
  (loss)................    $1,147,563   $1,895,097   $1,044,751   $1,378,657     $776,829   $1,088,949
 Net realized gain
  (loss) on:
 Investment
  transactions..........   (2,994,652)    2,315,208  (2,108,967)    1,725,763  (1,546,657)    1,266,446
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............   (1,234,267)  (2,664,043)    (616,372)  (1,594,261)     (63,493)    (993,763)
                          ------------ ------------ ------------ ------------ ------------ ------------
Net increase (decrease)
 in net assets resulting
 from operations........   (3,081,356)    1,546,262  (1,680,588)    1,510,159    (833,321)    1,361,632
DISTRIBUTIONS FROM:
-------------------
 Net investment income
 Class A................     (156,898)    (226,879)    (121,890)    (169,786)    (113,463)    (124,818)
 Class B................     (514,360)    (689,398)    (353,686)    (519,113)    (309,988)    (414,293)
 Class C................       (7,209)            -      (5,990)        (187)      (7,629)         (67)
 Class I................     (202,132)    (262,331)    (177,985)    (208,960)    (148,340)    (156,504)
 Class II...............             -     (52,621)            -     (48,561)            -     (42,954)
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................     (550,156)     (24,592)    (398,753)     (15,414)    (316,414)     (16,902)
 Class B................   (1,910,717)     (68,467)  (1,232,240)     (48,559)    (958,817)     (57,065)
 Class C................      (29,011)            -     (24,654)            -     (20,326)            -
 Class I................     (672,123)     (19,815)    (553,984)     (12,830)    (408,729)     (14,923)
 Class II...............             -     (18,542)            -     (11,178)            -     (12,830)
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............     7,657,496   12,632,538    9,636,376    9,937,957    3,819,445    7,305,706
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets.............       533,534   12,816,155    5,086,606   10,413,528      702,418    7,826,982
Net assets at beginning
 of period..............    22,702,532    9,886,377   20,861,046   10,447,518   18,408,997   10,582,015
                          ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of
 period.................   $23,236,066  $22,702,532  $25,947,652  $20,861,046  $19,111,415  $18,408,997
                          ------------ ------------ ------------ ------------ ------------ ------------
Undistributed net
 investment income
 (loss).................      $484,352     $271,388     $602,610     $217,410     $421,888     $224,479
                          ------------ ------------ ------------ ------------ ------------ ------------

---------------------
 * Commencement of operations
 1 Includes the financial results of the AGSPC2 Aggressive Growth LifeStyle
   Fund, which was reorganized into North Aggressive Growth LifeStyle Fund on July 7, 2000.
 2 Includes the financial results of the AGSPC2 Moderate Growth LifeStyle
   Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on July 7, 2000.
 3 Includes the financial results of the AGSPC2 Conservative Growth LifeStyle
   Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             Growth & Income Fund
                          ----------------------------------------------------------
                                                   Class A
                          ----------------------------------------------------------
                           6 Months
                             ended      Year      Year      Year     Year     Year
                           4/30/01*     ended     ended    ended    ended    ended
                          (unaudited) 10/31/00* 10/31/99* 10/31/98 10/31/97 10/31/96
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $27.06     $28.78    $24.26   $21.77   $17.56   $14.72
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.03)     (0.09)      0.03     0.08     0.14     0.18
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.74)       0.80      5.45     4.14     5.26     2.99
                          ---------------------------------------------------------
 Total from investment
  operations                 (2.77)       0.71      5.48     4.22     5.40     3.17
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income               -          -         -        -   (0.15)   (0.21)
 Distributions from
  realized capital gains     (2.66)     (2.43)    (0.96)   (1.70)   (1.04)   (0.12)
 Distributions in excess
  of net investment
  income                          -          -         -   (0.03)        -        -
                          ---------------------------------------------------------
 Total distributions         (2.66)     (2.43)    (0.96)   (1.73)   (1.19)   (0.33)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $21.63     $27.06    $28.78   $24.26   $21.77   $17.56
------------------------------------------------------------------------------------
Total Return               (10.58%)+     2.39%    23.11%   20.82%   31.95%   21.84%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $44,758    $46,581   $37,210  $42,916  $34,186  $18,272
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.46%#     1.45%     1.34%    1.34%    1.34%    1.34%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.26%)#   (0.33%)     0.11%    0.34%    0.66%    1.10%
------------------------------------------------------------------------------------
 Portfolio turnover rate        13%+       31%       28%      18%      39%      49%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.60%#     1.61%     1.49%    1.45%    1.50%    1.56%
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Growth & Income Fund
                          -----------------------------------------------------------
                                                    Class B
                          -----------------------------------------------------------
                           6 Months
                             ended      Year      Year      Year     Year     Year
                           4/30/01*     ended     ended    ended    ended     ended
                          (unaudited) 10/31/00* 10/31/99* 10/31/98 10/31/97 10/31/96*
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $26.38     $28.28    $24.01   $21.67   $17.50    $14.69
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.10)     (0.26)    (0.15)   (0.07)     0.01      0.07
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.68)       0.79      5.38     4.11     5.23      2.99
                          ---------------------------------------------------------
 Total from investment
  operations                 (2.78)       0.53      5.23     4.04     5.24      3.06
                          ---------------------------------------------------------
Distributions
 Dividends from net
  investment income               -          -         -        -   (0.03)    (0.13)
 Distributions from
  realized capital gains     (2.66)     (2.43)    (0.96)   (1.70)   (1.04)    (0.12)
                          ---------------------------------------------------------
 Total distributions         (2.66)     (2.43)    (0.96)   (1.70)   (1.07)    (0.25)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $20.94     $26.38    $28.28   $24.01   $21.67    $17.50
-------------------------------------------------------------------------------------
Total Return               (10.88%)+     1.75%    22.28%   20.04%   31.40%    21.08%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $80,207   $106,464  $104,695  $75,574  $54,871   $34,740
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.11%#     2.10%     1.99%    1.99%    1.99%     1.99%
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.88%)#   (0.97%)   (0.54%)  (0.32%)    0.01%     0.45%
-------------------------------------------------------------------------------------
 Portfolio turnover rate        13%+       31%       28%      18%      39%       49%
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.24%#     2.27%     2.13%    2.10%    2.15%     2.20%
-------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                              Growth & Income Fund
                          ------------------------------------------------------------
                                                    Class C
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year     Year
                           4/30/01*   Year ended Year ended  ended    ended    ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $26.49      $28.39     $24.10    $21.75  $17.56   $14.71
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.10)      (0.27)     (0.15)    (0.07)    0.01     0.07
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.67)        0.80       5.40      4.12    5.25     3.00
                             ---------------------------------------------------------
 Total from investment
  operations                 (2.77)        0.53       5.25      4.05    5.26     3.07
                             ---------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -          -         -  (0.03)   (0.10)
 Distributions from
  realized capital gains     (2.66)      (2.43)     (0.96)    (1.70)  (1.04)   (0.12)
                             ---------------------------------------------------------
 Total distributions         (2.66)      (2.43)     (0.96)    (1.70)  (1.07)   (0.22)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $21.06      $26.49     $28.39    $24.10  $21.75   $17.56
--------------------------------------------------------------------------------------
Total Return               (10.83%)+      1.74%     22.28%    20.00%  31.37%   21.12%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $130,664    $170,277   $156,056  $122,395 $98,250  $74,825
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.11%#      2.10%      1.99%     1.99%   1.99%    1.99%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.89%)#    (0.97%)    (0.54%)   (0.31%)   0.01%    0.45%
--------------------------------------------------------------------------------------
 Portfolio turnover rate        13%+        31%        28%       18%     39%      49%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.25%#      2.27%      2.13%     2.10%   2.13%    2.20%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Growth & Income Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                         6 Months
                                                           ended     7/10/00*
                                                         4/30/01**      to
                                                        (unaudited) 10/31/00**
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $27.11       $28.25
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                              (0.01)       (0.02)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                     (2.75)       (1.12)
                                                                ---------------
 Total from investment operations                          (2.76)       (1.14)
                                                                ---------------
Distributions from realized capital gains                  (2.66)          -
-------------------------------------------------------------------------------
Net Asset Value, End of Period                             $21.69       $27.11
-------------------------------------------------------------------------------
Total Return                                             (10.53%)+     (4.04%)+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                        $11,746      $10,267
-------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.31%#       1.27%#
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                  (0.12%)#     (0.26%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                                      13%+         31%+
-------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      1.50%#       1.44%#
-------------------------------------------------------------------------------

 *  Commencement of operations
 ** Net investment income per share has been calculated using the average share method
 +  Non-annualized
 #  Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                               Large Cap Growth Fund (formerly Growth Equity Fund)
                          -----------------------------------------------------------------
                                                     Class A
                          -----------------------------------------------------------------
                           6 Months
                             ended                               Year      Year    3/04/96*
                           4/30/01**   Year ended Year ended    ended     ended       to
                          (unaudited)  10/31/00** 10/31/99 **  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $18.29      $21.44      $17.73    $17.01    $13.78    $12.50
--------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.02)      (0.21)       (0.19)    (0.07)    (0.03)     0.28
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (5.27)        1.72        5.05      2.22      3.45      1.00
                          ---------------------------------------------------------------
 Total from investment
  operations                   (5.29)        1.51        4.86      2.15      3.42      1.28
                          ---------------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -           -           -         -    (0.19)         -
 Distributions from
  capital gains                (0.14)      (4.66)      (1.15)    (1.43)         -         -
                          ---------------------------------------------------------------
 Total distributions           (0.14)      (4.66)      (1.15)    (1.43)    (0.19)         -
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $12.86      $18.29      $21.44    $17.73    $17.01    $13.78
--------------------------------------------------------------------------------------------
Total Return                 (29.09%)+      5.66%      28.57%    13.85%    25.13%    10.24%+
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $7,157      $9,548      $5,656    $3,919    $3,053    $2,244
--------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.23%#      1.51%       1.65%     1.65%     1.65%     1.65%#
--------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      (0.34%)#    (0.93%)      (0.94)   (0.43%)   (0.17%)     4.11%#
--------------------------------------------------------------------------------------------
 Portfolio turnover rate         101%+       196%        145%      115%      181%      450%#
--------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                    2.04%#      1.85%       1.90%     1.91%     2.28%     2.71%#
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Large Cap Growth Fund (formerly Growth Equity Fund)
                          ---------------------------------------------------------------
                                                     Class B
                          ---------------------------------------------------------------
                           6 Months
                             ended                              Year     Year    3/04/96*
                           4/30/01**   Year ended Year ended   ended    ended       to
                          (unaudited)  10/31/00** 10/31/99 ** 10/31/98 10/31/97  10/31/96
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $17.66      $20.96      $17.46   $16.90   $13.73    $12.50
------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.07)      (0.34)      (0.31)   (0.18)   (0.13)      0.24
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (5.10)        1.70        4.96     2.17     3.46      0.99
                          -------------------------------------------------------------
 Total from investment
  operations                   (5.17)        1.36        4.65     1.99     3.33      1.23
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -           -           -        -    (0.16)        -
 Distributions from
  capital gains                (0.14)      (4.66)      (1.15)   (1.43)        -         -
                          -------------------------------------------------------------
 Total distributions           (0.14)      (4.66)      (1.15)   (1.43)   (0.16)         -
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $12.35      $17.66      $20.96   $17.46   $16.90    $13.73
------------------------------------------------------------------------------------------
Total Return                 (29.39%)+      5.01%      27.77%   12.93%   24.50%     9.84%+
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $24,119     $34,711     $17,171  $11,659   $9,040    $4,748
------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.88%#      2.15%       2.30%    2.30%    2.30%     2.30%#
------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      (0.99%)#    (1.57%)      (1.58)  (1.07%)  (0.82%)     4.18%#
------------------------------------------------------------------------------------------
 Portfolio turnover rate         101%+       196%        145%     115%     181%      450%#
------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                    2.69%#      2.50%       2.52%    2.56%    2.78%     3.06%#
------------------------------------------------------------------------------------------

 *  Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 #  Annualized
 +  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                              Large Cap Growth Fund (formerly Growth Equity Fund)
                          ------------------------------------------------------------
                                                    Class C
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year   3/04/96*
                           4/30/01**  Year ended Year ended  ended    ended      to
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $17.64     $20.93     $17.44    $16.89   $13.73   $12.50
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.07)     (0.35)     (0.31)    (0.20)   (0.13)     0.24
 Net realized and
  unrealized gain/(loss)
  on
  investments and foreign
  currency                   (5.09)       1.72       4.95      2.18     3.46     0.99
                          ----------------------------------------------------------
 Total from investment
  operations                 (5.16)       1.37       4.64      1.98     3.33     1.23
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -          -          -         -   (0.17)        -
 Distributions from
  capital gains              (0.14)     (4.66)     (1.15)    (1.43)        -        -
                          ----------------------------------------------------------
 Total distributions         (0.14)     (4.66)     (1.15)    (1.43)   (0.17)        -
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $12.34     $17.64     $20.93    $17.44   $16.89   $13.73
--------------------------------------------------------------------------------------
Total Return               (29.37%)+     5.06%     27.75%    12.87%   24.50%    9.84%+
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $ 12,099    $22,780    $19,463   $12,965  $12,766   $6,494
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.88%#     2.23%      2.30%     2.30%    2.30%    2.30%#
--------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (0.99%)#   (1.64%)    (1.58%)   (1.06%)  (0.82%)    4.13%#
--------------------------------------------------------------------------------------
 Portfolio turnover rate       101%+      196%       145%      115%     181%     450%#
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.67%#     2.52%      2.52%     2.56%    2.75%    2.96%#
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Large Cap Growth Fund
                                              (formerly Growth Equity Fund)
                                          --------------------------------------
                                                         Class I
                                          --------------------------------------
                                           6 Months
                                             ended     7/10/00*
                                           4/30/01**      to
                                          (unaudited) 10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $18.42     $22.08
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                (0.02)     (0.03)
 Net realized and unrealized gain/(loss)
  on investments and foreign currency        (5.32)     (1.93)
                                          -------------------
 Total from investment operations            (5.34)     (1.96)
                                          --------------------------------------
Distributions
 Distributions from realized capital
  gains                                      (0.14)     (1.70)
                                          --------------------------------------
 Total distributions                         (0.14)     (1.70)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.94     $18.42
--------------------------------------------------------------------------------
Total Return                               (29.10%)+   (9.04%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)          $16,828    $19,117
--------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                      1.14%#     1.07%#
--------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
  average net assets                        (0.24%)#   (0.47%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate                       101%+      196%+
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser                    1.95%#     1.64%#
--------------------------------------------------------------------------------

 * Commencement of operations
 ** Net investment income per share has been calculated using the average share method
 + Non-annualized
 #  Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                          -------------------------------------------------------------
                                                     Class A
                          -------------------------------------------------------------
                           6 Months
                             ended                             Year     Year   3/04/96*
                           4/30/01**  Year ended Year ended   ended    ended      to
                          (unaudited) 10/31/00** 10/31/99 ** 10/31/98 10/31/97 10/31/96
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $17.90     $18.52      $16.09    $15.51   $12.62   $12.50
---------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)     (0.27)      (0.21)    (0.15)   (0.14)   (0.02)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (5.92)       6.33        4.12      0.97     3.03     0.14
                             ----------------------------------------------------------
 Total from investment
  operations                (6.00)        6.06        3.91      0.82     2.89     0.12
                             ----------------------------------------------------------
Distributions
 Distributions from
  realized capital gains          -     (6.68)      (1.48)    (0.24)        -        -
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.90     $17.90      $18.52    $16.09   $15.51   $12.62
---------------------------------------------------------------------------------------
Total Return               (33.45%)+    35.03%      25.50%     5.51%   22.90%    0.96%+
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $8,557    $11,718      $5,970    $4,814   $4,170   $2,966
---------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.50%#     1.59%       1.68%     1.68%    1.68%    1.68%#
---------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.17%)#   (1.30%)     (1.15%)   (0.90%)  (1.02%)  (0.40%)#
---------------------------------------------------------------------------------------
 Portfolio turnover rate        36%+      210%        181%      162%     145%      92%#
---------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.04%#     1.88%       1.89%     1.93%    2.24%    2.69%#
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                          -------------------------------------------------------------
                                                     Class B
                          -------------------------------------------------------------
                           6 Months
                             ended       Year       Year       Year     Year   3/04/96*
                           4/30/01**    ended       ended     ended    ended      to
                          (unaudited) 10/31/00** 10/31/99 ** 10/31/98 10/31/97 10/31/96
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $17.03     $17.99      $15.77    $15.33   $12.58   $12.50
---------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.12)     (0.41)      (0.32)    (0.25)   (0.23)   (0.05)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (5.63)       6.13        4.02      0.93     2.98     0.13
                             ----------------------------------------------------------
 Total from investment
  operations                 (5.75)       5.72        3.70      0.68     2.75     0.08
                             ----------------------------------------------------------
Distributions
 Distributions from
  realized capital gains          -     (6.68)      (1.48)    (0.24)        -        -
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.28     $17.03      $17.99    $15.77   $15.33   $12.58
---------------------------------------------------------------------------------------
Total Return               (33.73%)+    34.04%      24.62%     4.65%   21.86%    0.64%+
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $20,367    $29,978     $17,184   $13,972  $11,802   $6,659
---------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.15%#     2.31%       2.33%     2.33%    2.33%    2.33%#
---------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.83%)#   (2.01%)     (1.80%)   (1.55%)  (1.67%)  (1.05%)#
---------------------------------------------------------------------------------------
 Portfolio turnover rate        36%+      210%        181%      162%     145%      92%#
---------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.69%#     2.54%       2.54%     2.58%    2.79%    3.05%#
---------------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
                          --------------------------------------------------------------
                                                     Class C
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year              3/04/96*
                           4/30/01**  Year ended Year ended  ended   Year ended    to
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97** 10/31/96
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $17.06     $18.02     $15.79    $15.35    $12.59    $12.50
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.12)     (0.41)     (0.32)    (0.25)    (0.23)    (0.05)
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency           (5.63)       6.13       4.03      0.93      2.99      0.14
                          -------------------------------------------------------------
 Total from investment
  operations                 (5.75)       5.72       3.71      0.68      2.76      0.09
                          -------------------------------------------------------------
Distributions
 Distributions from
  realized capital gains          -     (6.68)     (1.48)    (0.24)         -         -
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.31     $17.06     $18.02    $15.79    $15.35    $12.59
----------------------------------------------------------------------------------------
Total Return               (33.67%)+    33.95%     24.65%     4.64%    21.92%     0.72%+
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $13,738    $22,913    $18,939   $16,221   $13,471    $8,241
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.15%#     2.33%      2.33%     2.33%     2.33%     2.33%#
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.83%)#   (2.02%)    (1.80%)   (1.55%)   (1.67%)   (1.05%)#
----------------------------------------------------------------------------------------
 Portfolio turnover rate        36%+      210%       181%      162%      145%       92%#
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.68%#     2.54%      2.54%     2.58%     2.78%     3.04%#
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Mid Cap Growth Fund
                                                           (formerly Small/
                                                            Mid Cap Fund)
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                         6 Months
                                                           ended     7/10/00*
                                                         4/30/01**      to
                                                        (unaudited) 10/31/00**
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $17.97       $21.70
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                              (0.07)       (0.08)
 Net realized and unrealized gain/(loss) on Investments
  and foreign currency                                     (5.94)       (0.15)
                                                        -------------------
 Total from investment operations                          (6.01)       (0.23)
                                                        -------------------
Distributions
 Distributions from realized capital gains                      -       (3.50)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                             $11.96       $17.97
-------------------------------------------------------------------------------
Total Return                                             (33.37%)+       1.77%+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $9,000      $11,647
-------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.40%#       1.37%#
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                  (1.07%)#     (1.14%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                                      36%+        210%+
-------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      1.94%#       1.67%#
-------------------------------------------------------------------------------

 *  Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 #  Annualized
 +  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                    Mid Cap Value Fund/1/
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                4/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.61     $11.98    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                     (0.03)          -      0.06*
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                  0.51       3.87      1.97
                                               -----------------------------
 Total from investment operations                   0.48       3.87      2.03
                                               -----------------------------
Distributions
 Dividends from net investment income                  -          -    (0.05)
 Distributions from realized capital gains        (0.07)     (2.24)         -
                                               -----------------------------
 Total distributions                              (0.07)     (2.24)    (0.05)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $14.02     $13.61    $11.98
------------------------------------------------------------------------------
Total Return                                       3.54%+    35.42%    20.23%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $3,652     $2,747    $1,728
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.78%#     1.45%     1.29%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                         (0.38%)#   (0.04%)     0.51%
------------------------------------------------------------------------------
 Portfolio turnover rate                            134%+      191%      177%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          1.92%#     1.95%     2.43%
------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                    Mid Cap Value Fund/1/
                                               -------------------------------
                                                           Class B
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                4/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $13.31     $11.85    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                     (0.07)     (0.09)         -
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                  0.49       3.79      1.87
                                               ------------------------------
 Total from investment operations                   0.42       3.70      1.87
                                               ------------------------------
Distributions
 Dividends from net investment income                  -          -    (0.02)
 Distributions from realized capital gains        (0.07)     (2.24)         -
                                               ------------------------------
 Total distributions                              (0.07)     (2.24)    (0.02)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $13.66     $13.31    $11.85
------------------------------------------------------------------------------
Total Return                                       3.16%+    34.26%    18.71%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)               $10,323     $7,471    $4,555
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     2.43%#     2.17%     2.04%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                         (1.03%)#   (0.75%)   (0.26%)
------------------------------------------------------------------------------
 Portfolio turnover rate                            134%+      191%      177%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          2.57%#     2.67%     2.77%
------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on that date.
 ** Net investment income per share has been calculated using the average month-end share method
 # Annualized
 + Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------


                                          Mid Cap Value Fund/1/
                          ------------------------------------------------------
                                 Class C                     Class I
                          ---------------------- -------------------------------
                           6 Months               6 Months
                             ended     7/31/00*     ended                 Year
                           4/30/01**      to      4/30/01**  Year ended  ended
                          (unaudited) 10/31/00** (unaudited) 10/31/00** 10/31/99
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $13.26     $12.88      $13.58     $11.95    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.07)     (0.05)           -     (0.02)      0.07
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.49       1.23        0.48       3.89      1.94
                          ----------------------------------------------------
 Total from investment
  operations                   0.42       1.18        0.48       3.87      2.01
                          ----------------------------------------------------
Distributions
 Dividends from net
  investment income               -          -           -          -    (0.06)
 Distributions from
  realized capital gains     (0.07)     (0.80)      (0.07)     (2.24)         -
                          ----------------------------------------------------
 Total distributions         (0.07)     (0.80)      (0.07)     (2.24)    (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $13.61     $13.26      $13.99     $13.58    $11.95
--------------------------------------------------------------------------------
Total Return                  3.18%+     9.53%       3.54%#    36.17%    20.18%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $4,472       $614     $11,972    $11,501    $1,507
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.43%#     2.31%       1.68%#     1.49%     1.17%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (1.06%)#   (1.18%)     (0.25%)#   (0.17%)     0.64%
--------------------------------------------------------------------------------
 Portfolio turnover rate       134%+      191%        134%+      191%      177%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.64%#     2.37%       1.81%#     1.78%     2.51%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Science & Technology Fund/2/
                                   ---------------------------------------------
                                          Class A                Class B
                                   ---------------------- ----------------------
                                    6 Months               6 Months
                                      ended     3/01/00*     ended     3/01/00*
                                    4/30/01**      to      4/30/01**      to
                                   (unaudited) 10/31/00** (unaudited) 10/31/00**
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $8.08      $10.00      $8.03       $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)         (0.02)      (0.04)     (0.04)       (0.07)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                    (3.07)      (1.88)     (3.05)       (1.90)
                                   -------------------------------------------
 Total from investment operations     (3.09)      (1.92)     (3.09)       (1.97)
---------------------------------------------------------------------------------
Net Asset Value, End of Period         $4.99       $8.08      $4.94        $8.03
---------------------------------------------------------------------------------
Total Return                        (17.25%)+   (19.20%)+  (17.53%)#    (19.70%)+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                             $3,887      $4,623    $13,463      $15,840
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                   1.21%#      1.24%#     1.87%#       1.91%#
---------------------------------------------------------------------------------
 Ratio of net investment income
  to average net assets              (0.71%)#    (0.64%)#   (1.37%)#     (1.37%)#
---------------------------------------------------------------------------------
 Portfolio turnover rate                 68%+       120%+       68%+        120%+
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser             2.48%#      1.92%#     3.15%#       2.59%#
---------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on that date.
 2 The financial information for the fiscal period prior to July 7, 2000 reflects the financial information for the AGSPC2 Science & Tehcnology Fund, which was reorganized into North American Science & Technology Fund on that date.
 *   Commencement of Operations
 ** Net investment income per share has been calculated using the average month-end share method
 #   Annualized
 +   Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                           Science & Technology Fund/1/
                                   ---------------------------------------------
                                          Class C                Class I
                                   ---------------------- ----------------------
                                    6 Months               6 Months
                                      ended     7/12/00*     ended     3/01/00*
                                    4/30/01**      to      4/30/01**      to
                                   (unaudited) 10/31/00** (unaudited) 10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $7.82      $8.48       $8.08      $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)         (0.04)     (0.03)      (0.02)      (0.03)*
 Net realized and unrealized
  gain/(loss) on Investments and
  foreign currency                    (2.96)     (0.63)      (3.07)      (1.89)
                                   -------------------------------------------
 Total from investment operations     (3.00)     (0.66)      (3.09)      (1.92)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $4.82      $7.82       $4.99       $8.08
--------------------------------------------------------------------------------
Total Return                        (17.47%)+   (7.78%)+   (17.38%)+   (19.20%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)    $1,337     $1,065        $333        $539
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                   1.88%#     1.71%#      1.11%#      1.20%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                 (1.38%)#   (1.11%)#    (0.61%)#    (0.48%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate                 68%+      120%+        68%+       120%+
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser             3.21%#     2.37%#      2.32%#      1.88%#
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                              Small Cap Growth Fund
                                         (formerly Emerging Growth Fund)
                                    ------------------------------------------
                                                     Class A
                                    ------------------------------------------
                                     6 Months
                                       ended                          1/06/98*
                                     4/30/01**  Year ended Year ended    to
                                    (unaudited) 10/31/00** 10/31/99** 10/31/98
-------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $17.27     $12.81      $8.88     $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)          (0.05)     (0.12)     (0.15)     (0.08)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                     (3.38)       5.66       4.08     (1.04)
                                    ------------------------------------------
 Total from investment operations      (3.43)       5.54       3.93     (1.12)
                                    ------------------------------------------
Distributions
 Distributions from capital gains      (0.01)     (1.08)         --         --
-------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.83     $17.27     $12.81      $8.88
-------------------------------------------------------------------------------
Total Return                         (19.89%)+    43.62%     44.26%   (11.20%)+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)     $6,010     $6,795       $224       $146
-------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                            1.34%#     1.35%      1.70%      1.70%#
-------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets        (0.74%)#   (0.66%)    (1.43%)    (1.00%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                  46%+      222%       129%        52%+
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser              2.18%#     2.10%      6.96%     15.48%#
-------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on that date.
 *   Commencement of Operations
 #   Annualized
 +   Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                              Small Cap Growth Fund
                                         (formerly Emerging Growth Fund)
                                    ------------------------------------------
                                                     Class B
                                    ------------------------------------------
                                     6 Months
                                       ended                          1/06/98*
                                     4/30/01**  Year ended Year ended    to
                                    (unaudited) 10/31/00** 10/31/99** 10/31/98
-------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $16.80     $12.57      $8.83     $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)          (0.10)     (0.24)     (0.21)     (0.12)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                     (3.31)       5.55       3.95     (1.05)
                                    ------------------------------------------
 Total from investment operations      (3.41)       5.31       3.74     (1.17)
                                    ------------------------------------------
Distributions
 Distributions from capital gains      (0.01)     (1.08)         --         --
-------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.38     $16.80     $12.57      $8.83
-------------------------------------------------------------------------------
Total Return                         (20.32%)+    42.62%     42.36%   (11.70%)+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)    $13,130    $14,554       $660       $263
-------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                            1.99%#     2.00%      2.35%      2.35%#
-------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                  (1.39%)#   (1.31%)    (2.04%)    (1.76%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                  46%+      222%       129%        52%+
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser              2.83%#     2.75%      7.58%     16.48%#
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Small Cap Growth Fund
                                         (formerly Emerging Growth Fund)
                                    ------------------------------------------
                                                     Class C
                                    ------------------------------------------
                                     6 Months
                                       ended                          1/06/98*
                                     4/30/01**  Year ended Year ended    to
                                    (unaudited) 10/31/00** 10/31/99** 10/31/98
-------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $16.79     $12.57      $8.84     $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)          (0.10)     (0.29)     (0.21)     (0.12)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                     (3.30)       5.59       3.94     (1.04)
                                    ------------------------------------------
 Total from investment operations      (3.40)       5.30       3.73     (1.16)
                                    ------------------------------------------
Distributions
 Distributions from capital gains      (0.01)     (1.08)         --         --
-------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.38     $16.79     $12.57      $8.84
-------------------------------------------------------------------------------
Total Return                         (20.28%)+    42.54%     42.19%   (11.60%)+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)     $2,720     $3,337       $440       $238
-------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                            1.98%#     2.21%      2.35%      2.35%#
-------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                  (1.39%)#   (1.56%)    (2.03%)    (1.67%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                  46%+      222%       129%        52%+
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser              2.82%#     3.17%      7.60%     15.78%#
-------------------------------------------------------------------------------

 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                               Small Cap Growth Fund
                                          (formerly Emerging Growth Fund)
                                          -------------------------------
                                                      Class I
                                          -----------------------------------
                                           6 Months ended
                                             4/30/01**          7/10/00* to
                                            (unaudited)         10/31/00**
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $17.33             $19.82
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                        (0.05)             (0.07)
 Net realized and unrealized gain/(loss)
  on investments and foreign currency                (3.41)             (1.42)
                                          -----------------------------------
 Total from investment operations                    (3.46)             (1.49)
                                          -----------------------------------
Distributions
 Distributions from capital gains                    (0.01)             (1.00)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                       $13.86             $17.33
-------------------------------------------------------------------------------
Total Return                                       (19.99%)+           (7.34%)+
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                  $12,237            $14,154
-------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                              1.24%#             1.11%#
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
  average net assets                                (0.64%)#           (0.37%)#
-------------------------------------------------------------------------------
 Portfolio turnover rate                                46%+              222%+
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser                            2.08%#             1.69%#
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                              Small Cap Index Fund/1/
                          ---------------------------------------------------------------
                                      Class A                         Class B
                          ------------------------------- -------------------------------
                           6 Months                        6 Months
                             ended                 Year      ended                 Year
                           4/30/01**  Year ended  ended    4/30/01**  Year ended  ended
                          (unaudited) 10/31/00** 10/31/99 (unaudited) 10/31/00** 10/31/99
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.79     $11.03    $10.00      $9.76     $11.03    $10.00
-----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.03       0.13      0.10          -       0.05      0.02
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.26)       1.08      1.03     (0.26)       1.07      1.03
                          -------------------------------------------------------------
 Total from investment
  operations                 (0.23)       1.21      1.13     (0.26)       1.12      1.05
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.02)     (0.11)    (0.10)          -     (0.05)    (0.02)
 Distributions from
  realized capital gains     (0.11)     (2.34)         -     (0.11)     (2.34)         -
                          -------------------------------------------------------------
 Total distributions         (0.13)     (2.45)    (0.10)     (0.11)     (2.39)    (0.02)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.43      $9.79    $11.03      $9.39      $9.76    $11.03
-----------------------------------------------------------------------------------------
Total Return                (2.08%)+    11.74%    11.32%    (2.53%)+    10.83%    10.53%
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $3,497     $3,361    $2,900     $4,823     $4,574    $3,361
-----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.17%#     0.89%     0.83%      1.81%#     1.61%     1.58%
-----------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      0.73%#     1.15%     0.97%      0.08%#     0.43%     0.23%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate        24%+       65%       48%        24%+       63%       48%
-----------------------------------------------------------------------------------------
 Expense ratio before
  reimbursement by
  adviser                     1.78%#     1.19%     1.69%      2.42%#     1.91%     2.37%
-----------------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                              Small Cap
                                                            Index Fund/1/
                                                        ----------------------
                                                               Class C
                                                        ----------------------
                                                         6 Months
                                                           Ended     8/23/00*
                                                         4/30/01**      to
                                                        (unaudited) 10/31/00**
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.88     $11.56
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                   -          -
 Net realized and unrealized gain/(loss) on Investments
  and foreign currency                                     (0.25)     (0.43)
                                                        -------------------
 Total from investment operations                          (0.25)     (0.43)
                                                        -------------------
 Distributions from realized capital gains                 (0.11)     (1.25)
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $9.52      $9.88
------------------------------------------------------------------------------
Total Return                                              (2.40%)+   (3.07%)+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                           $100        $38
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.85%#     1.64%#
------------------------------------------------------------------------------
 Ratio of net investment income to average net assets     (0.04%)#     0.17%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                      24%+       63%+
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      2.51%#     2.02%#
------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Socially Responsible Fund/2/
                          ---------------------------------------------------------------
                                      Class A                         Class B
                          ------------------------------- -------------------------------
                           6 Months                        6 Months
                             Ended                 Year      Ended                 Year
                           4/30/01**  Year Ended  Ended    4/30/01**  Year Ended  Ended
                          (unaudited) 10/31/00** 10/31/99 (unaudited) 10/31/00** 10/31/99
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.91     $12.15    $10.00     $11.87     $12.13    $10.00
-----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.04       0.10      0.10          -       0.01      0.02
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency           (1.61)       0.21      2.15     (1.58)       0.23      2.13
                          -------------------------------------------------------------
 Total from investment
  operations                 (1.57)       0.31      2.25     (1.58)       0.24      2.15
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income               -     (0.06)    (0.10)          -     (0.01)    (0.02)
 Distributions from
  realized capital gains          -     (0.49)         -          -     (0.49)         -
                          -------------------------------------------------------------
 Total distributions              -     (0.55)    (0.10)          -     (0.50)    (0.02)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $10.34     $11.91    $12.15     $10.29     $11.87    $12.13
-----------------------------------------------------------------------------------------
Total Return               (13.00%)+     2.53%    22.53%+  (13.27%)+     1.88%    21.50%
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $1,691     $1,896    $1,663     $3,408     $3,649    $2,943
-----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.23%#     0.94%     0.80%      1.88%#     1.65%     1.55%
-----------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      0.69%#     0.81%     0.87%      0.03%#     0.10%     0.09%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate        28%+       52%       24%        28%+       52%       24%
-----------------------------------------------------------------------------------------
 Expense ratio before
  reimbursement by
  adviser                     1.97%#     1.24%     1.97%      2.63%#     1.96%     2.49%
-----------------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on that date.
 2 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                       Socially Responsible Fund/1/
                          ------------------------------------------------------
                                 Class C                     Class I
                          ---------------------- -------------------------------
                           6 Months               6 Months
                             ended     7/28/00*     ended                 Year
                           4/30/01**      to      4/30/01**  Year ended  ended
                          (unaudited) 10/31/00** (unaudited) 10/31/00** 10/31/99
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $12.07     $12.09      $11.93     $12.16    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   -     (0.01)        0.04       0.11      0.11
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency           (1.62)          -      (1.59)       0.23      2.16
                          ----------------------------------------------------
 Total from investment
  operations                 (1.62)     (0.01)      (1.55)       0.34      2.27
                          ----------------------------------------------------
Distributions
 Dividends from net
  investment income               -     (0.01)      (0.41)     (0.08)    (0.11)
 Distributions from
  realized capital gains          -          -           -     (0.49)         -
                          ----------------------------------------------------
 Total distributions              -     (0.01)      (0.41)     (0.57)    (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $10.45     $12.07       $9.97     $11.93    $12.16
--------------------------------------------------------------------------------
Total Return               (13.38%)+   (0.11%)+   (12.98%)+     2.72%    22.73%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)                $57        $56      $5,488     $5,966    $2,098
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.95%#     2.23%#      1.13%#     0.88%     0.68%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (0.05%)#   (0.17%)#      0.79%#     0.97%     0.97%
--------------------------------------------------------------------------------
 Portfolio turnover rate        28%+       52%+        28%+       52%       24%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.64%#     2.23%#      1.88%#     1.25%     1.89%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                     Stock Index Fund/2/
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                4/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.75     $12.32    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.06       0.14      0.11
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                (1.67)       0.47      2.32
                                               -----------------------------
 Total from investment operations                 (1.61)       0.61      2.43
                                               -----------------------------
Distributions
 Dividends from net investment income             (0.09)     (0.10)    (0.11)
 Distributions from realized capital gains             -     (0.08)         -
                                               -----------------------------
 Total distributions                              (0.09)     (0.18)    (0.11)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.05     $12.75    $12.32
------------------------------------------------------------------------------
Total Return                                    (12.37%)+     4.91%    24.36%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $8,374     $8,543    $5,634
------------------------------------------------------------------------------
 Net investment income/(loss)                       0.06       0.14      0.11
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     0.72%#     0.78%     0.82%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                           1.03%#     1.12%     1.08%
------------------------------------------------------------------------------
 Portfolio turnover rate                              2%+        2%       14%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          1.40%#     1.12%     1.53%
------------------------------------------------------------------------------

1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on that date.
2 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on that date.
* Commencement of Operations
# Annualized
+ Non-annualized
** Net investment income per share has been calculated using the average month-end share method

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                     Stock Index Fund/1/
                                               -------------------------------
                                                           Class B
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                4/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.64     $12.23    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.02       0.05      0.02
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                (1.65)       0.46      2.23
                                               ------------------------------
 Total from investment operations                 (1.63)       0.51      2.25
                                               ------------------------------
Distributions
 Dividends from net investment income             (0.01)     (0.02)    (0.02)
 Distributions from realized capital gains             -     (0.08)         -
                                               ------------------------------
 Total distributions                              (0.01)     (0.10)    (0.02)
------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.00     $12.64    $12.23
------------------------------------------------------------------------------
Total Return                                    (12.72%)+     4.21%    22.55%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)               $24,812    $24,966   $15,040
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.37%#     1.49%     1.57%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                           0.38%#      0.42    $0.37%
------------------------------------------------------------------------------
 Portfolio turnover rate                              2%+        2%       14%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          2.06%#     1.83%     1.98%
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Stock Index Fund/1/
                                                        ----------------------
                                                               Class C
                                                        ----------------------
                                                         6 Months
                                                           ended     7/17/00*
                                                         4/30/01**      to
                                                        (unaudited) 10/31/00**
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $12.55     $13.38
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                0.02       0.01
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                     (1.62)     (0.83)
                                                        -------------------
 Total from investment operations                          (1.60)     (0.82)
                                                        -------------------
Distributions
 Dividends from net investment income                      (0.01)     (0.01)
 Distributions from realized capital gains                      -          -
                                                        -------------------
 Total distributions                                       (0.01)     (0.01)
------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.94     $12.55
------------------------------------------------------------------------------
Total Return                                             (12.57%)+   (5.21%)+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $1,270       $500
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.36%#     1.35%#
------------------------------------------------------------------------------
 Ratio of net investment income to average net assets       0.31%#     0.30%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                       2%+        2%+
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      2.11%#     1.84%#
------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                Global Equity Fund
                          --------------------------------------------------------------
                                                     Class A
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year     Year
                          04/30/01**  Year ended Year ended  ended    ended   Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96**
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.06      $16.12    $16.43    $16.32   $14.50    $13.84
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.05)      (0.06)      0.08      0.02     0.06    (0.04)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.20)      (2.86)      0.82      1.34     3.45      0.91
                          -----------------------------------------------------------
 Total from investment
  operations                 (2.25)      (2.92)      0.90      1.36     3.51      0.87
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -         -    (0.22)   (0.05)    (0.21)
 Distributions from
  realized capital gains          -      (2.14)    (1.21)    (1.03)   (1.64)         -
                          -----------------------------------------------------------
 Total distributions              -      (2.14)    (1.21)    (1.25)   (1.69)    (0.21)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.81      $11.06    $16.12    $16.43   $16.32    $14.50
----------------------------------------------------------------------------------------
Total Return               (20.27%)+   (21.08%)     5.60%     8.90%   26.10%     6.33%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $6,021      $8,610   $12,757   $31,055  $30,960   $25,924
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.96%#      1.86%     1.75%     1.75%    1.75%     1.75%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.06%)#    (0.42%)     0.47%     0.09%    0.33%   (0.30%)
----------------------------------------------------------------------------------------
 Portfolio turnover rate        57%+       207%       38%       20%      28%      165%
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.39%#      2.06%     1.84%     1.75%    1.81%     1.83%
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                Global Equity Fund
                          --------------------------------------------------------------
                                                     Class B
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year     Year
                          04/30/01**  Year ended Year ended  ended    ended   Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96**
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.77      $15.83    $16.24    $16.14   $14.36    $13.73
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)      (0.14)    (0.04)    (0.11)   (0.05)    (0.14)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.14)      (2.78)      0.84      1.35     3.47      0.91
                          -----------------------------------------------------------
 Total from investment
  operations                 (2.22)      (2.92)      0.80      1.24     3.42      0.77
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -         -    (0.11)        -    (0.14)
 Distributions from
  realized capital gains          -      (2.14)    (1.21)    (1.03)   (1.64)         -
                          -----------------------------------------------------------
 Total distributions              -      (2.14)    (1.21)    (1.14)   (1.64)    (0.14)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.55      $10.77    $15.83    $16.24   $16.14    $14.36
----------------------------------------------------------------------------------------
Total Return               (20.61%)+   (21.44%)     5.01%     8.17%   25.63%     5.64%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $5,859     $10,089   $25,381   $30,287  $31,833   $25,661
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.61%#      2.51%     2.40%     2.40%    2.40%     2.40%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.74%)#    (1.04%)   (0.25%)   (0.55%)  (0.32%)   (0.95%)
----------------------------------------------------------------------------------------
 Portfolio turnover rate        57%+       207%       38%       20%      28%      165%
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.03%#      2.71%     2.50%     2.40%    2.47%     2.48%
----------------------------------------------------------------------------------------

 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                Global Equity Fund
                          --------------------------------------------------------------
                                                     Class C
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year     Year
                          04/30/01**  Year ended Year ended  ended    ended   Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96**
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.82      $15.89    $16.30    $16.19   $14.41    $13.73
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)      (0.14)    (0.04)    (0.10)   (0.05)    (0.14)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (2.15)      (2.79)      0.84      1.35     3.47      0.92
                          -----------------------------------------------------------
 Total from investment
  operations                 (2.23)      (2.93)      0.80      1.25     3.42      0.78
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -           -         -    (0.11)        -    (0.10)
 Distributions from
  realized capital gains          -      (2.14)    (1.21)    (1.03)   (1.64)         -
                          -----------------------------------------------------------
 Total distributions              -      (2.14)    (1.21)    (1.14)   (1.64)    (0.10)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.59      $10.82    $15.89    $16.30   $16.19    $14.41
----------------------------------------------------------------------------------------
Total Return               (20.61%)+   (21.42%)     4.99%     8.21%   25.54%     5.70%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $12,608     $19,549   $45,201   $57,774  $61,245   $64,830
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.61%#      2.51%     2.40%     2.40%    2.40%     2.40%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (1.71%)#    (1.05%)   (0.24%)   (0.56%)  (0.32%)   (0.95%)
----------------------------------------------------------------------------------------
 Portfolio turnover rate        57%+       207%       38%       20%      28%      165%
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.03%#      2.71%     2.50%     2.40%    2.46%     2.48%
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                            International Equity Fund
                          --------------------------------------------------------------
                                                     Class A
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year     Year
                          04/30/01**  Year ended Year ended  ended    ended   Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96**
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.49     $11.89      $9.83    $10.81   $11.35    $10.11
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.01     (0.03)       0.02      0.03     0.06      0.09
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.62)     (0.35)       2.07      0.02     0.35      1.33
                          ----------------------------------------------------------
 Total from investment
  operations                 (0.61)     (0.38)       2.09      0.05     0.41      1.42
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income               -     (0.10)          -    (0.13)   (0.19)    (0.08)
 Distributions from
  realized capital gains     (1.51)     (0.92)     (0.03)    (0.90)   (0.76)    (0.10)
                          ----------------------------------------------------------
 Total distributions         (1.51)     (1.02)     (0.03)    (1.03)   (0.95)    (0.18)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.37     $10.49     $11.89     $9.83   $10.81    $11.35
----------------------------------------------------------------------------------------
Total Return                (6.50%)+   (4.00%)     21.33%     0.67%    3.55%    14.25%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $9,489     $7,471     $3,997    $3,769   $4,461    $4,732
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.57%#     1.71%      1.75%     1.75%    1.75%     1.75%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.33%#   (0.27%)      0.18%     0.44%    0.97%     0.84%
----------------------------------------------------------------------------------------
 Portfolio turnover rate        23%+      126%       142%      173%     146%      170%
----------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.14%#     2.02%      1.98%     1.87%    1.96%     1.97%
----------------------------------------------------------------------------------------

 #   Annualized
 +   Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             International Equity Fund
                          ----------------------------------------------------------------
                                                      Class B
                          ----------------------------------------------------------------
                           6 Months
                             ended                            Year
                          04/30/01**  Year ended Year ended  ended   Year ended Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97** 10/31/96**
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.34     $11.74      $9.77    $10.75    $11.30     $10.10
------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.02)     (0.11)     (0.05)    (0.02)      0.03       0.06
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.61)     (0.35)       2.05      0.00      0.31       1.30
                          -------------------------------------------------------------
 Total from investment
  operations                 (0.63)     (0.46)       2.00    (0.02)      0.34       1.36
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income               -     (0.02)          -    (0.06)    (0.13)     (0.05)
 Distributions from
  realized capital gains     (1.51)     (0.92)     (0.03)    (0.90)    (0.76)     (0.11)
                          -------------------------------------------------------------
 Total distributions         (1.51)     (0.94)     (0.03)    (0.96)    (0.89)     (0.16)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.20     $10.34     $11.74     $9.77    $10.75     $11.30
------------------------------------------------------------------------------------------
Total Return                (6.82%)+   (4.78%)     20.53%   (0.03%)     2.92%     13.58%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $14,226    $18,204    $14,269   $14,030   $16,334    $15,217
------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.21%#     2.38%      2.40%     2.40%     2.40%      2.40%
------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.53%)#   (0.96%)    (0.45%)   (0.18%)     0.32%      0.57%
------------------------------------------------------------------------------------------
 Portfolio turnover rate        23%+      126%       142%      173%      146%       170%
------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.78%#     2.66%      2.63%     2.52%     2.54%      2.60%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             International Equity Fund
                          ----------------------------------------------------------------
                                                      Class C
                          ----------------------------------------------------------------
                           6 Months
                             ended                            Year
                          04/30/01**  Year ended Year ended  ended   Year ended Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97** 10/31/96**
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $10.31     $11.74      $9.77    $10.76    $11.31     $10.10
------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.02)     (0.11)     (0.05)    (0.02)      0.03       0.06
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.60)     (0.38)       2.05    (0.01)      0.31       1.30
                          ------------------------------------------------------------
 Total from investment
  operations                 (0.62)     (0.49)       2.00    (0.03)      0.34       1.36
                          ------------------------------------------------------------
Distributions
 Dividends from net
  investment income               -     (0.02)          -    (0.06)    (0.13)     (0.05)
 Distributions from
  realized capital gains     (1.51)     (0.92)     (0.03)    (0.90)    (0.76)     (0.10)
                          ------------------------------------------------------------
 Total distributions         (1.51)     (0.94)     (0.03)    (0.96)    (0.89)     (0.15)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.18     $10.31     $11.74     $9.77    $10.76     $11.31
------------------------------------------------------------------------------------------
Total Return                (6.73%)+   (5.05%)     20.53%   (0.13%)     2.91%     13.63%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $3,773     $4,765     $6,680    $7,960    $8,460     $9,076
------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.21%#     2.43%      2.40%     2.40%     2.40%      2.40%
------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets        (0.52%)#   (0.96%)    (0.49%)   (0.19%)     0.32%      0.51%
------------------------------------------------------------------------------------------
 Portfolio turnover rate        23%+      126%       142%      173%      146%       170%
------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.78%#     2.68%      2.62%     2.52%     2.57%      2.60%
------------------------------------------------------------------------------------------

 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                         International Equity
                                                                 Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                         6 months
                                                           ended     7/10/00*
                                                        04/30/01**      to
                                                        (unaudited) 10/31/00**
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.47     $11.74
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                0.01     (0.01)
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                     (0.61)     (1.26)
                                                        -------------------
 Total from investment operations                          (0.60)     (1.27)
 Distributions from realized capital gains                 (1.51)          -
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.36     $10.47
------------------------------------------------------------------------------
Total Return                                              (6.40%)+    10.82%+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                        $19,392    $16,656
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.47%#     1.39%#
------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                    0.33%#   (0.19%)#
------------------------------------------------------------------------------
 Portfolio turnover rate                                      23%+      126%+
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      2.04%#     1.83%#
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          International Small Cap Fund
                          ------------------------------------------------------------
                                                    Class A
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year   3/04/96*
                          04/30/01**  Year ended Year ended  ended    ended      to
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $19.21     $18.83     $13.91    $13.86   $13.43   $12.50
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.02)     (0.30)     (0.14)    (0.02)   (0.03)     0.05
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (4.67)       5.35       5.06      0.07     0.46     0.88
                          -----------------------------------------------------------
 Total from investment
  operations                 (4.69)       5.05       4.92      0.05     0.43     0.93
                          -----------------------------------------------------------
Distributions
 Distributions from
  realized capital gains     (1.00)     (4.67)          -         -        -        -
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $13.52     $19.21     $18.83    $13.91   $13.86   $13.43
--------------------------------------------------------------------------------------
Total Return               (25.22%)+    23.34%     35.37%     0.36%    3.20%    7.44%+
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $4,975     $6,003     $2,309    $2,173   $3,225   $2,120
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.90%#     1.97%      1.90%     1.90%    1.90%    1.90%#
--------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (0.32%)#   (1.21%)    (0.87%)   (0.12%)  (0.19%)  (0.50%)#
--------------------------------------------------------------------------------------
 Portfolio turnover rate       278%+      537%       202%       54%      75%      67%#
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.74%#     2.21%      2.24%     2.23%    2.46%    3.07%#
--------------------------------------------------------------------------------------

 * Commencement of Operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                         International Small Cap Fund
                          ----------------------------------------------------------
                                                   Class B
                          ----------------------------------------------------------
                           6 Months
                             ended                 Year     Year     Year   3/04/96*
                          04/30/01**  Year ended  ended    ended    ended      to
                          (unaudited) 10/31/00** 10/31/99 10/31/98 10/31/97 10/31/96
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $18.43     $18.35    $13.66   $13.71   $13.37   $12.50
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.07)     (0.43)    (0.27)   (0.12)   (0.11)   (0.01)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (4.48)       5.18      4.96     0.07     0.45     0.88
                          ---------------------------------------------------------
 Total from investment
  operations                 (4.55)       4.75      4.69   (0.05)     0.34     0.87
                          ---------------------------------------------------------
Distributions
 Distributions from
  realized capital gains     (1.00)     (4.67)         -        -        -        -
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $12.88     $18.43    $18.35   $13.66   $13.71   $13.37
------------------------------------------------------------------------------------
Total Return               (25.54%)+    22.16%    34.33%  (0.36%)    2.54%    6.96%+
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $8,182    $11,665    $7,417   $7,073   $7,369   $5,068
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.55%#     2.62%     2.55%    2.55%    2.55%    2.55%#
------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (1.02%)#   (1.87%)   (1.53%)  (0.79%)  (0.84%)  (0.15%)#
------------------------------------------------------------------------------------
 Portfolio turnover rate       278%+      537%      202%      54%      75%      67%#
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.38%#     2.85%     2.89%    2.88%    2.98%    3.27%#
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         International Small Cap Fund
                          ----------------------------------------------------------
                                                   Class C
                          ----------------------------------------------------------
                           6 Months
                             ended                 Year     Year     Year   3/04/96*
                          04/30/01**  Year ended  ended    ended    ended      to
                          (unaudited) 10/31/00** 10/31/99 10/31/98 10/31/97 10/31/96
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $18.50     $18.37    $13.66   $13.71   $13.37   $12.50
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)              (0.08)     (0.43)    (0.31)   (0.12)   (0.11)   (0.01)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (4.48)       5.23      5.02     0.07     0.45     0.88
                          ---------------------------------------------------------
 Total from investment
  operations                 (4.56)       4.80      4.71   (0.05)     0.34     0.87
                          ---------------------------------------------------------
Distributions
 Distributions from
  realized capital gains     (1.00)     (4.67)         -        -        -        -
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $12.94     $18.50    $18.37   $13.66   $13.71   $13.37
------------------------------------------------------------------------------------
Total Return               (25.49%)+    22.43%    34.48%  (0.36%)    2.54%    6.96%+
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $6,050     $9,893    $5,972   $6,195   $7,025   $5,517
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.54%#     2.62%     2.55%    2.55%    2.55%    2.55%#
------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                    (1.05%)#   (1.84%)   (1.53%)  (0.78%)  (0.84%)  (0.15%)#
------------------------------------------------------------------------------------
 Portfolio turnover rate       278%+      537%      202%      54%      75%      67%#
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  3.37%#     2.86%     2.89%    2.88%    2.96%    3.25%#
------------------------------------------------------------------------------------

 * Commencement of Operations
 ** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                  Balanced Fund
                          --------------------------------------------------------------
                                                     Class A
                          --------------------------------------------------------------
                           6 Months
                             ended                            Year     Year
                          04/30/01**  Year ended Year ended  ended    ended   Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96**
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.43     $10.56     $11.48    $12.58   $12.33      $12.02
----------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.07       0.14       0.24      0.25     0.34        0.39
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.05)       0.32     (0.09)      1.04     1.52        1.07
                          -----------------------------------------------------------
 Total from investment
  operations                 (0.98)       0.46       0.15      1.29     1.86        1.46
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.11)     (0.28)     (0.23)    (0.32)   (0.45)      (0.40)
 Distributions from
  realized capital gains          -     (1.31)     (0.84)    (2.07)   (1.16)      (0.75)
                          -----------------------------------------------------------
 Total distributions         (0.11)     (1.59)     (1.07)    (2.39)   (1.61)      (1.15)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.34      $9.43     $10.56    $11.48   $12.58      $12.33
----------------------------------------------------------------------------------------
Total Return               (10.43%)+     5.67%      1.20%    12.42%   17.01%      13.10%
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $7,819     $7,910     $5,936   $14,415  $12,294     $10,873
----------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.58%#     1.50%      1.39%     1.39%    1.34%       1.34%
----------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          1.64%#     1.54%      2.18%     2.11%    2.74%       3.32%
----------------------------------------------------------------------------------------
 Portfolio turnover rate        33%+      217%       198%      185%     211%        253%
----------------------------------------------------------------------------------------
 Expense ratio before
  reimbursement by
  adviser                     1.73%#     1.76%      1.60%     1.53%    1.59%       1.55%
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Balanced Fund
                          ----------------------------------------------------------------
                                                      Class B
                          ----------------------------------------------------------------
                           6 Months
                             ended                            Year
                          04/30/01**  Year ended Year ended  ended   Year ended Year ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97** 10/31/96**
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.38     $10.49     $11.40    $12.49    $12.26       $11.98
------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.04       0.08       0.18      0.18      0.25         0.31
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.05)       0.34     (0.10)      1.04      1.53         1.07
                          -------------------------------------------------------------
 Total from investment
  operations                 (1.01)       0.42       0.08      1.22      1.78         1.38
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.05)     (0.22)     (0.15)    (0.24)    (0.39)       (0.35)
 Distributions from
  realized capital gains          -     (1.31)     (0.84)    (2.07)    (1.16)       (0.75)
                          -------------------------------------------------------------
 Total distributions         (0.05)     (1.53)     (0.99)    (2.31)    (1.55)       (1.10)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.32      $9.38     $10.49    $11.40    $12.49       $12.26
------------------------------------------------------------------------------------------
Total Return               (10.76%)+     5.17%      0.57%    11.71%    16.27%       12.35%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $12,890    $15,566    $13,958   $18,929   $17,140      $16,219
------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.23%#     2.15%      2.04%     2.04%     1.99%        1.99%
------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.99%#     0.87%      1.60%     1.46%     2.09%        2.67%
------------------------------------------------------------------------------------------
 Portfolio turnover rate        33%+      217%       198%      185%      211%         253%
------------------------------------------------------------------------------------------
 Expense ratio before
  reimbursement by
  adviser                     2.38%#     2.41%      2.25%     2.18%     2.23%        2.20%
------------------------------------------------------------------------------------------

 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                 Balanced Fund
                          ------------------------------------------------------------
                                                    Class C
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year     Year
                          04/30/01**  Year ended Year ended  ended    ended    ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.50     $10.63     $11.54    $12.62   $12.35   $12.02
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.04       0.08       0.17      0.18     0.25     0.32
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (1.07)       0.32     (0.09)      1.05     1.54     1.07
                          -----------------------------------------------------------
 Total from investment
  operations                 (1.03)       0.40       0.08      1.23     1.79     1.39
                          -----------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.05)     (0.22)     (0.15)    (0.24)   (0.36)   (0.31)
 Distributions from
  realized capital gains          -     (1.31)     (0.84)    (2.07)   (1.16)   (0.75)
                          -----------------------------------------------------------
 Total distributions         (0.05)     (1.53)     (0.99)    (2.31)   (1.52)   (1.06)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $8.42     $ 9.50     $10.63    $11.54   $12.62   $12.35
--------------------------------------------------------------------------------------
Total Return               (10.84%)+     4.86%      0.58%    11.68%   16.21%   12.41%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $30,520    $37,282    $53,669   $65,049  $68,261  $72,821
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.23%#     2.15%      2.04%     2.04%    1.99%    1.99%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          0.99%#     0.88%      1.55%     1.47%    2.09%    2.67%
--------------------------------------------------------------------------------------
 Portfolio turnover rate        33%+      217%       198%      185%     211%     253%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.38%#     2.43%      2.25%     2.18%    2.20%    2.20%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            Balanced Fund
                                                        ----------------------
                                                               Class I
                                                        ----------------------
                                                         6 Months
                                                           ended     7/10/00*
                                                        04/30/01**      to
                                                        (unaudited) 10/31/00**
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.45      $9.34
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                0.07       0.14
 Net realized and unrealized gain/(loss) on investments
  and foreign currency                                     (1.05)     (0.04)
                                                        ------------------
 Total from investment operations                          (0.98)       0.10
                                                        ------------------
Distributions
 Dividends from net investment income                      (0.12)          -
 Distributions from realized capital gains                      -          -
                                                        ------------------
 Total distributions                                       (0.12)          -
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.35       9.45
------------------------------------------------------------------------------
Total Return                                             (10.43%)+     1.07%+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $5,401     $5,923
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              1.48%#     1.41%#
------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                    1.74%#     1.47%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                      33%+      217%+
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      1.63%#     1.54%#
------------------------------------------------------------------------------

 * Commencement of operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                             Core Bond Fund (formerly Investment Quality Bond Fund)
                          ------------------------------------------------------------
                                                    Class A
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year     Year
                          04/30/01**  Year ended Year ended  ended    ended    ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.60       $9.85     $10.63    $10.52   $10.34   $10.56
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.26        0.62       0.66      0.68     0.67     0.66
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.29      (0.21)     (0.77)      0.10     0.18   (0.20)
                          ----------------------------------------------------------
 Total from investment
  operations                  0.55        0.41     (0.11)      0.78     0.85     0.46
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.27)      (0.66)     (0.67)    (0.67)   (0.67)   (0.68)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.88       $9.60      $9.85    $10.63   $10.52   $10.34
--------------------------------------------------------------------------------------
Total Return                 5.78%+       4.35%   (1.08%)     7.63%    8.57%    4.52%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $4,515      $3,858     $3,507    $6,730   $7,110   $9,056
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.27%#      1.29%      1.25%     1.25%    1.25%    1.25%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.42%#      6.45%      4.77%     6.45%    6.54%    6.37%
--------------------------------------------------------------------------------------
 Portfolio turnover rate      153%+        94%        43%       48%      65%      56%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.27%#      1.78%      1.70%     1.54%    1.62%    1.55%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Core Bond Fund (formerly Investment Quality Bond Fund)
                          ------------------------------------------------------------
                                                    Class B
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year     Year
                          04/30/01**  Year ended Year ended  ended    ended    ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.59       $9.85     $10.62    $10.52   $10.33   $10.55
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.23        0.58       0.59      0.61     0.60     0.60
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.29      (0.24)     (0.75)      0.10     0.20   (0.20)
                          ----------------------------------------------------------
 Total from investment
  operations                  0.52        0.34     (0.16)      0.71     0.80     0.40
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.24)      (0.60)     (0.61)    (0.61)   (0.61)   (0.62)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.87       $9.59      $9.85    $10.62   $10.52   $10.33
--------------------------------------------------------------------------------------
Total Return                 5.33%+      3.70%    (1.56%)     6.93%    8.05%    3.92%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $4,250      $4,937     $4,295    $4,845   $4,613   $4,678
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.92%#      1.95%      1.90%     1.90%    1.90%    1.90%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.75%#      5.95%      5.71%     5.81%    5.89%    5.72%
--------------------------------------------------------------------------------------
 Portfolio turnover rate      153%+        94%        43%       48%      65%      56%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.92%#      2.45%      2.39%     2.20%    2.33%    2.27%
--------------------------------------------------------------------------------------

 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                             Core Bond Fund (formerly Investment Quality Bond Fund)
                          ------------------------------------------------------------
                                                    Class C
                          ------------------------------------------------------------
                           6 Months
                             ended                            Year     Year     Year
                          04/30/01**  Year ended Year ended  ended    ended    ended
                          (unaudited) 10/31/00** 10/31/99** 10/31/98 10/31/97 10/31/96
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.59       $9.85     $10.62    $10.52   $10.33    $10.55
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.23        0.57       0.59      0.61     0.60      0.60
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.29      (0.23)     (0.75)      0.10     0.20    (0.20)
                          ----------------------------------------------------------
 Total from investment
  operations                  0.52        0.34     (0.16)      0.71     0.80      0.40
                          ----------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.24)      (0.60)     (0.61)    (0.61)   (0.61)    (0.62)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.87       $9.59      $9.85    $10.62   $10.52    $10.33
--------------------------------------------------------------------------------------
Total Return                 5.33%+      3.70%    (1.56%)     6.93%    8.05%     3.92%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,014      $2,778     $4,593    $5,532   $6,109    $7,543
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.92%#      1.95%      1.90%     1.90%    1.90%     1.90%
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.75%#      5.84%      5.70%     5.81%    5.89%     5.72%
--------------------------------------------------------------------------------------
 Portfolio turnover rate      153%+        94%        43%       48%      65%       56%
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.92%#      2.49%      2.38%     2.20%    2.29%     2.22%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Core Bond Fund
                                      (formerly Investment Quality Bond Fund)
                                   ---------------------------------------------
                                          Class I                Class II
                                   ---------------------- ----------------------
                                    6 Months               6 Months
                                      ended     7/10/00*     ended     7/10/00*
                                   04/30/01**      to     04/30/01**      to
                                   (unaudited) 10/31/00** (unaudited) 10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $9.62      $9.65       $9.60       $9.64
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)           0.27       0.19        0.28        0.19
 Net realized and unrealized
  gain/(loss) on Investments and
  foreign currency                      0.29     (0.02)        0.30      (0.03)
                                   -------------------------------------------
 Total from investment operations       0.56       0.17        0.58        0.16
                                   -------------------------------------------
Distributions
 Dividends from net investment
  income                              (0.27)     (0.20)      (0.29)      (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $9.91      $9.62       $9.89       $9.60
--------------------------------------------------------------------------------
Total Return                           5.78%+     1.85%+      5.92%+      1.81%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)   $22,083    $19,971    $321,863    $317,842
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                   1.17%#     1.16%#      0.92%       0.95%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                   5.52%#     6.18%#      5.78%       6.39%#
--------------------------------------------------------------------------------
 Portfolio turnover rate                153%+       94%+       153%         94%+
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser             1.17%#     1.16%#      0.92%       0.96%#
--------------------------------------------------------------------------------

 * Commencement of operations
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                   High Yield Bond Fund/1/
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                               04/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.56      $9.43     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.41       0.88       0.81
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                (0.47)     (0.87)     (0.57)
                                               -----------------------------
 Total from investment operations                 (0.06)       0.01       0.24
Distributions
 Dividends from net investment income             (0.44)     (0.88)     (0.81)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $8.06      $8.56      $9.43
------------------------------------------------------------------------------
Total Return                                     (0.67%)+     0.04%      2.28%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                  $569       $286        $34
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.55%#     1.38%      1.25%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          10.03%#    10.13%      5.69%
------------------------------------------------------------------------------
 Portfolio turnover rate                             39%+       57%        72%
------------------------------------------------------------------------------
 Expense ratio before reimbursement by adviser     1.59%#     1.81%      2.01%
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   High Yield Bond Fund/1/
                                               -------------------------------
                                                           Class B
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                               04/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.55      $9.43     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.40       0.82       0.74
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                (0.49)     (0.88)     (0.57)
                                               -----------------------------
 Total from investment operations                 (0.09)       0.06       0.17
Distributions
 Dividends from net investment income             (0.41)     (0.82)     (0.74)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $8.05      $8.55      $9.43
------------------------------------------------------------------------------
Total Return                                     (1.02%)+   (0.83%)      1.53%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $2,724     $1,594       $652
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     2.20%#     2.10%      2.00%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                           9.46%#     9.41%      7.30%
------------------------------------------------------------------------------
 Portfolio turnover rate                             39%+       57%        72%
------------------------------------------------------------------------------
 Expense ratio before reimbursement by adviser     2.23%#     2.52%      2.37%
------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                           High Yield Bond
                                                               Fund/1/
                                                        ----------------------
                                                               Class C
                                                        ----------------------
                                                         6 Months
                                                           ended     8/21/00*
                                                        04/30/01**      to
                                                        (unaudited) 10/31/00**
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $8.55        $9.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                                0.40         0.20
 Net realized and unrealized gain/(loss) on Investments
  and foreign currency                                     (0.49)       (0.49)
                                                        -------------------
 Total from investment operations                          (0.09)       (0.29)
Distributions
 Dividends from net investment income                      (0.41)       (0.16)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.05        $8.55
-------------------------------------------------------------------------------
Total Return                                              (1.02%)+     (3.29%)
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $1,049         $545
-------------------------------------------------------------------------------
 Ratio of total expenses to average net assets              2.20%#       2.07%#
-------------------------------------------------------------------------------
 Ratio of net investment income to average net assets       9.55%#       9.10%#
-------------------------------------------------------------------------------
 Portfolio turnover rate                                      39%+         57%+
-------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser      2.24%#       2.07%#
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   High Yield Bond Fund/1/
                                               -------------------------------
                                                           Class I
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                               04/30/01**  Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.56      $9.43     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.42       0.93       0.83
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                (0.49)     (0.90)     (0.57)
                                               -----------------------------
 Total from investment operations                 (0.07)       0.03       0.26
Distributions
 Dividends from net investment income             (0.45)     (0.90)     (0.83)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $8.04      $8.56      $9.43
------------------------------------------------------------------------------
Total Return                                     (0.74%)+     0.04%      2.44%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $2,242        $14        $14
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.57%#     1.22%      1.13%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          10.04%#    10.14%      5.57%
------------------------------------------------------------------------------
 Portfolio turnover rate                             39%+       57%        72%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          1.57%#     1.79%      2.05%
------------------------------------------------------------------------------

 /1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                  High Yield Bond Fund/1/
                                               ------------------------------
                                                          Class II
                                               ------------------------------
                                                6 Months
                                                  ended      Year      Year
                                               04/30/01**    ended    ended
                                               (unaudited) 10/31/00* 10/31/99
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $8.55      $9.43   $10.00
-----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.44       0.95     0.86
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                (0.50)     (0.91)   (0.57)
                                               -----------------------------
 Total from investment operations                 (0.06)       0.04     0.29
Distributions
 Dividends from net investment income             (0.46)     (0.92)   (0.86)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                     $8.03      $8.55    $9.43
-----------------------------------------------------------------------------
Total Return                                     (0.72%)+     0.30%    2.74%
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
 Net assets, end of period (000's)               $61,669    $62,702  $62,506
-----------------------------------------------------------------------------
 Ratio of total expenses to average net assets     1.14%#     0.96%    0.88%
-----------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          10.79%#    10.41%    8.84%
-----------------------------------------------------------------------------
 Portfolio turnover rate                             39%+       57%      72%
-----------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          1.23%#     1.56%    1.35%
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                          04/30/01**   ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.65      $9.48   $10.22   $10.09    $9.73     $9.62
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.21       0.45     0.45     0.47     0.48      0.48
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.15       0.18   (0.74)     0.13     0.36      0.11
                          ------------------------------------------------------
 Total from investment
  operations                  0.36       0.63   (0.29)     0.60     0.84      0.59
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.21)     (0.46)   (0.45)   (0.47)   (0.48)    (0.48)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.80      $9.65    $9.48   $10.22   $10.09     $9.73
----------------------------------------------------------------------------------
Total Return                 3.68%+     6.80%  (2.95%)    6.04%    8.85%     6.31%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $8,485     $7,774   $4,435   $5,820   $6,347    $7,710
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.02%#     1.01%    1.00%    1.00%    0.99%     0.99%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.18%#     4.74%    4.52%    4.60%    4.87%     4.99%
----------------------------------------------------------------------------------
 Portfolio turnover rate      112%+       48%      46%      43%      29%       49%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.44%#     1.61%    1.41%    1.23%    1.23%     1.25%
----------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class B
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                          04/30/01**   ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.65      $9.48   $10.22   $10.09    $9.73     $9.62
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.16       0.37     0.37     0.38     0.40      0.40
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.16       0.18   (0.74)     0.13     0.36      0.11
                          ------------------------------------------------------
 Total from investment
  operations                  0.32       0.55   (0.37)     0.51     0.76      0.51
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.16)     (0.38)   (0.37)   (0.38)   (0.40)    (0.40)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.81      $9.65    $9.48   $10.22   $10.09     $9.73
----------------------------------------------------------------------------------
Total Return                 3.35%+     5.92%  (3.77%)    5.15%    7.94%     5.41%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $7,710     $6,416   $4,197   $5,273   $6,532    $6,130
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.87%#     1.88%    1.85%    1.85%    1.84%     1.84%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         3.33%#     3.89%    3.67%    3.75%    4.02%     4.14%
----------------------------------------------------------------------------------
 Portfolio turnover rate      112%+       48%      46%      43%      29%       49%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.29%#     2.47%    2.26%    2.08%    2.15%     2.11%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Municipal Bond Fund (formerly National Municipal Bond)
                          --------------------------------------------------------
                                                  Class C
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                          04/30/01**   ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.65      $9.48   $10.22   $10.09    $9.73     $9.62
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.16       0.38     0.37     0.38     0.40      0.40
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.16       0.17   (0.74)     0.13     0.36      0.11
                          ------------------------------------------------------
 Total from investment
  operations                  0.32       0.55   (0.37)     0.51     0.76      0.51
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.16)     (0.38)   (0.37)   (0.38)   (0.40)    (0.40)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.81      $9.65    $9.48   $10.22   $10.09     $9.73
----------------------------------------------------------------------------------
Total Return                 3.35%+     5.93%  (3.77%)    5.15%    7.94%     5.41%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $3,967     $2,297   $3,931   $5,147   $5,305    $5,693
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.89%#     1.87%    1.85%    1.85%    1.84%     1.84%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         3.31%#     3.97%    3.67%    3.75%    4.02%     4.14%
----------------------------------------------------------------------------------
 Portfolio turnover rate      112%+       48%      46%      43%      29%       49%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.30%#     2.53%    2.26%    2.08%    2.15%     2.25%
----------------------------------------------------------------------------------

 #   Annualized
 +   Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                           Strategic Income Fund
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                          04/30/01**   ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $7.99      $8.40    $8.99    $9.76    $9.80    $9.07
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.36       0.72     0.72     0.67     0.70     0.80
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency          (0.11)     (0.38)   (0.53)   (0.63)     0.28     0.72
                          -------------------------------------------------------
 Total from investment
  operations                  0.25       0.34     0.19     0.04     0.98     1.52
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.36)     (0.75)   (0.73)   (0.67)   (0.84)   (0.79)
 Distributions from
  realized capital gains         -          -   (0.05)   (0.14)   (0.18)        -
                          -------------------------------------------------------
 Total distributions        (0.36)     (0.75)   (0.78)   (0.81)   (1.02)   (0.79)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $7.88      $7.99    $8.40    $8.99    $9.76    $9.80
----------------------------------------------------------------------------------
Total Return                 3.15%+     4.09%    2.10%    0.22%   10.57%   17.35%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $7,514     $6,439   $8,997  $15,296  $15,924  $13,382
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.56%#     1.55%    1.50%    1.50%    1.50%    1.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         9.10%#     8.70%    8.21%    7.02%    7.25%    8.28%
----------------------------------------------------------------------------------
 Portfolio turnover rate       27%+       46%     119%     162%     193%      68%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.90%#     1.87%    1.67%    1.56%    1.61%    1.65%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Strategic Income Fund
                          --------------------------------------------------------
                                                  Class B
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                          04/30/01**   ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $7.99     $8.41    $8.99    $9.76    $9.80    $9.07
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.34      0.67     0.66     0.61     0.64     0.73
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency           (0.12)    (0.39)   (0.52)   (0.63)     0.28     0.73
                          -------------------------------------------------------
 Total from investment
  operations                   0.22      0.28     0.14   (0.02)     0.92     1.46
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.33)    (0.70)   (0.67)   (0.61)   (0.78)   (0.73)
 Distributions from
  realized capital gains          -         -   (0.05)   (0.14)   (0.18)        -
                          -------------------------------------------------------
 Total distributions         (0.33)    (0.70)   (0.72)   (0.75)   (0.96)   (0.73)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $7.88     $7.99    $8.41    $8.99    $9.76    $9.80
----------------------------------------------------------------------------------
Total Return                  2.82%+    3.33%    1.56%  (0.43%)    9.86%   16.59%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $12,227   $15,131  $21,340  $29,210  $34,590  $30,890
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.21%#    2.20%    2.15%    2.15%    2.15%    2.15%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          8.45%#    8.00%    7.58%    6.39%    6.60%    7.63%
----------------------------------------------------------------------------------
 Portfolio turnover rate        27%+      46%     119%     162%     193%      68%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.56%#    2.52%     2.32    2.21%    2.23%    2.27%
----------------------------------------------------------------------------------

 # Annualized
 + Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                           Strategic Income Fund
                          --------------------------------------------------------
                                                  Class C
                          --------------------------------------------------------
                           6 Months
                             Ended      Year     Year     Year     Year     Year
                          04/30/01**   Ended    Ended    Ended    Ended    Ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $7.99     $8.41    $8.99    $9.76    $9.80    $9.07
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.34      0.67     0.66     0.61     0.64     0.73
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.12)    (0.39)   (0.52)   (0.63)     0.28     0.73
                          -------------------------------------------------------
 Total from investment
  operations                   0.22      0.28     0.14   (0.02)     0.92     1.46
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.33)    (0.70)   (0.67)   (0.61)   (0.78)   (0.73)
 Distributions from
  realized capital gains          -         -   (0.05)   (0.14)   (0.18)        -
                          -------------------------------------------------------
 Total distributions         (0.33)    (0.70)   (0.72)   (0.75)   (0.96)   (0.73)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $7.88     $7.99    $8.41    $8.99    $9.76    $9.80
----------------------------------------------------------------------------------
Total Return                  2.82%+    3.32%    1.56%  (0.43%)    9.86%   16.59%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $12,037   $13,056  $20,749  $33,537  $32,683  $22,783
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       2.21%#    2.20%    2.15%    2.15%    2.15%    2.15%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          8.46%#    8.04%    7.57%    6.37%    6.60%    7.63%
----------------------------------------------------------------------------------
 Portfolio turnover rate        27%+      63%     119%     162%     193%      68%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  2.56%#    2.52%    2.32%    2.21%    2.24%    2.28%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Strategic Income Fund
                                                  --------------------------
                                                         Class I
                                                  --------------------------
                                                    6 Months
                                                     ended       7/10/00*
                                                   04/30/01**       to
                                                  (unaudited)    10/31/00
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $8.00         $8.22
-----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                             0.37          0.20
 Net realized and unrealized gain/(loss) on
  investments and foreign currency                      (0.11)        (0.20)
                                                  --------------------------
 Total from investment operations                         0.26             -
                                                  --------------------------
Distributions
 Dividends from net investment income                   (0.37)        (0.22)
 Distributions from realized capital gains                   -             -
                                                  --------------------------
 Total distributions                                    (0.37)        (0.22)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                           $7.89         $8.00
-----------------------------------------------------------------------------
Total Return                                             3.23%+      (0.10%)+
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
 Net assets, end of period (000's)                      $2,702        $2,636
-----------------------------------------------------------------------------
 Ratio of total expenses to average net assets           1.46%#        1.45%#
-----------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
  net assets                                             9.20%#        7.87%#
-----------------------------------------------------------------------------
 Portfolio turnover rate                                   27%+          46%+
-----------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                                1.80%#        1.71%#
-----------------------------------------------------------------------------

 *  Commencement of Operations
 #  Annualized
 +  Non-annualized
 ** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                          ---------------------------------------------------------
                                                   Class A
                          ---------------------------------------------------------
                           6 Months
                             ended      Year      Year     Year     Year     Year
                           04/30/01*    ended    ended    ended    ended    ended
                          (unaudited) 10/31/00* 10/31/99 10/31/98 10/31/97 10/31/96
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $9.50      $9.55   $10.08    $9.94    $9.80    $9.98
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.26       0.55     0.53     0.56     0.59     0.56
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             0.25     (0.02)   (0.48)     0.16     0.13   (0.12)
                          --------------------------------------------------------
 Total from investment
  operations                   0.51       0.53     0.05     0.72     0.72     0.44
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.27)     (0.58)   (0.58)   (0.58)   (0.58)   (0.56)
 Distributions in excess
  of net investment
  income                          -          -        -        -        -   (0.06)
                          --------------------------------------------------------
 Total distributions         (0.27)     (0.58)   (0.58)   (0.58)   (0.58)   (0.62)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.74      $9.50    $9.55   $10.08    $9.94    $9.80
-----------------------------------------------------------------------------------
Total Return                  5.41%+     5.76%    0.48%    7.41%    7.56%    4.64%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $31,157    $29,468  $35,495  $49,624  $53,235  $72,774
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       1.26%#     1.25%    1.25%    1.25%    1.25%    1.25%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          5.23%#     5.90%    5.64%    5.65%    6.20%    5.71%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        62%+      193%      63%     116%     364%     477%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  1.46%#     1.62%    1.46%    1.40%    1.42%    1.41%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                          ----------------------------------------------------------
                                                   Class B
                          ----------------------------------------------------------
                           6 Months
                             ended      Year      Year     Year     Year     Year
                           04/30/01*    ended    ended    ended    ended     ended
                          (unaudited) 10/31/00* 10/31/99 10/31/98 10/31/97 10/31/96*
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.50      $9.56    $10.07    $9.94    $9.80     $9.98
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.23       0.49      0.47     0.49     0.54      0.50
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.25     (0.04)    (0.47)     0.15     0.11    (0.12)
                          --------------------------------------------------------
 Total from investment
  operations                  0.48       0.45      0.00     0.64     0.65      0.38
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income         (0.24)     (0.51)    (0.51)   (0.51)   (0.51)    (0.50)
 Distributions in excess
  of net investment
  income                         -          -         -        -        -    (0.06)
                          --------------------------------------------------------
 Total distributions        (0.24)     (0.51)    (0.51)   (0.51)   (0.51)    (0.56)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.74      $9.50     $9.56   $10.07    $9.94     $9.80
------------------------------------------------------------------------------------
Total Return                 5.08%+     4.91%     0.01%    6.60%    6.84%     3.97%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $9,671     $8,326   $12,072  $17,850  $16,659   $19,444
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.92%#     1.90%     1.90%    1.90%    1.90%     1.90%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.78%#     5.27%     5.00%    4.99%    5.55%     5.06%
------------------------------------------------------------------------------------
 Portfolio turnover rate       62%+      193%       63%     116%     364%      477%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.15%#     2.27%     2.11%    2.05%    2.09%     2.06%
------------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                          ----------------------------------------------------------
                                                   Class C
                          ----------------------------------------------------------
                           6 Months
                             ended      Year      Year     Year     Year     Year
                           04/30/01*    ended    ended    ended    ended     ended
                          (unaudited) 10/31/00* 10/31/99 10/31/98 10/31/97 10/31/96*
------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $9.50      $9.56    $10.07    $9.94    $9.80     $9.98
------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.23       0.49      0.47     0.49     0.54      0.50
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency            0.25     (0.04)    (0.47)     0.15     0.11    (0.12)
 Total from investment
  operations                  0.48       0.45      0.00     0.64     0.65      0.38
Distributions
 Dividends from net
  investment income         (0.24)     (0.51)    (0.51)   (0.51)   (0.51)    (0.50)
 Distributions in excess
  of net investment
  income                         -          -         -        -        -    (0.06)
 Total distributions        (0.24)     (0.51)    (0.51)   (0.51)   (0.51)    (0.56)
------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $9.74      $9.50     $9.56   $10.07    $9.94     $9.80
------------------------------------------------------------------------------------
Total Return                 5.08%+     4.91%     0.01%    6.60%    6.84%     3.97%
------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $6,649     $6,846   $10,817  $12,708  $14,716   $20,009
------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      1.92%#     1.90%     1.90%    1.90%    1.90%     1.90%
------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         4.78%#     5.27%     5.00%    5.00%    5.55%     5.06%
------------------------------------------------------------------------------------
 Portfolio turnover rate       62%+      193%       63%     116%     364%      477%
------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.16%#     2.28%     2.11%    2.05%    2.09%     2.06%
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class A
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                           04/30/01    ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $1.00     $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.03      0.05     0.04     0.05     0.05      0.05
 Distributions
 Dividends from net
  investment income          (0.03)    (0.05)   (0.04)   (0.05)   (0.05)    (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $1.00     $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------
Total Return                  2.68%+    5.57%    4.56%    5.18%    5.13%     5.16%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $26,124   $25,610   $6,030  $10,295  $11,057    $8,087
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       0.74%#    0.69%    0.50%    0.50%    0.50%     0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          5.35%#    5.72%    4.46%    5.06%    5.02%     5.02%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  0.88%#    0.94%    0.95%    0.92%    0.96%     0.95%
----------------------------------------------------------------------------------

 * Net investment income per share has been calculated using the average month-end share method
 #  Annualized
 +  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class B
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                           04/30/01    ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.03       0.05     0.04     0.05     0.05     0.05
Distributions
 Dividends from net
  investment income         (0.03)     (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                 2.68%+     5.57%    4.56%    5.18%    5.13%    5.16%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $9,870     $8,096   $4,551   $5,919   $3,332   $3,062
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      0.74%#     0.67%    0.50%    0.50%    0.50%    0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.29%#     5.54%    4.47%    5.02%    5.02%    5.02%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 0.89%#     0.93%    0.99%    0.98%    1.05%    1.18%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Money Market Fund
                          --------------------------------------------------------
                                                  Class C
                          --------------------------------------------------------
                           6 Months
                             ended      Year     Year     Year     Year     Year
                           04/30/01    ended    ended    ended    ended    ended
                          (unaudited) 10/31/00 10/31/99 10/31/98 10/31/97 10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.03       0.05     0.04     0.05     0.05     0.05
Distributions
 Dividends from net
  investment income         (0.03)     (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00      $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------
Total Return                 2.68%+     5.57%    4.56%    5.18%    5.13%    5.16%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)            $7,761     $7,195   $8,644   $8,237   $7,539   $9,840
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      0.74%#     0.67%    0.50%    0.50%    0.50%    0.50%
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.38%#     5.37%    4.48%    5.05%    5.01%    5.02%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 0.88%#     1.00%    1.01%    0.94%    1.00%    0.98%
----------------------------------------------------------------------------------

 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                        Money Market Fund
                                                       --------------------
                                                             Class I
                                                       --------------------
                                                        6 Months
                                                          ended    7/10/00*
                                                        04/30/01      to
                                                       (unaudited) 10/31/00
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00       $1.00
----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                              0.03        0.02
Distributions
 Dividends from net investment income                    (0.03)      (0.02)
----------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00       $1.00
----------------------------------------------------------------------------
Total Return                                              2.68%+      1.84%+
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
 Net assets, end of period (000's)                       $6,894      $6,125
----------------------------------------------------------------------------
 Ratio of total expenses to average net assets            0.74%#      0.77%#
----------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                  5.32%#      5.88%#
----------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser    0.89%#      1.20%#
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Municipal Money Market
                                                          Fund/1/
                                               -----------------------------
                                                          Class A
                                               -----------------------------
                                                6 Months
                                                  ended      Year     Year
                                                04/30/01    ended    ended
                                               (unaudited) 10/31/00 10/31/99
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00      $1.00     $1.00
----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                      0.01     (0.03)      0.02
Distributions
 Dividends from net investment income            (0.01)     (0.03)    (0.02)
----------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00      $1.00     $1.00
----------------------------------------------------------------------------
Total Return                                      1.44%+     3.06%     2.18%
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
 Net assets, end of period (000's)               $4,283     $4,452    $3,651
----------------------------------------------------------------------------
 Ratio of total expenses to average net assets    0.77%#     0.97%     1.05%
----------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          2.88%#     3.03%     2.18%
----------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                         1.59%#     1.44%     1.89%
----------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                         Municipal Money Market Fund/1/
                                        -------------------------------------
                                                    Class B
                                        -------------------------------------
                                          6 Months
                                           ended         Year        Year
                                          04/30/01       ended       ended
                                        (unaudited)    10/31/00    10/31/99
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $1.00         $1.00        $1.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                   0.01        (0.03)         0.01
Distributions
 Dividends from net investment income         (0.01)        (0.03)       (0.01)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                 $1.00         $1.00        $1.00
-------------------------------------------------------------------------------
Total Return                                   1.44%+        2.48%        1.42%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)            $2,698        $2,777       $2,841
-------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                       0.77%#        1.54%        1.80%
-------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                           2.88%#        2.44%        1.42%
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser                     1.59%#        2.00%        2.69%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Municipal Money
                                                          Market Fund/1/
                                                       --------------------
                                                             Class C
                                                       --------------------
                                                        6 Months
                                                          ended    8/10/00*
                                                        04/30/01      to
                                                       (unaudited) 10/31/00
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00       $1.00
----------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                              0.01        0.01
Distributions
 Dividends from net investment income                    (0.01)      (0.01)
----------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00       $1.00
----------------------------------------------------------------------------
Total Return                                              1.44%+      0.71%+
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
 Net assets, end of period (000's)                         $131        $108
----------------------------------------------------------------------------
 Ratio of total expenses to average net assets            0.77%#      0.75%#
----------------------------------------------------------------------------
 Ratio of net investment income to average net assets     2.88%#      2.78%#
----------------------------------------------------------------------------
 Expense ratio before expense reimbursement by adviser    1.59%#      1.16%#
----------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on that date.
 *  Commencement of Operations
 #  Annualized
 +  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                 Aggressive Growth LifeStyle
                                                           Fund/1/
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                04/30/01   Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.71     $11.92    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.52       1.39      0.07
 Net realized and unrealized gain/(loss) on
  investments                                     (2.38)       0.53      1.91
                                               -----------------------------
 Total from investment operations                 (1.86)       1.92      1.98
                                               -----------------------------
Distributions
 Dividends from net investment income             (0.12)     (0.98)    (0.06)
 Distributions from realized capital gains        (1.62)     (0.15)         -
                                               -----------------------------
 Total distributions                              (1.74)     (1.13)    (0.06)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.11     $12.71    $11.92
------------------------------------------------------------------------------
Total Return                                    (12.49%)+    16.27%    19.65%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $3,720     $4,064    $1,929
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     0.20%#     0.12%     0.10%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          10.65%#    10.81%     0.63%
------------------------------------------------------------------------------
 Portfolio turnover rate                             52%+       53%        9%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          0.20%#     0.14%     0.10%
------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                 Aggressive Growth LifeStyle
                                                           Fund/1/
                                               -------------------------------
                                                           Class B
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                04/30/01   Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.73     $11.90    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.49       1.46      0.06
 Net realized and unrealized gain/(loss) on
  investments                                     (2.38)       0.48      1.89
                                               -----------------------------
 Total from investment operations                 (1.89)       1.94      1.95
                                               -----------------------------
Distributions
 Dividends from net investment income             (0.10)     (0.96)    (0.05)
 Distributions from realized capital gains        (1.62)     (0.15)         -
                                               -----------------------------
 Total distributions                              (1.72)     (1.11)    (0.05)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.12     $12.73    $11.90
------------------------------------------------------------------------------
Total Return                                    (12.88%)+    16.30%    19.52%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)               $14,012    $13,450    $4,915
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     0.85%#     0.24%     0.10%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                          10.06%#    11.51%     0.66%
------------------------------------------------------------------------------
 Portfolio turnover rate                             52%+       53%        9%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          0.85%#     0.41%     0.10%
------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Aggressive Growth LifeStyle Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on that date.
 ** Net investment income per share has been calculated using the average month-end share method
 +  Non-annualized
 #  Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                   Aggressive Growth LifeStyle Fund/1/
                          ------------------------------------------------------
                                 Class C                     Class I
                          ---------------------- -------------------------------
                           6 Months               6 Months
                             ended     8/10/00*     ended                 Year
                           04/30/01       to      04/30/01   Year ended  ended
                          (unaudited) 10/31/00** (unaudited) 10/31/00** 10/31/99
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $12.80     $13.03      $12.73     $11.91     $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.50       0.86        0.50       1.59       0.07
 Net realized and
  unrealized gain/(loss)
  on investments             (2.38)     (1.09)      (2.35)       0.34       1.90
                          ----------------------------------------------------
 Total from investment
  operations                 (1.88)     (0.23)      (1.85)       1.93       1.97
Distributions
 Dividends from net
  investment income          (0.10)          -      (0.13)     (0.96)     (0.06)
 Distributions from
  realized capital gains     (1.62)          -      (1.62)     (0.15)          -
                          ----------------------------------------------------
 Total distributions         (1.72)          -      (1.75)     (1.11)     (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.20     $12.80       $9.13     $12.73     $11.91
--------------------------------------------------------------------------------
Total Return               (12.71%)+   (1.77%)+   (12.43%)+    16.22%     19.71%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $181       $184      $5,323     $5,004     $1,547
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       0.85%#     0.73%#      0.10%#     0.15%      0.10%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                     10.15%#    39.30%#     10.37%#    12.62%      0.62%
--------------------------------------------------------------------------------
 Portfolio turnover rate        52%+       53%+        52%+       53%         9%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  0.85%#     0.89%#      0.10%#     0.15%      0.10%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                        Moderate Growth LifeStyle Fund/2/
                                        --------------------------------------
                                                     Class A
                                        --------------------------------------
                                          6 Months
                                           ended                      Year
                                          04/30/01     Year ended     ended
                                        (unaudited)    10/31/00**   10/31/99
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.07        $11.40       $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                    0.50          0.99         0.14
 Net realized and unrealized
  gain/(loss) on investments                   (1.59)          0.50         1.39
                                        --------------------------------------
 Total from investment operations              (1.09)          1.49         1.53
Distributions
 Dividends from net investment income          (0.12)        (0.73)       (0.13)
 Distributions from realized capital
  gains                                        (1.15)        (0.09)            -
                                        --------------------------------------
 Total distributions                           (1.27)        (0.82)       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.71        $12.07       $11.40
--------------------------------------------------------------------------------
Total Return                                  (7.13%)+       13.27%       15.20%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)             $4,208        $3,396       $1,918
--------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                        0.20%#        0.12%        0.10%
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                            9.86%#        8.27%        1.33%
--------------------------------------------------------------------------------
 Portfolio turnover rate                          47%+          47%          11%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser                        20%#        0.12%        0.10%
--------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Aggressive Growth LifeStyle Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on that date.
 2 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Moderate Growth LifeStyle Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on that date.
 * Commencement of Operations
 ** Net investment income per share has been calculated using the average month-end share method
 + Non-annualized
 # Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                      Moderate Growth LifeStyle Fund/1/
                                      ---------------------------------------
                                                   Class B
                                      ---------------------------------------
                                        6 Months
                                         ended                       Year
                                        04/30/01     Year ended      ended
                                      (unaudited)    10/31/00**    10/31/99
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.08        $11.42        $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                  0.45          1.02          0.12
 Net realized and unrealized
  gain/(loss) on investments                 (1.55)          0.47          1.41
                                      ---------------------------------------
 Total from investment operations            (1.10)          1.49          1.53
                                      ---------------------------------------
Distributions
 Dividends from net investment income        (0.10)        (0.74)        (0.11)
 Distributions from realized capital
  gains                                      (1.15)        (0.09)             -
                                      ---------------------------------------
 Total distributions                         (1.25)        (0.83)        (0.11)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.73        $12.08        $11.42
-------------------------------------------------------------------------------
Total Return                                (7.37%)+       13.22%        15.26%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)          $13,586       $11,843        $5,553
-------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                  0.85%#        0.23%         0.10%
-------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                          9.01%#        8.53%         1.40%
-------------------------------------------------------------------------------
 Portfolio turnover rate                        47%+          47%           11%
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser                     .85%#        0.23%         0.10%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    Moderate Growth LifeStyle Fund/1/
                          ------------------------------------------------------
                                 Class C                     Class I
                          ---------------------- -------------------------------
                           6 Months               6 Months
                             ended     7/12/00*     ended                 Year
                           04/30/01       to      04/30/01   Year ended  ended
                          (unaudited) 10/31/00** (unaudited) 10/31/00** 10/31/99
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $12.11     $12.77      $12.06     $11.39     $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.45       0.73        0.45       1.16       0.15
 Net realized and
  unrealized gain/(loss)
  on investments             (1.57)     (1.03)      (1.52)       0.32       1.38
                          ----------------------------------------------------
 Total from investment
  operations                 (1.12)     (0.30)      (1.07)       1.48       1.53
                          ----------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.10)     (0.36)      (0.13)     (0.72)     (0.14)
 Distributions from
  realized capital gains     (1.15)          -      (1.15)     (0.09)          -
                          ----------------------------------------------------
 Total distributions         (1.25)     (0.36)      (1.28)     (0.81)     (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.74     $12.11       $9.71     $12.06     $11.39
--------------------------------------------------------------------------------
Total Return                (7.53%)+   (2.30%)+    (7.02%)+    13.10%     15.35%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $600       $183      $7,553     $5,439     $1,537
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       0.84%#     0.80%#      0.10%#     0.15%      0.10%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      6.25%#    19.82%#      8.93%#     9.91%      1.42%
--------------------------------------------------------------------------------
 Portfolio turnover rate        47%+       47%+        47%+       47%        11%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                    84%#     0.80%#       .10%#     0.15%      0.10%
--------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Moderate Growth LifeStyle Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on that date.
 ** Net investment income per share has been calculated using the average month-end share method
 + Non-annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                Conservative Growth LifeStyle
                                                           Fund/1/
                                               -------------------------------
                                                           Class A
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                04/30/01   Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.59     $11.03    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.43       0.87      0.21
 Net realized and unrealized gain/(loss) on
  investments                                     (1.10)       0.39      1.02
                                               -----------------------------
 Total from investment operations                 (0.67)       1.26      1.23
                                               -----------------------------
Distributions
 Dividends from net investment income             (0.14)     (0.60)    (0.20)
 Distributions from realized capital gains        (0.99)     (0.10)         -
                                               -----------------------------
 Total distributions                              (1.13)     (0.70)    (0.20)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.79     $11.59    $11.03
------------------------------------------------------------------------------
Total Return                                     (3.89%)+    11.61%    12.30%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                $3,364     $3,420    $1,790
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     0.20%#     0.12%     0.10%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                           8.54%#     7.62%     2.01%
------------------------------------------------------------------------------
 Portfolio turnover rate                             54%+       45%       10%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          0.20%#     0.12%     0.10%
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                Conservative Growth LifeStyle
                                                           Fund/1/
                                               -------------------------------
                                                           Class B
                                               -------------------------------
                                                6 Months
                                                  ended                 Year
                                                04/30/01   Year ended  ended
                                               (unaudited) 10/31/00** 10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.63     $11.06    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                       0.40       0.81      0.18
 Net realized and unrealized gain/(loss) on
  investments                                     (1.09)       0.45      1.05
                                               -----------------------------
 Total from investment operations                 (0.69)       1.26      1.23
                                               -----------------------------
Distributions
 Dividends from net investment income             (0.12)     (0.59)    (0.17)
 Distributions from realized capital gains        (0.99)     (0.10)         -
                                               -----------------------------
 Total distributions                              (1.11)     (0.69)    (0.17)
------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.83     $11.63    $11.06
------------------------------------------------------------------------------
Total Return                                     (4.22%)+    11.66%    12.21%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)               $10,098    $10,354    $5,880
------------------------------------------------------------------------------
 Ratio of total expenses to average net assets     0.85%#     0.23%     0.10%
------------------------------------------------------------------------------
 Ratio of net investment income to average net
  assets                                           7.96%#     7.15%     2.11%
------------------------------------------------------------------------------
 Portfolio turnover rate                             54%+       45%       10%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement by
  adviser                                          0.85%#     0.23%     0.10%
------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Conservative Growth LifeStyle Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on that date.
 * Commencement of operations
 ** Net investment income per share has been calculated using the average month-end share method
 + Non-annualized
 # Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                  Conservative Growth LifeStyle Fund/1/
                          ------------------------------------------------------
                                 Class C                     Class I
                          ---------------------- -------------------------------
                           6 Months               6 Months
                             ended     7/20/00*     ended                 Year
                           04/30/01       to      04/30/01   Year ended  ended
                          (unaudited) 10/31/00** (unaudited) 10/31/00** 10/31/99
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $11.69     $11.95      $11.59     $11.03    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                0.28       0.74        0.42       0.91      0.21
 Net realized and
  unrealized gain/(loss)
  on investments             (1.01)     (0.73)      (1.08)       0.33      1.02
                          ----------------------------------------------------
 Total from investment
  operations                 (0.73)       0.01      (0.66)       1.24      1.23
                          ----------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.12)     (0.27)      (0.14)     (0.58)    (0.20)
 Distributions from
  realized capital gains     (0.99)          -      (0.99)     (0.10)         -
                          ----------------------------------------------------
 Total distributions         (1.11)     (0.27)      (1.13)     (0.68)    (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $9.85     $11.69       $9.80     $11.59    $11.03
--------------------------------------------------------------------------------
Total Return                (4.57%)+     0.06%+    (3.77%)+    11.54%    12.24%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $537       $150      $5,112     $4,484    $1,508
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets       0.85%#     0.86%#      0.10%#     0.15%     0.10%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      5.61%#    22.43%#      8.44%#     8.15%     2.01%
--------------------------------------------------------------------------------
 Portfolio turnover rate        54%+       45%#        54%+       45%       10%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                  0.85%#     0.86%#      0.10%#     0.15%     0.10%
--------------------------------------------------------------------------------

 1 The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Conservative Growth LifeStyle Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on that date.
 * Commencement of operations
 ** Net investment income per share has been calculated using the average month-end share method
 + Non-annualized
 # Annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth & Income Fund

-----------------------------------------------------------
                                        Shares        Value
                                        ------        -----

COMMON STOCKS - 100.00%
Aerospace & Defense - 1.92%
Boeing Co.                              29,100   $1,798,380
United Technologies Corp.               42,700    3,334,016
                                               ------------
                                                  5,132,396
Banks - 3.31%
Bank One Corp.                          72,000    2,719,440
U.S. Bancorp                           166,293    3,522,086
Wachovia Corp.                          43,000    2,614,400
                                               ------------
                                                  8,855,926
Beverages - 2.81%
Coca Cola Co.                           72,600    3,353,394
Pepsico, Inc.                           95,000    4,161,950
                                               ------------
                                                  7,515,344
Biotechnology - 0.16%
Immunex Corp.                           27,900      425,754
                                               ------------
Business Services - 2.18%
Automatic Data Processing, Inc.         62,500    3,390,625
First Data Corp.                        36,300    2,448,072
                                               ------------
                                                  5,838,697
Chemicals - 1.71%
Dow Chemical Co.                        50,400    1,685,880
E.I. Du Pont de Nemours & Co.           64,033    2,893,651
                                               ------------
                                                  4,579,531
Communications Equipment - 2.41%
Cisco Systems, Inc.*                   232,400    3,946,152
JDS Uniphase Corp.*                     63,400    1,356,126
McData Corp.                             1,369       31,254
Tellabs, Inc.                           31,600    1,109,476
                                               ------------
                                                  6,443,008
Computers & Business Equipment - 2.52%
International Business Machines Corp.   58,500    6,735,690
                                               ------------
Computers & Peripherals - 2.84%
Dell Computer Corp.*                   101,600    2,671,064
EMC Corp.*                              59,800    2,368,080
Hewlett-Packard Company                 90,200    2,564,386
                                               ------------
                                                  7,603,530
Electric Utilities - 2.34%
Exelon Corp.                            33,975    2,345,974
FPL Group, Inc.                         65,500    3,923,450
                                               ------------
                                                  6,269,424
Electrical Equipment - 0.80%
Emerson Electric Co.                    32,300    2,152,795
                                               ------------
Electronic Components - 2.65%
Intel Corp.                            189,700    5,863,627
Micron Technology, Inc.*                27,000    1,225,260
                                               ------------
                                                  7,088,887

                                     Shares        Value
                                     ------        -----

Electronic Equipment - 1.51%
Solectron Corp.*                     74,600   $1,898,570
Teradyne, Inc.*                      54,400    2,148,800
                                            ------------
                                               4,047,370
Financial Services - 7.61%
Citigroup, Inc.                     197,115    9,688,202
Goldman Sachs Group, Inc.            28,400    2,587,240
JP Morgan Chase & Co.                57,350    2,751,653
Merrill Lynch & Co., Inc.            86,700    5,349,390
                                            ------------
                                              20,376,485
Health Care Equipment - 1.73%
Baxter International, Inc.           50,900    4,639,535
                                            ------------
Health Care Providers & Services - .90%
HCA Healthcare Corp.                 62,600    2,422,620
                                            ------------
Hotels & Restaurants - 1.05%
McDonald's Corp.                    102,600    2,821,500
                                            ------------
Household Products - 2.82%
Kimberly Clark Corp.                 60,050    3,566,970
Proctor & Gamble Co.                 66,300    3,981,315
                                            ------------
                                               7,548,285
Industrial Components - 0.89%
Illinois Tool Works, Inc.            37,400    2,370,412
                                            ------------
Insurance - 4.22%
American International Group, Inc.   73,125    5,981,625
Marsh & McLennan Companies, Inc.     55,200    5,323,488
                                            ------------
                                              11,305,113
Internet Services - 0.69%
VeriSign, Inc.*                      35,855    1,838,644
                                            ------------
I T Consulting Services - 0.44%
Computer Sciences Corp.*             33,300    1,186,479
                                            ------------
Media - 6.14%
AOL Time Warner, Inc.*              119,700    6,044,850
AT & T Corp. - Liberty Media Group  154,100    2,465,600
General Motors Hughes Corp. *        96,800    2,057,000
Gannett, Inc.                        57,500    3,711,625
Viacom, Inc.                         41,529    2,162,000
                                            ------------
                                              16,441,075
Multi Industry - 5.70%
General Electric Co.                171,600    8,327,748
Minnesota Mining & Manuf. Co.        28,200    3,356,082
Tyco International Ltd.              67,000    3,575,790
                                            ------------
                                              15,259,620
Metals & Mining - 1.52%
Alcoa, Inc.                          98,100    4,061,340
                                            ------------
Oil & Gas - 8.46%
Chevron Corp.                        41,500    4,007,240
Conoco, Inc.                         60,400    1,837,368
El Paso Energy Corp.                 33,700    2,318,560
ExxonMobil Corp.                    114,584   10,152,142
Kerr McGee Corp                      20,000    1,433,000
Royal Dutch Petroleum Co.            48,700    2,899,111
                                            ------------
                                              22,647,421

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                               Shares        Value
                               ------        -----

Petroleum Services - 1.35%
Schlumberger, Ltd.             54,600   $3,619,980
                                      ------------
Pharmaceuticals - 13.16%
Abbott Laboratories            87,800    4,072,164
American Home Products Corp.   90,200    5,209,050
Bristol-Myers Squibb Co.       66,800    3,740,800
Johnson & Johnson              46,700    4,505,616
Merck & Company, Inc.          65,000    4,938,050
Pfizer, Inc.                  133,150    5,765,395
Pharmacia Corp.                95,889    5,011,159
Schering Plough Corp.          52,000    2,004,080
                                      ------------
                                        35,246,314
Pollution Control - 0.73%
Waste Management, Inc.         79,900    1,950,359
                                      ------------
Retail Trade - 5.01%
CVS Corporation                19,200    1,131,840
Home Depot, Inc.               68,500    3,226,350
Safeway, Inc.                  20,000    1,086,000
Wal-Mart Stores, Inc.         153,900    7,962,786
                                      ------------
                                        13,406,976
Software - 5.45%
I2 Technologies, Inc.          31,600      550,156
Microsoft Corp.*              162,600   11,016,150
Oracle Corp.                  106,900    1,727,504
Veritas Software Corp.         21,900    1,305,459
                                      ------------
                                        14,599,269
Telecommunications - 4.97%
SBC Communications, Inc.      108,744    4,485,690
Verizon Communications         86,454    4,761,022
Worldcom, Inc.*               223,000    4,069,750
                                      ------------
                                        13,316,462
TOTAL COMMON STOCKS
 (Cost $223,704,603)                  $267,746,242
                                      ------------
TOTAL INVESTMENTS
 (Growth & IncomeFund)
 (Cost $223,704,603)                  $267,746,242
                                      ------------
--------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------
                               Shares        Value
                               ------        -----
COMMON STOCKS - 93.80%
Aerospace & Defense - 0.57%
Boeing Company                  5,525     $341,445
                                      ------------
Automotive - 0.34%
Harley Davidson, Inc.           4,406      203,073
                                      ------------
Banking - 1.48%
Fifth Third Bancorp             8,731      469,379
Northern Trust Corp.            2,475      160,949
Washington Mutual, Inc.         5,175      258,388
                                      ------------
                                           888,716
Beverages - 1.41%
The Coca-Cola Company           8,700      401,853
Pepsico, Inc.                  10,125      443,576
                                      ------------
                                           845,429

                                   Shares        Value
                                   ------        -----

Biotechnology - 1.52%
Amgen, Inc.*                        9,311     $569,275
Biogen                              2,300      148,718
Gilead Sciences, Inc.               1,850       90,613
IDEC Pharmaceuticals, Inc.          1,300       63,960
Vertex Pharmaceuticals, Inc.          950       36,632
                                          ------------
                                               909,198
Building Materials - 0.19%
Masco Corp.                         4,975      114,425
                                          ------------
Commercial Services & Supplies - 1.89%
Automatic Data Proc.                5,175      280,744
Concord EFS, Inc.                   5,875      273,481
Devry, Inc.*                       18,282      577,894
                                          ------------
                                             1,132,119
Communications Equipment - 2.70%
Comverse Technology, Inc.*         11,125      762,063
Corning, Inc.                       8,425      185,097
Nokia Oyj                          19,525      667,560
                                          ------------
                                             1,614,720
Computers - 10.65%
Cisco Systems, Inc.                66,868    1,135,419
Dell Computer Corp.                41,200    1,083,148
EMC Corp.*                         17,665      699,534
Hewlett-Packard                    18,675      530,930
International Business Machines    15,800    1,819,212
Juniper Networks, Inc.*             9,950      587,349
Sun Microsystems, Inc.*            30,722      525,961
                                          ------------
                                             6,381,553
Diversified Financial - 6.87%
American Express Co.               14,250      604,770
Capital One Financial Corp.         2,675      168,151
Citigroup, Inc.                    27,682    1,360,570
Federal National Mortgage Assn.     4,625      371,203
Franklin Resources, Inc.            3,650      159,323
Merrill Lynch & Co., Inc.           7,125      439,613
Morgan Stanley Dean Witter & Co.    4,725      296,683
Providian Financial Corp.           3,000      159,900
Schwab, Charles Corp.              16,741      331,472
State Street Corporation            2,175      225,722
                                          ------------
                                             4,117,404
Diversified Telecommunications - 1.24%
Tycom, Ltd.                        17,350     $251,402
Qwest Communications Int'l., Inc.   4,025      164,623
Worldcom, Inc.                     17,950      327,588
                                          ------------
                                               743,612
Electric Utilities - 0.60%
Calpine Corp.*                      6,325      360,462
                                          ------------
Electronic Equipment - 0.56%
Solectron Corp.*                   13,225      336,576
                                          ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Energy Equipment & Services - 0.95%
Nabors Industries, Inc.            5,125     $305,553
Smith International, Inc.          3,275      265,897
                                         ------------
                                              571,450
Food & Drug Retailing - 0.83%
CVS Corp.                          2,900      170,955
Safeway, Inc.                      6,025      327,158
                                         ------------
                                              498,113
Footwear - 0.27%
Nike, Inc.                         3,825      159,923
                                         ------------
Gas Utilities - 0.47%
El Paso Corp.                      4,076      280,429
                                         ------------
Health Care - 2.02%
Applied Biosystems Group           3,064       98,232
Baxter Int'l., Inc.                4,400      401,060
Medtronic, Inc.                    7,850      350,110
Tenet Healthcare Corp.             8,075      360,468
                                         ------------
                                            1,209,870
Industrial Conglomerates - 7.30%
General Electric Co.              61,739    2,996,194
Tyco Int'l, Ltd.                  25,868    1,380,575
                                         ------------
                                            4,376,769
Insurance - 3.58%
American Int'l. Group, Inc.       11,250      920,250
Berkshire Hathaway, Inc.             475    1,080,625
Marsh & McLennan Cos., Inc.        1,525      147,071
                                         ------------
                                            2,147,946
Leisure Equipment & Products - 0.40%
Mattel, Inc.                      15,000      242,250
                                         ------------
Machinery - 0.54%
Caterpillar, Inc.                  3,500      175,700
Deere & Company                    3,550      145,799
                                         ------------
                                              321,499
Media - 9.65%
AOL Time Warner, Inc.             56,722    2,864,461
A T & T Corp.*                    15,275      244,400
Clear Channel Communications       6,475      361,305
Comcast Corp.*                    13,725      602,665
Disney, Walt Co.                  11,550      349,387
Gannett, Inc.                      2,400      154,920
Omnicom Group                      5,300      465,605
Viacom, Inc.*                     14,250      741,855
                                         ------------
                                            5,784,598
Metals & Mining - 0.58%
Alcoa, Inc.                        8,350      345,690
                                         ------------
Multi-Utilities - 0.80%
Dynegy, Inc.                       3,225      186,566
Enron Corp.                        4,700      294,784
                                         ------------
                                              481,350
Oil & Gas - 0.44%
Anadarko Petroleum Corp.           4,100      264,942
                                         ------------

                                    Shares        Value
                                    ------        -----

Pharmaceuticals - 10.74%
Abbott Labs                       12,000       $556,560
American Home Products Corp.      11,775        680,006
Bristol Myers Squibb Co.           4,575        256,200
Johnson & Johnson                  8,650        834,552
Lilly Eli & Co.                    4,125        350,625
Merck & Co., Inc.                 10,800        820,476
Pfizer, Inc.                      48,915      2,118,020
Pharmacia Corp.                   10,825        565,714
Schering Plough Corp.              6,550        252,437
                                           ------------
                                              6,434,590
Retail Trade - 6.68%
Costco Wholesale Corp.             3,850        134,480
Federated Dept Stores, Inc.        4,100        176,218
Home Depot, Inc.                  26,719      1,258,465
Intimate Brands, Inc.              9,925        158,800
Kohls Corp.*                       3,031        185,073
May Dept Stores Co.                8,275        308,244
Wal Mart Stores, Inc.             34,475      1,783,736
                                           ------------
                                              4,005,016
Semiconductor Equipment & Products - 7.50%
Advanced Micro Devices, Inc.      10,325        320,075
Altera Corp.                      10,450        264,280
Analog Devices, Inc.*              7,475        353,642
Applied Materials, Inc.            8,475        462,735
Intel Corp.                       62,104      1,919,635
Texas Instruments, Inc.           18,725        724,657
Xilinx, Inc.                       9,500        450,965
                                           ------------
                                              4,495,989
Software - 10.36%
Adobe Systems, Inc.               12,300        552,516
BEA Systems, Inc.*                15,525        634,196
Check Point Software               5,337        334,790
Mercury Interactive Corp.*         4,750        314,213
Microsoft Corp.*                  42,675      2,891,231
Momentum Business Applications*       22            278
Oracle Corp.*                     60,075        970,812
Siebel Systems, Inc.*              5,350        243,853
Veritas Software Corp.*            4,443        264,847
                                           ------------
                                              6,206,736
Tobacco - 0.67%
Philip Morris Cos., Inc.           8,000        400,880
                                           ------------
TOTAL COMMON STOCKS
 (Cost $58,173,931)                         $56,216,770
                                           ------------
                                 Principal        Value
                                 ---------        -----
SHORT-TERM INVESTMENTS - 0.00%
SSGA Money Market Fund            $1,000         $1,000
                                           ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Principal     Value
                                                         ---------     -----
REPURCHASE AGREEMENT - 6.20%
Repurchase Agreement with State Street Bank & Trust Co.
 dated 04/30/01 at 4.52%, to be repurchased at
 $3,718,460 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $3,718,000)                 $3,718,000  $3,718,000
                                                                    -----------
TOTAL INVESTMENTS (Large Cap Growth Fund) (Cost $61,892,931)        $59,935,770
                                                                    -----------
-------------------------------------------------------------------------------
Mid Cap Growth Fund

-----------------------------------------------------
                                     Shares     Value
                                     ------     -----
COMMON STOCKS - 99.39%
Automobiles - 0.70%
Harley Davidson, Inc.                 7,800  $359,502
                                            ---------
Banks - 2.32%
Banknorth Group, Inc.                 6,300   124,677
Golden West Financial Corp.           5,600   328,720
Northern Trust Corp.                  7,300   474,719
Synvous Financial Corp.               9,200   264,776
                                            ---------
                                            1,192,892
Biotechnology - 4.78%
Genzyme Corp.*                        7,300   795,481
Human Genome Sciences, Inc.*          4,600   295,458
Idec Pharmaceuticals Corp.            3,500   172,200
Invitrogen Corp.                      3,000   211,530
Medimmune, Inc.*                      6,600   258,390
Millennium Pharmaceuticals*           8,680   322,896
Protein Design Labs, Inc.*            6,200   398,350
                                            ---------
                                            2,454,305
Business Services - 3.10%
Bisys Group, Inc.*                    8,700   419,340
Diamondcluster Int'l., Inc.           5,800   107,590
Paychex, Inc.                        16,125   557,280
Robert Half International, Inc.*     18,300   508,740
                                            ---------
                                            1,592,950
Communications Equipment - 8.92%
ADC Telecommunications, Inc.*        14,000   105,140
Brocade Communications Syst., Inc.*   8,400   319,116
Ciena Corp.*                         11,600   638,696
Comverse Technology, Inc.*            7,100   486,350
Crown Castle International Corp.*    15,200   372,248
Digital Lightwave, Inc.               1,500    63,150
Extreme Networks, Inc.*              11,100   365,190
Finisar, Inc.                        16,100   240,695
Mcdata Corp.                          6,800   189,788
Oni Sys Corp.*                       15,500   556,915
Research in Motion Ltd               11,200   379,904

                                      Shares        Value
                                      ------        -----

Communications Equipment - cont'd.
Redback Networks, Inc.*               23,400     $445,536
Sonus Networks, Inc.                  14,300      364,078
Sycamore Networks, Inc.                5,700       54,264
                                             ------------
                                                4,581,070
Computers & Peripherals - 0.34%
Handspring, Inc.*                      3,600       54,828
Palm, Inc.                            14,800      118,548
                                             ------------
                                                  173,376
Electronic Equipment & Instruments - 4.42%
Analog Devices, Inc.*                  9,000      425,790
Applied Micro Circuits Corp.*         21,000      546,420
Flextronics International, Ltd.*       6,700      180,163
Molex, Inc.*                           8,900      359,471
New Focus, Inc.                        8,700      111,795
Newport Corp.                          7,400      279,424
Power One, Inc.                       11,500      201,365
Sanmina Corp.*                         5,600      163,240
                                             ------------
                                                2,267,668
Energy Equipment & Services - 4.55%
BJ Services Company*                   2,800      230,300
Cooper Cameron Corp.*                  8,050      507,633
Nabors Industries, Inc.*               9,450      563,409
Noble Drilling Corp.*                 11,050      535,925
Smith International, Inc.*             6,150      499,319
                                             ------------
                                                2,336,586
Financial Services - 6.94%
Bear Stearns Companies, Inc.           6,300      316,890
Capital One Financial Corp.            3,200      201,152
Edwards, A.G., Inc.                    9,400      382,298
Federated Investors, Inc.              5,300      154,495
Legg Mason, Inc.                       8,600      411,682
Lehman Brothers Holdings, Inc.         5,320      387,030
Providian Financial Corp.              3,500      186,550
Sei Investments Co.                    4,800      192,528
T. Rowe Price & Associates, Inc.       4,300      149,468
USA Ed, Inc.                           7,000      497,700
Waddell & Reed Financial, Inc. Cl. A  18,442      561,006
Waddell & Reed Financial, Inc. Cl. B   4,029      122,602
                                             ------------
                                                3,563,401
Healthcare Equipment & Supplies - 2.72%
Allergan, Inc.                         9,750      741,000
ST Jude Medical, Inc.                  6,000      343,500
Varian Medical Systems, Inc.           4,500      310,050
                                             ------------
                                                1,394,550
Healthcare Providers & Services - 2.27%
Amerisource Health Corp.               4,800      259,200
Bergen Brunswig Corp.                 21,700      397,110
First Health Group Corp.               4,700      243,225
Laboratory Corp of America Holdings    1,900      267,900
                                             ------------
                                                1,167,435

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Hotels, Restaurants & Leisure - 2.64%
Harrah's Entertainment, Inc.*             24,450     $843,525
MGM Mirage, Inc.                           9,550      287,169
Starbucks Corp.                           11,600      224,460
                                                 ------------
                                                    1,355,154
Insurance - 2.08%
Ambac Financial Group, Inc.                1,850       99,549
John Hancock Financial Services*          16,400      609,260
Sun Life Financial Services, Inc. (CAD)*   9,800      191,688
Sun Life Financial Services, Inc.*         8,700      169,922
                                                 ------------
                                                    1,070,418
Internet Software & Services - 4.22%
Exodus Communications, Inc.*              49,200      472,320
Ebay, Inc.                                12,800      646,144
Verisign, Inc.*                           12,500      641,000
Vignette Corp.*                            8,250       55,275
Webmethods, Inc.                          15,200      354,920
                                                 ------------
                                                    2,169,659
IT Consulting & Services - 1.89%
Check Point Software                       8,600      539,478
KPMG Consulting                           17,800      277,858
Sapient Corp.*                            11,200      150,640
                                                 ------------
                                                      967,976
Media - 7.33%
Cablevision Systems Corp.*                 3,750       79,313
Cablevision NY Group Class A               7,500      515,625
Cox Radio, Inc.                            3,300       85,140
Gemstar TV Guide International, Inc.*      3,450      143,244
Hispanic Broadcasting Corp.*               3,400       81,498
Interpublic Group Cos., Inc.               7,400      251,230
Lamar Advertising Co*                      9,850      380,703
Omnicom Group                              6,200      544,670
TMP Worldwide, Inc.*                      10,060      485,294
USA Networks, Inc.*                       23,950      599,948
WPP Group                                 45,390      543,792
WPP Group (ADR)                              900       53,910
                                                 ------------
                                                    3,764,366
Oil & Gas - 1.78%
Anadarko Pete Co.                          6,500      420,030
Apache Corp.                               7,750      495,690
                                                 ------------
                                                      915,720
Pharmaceuticals - 7.21%
Alza Corp.*                               19,300      882,396
Andrx Corp.*                               8,200      483,800
Forest Laboratories, Inc.*                19,000    1,161,850
King Pharmaceuticals, Inc.*               16,175      681,453
Teva Pharmaceutical Industries             9,100      495,495
                                                 ------------
                                                    3,704,994

                                    Shares        Value
                                    ------        -----

Retail Trade - 1.78%
CDW Computer Centers, Inc.*          6,300     $254,646
Kohls Corp.*                         9,500      580,070
Radioshack Corp.                     2,680       82,088
                                           ------------
                                                916,804
Semiconductor Equipment & Products - 10.63%
Advanced Micro Devices, Inc.        10,300      319,300
ASM Lithography Holding N V         11,200      303,184
Altera Corp.*                       10,900      275,661
Cree, Inc.                           5,000      107,650
Cypress Semiconductor Corp.          9,300      210,180
Globespan Semiconductor, Inc.*      11,850      260,700
KLA Tencor Corp.                     4,300      236,328
Linear Technology Corp.              9,100      437,164
Maxim Integrated Products, Inc.*     8,900      454,790
Microchip Technology, Inc.*         12,275      355,116
Micron Technology, Inc.             10,800      490,104
Novellus System, Inc.                9,500      523,925
Transwitch Corp.                    19,600      340,060
Vitesse Semiconductor Corp.*        14,700      498,330
Xilinx, Inc.                        13,650      647,966
                                           ------------
                                              5,460,457
Software - 11.80%
Adobe Systems Inc.                  11,200      503,104
Aether Systems, Inc.*                4,200       63,294
Amdocs Limited*                      8,350      491,815
Art Technology Group, Inc.*          8,000       73,120
BEA Systems, Inc.*                  13,700      559,645
Commerce One, Inc.*                  9,000       82,980
I2 Technologies, Inc.*              15,160      263,936
Inktomi Corp.*                      10,400       76,232
Intuit*                              7,100      227,484
Liberate Technologies*              12,100      118,459
Macromedia, Inc.*                    7,600      172,216
Mercury Interactive Corp.*          10,550      697,883
Micromuse, Inc.*                    10,100      499,950
Nvidia Corp.*                        6,400      533,120
Openwave Systems, Inc.              10,190      352,676
Peregrine Systems, Inc.*            10,850      279,713
Quest Software, Inc.*                9,100      334,698
Rational Software Corp.*            20,200      489,042
Siebel Systems, Inc.*                5,300      241,574
                                           ------------
                                              6,060,940
Telecommunications - 6.97%
Asia Global Crossing Ltd.           20,900      131,041
Allegiance Telecom, Inc.*           21,050      378,690
Colt Telecommunications Group PLC*   3,150      171,675
Echostar Communications Corp.*      17,950      537,782
Entercom Communications Corp.*      10,750      490,415
McLeodUSA, Inc.*                    41,550      367,718
Nextel Partners, Inc.*              27,300      469,287
Time Warner Telecomm., Inc.*        15,570      788,621

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

Telecommunications - cont'd.
Western Wireless Corp.*                                     4,300      $191,479
XO Communications, Inc.*                                   14,000        55,020
                                                                   ------------
                                                                      3,581,728
TOTAL COMMON STOCKS (Cost $64,226,956)                              $51,051,951
                                                         Principal        Value
                                                         ---------        -----
Repurchase Agreement - 0.61%
Repurchase Agreement with State Street Bank & Trust Co,
 dated 4/30/01 at 4.52%, to be repurchased at $312,039
 on 05/01/01, collateralized by U.S. Government
 Securities
 (Cost $312,000)                                         $312,000      $312,000
                                                                   ------------
TOTAL INVESTMENTS (Mid Cap Growth Fund) (Cost $64,538,956)          $51,363,951
                                                                   ------------
-------------------------------------------------------------------------------
Mid Cap Value Fund

------------------------------------------------
                                Shares     Value
                                ------     -----
COMMON STOCKS - 95.46%
Aerospace & Defense - 0.64%
General Dynamics Corp.           2,500  $192,700
Auto Components - 2.97%
Johnson Controls, Inc.           5,800   419,920
Lear Corp.*                     13,200   475,200
                                       ---------
                                         895,120
Banking - 7.88%
Astoria Financial Corp.          6,600   381,876
BB & T Corp.                    10,000   354,200
Dime Bancorp, Inc.              14,200   473,570
Greenpoint Financial Corp.      11,900   437,920
M & T Bank Corp.                 4,100   293,355
Southtrust Corp.                 9,100   432,705
                                       ---------
                                       2,373,626
Chemicals - 3.07%
Air Products & Chemicals, Inc.   9,700   417,003
Cabot Corp.                      9,000   292,590
FMC Corp.                        3,000   215,070
                                       ---------
                                         924,663
Commercial Services & Supplies - 7.65%
Cendant Corp.                   34,900   619,126
Dun & Bradstreet Corp.*         16,100   447,097
Iron Mountain, Inc.              4,700   169,905
Viad Corp.                      14,900   370,414
Waste Management, Inc.          28,600   698,126
                                       ---------
                                       2,304,668

                                  Shares        Value
                                  ------        -----

Computers & Peripherals - 1.49%
Apple Computer                    17,600     $448,624
                                         ------------
Diversified Telecommunicatons - 2.03%
Broadwing, Inc.                   24,700      612,560
                                         ------------
Electronic Equipment & Instruments -
  2.59%
Arrow Electonics, Inc.            15,600      436,800
Rudolph Technologies, Inc.         1,400       67,326
Solectron Corp.                   10,900      277,405
                                         ------------
                                              781,531
Energy Equipment & Services - 1.65%
Rowan Companies, Inc.              6,900      229,011
Weatherford International, Inc.    4,600      267,858
                                         ------------
                                              496,869
Financial Services - 5.15%
Capital One Financial              6,000      377,160
Federated Investments, Inc.*       9,400      274,010
Heller Financial, Inc.            15,300      488,223
Indymac Bancorp, Inc.              4,600      105,340
Moody's Corp.                      9,800      307,720
                                         ------------
                                            1,552,453
Food Products - 1.04%
Sara Lee Corp.                    15,700      312,587
                                         ------------
Health Care Equipment & Supplies -
  1.93%
Beckman Coulter, Inc.              7,200      255,960
Becton Dickinson & Co.            10,100      326,735
                                         ------------
                                              582,695
Health Care Providers & Services - 4.21%
Bergen Brunswig Corp.             21,400      391,620
Omnicare, Inc.                    29,900      663,780
Tenet Healthcare Corp.             4,800      214,272
                                         ------------
                                            1,269,672
Hotels, Restaurants & Leisure - 3.27%
Carnival Corp.                    15,200      402,800
Tricon Global Restaurants, Inc.   13,000      582,660
                                         ------------
                                              985,460
Household Durables - 0.23%
Lennar Corp.                       1,600       70,032
                                         ------------
Insurance - 8.70%
Chubb Corp.                        5,100      340,425
Ambac Financial Group, Inc.        5,150      277,122
John Hancock Financial Services*   9,300      345,495
Lowes Corp.                        8,200      552,762
MBIA, Inc.                         4,350      208,148
Radian Group, Inc.                 2,000      155,000
Unumprovident Corp.                9,700      290,127
XL Capital, Ltd.                   6,400      453,120
                                         ------------
                                            2,622,198
Machinery - 1.73%
Pall Corp.                        22,200      521,034
                                         ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

Media - 11.10%
Belo Corp.                          27,900     $492,156
Cablevision Systems Corp.*           3,800      261,250
Cox Radio, Inc.                     18,800      485,040
Echostar Communications Corp.       11,200      335,552
Entercom Communications Corp.*       9,500      433,390
Gannett, Inc.                        4,900      316,295
Knight Ridder, Inc.                 10,400      563,160
Scripps Co.                          4,200      269,724
Westwood One, Inc.                   7,100      186,375
                                           ------------
                                              3,342,942
Multi-Utilities - 1.02%
Utilicorp United, Inc.               8,700      307,110
                                           ------------
Oil & Gas - 6.32%
Anadarko Petroleum Corp.             4,500      290,790
Apache Corp.                         4,500      287,820
Burlington Res, Inc.                 6,300      297,423
Cross Timbers Oil Co.                7,200      195,480
EOG Resources, Inc.                  7,600      352,564
Louis Dreyfus Natural Gas Corp.      6,600      251,460
Mitchell Energy & Devlopment Corp.   1,400       77,700
USX Marathon Group                   4,700      150,212
                                           ------------
                                              1,903,449
Real Estate - 3.33%
Boston Properties, Inc.             10,200      403,002
Equity Office Properties Trust       6,200      177,010
Vornado Realty Trust                11,500      422,280
                                           ------------
                                              1,002,292
Semiconductor Equipment & Products - 0.88%
KLA Tencor Corp.                     1,400       76,944
LAM Research Corp.                   3,900      115,440
Novellus Systems, Inc.               1,300       71,695
                                           ------------
                                                264,079
Software - 2.44%
Cadence Design Systems, Inc.        16,700      345,690
Computer Association Int'l., Inc.   12,100      389,499
                                           ------------
                                                735,189
Specialty Retail - 3.23%
Autozone, Inc.                       9,900      310,266
Barnes & Noble, Inc.                 9,700      308,363
RadioShack Corp.                    11,600      355,308
                                           ------------
                                                973,937
Telecommunications - 0.94%
Telephone & Data Systems, Inc.       2,700      283,500
                                           ------------
Transportation - Road & Rail - 1.06%
GATX                                 8,000      318,800
                                           ------------
Utilities - Electrical & Gas - 8.91%
American Electric Power, Inc.        7,300      360,182
Calpine Corp.                        7,300      416,027
Dominion Res, Inc.                   4,700      321,903
DPL, Inc.                            7,900      244,821
Entergy Corp.                        5,700      230,850

                                                         Shares        Value
                                                         ------        -----

Utilities - Electrical & Gas - cont'd.
Exelon Corp.                                              5,925     $409,121
Reliant Energy, Inc.                                      6,800      336,940
Teco Energy, Inc.                                        11,400      364,686
                                                                ------------
                                                                   2,684,530
TOTAL COMMON STOCKS
 (Cost $26,247,546)                                              $28,762,320
                                                                ------------
                                                      Principal        Value
                                                      ---------        -----

Repurchase Agreement - 4.54%
Repurchase Agreement with State Street Bank & Trust
 Co, dated 4/30/01 at 4.52%, to be repurchased at
 $1,367,169 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $1,367,000)             $1,367,000   $1,367,000
                                                                ------------
TOTAL INVESTMENTS
 (Mid Cap Value Fund)
 (Cost $27,614,546)                                              $30,129,320
                                                                ------------

--------------------------------------------------------------------------------
Science & Technology Fund

------------------------------------------------------
                                   Shares        Value
                                   ------        -----

COMMON STOCKS - 97.56%
Communications Equipment - 24.74%
Brocade Communications Sys., Inc.  10,500     $398,895
Ciena Corp.*                       11,700      644,202
Cisco Systems, Inc.*               23,500      399,030
Corning, Inc.                      11,700      257,049
JDS Uniphase Corp.*                29,400      628,866
Juniper Networks, Inc.              8,300      489,949
Nokia Corp.                        18,800      642,772
Qualcomm, Inc.*                     9,400      539,184
Oni Systems Corp.                  11,700      420,381
Sonus Networks, Inc.                9,400      239,324
                                          ------------
                                             4,659,652
Computers & Peripherals - 3.07%
EMC Corp.*                         10,600      419,760
Network Appliance, Inc.             7,000      159,251
                                          ------------
                                               579,011
Electrical Equipment - 3.67%
Flextronics Int'l., Ltd.*          25,700      691,073
                                          ------------
Electronic Equipment & Instruments -
  4.62%
Sanmina Corp.*                      9,400      274,010
Sci Systems, Inc.*                  7,000      178,850
Solectron Corp.*                   16,400      417,380
                                          ------------
                                               870,240

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                               Shares        Value
                                               ------        -----

Internet Software & Services - 8.59%
Exodus Communications, Inc.*                   46,900     $450,240
Real Networks, Inc.*                            9,400       86,480
Verisign, Inc.*                                21,100    1,082,008
                                                      ------------
                                                         1,618,728
Machinery - .91%
Cognex Corp.*                                   5,800      171,158
                                                      ------------
Media - .94%
AOL Time Warner, Inc.                           3,500      176,750
                                                      ------------
Semiconductor Equipment & Products - 26.86%
Agere Systems, Inc.                            58,800      411,600
Altera Corp.*                                  23,500      594,315
Analog Devices, Inc.*                          16,400      775,884
Applied Materials, Inc.*                        4,700      256,620
ASM Lithography Holding NV*                     9,500      257,165
Applied Micro Circuits Corp.                   18,900      491,778
KLA Tencor Corp.*                               4,700      258,312
Maxim Integrated Products, Inc.*               14,100      720,510
Novellus Systems, Inc.*                         4,700      259,205
Texas Instruments, Inc.                         9,400      363,780
Xilinx, Inc.*                                  14,100      669,327
                                                      ------------
                                                         5,058,496
Software - 19.20%
Adobe Systems, Inc.                             5,800      260,536
Electronic Arts, Inc.*                         18,800    1,064,456
Informatica Corp.                               9,300      234,825
Internet Security Systems, Inc.                 4,700      234,483
Mercury Interactive Corp.                       2,900      191,835
Microsoft Corp.*                                4,700      318,425
Netiq*                                          4,000      117,440
Openwave Systems, Inc.                         11,700      404,937
Oracle Corp.*                                   9,400      151,904
Siebel Systems, Inc.*                           9,400      428,452
Veritas Software Corp.*                         3,500      208,635
                                                      ------------
                                                         3,615,928
Telecommunications - 4.96%
Colt Telecom Group*                            21,100      291,271
Millicom International Cellular                 2,600       70,720
Vodafone Group PLC                             18,900      572,292
                                                      ------------
                                                           934,283
TOTAL COMMON STOCKS
 (Cost $23,210,272)                                    $18,375,320
                                                      ------------
SHORT-TERM INVESTMENTS - 0.92%
T Rowe Price Reserve Invest. Fund            $174,547     $174,547
                                                      ------------

                                                         Principal        Value
                                                         ---------        -----
REPURCHASE AGREEMENTS - 1.52%
Repurchase Agreement with State Street Bank & Trust Co,
 dated 4/30/01 at 4.52%, to be repurchased at $286,035
 on 05/01/01, collateralized by U.S. Government
 Securities (Cost $286,000)                              $286,000      $286,000
                                                                   ------------
TOTAL INVESTMENTS (Science & Technology Fund)
 (Cost $23,670,819)                                                 $18,835,867
                                                                   ------------
-------------------------------------------------------------------------------
Small Cap Growth

-----------------------------------------------------------
                                        Shares        Value
                                        ------        -----

COMMON STOCKS - 95.19%
Aerospace & Defense - 1.64%
Aeroflex, Inc.*                         18,500     $275,835
Triumph Group Inc.                       6,500      273,650
                                               ------------
                                                    549,485
Airlines - 1.06%
Atlantic Coast Airlines Holdings         7,100      171,820
Skywest, Inc.                            7,000      185,500
                                               ------------
                                                    357,320
Biotechnology - 1.59%
Aclara Biosciences, Inc.*               10,275       53,430
Intermune, Inc.                          2,300       70,863
Lynx Therapeutics, Inc.*                 9,000       56,250
Medarex, Inc.*                          14,800      353,868
                                               ------------
                                                    534,411
Commercial Services & Supplies - 2.77%
DeVery, Inc.                            10,300      325,583
Getty Images, Inc.*                     10,600      266,908
Renaissance Learning, Inc.               9,200      335,892
                                               ------------
                                                    928,383
Communications Equipment - 6.20%
Audio Codes, Ltd.*                      11,800       99,592
Emulex Corp.                            10,800      387,828
Polycom, Inc.*                          17,650      410,010
Powerwave Technologies, Inc.*           14,800      268,916
Redback Networks, Inc.                  15,700      298,928
Tekelec, Inc.*                          19,700      614,640
                                               ------------
                                                  2,079,914
Computers & Peripherals - 1.02%
DSP Group, Inc.*                        15,800      342,544
                                               ------------
Construction & Engineering - 0.76%
Granite Constuction, Inc.                9,900      254,232
                                               ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Diversified Financial - 1.91%
Americredit Corp.*                    11,400     $528,504
Affiliated Managers Group, Inc.        2,000      112,440
                                             ------------
                                                  640,944
Diversified Telecommunication - 0.01%
CTC Communications Group, Inc.*          550        3,218
                                             ------------
Electrical Equipment - 0.70%
Plexus Corp.*                          7,704      236,667
                                             ------------
Electronic Equipment & Instruments - 2.41%
Anadigics, Inc.*                      12,800      227,200
Caliper Technologies Corp.*            3,000       69,000
Exar Corp.*                           11,650      339,015
MIPS Technologies, Inc.*               6,400      124,480
Lightpath Technologies, Inc.           3,400       47,770
                                             ------------
                                                  807,465
Energy Equipment & Services - 2.44%
National Oil Well, Inc.*               7,675      303,546
Pride International, Inc.             19,400      516,622
                                             ------------
                                                  820,168
Food Products - 0.76%
Hain Celestial Group, Inc.*           10,200      255,204
                                             ------------
Health Care Equipment & Supplies - 3.21%
Coherent, Inc.*                       10,000      395,000
Inhale Therapeutic Systems*            9,700      323,010
Henry Schein, Inc.                     8,600      330,412
Molecular Devices Corp.*               1,475       28,394
                                      ------ ------------
                                                1,076,816
Health Care Providers & Services - 21.53%
Advance PCS*                          13,600      783,360
Amerisource Health Corp.*             13,200      712,800
Caremark RX, Inc.*                    39,300      622,905
Community Health Services, Inc.*      25,775      735,619
Health Net, Inc.                      28,400      612,020
Lifepoint Hospitals, Inc.*            10,800      374,976
Manor Care, Inc.                      11,600      269,120
Mid Atlantic Medical Services, Inc.*  25,400      516,382
Oxford Health Plans, Inc.*            20,900      649,990
Province Healthcare Co.               20,100      514,962
Renal Care Group, Inc.*               16,100      460,138
Triad Hospitals, Inc.                 12,034      370,030
Universal Health Services, Inc.*       6,700      601,392
                                             ------------
                                                7,223,694
Hotels, Restaurants & Leisure  - 1.91%
American Classic Voyages Co.*         13,400      127,166
Applebees International, Inc.          3,800      159,220
CEC Entertainment, Inc.                  400       20,500
Mandalay Resort Group*                14,100      335,016
                                             ------------
                                                  641,902

                                    Shares        Value
                                    ------        -----

Insurance - 1.67%
Fidelity National Financial, Inc.*   3,800      $88,958
HCC Insurance Holdings, Inc.        14,500      408,900
Mutual Risk Management Ltd.*         9,700       62,662
                                           ------------
                                                560,520
Internet & Catalog Retail - 0.73%
Valuevision International, Inc.*    13,700      243,175
                                    ------ ------------
Internet Software & Services - 1.22%
Marimba, Inc.*                         700        2,128
Matrixone, Inc.                     16,900      406,276
                                           ------------
                                                408,404
I T Consulting & Services - 1.15%
Priority Healthcare Corp.           11,100      386,058
                                           ------------
Leisure Equipment & Products  - 0.54%
Championship Auto Racing Team*      11,100      182,595
                                           ------------
Machinery - 0.49%
APW Ltd.*                           19,400      162,960
                                           ------------
Media - 1.45%
Entercom Communications Corp.        5,000      228,100
Scholastic Corp.                     6,200      258,788
                                           ------------
                                                486,888
Oil & Gas - 5.03%
Cross Timbers Oil Co.                9,000      244,350
Newfield Exploration Co.             6,600      237,600
Pogo Producing Co.                   7,200      213,192
Precision Drilling Corp. *           7,400      312,946
Spinnaker Exploration Co.*           4,775      217,263
Stone Energy Corp.*                  9,300      462,210
                                           ------------
                                              1,687,561
Pharmaceuticals - 7.29%
Alkermes, Inc.*                     30,000      919,200
Cell Therapeutics, Inc.*             9,900      247,005
Cubist Pharmaceuticals, Inc.         5,800      180,496
KV Pharmaceutical Co.*               8,000      173,920
Medicis Pharmaceutical Corp.*       10,600      526,820
Praecis Pharmaceuticals, Inc.*      18,100      397,114
                                           ------------
                                              2,444,555
Retail - 6.85%
Abercrombie & Fitch Co.              8,700      289,710
Barnes & Noble, Inc.                18,600      591,294
Footstar, Inc.                       7,700      281,050
Linens N Things, Inc.                6,300      170,163
Pacific Sunwear of California       10,800      300,888
Ross Stores, Inc.                    7,700      169,246
Nautica Enterprises, Inc.           14,200      260,854
Tommy Hilfiger Corp.                19,600      236,376
                                           ------------
                                              2,299,581
Semiconductor Equipment & Products - 7.23%
Alpha Industries, Inc.*             13,100      321,867
Brooks Automation, Inc.              3,600      225,396
Cymer, Inc.*                        11,100      364,635
Photronics, Inc.*                   14,600      419,166

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                               Shares        Value
                                               ------        -----
Semiconductor Equipment & Products - cont'd.
PRI Automation, Inc.*                          21,025     $401,788
Triquint Semiconductor, Inc.                   10,600      307,718
Varian Semiconductor Equipment, Inc.*           8,500      387,175
                                                      ------------
                                                         2,427,745
Software - 11.62%
Agile Software Corp.                           16,600      316,562
Avant Corp.*                                   16,600      323,534
Backweb Technologies, Ltd.*                    13,600       24,208
Documentum, Inc.*                              20,800      311,376
Internet Security Systems                       1,900       94,791
Manhattan Associates, Inc.                      8,200      272,650
Manugistics Group, Inc.*                       21,100      715,712
National Instruments Corp.*                     6,650      232,750
Networks Associates, Inc.                      17,900      197,437
QRS Corp.*                                        800        7,080
Radiant Systems, Inc.*                         20,700      347,760
RSA Sec, Inc.*                                 10,100      323,200
Seachange International. Inc.*                 11,300      185,320
T HQ, Inc.*                                    14,400      548,496
                                                      ------------
                                                         3,900,876
TOTAL COMMON STOCKS (Cost $32,965,725)                 $31,943,283
                                                      ------------
                                            Principal        Value
                                            ---------        -----
SHORT-TERM INVESTMENTS - 4.81%
SSGA Money Market Fund                     $1,615,000   $1,615,000
                                                      ------------
TOTAL INVESTMENTS (Small Cap Growth Fund)
 (Cost $34,580,725)                                    $33,558,283
                                                      ------------
------------------------------------------------------------------
Small Cap Index Fund
------------------------------------------------------------------
                                               Shares        Value
                                               ------        -----
COMMON STOCKS - 89.04%
Aerospace & Defense - 0.96%
Aar Corp.                                         240       $2,695
Aeroflex, Inc.*                                   500        7,455
Alliant Techsystems, Inc.*                        120       11,304
Curtiss Wright Corp.                               40        1,816
Gencorp, Inc.*                                    290        3,486
Heico Corp.                                        73        1,310
Hexcel Corp.*                                     160        1,485
Kaman Corp.                                       186        3,097
Moog, Inc.                                         60        2,046
Newport News Shipbuilding, Inc.                   290       18,749
Orbital Sciences Corp.*                           330        1,419
Precision Castparts Corp.                         430       16,065
Remec, Inc.*                                      331        3,628
Sequa Corp.*                                       50        2,330
Triumph Group, Inc.                               100        4,210
                                                      ------------
                                                            81,095

                                      Shares        Value
                                      ------        -----

Air Freight & Couriers - 0.23%
Airborne Freight Company                 420       $3,847
Atlas Air, Inc.*                         141        3,581
EGL, Inc.*                               250        5,928
Forward Air Corp.*                       120        4,164
Fritz Companies, Inc.*                   189        2,136
                                             ------------
                                                   19,656
Airlines - 0.50%
Airtran Holdings, Inc.*                  500        4,650
Alaska Air Group, Inc.*                  220        6,193
America West Holdings Corp.*             283        2,889
Atlantic Coast Airlines Holdings*        300        7,260
Frontier Airlines, Inc.*                 240        3,607
Mesa Air Group, Inc.*                    280        3,080
Mesaba Holdings, Inc.*                   110        1,223
Midwest Express Holdings, Inc.*          120        1,859
Skywest, Inc.                            428       11,342
                                             ------------
                                                   42,103
Auto Components - 1.24%
American Axle & Mfg. Holdings, Inc.*      80        1,048
Arvinmeritor, Inc.                       586        9,019
Bandag, Inc.                             100        2,997
Borg Warner Automotive, Inc.             214        9,529
Collins & Aikman Corp.*                  540        2,592
Cooper Tire & Rubber Co.                 551        6,634
Dura Automotive Systems, Inc.*           110        1,430
Exide Corp.                              200        1,920
Federal Mogul Corp.                      614        1,811
Federal Signal Corp.                     390        8,919
Hayes Lemmerz Int'l., Inc.*              145        1,117
IMPCO Technologies, Inc.*                 43        1,028
Lear Corp.*                              561       20,193
Midas, Inc.                              130        1,937
Modine Manufacturing Co.                 194        5,409
Sauer Danfoss, Inc.                      170        1,573
Snap-On, Inc.                            507       14,703
Stoneridge, Inc.*                        110          897
Superior Industries Int'l., Inc.         167        6,722
Tenneco Automotive, Inc.                 308          924
Tower Automotive, Inc.*                  340        3,604
                                             ------------
                                                  104,006
Automobiles - 0.09%
Coachmen Industries, Inc.                120        1,202
Marine Products Corp.                     72          299
Monaco Coach Corp.*                      135        2,612
Thor Industries, Inc.                     65        1,515
Winnebago Industries, Inc.               110        2,008
                                             ------------
                                                    7,636
Banks - 7.65%
1st Source Corp.                         105        2,037
Alabama National Bancorp.                 70        1,999
Amcore Financial, Inc.                   230        4,600
American Financial Holdings, Inc.        235        4,840

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Banks - cont'd.
Anchor Bancorp of Wisconsin, Inc.       200       $3,092
Andover Bancorp, Inc.                    62        2,201
Area Bancshares Corp.                   120        1,799
Astoria Financial Corp.                 388       22,444
BOK Financial Corp.*                     90        2,156
BSB Bancorp, Inc.                        80        1,627
Bancfirst Corp.                          40        1,580
Bancorpsouth, Inc.                      735       10,871
Bank Granite Corp.                      100        1,999
Bankatlantic Bancorp, Inc.              200        1,362
Bay View Capital Corp.                  248        1,285
Brookline Bancorp, Inc.                 110        1,425
CPB, Inc.                                70        1,917
CVB Financial Corp.                     170        2,669
Capital City Bank Group, Inc.            40          798
Capitol Federal Financial               280        4,424
Cathay Bancorp, Inc.                     80        4,576
Century South Bank, Inc.                100        3,247
Chemical Financial Corp.                121        2,960
Chittenden Corp.                        227        6,810
Citizens Banking Corp.                  411       10,314
City Bank of Lynwood, WA                 80        1,732
Colonial Bancgroup, Inc.                858       10,682
Commerce Bancorp, Inc.                  270       18,630
Commercial Federal Corp.                476       10,424
Community First Bankshares, Inc.        363        7,627
Corus Bankshares, Inc.                   80        4,100
Cullen Frost Bankers, Inc.              451       14,432
Dime Community Bancorp, Inc.            100        2,940
Doral Financial Corp.                   290        9,396
Downey Financial Corp.                  181        7,790
East West Bancorp, Inc.                 200        4,152
F & M Bancorp                            95        2,442
F & M National Corp.                    213        8,041
F N B Corp. PA                          190        4,921
Farmers Capital Bank Corp.               50        1,624
First Bancorp PR                        180        4,626
First Busey Corp.                        80        1,666
First Charter Corp.                     276        4,416
First Citizens Bancshares, Inc.          55        5,187
First Comwlth Financial Corp. PA        510        6,110
First Federal Capital Corp.             130        2,014
First Financial Bancorp                 316        4,858
First Financial Bankshares, Inc.         90        3,432
First Financial Corp. IN                 60        2,250
First Financial Holdings, Inc.          120        2,418
First Indiana Corp.                      80        1,976
First Merchants Corp.                   100        2,250
First Midwest Bancorp, Inc.             360       10,184
First Niagara Financial Group, Inc.     100        1,220
First Sentinel Bancorp, Inc.            290        3,187
Firstfed Financial Corp. DE*            148        4,440
Frontier Financial Corp. WA             140        3,196

                                     Shares        Value
                                     ------        -----

Banks - cont'd.
Fulton Financial Corp. PA               657      $13,238
GBC Bancorp CA                           95        2,361
Gold Banc Corp., Inc.                   251        1,762
Greater Bay Bancorp                     350        9,559
Hancock Holding Co.                      80        3,080
Harbor Florida Bancshares, Inc.         190        3,031
Harleysville National Corp. PA           75        2,865
Hudson United Bancorp                   461       10,953
Independence Community Bank             540        9,990
Independent Bank Corp. MA               110        1,738
Integra Bank Corp.                      150        3,504
International Bancshares Corp.          136        5,195
Investors Financial Services Corp.      260       18,600
Irwin Financial Corp.                    90        1,800
MAF Bancorp Inc.                        200        5,390
Mid State Bancshares                    200        2,960
Mid American Bancorp                     73        1,770
Mississippi Valley Bankshares, Inc.      60        2,106
NBT Bancorp, Inc.                       210        3,226
National Penn Bancshares, Inc.          170        3,774
Netbank, Inc.*                          210        2,285
New York Community Bancorp, Inc.        312       10,530
Northwest Bancorp, Inc. PA              130        1,191
Oceanfirst Financial Corp.              100        2,240
Ocwen Financial Corp.*                  310        2,988
Omega Financial Corp.                    70        2,092
Oriental Financial Group, Inc.          100        1,490
PFF Bancorp, Inc.                       110        2,382
Pacific Capital Bancorp                 230        6,300
Pacific Northwest Bancorp*              120        2,143
Park National Corp.                      80        6,560
Peoples Bank Bridgeport CT              240        5,410
Promistar Financial Corp.               145        2,600
Provident Bankshares Corp.              242        5,405
Provident Financial Group, Inc.         187        5,576
R & G Financial Corp.                    90        1,753
Republic Bancorp, Inc.                  432        5,724
Richmond County Financial Corp.         230        7,760
Riggs National Corp.                    163        2,584
Roslyn Bancorp, Inc.                    538       13,719
S & T Bancorp, Inc.                     240        5,400
Sandy Spring Bancorp, Inc.               80        2,458
Santander Bancorp                        70        1,330
Seacoast Financial Services Corp.       220        2,926
Silicon Valley Bancshares*              372        9,322
Sky Financial Group, Inc.               731       13,706
South Financial Group, Inc.             377        6,258
Southwest Bancorporation*               250        8,375
Staten Island Bancorp, Inc.             320        8,797
Sterling Bancshares, Inc.               230        4,147
Susquehanna Bancshares, Inc.            340        6,151
Texas Regional Bancshares, Inc.         140        5,040
The Trust Company Of NJ                 145        2,594

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Banks - cont'd.
Trustco Bank Corp NY                 540       $6,615
Trustmark Corp.                      502       10,492
UCBH Holdings, Inc.                  160        4,419
UMB Financial Corp.                  140        5,173
U S B Holding, Inc.                   85        1,190
United Bankshares, Inc.              300        6,900
United Community Financial           290        1,914
United National Bancorp NJ           130        2,570
W Holding Co., Inc.                  240        2,914
Washington Federal, Inc.             500       12,755
Webster Financial Corp.              430       13,700
Wesbanco, Inc.                       159        3,349
Westamerica Bancorporation           320       11,712
Westcorp, Inc.                        90        1,686
Whitney Holding Corp.                195        7,781
                                         ------------
                                              642,703
Beverages - 0.17%
Coca Cola Bottling Co.                10          397
Constellation Brands, Inc.*          130        8,483
Mondavi, Robert Corp.*                70        3,021
Triarc Cos., Inc.*                   110        2,816
                                         ------------
                                               14,717
Biotechnology - 2.19%
Aclara Biosciences, Inc.*             91          473
Advanced Tissue Sciences, Inc.*      562        2,242
Albany Molecular Research, Inc.*     160        5,045
Alexion Pharmaceuticals, Inc.*       129        3,010
Alliance Pharmaceutical Corp.*       425        2,040
Aurora Bioscience Corp.              183        4,246
Avant Immunotherapeutics, Inc.*      433        2,148
Avigen, Inc.*                        140        2,565
Aviron*                              205       10,088
Bio-Technology General Corp.*        480        3,821
Biocryst Pharmaceuticals, Inc.*      113          568
Biomarin Pharmaceutical, Inc.*       156        1,693
Biopure Corp.*                       120        3,204
CV Therapeutics, Inc.*               142        6,718
Cell Genesys, Inc.*                  299        4,730
Cerus Corp.*                          83        4,611
Collateral Therapeutics*              69          570
Connetics Corp.*                     254        1,321
Corixa Corp.*                        348        5,063
Curagen Corp.*                       244        8,028
Digene Corp.*                         92        1,927
Entremed, Inc.*                      140        2,751
Enzo Biochem, Inc.*                  211        4,684
Exelixis, Inc.*                       80        1,096
Gene Logic, Inc.*                    231        4,181
Genomic Solutions                     10           40
Genome Therapeutics Corp.*           198        1,467
Genta, Inc.*                         167        1,453
Genzyme Transgenics Corp.*           168        1,057

                                  Shares        Value
                                  ------        -----

Biotechnology - cont'd.
Geron Corp.*                         186       $2,574
Hyseq, Inc.*                          85          978
Idexx Laboratories, Inc.*            290        7,862
Ilex Oncology, Inc.*                 212        3,922
Immune Response Corp.*               226          701
Immunomedics, Inc.*                  283        3,871
Invitrogen Corp.*                    307       21,647
Lexicon Genetics, Inc.*               85          765
Luminex Corp.*                        39          547
Lynx Therapeutics, Inc.               88          550
Maxygen, Inc.                         65          958
Myriad Genetics, Inc.                170        9,003
Neorx Corp.*                         191        1,295
Neose Technologies, Inc.*             97        2,645
Neurogen Corp.*                      120        2,638
Neurocrine Biosciences, Inc.*        201        5,095
Nexell Therapeutics, Inc.             67          131
Orchid Biosciences, Inc.*             57          260
Organogenesis, Inc.*                 300        2,745
Paradigm Genetics, Inc.*              46          306
Peregrine Pharmaceuticals, Inc.*     739          998
Pharmacopeia, Inc.*                  178        3,471
Photogen Technologies, Inc.*          84          112
Regeneron Pharmaceuticals, Inc.*     161        4,993
Ribozyme Pharmaceuticals, Inc.*       77          651
Sangstat Medical Corp.*              150        1,668
Sequenom, Inc.                        43          559
Targeted Genetics Corp.*             229        1,019
Texas Biotechnology Corp.*           362        2,570
Transkaryotic Therapies, Inc.*       170        3,201
Valentis, Inc.*                      254        1,351
Vaxgen, Inc.*                         68        1,480
Vical, Inc.*                         176        2,552
                                         ------------
                                              183,958
Building Products - 0.55%
Armstrong Holdings, Inc.             331        1,125
Dal-Tile International, Inc.*        480        7,152
Elcor Chemical Corp.                 170        2,678
Griffon Corp.                        230        2,139
Insituform Technologies, Inc.*       169        5,829
Lennox International, Inc.           349        3,724
NCI Building Systems, Inc.*          159        1,910
Nortek, Inc.*                         80        2,242
Owens Corning                        439          961
Simpson Manufacturing, Inc.*          70        3,399
Trex Company, Inc.*                   47        1,328
Universal Forest Products, Inc.       90        1,476
Watsco, Inc.                         171        2,213
York International Corp.             328        9,909
                                         ------------
                                               46,085

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

Chemicals - 2.18%
Airgas, Inc.*                               440       $3,938
Albemarle Corp.                             210        4,906
Arch Chemicals, Inc.                        161        3,140
Cambrex Corp.                               220       10,234
Chemfirst, Inc.                             127        3,264
Crompton Corp.                              979        9,917
Cytec Industries, Inc.*                     350       11,449
Ethyl Corp.                                 546          786
Ferro Corp.                                 300        6,261
Fuller, H B Co.                             120        4,961
Georgia Gulf Corp.                          270        4,960
Grace, W R & Co.                            530          869
Great Lakes Chemical Corp.                  385       12,101
International Specialty Products*           120        1,074
Lubrizol Corp.                              450       13,181
MacDermid, Inc.                             160        2,765
Millennium Chemicals, Inc.                  560        9,408
Minerals Technologies, Inc.                 180        6,903
NL Industries, Inc.                         180        2,700
OM Group, Inc.                              210       11,487
Olin Corp.                                  310        5,875
Omnova Solutions, Inc.                      300        1,944
Polyone Corp.                               820        6,929
R.P.M., Inc.                                892        8,510
Schulman, A, Inc.                           250        2,918
Scotts Co.*                                 130        5,434
Solutia, Inc.                               901       11,443
Spartech Corp.                              130        2,339
Stepan Chemical Co.                          47        1,092
Valspar Corp.                               324       10,012
WD-40 Co.                                   110        1,982
                                                ------------
                                                     182,782
Commercial Services & Supplies - 3.49%
ABM Industries, Inc.                        145        4,483
Administaff, Inc.*                          160        3,858
Armor Holdings, Inc.*                       152        2,531
Banta Corp.                                 210        5,481
Bowne & Co., Inc.                           288        2,880
Bright Horizons Family Solutions, Inc.*     100        2,485
CCC Information Services Group, Inc.*       191        1,805
C D I Corp.*                                100        1,475
C P I Corp.                                  60        1,128
Career Education Corp.*                     164        8,257
Casella Waste Systems, Inc.*                160        1,456
Central Parking Corp.                       110        1,959
Centurybusiness Services, Inc.*             650        1,560
Cheap Tickets, Inc.*                         79          830
Chemed Corp.                                 80        2,744
Coinstar, Inc.*                             180        3,312
Compucredit Corp.*                          110        1,200
Compx International, Inc.                    40          456
Corinthian Colleges, Inc.                    80        3,280

                                           Shares        Value
                                           ------        -----

Commercial Services & Supplies - cont'd.
Corporate Executive Board Co.*                170       $5,651
Costar Group, Inc.*                           107        2,488
Covanta Energy Corp.                          430        7,955
Cypress Communications, Inc.*                  93           53
Diamondcluster Int'l., Inc.                   184        3,413
Digitalthink, Inc.*                            34          291
e.MedSoft.com*                                352          285
Edison Schools, Inc.*                         132        2,545
Education Management Corp.*                   183        5,719
Encompass Servics Corp.*                      551        2,832
F Y I, Inc.*                                  120        4,170
Factset Research Systems, Inc.                175        6,213
First Consulting Group*                       161        1,290
Futurelink Corp.*                             346          111
G & K Services                                180        3,447
Global Pmts., Inc.                            235        4,970
Hall Kinion & Assoc., Inc.*                    82          668
Harland, John H Co.                           250        5,430
Heidrick & Struggles International, Inc.*     166        4,192
HON Industries, Inc.                          467       11,656
Hypercom Corp.*                               110          435
ITT Educational Services, Inc.*               120        4,272
Insurance Auto Auctions, Inc.*                 73        1,051
Ionics, Inc.*                                 144        3,470
Kelly Services, Inc.                          145        3,423
kforce.com, Inc.*                             320        1,667
Kimball International, Inc.*                  270        3,996
Korn / Ferry International*                   323        5,814
Labor Ready, Inc.*                            290        1,059
Learning Tree International, Inc.*             90        1,900
Mail Well Holdings, Inc.*                     410        1,976
Management Network Group, Inc.*                49          243
McGrath Rentcorp                               70        1,723
Medquist, Inc.*                               132        3,560
Memberworks, Inc.*                             90        2,218
Meta Group, Inc.*                              77          173
Mobile Mini, Inc.                              84        2,486
Modis Professional Services, Inc.*            790        4,108
NCH Corp.                                      20        1,120
NCO Group, Inc.*                              167        4,509
National Data Corp.*                          284        8,137
National Processing, Inc.                      50        1,168
Navigant Consulting Co.*                      310        1,907
New Century Equity Holdings                   320          410
New England Business Svc, Inc .               110        2,035
Nextcard, Inc.*                               280        3,032
On Assignment, Inc.*                          200        3,422
Pegasus Systems, Inc.*                        220        2,178
Per Se Technologies Inc.*                     266        1,580
Pittston Brinks Group                         456        9,713
Pre Paid Legal Svcs, Inc.*                    164        3,608
Probusiness Services, Inc.*                   130        2,932

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Commercial Services & Supplies - cont'd.
Professional Detailing, Inc.*            34       $2,489
Profit Recovery Group Int'l., Inc.*     350        2,240
Prosofttraining.com*                    175          536
Protection One, Inc.                    170          325
Renaissance Learning, Inc.               80        2,921
Rollins, Inc.                           150        2,799
Sitel Corp.*                            400        1,004
Sodexho Marriott Services, Inc.         283        8,312
Sothebys Holdings, Inc.                 357        6,462
Source Information Mgmt. Co.*           100          398
Spherion Corp.*                         500        4,085
Standard Register Co.                   110        1,771
Stockwalk Group, Inc.                    70          147
Strayer Education, Inc.                  68        2,836
Surmodics, Inc.*                        112        6,192
Sylvan Learning Systems, Inc.*          245        4,954
Tanning Technology Corp.*               113          521
Tetra Tech, Inc.*                       312        7,619
United Stationers, Inc.*                280        7,972
Vasco Data Sec. Int'l., Inc.            110          636
Volt Information Sciences, Inc.*         70        1,197
Wackenhut Corp.*                         80        1,317
Wallace Computer Service, Inc.          330        5,907
Waste Connections, Inc.*                181        5,149
Zomax Optical Media, Inc. *             250        1,473
                                            ------------
                                                 293,146
Communications Equipment - 1.00%
Adaptive Broadband Corp.*               330          314
Airnet Commumication Corp. *             49          172
Allen Telecom, Inc.*                    240        3,151
Anaren Microwave, Inc.                  192        3,264
Anixter International, Inc.*            197        5,191
Arguss Holdings, Inc.*                  110          628
Audiovox Corp.*                         140        1,169
Aware, Inc.*                            147        1,179
Bel Fuse, Inc.                           73        1,843
Brooktrout, Inc.*                       110          774
C-Cor.net Corporation*                  240        1,728
Cable Design Technologies Corp.*        380        5,647
Carrier Access Corp.*                    80          566
Celeritek, Inc.*                        101        1,307
Computer Network Technology*            250        2,525
Davox Corp.*                             89          923
Gadzoox Networks, Inc.                   85          196
Glenayre Technologies, Inc.*            570        1,151
Inter-Tel, Inc.                         185        1,830
Interdigital Communications Corp.*      473        5,766
International Fibercom, Inc.*           250          965
Intrusion CM, Inc.                      137          617
LCC International, Inc.*                 90          520
Lightbridge, Inc.                       238        3,182
MRV Communications, Inc.*               550        4,175
MCK Communications, Inc.*                82          207

                                        Shares       Value
                                        ------       -----

Communications Equipment - cont'd.
Metawave Communications Corp.*              61        $226
NX Networks, Inc.                          369         454
Neon Communications, Inc.*                  54         412
Netopia, Inc.                              130         432
Netro Corp.*                               304       1,395
Network Equipment Technologies, Inc. *     188         788
Network Peripherals, Inc.*                 120         888
P-Com, Inc.*                               700         749
Paradyne Networks, Inc.                    153         323
Plantronics, Inc.*                         430       8,411
Proxim, Inc.*                              230       3,199
Somera Communications, Inc.                254       1,565
Sonicwall, Inc.*                           210       3,694
Sorrento Networks Corp.                     97         698
Spectralink Corp.*                         107       1,085
Stratos Lightwave, Inc.                    469       3,743
Superior Telecom, Inc.                      80         224
Symmetricom, Inc.*                         207       3,008
Telaxis Communications Corp.*               36          37
Teraforce Technology Corp.                 661         264
Tut Systems, Inc.*                         143         358
US Wireleless Corp.*                       114         279
Vyyo, Inc.*                                 67         108
Viasat, Inc.*                              144       2,524
Westell Technologies*                      250         358
                                               -----------
                                                    84,210
Computers & Peripherals - 1.25%
Advanced Digital Information*              455       8,973
Avid Technology, Inc.*                     204       3,539
Choice One Communications, Inc.             78         644
Concurrent Computer Corp.*                 475       2,541
Crossroads Systems, Inc.*                   85         524
Dot Hill Systems Corp.*                    100         245
e.Machines, Inc.*                          172          38
Extended Systems, Inc.                      63         656
Hutchinson Technology, Inc.*               220       3,408
Immersion Corp.*                           131         803
Infocus Corp.*                             336       6,555
Intergraph Corp.*                          380       4,993
Iomega Corp.*                            2,360       8,000
MTI Technology Corp.*                      280         624
Maxtor Corp.*                            1,589      12,680
Media 100, Inc.*                            96         221
Mercury Computer Systems, Inc.             185       9,394
Micron Electronics, Inc.*                  306         584
MIPS Technologies, Inc.                    340       6,613
Presstek, Inc.                             240       2,892
Procom Technology, Inc.*                    43         409
Radisys Corp.                              130       2,743
Rainbow Technologies, Inc.*                190       1,028
SCM Microsystems, Inc.*                    120       1,284
Silicon Graphics, Inc. *                 1,666       4,365
Storage Technology Corp.*                  836      10,692

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares       Value
                                    ------       -----

Computers & Peripherals - cont'd.
3dfx Interactive, Inc.*                280         $81
Wave Systems Corp. *                   410       1,825
Western Digital Corp.*               1,514       8,054
Xybernaut Corp.*                       287         703
                                           -----------
                                               105,113
Construction & Engineering - 0.40%
Comfort Systems USA, Inc.              250         450
Coorstek, Inc.                          35       1,287
Emcor Group, Inc.*                      80       2,836
Foster Wheeler Corp.                   330       4,967
Granite Construction, Inc.             257       6,587
Intergrated Electrical Svcs.*          290       1,595
Jacobs Engineering Group, Inc.*        202      13,316
URS Corp.*                             120       2,580
Washington Group Int'l., Inc.*         286         315
                                           -----------
                                     1,850      33,933
Construction Materials - 0.18%
Amcol Int'l. Corp.                     250       1,203
Centex Construction Products, Inc.      60       1,714
Florida Rock Industries, Inc.          160       6,237
Texas Industries, Inc.                 186       5,710
U S Aggregates, Inc.                    45          57
                                           -----------
                                                14,921
Containers & Packaging - 0.71%
Ball Corp.                             244      11,224
Caraustar Industries, Inc.             230       1,840
Chesapeake Corp.                       130       3,154
Earthshell Corp.*                      263       1,118
Gaylord Container Corp.*               480         470
Greif Bros. Corp.                      120       3,470
Ivex Packaging Corp.*                  175       2,736
Liqui Box Corp.                         30       1,327
Longview Fibre Co.                     453       5,753
Myers Industries, Inc.                 142       2,123
Packaging Corp. of America*            410       5,793
Pactiv Corp.*                        1,381      19,303
Rock Tenn Co.                          100       1,180
                                           -----------
                                                59,491
Distributors - 0.04%
Brightpoint, Inc.*                     450       1,778
CCS Industries, Inc.                    50       1,221
United Auto Group, Inc.                 48         731
                                           -----------
                                                 3,730
Diversified Financials - 2.56%
Acacia Research Corp.*                 143       1,624
Advanta Corp.                          190       2,727
Affiliated Managers Group, Inc.*       196      11,019
Allied Capital Corp.                   740      17,220
American Capital Strategies, Ltd.      205       5,433
Americredit Corp.*                     680      31,525
AMPAL American Israel Corp.*           170         942
Blackrock, Inc.*                       153       5,171

                                         Shares       Value
                                         ------       -----

Diversified Financials - cont'd.
Cash America Int'l., Inc.                   220      $1,760
Charter Municipal Mortgage Accpt. Co.       183       2,800
Credit Acceptance Corp.*                    140         969
Credit Suisse First Boston USA              174         795
E-Loan, Inc.*                               100         135
Eaton Vance Corp.                           510      16,473
E-Plus, Inc.                                 40         364
Espeed, Inc.*                                82       2,198
Financial Federal Corp.*                     90       2,223
Finova Group, Inc.                          530       1,065
Friedman, Billings, Ramsey Group, Inc.*     209       1,202
Gabelli Asset Mgmt., Inc.*                   50       1,975
Globalnet Financial.com, Inc.*              196         133
Indymac Bancorp, Inc.                       590      13,511
The Intercept Group, Inc.*                   71       2,009
Investment Technology Group*                246      11,993
Jeffries Group, Inc.                        217       6,977
John Nuveen Co.                              60       3,272
Labranche & Co., Inc.*                      323      11,628
Liberty Financial Cos., Inc.                120       4,993
Medallion Financial Corp.                   100       1,245
Metris Companies, Inc.                      541      16,230
On2.COM, Inc.*                              189         113
Raymond James Financial, Inc.               350      10,623
Southwest Securities Group                  141       3,123
Student Loan Corp.                           40       2,920
Triad Guaranty, Inc.*                       120       4,249
Tucker Anthony Sutro Corp.                  150       3,117
UICI                                        330       2,983
Value Line, Inc.                             20         800
WFS Financial, Inc.*                         77       1,579
Walter Industries, Inc.                     280       3,167
Wit Soundview Group, Inc.*                  884       2,634
                                                -----------
                                                    214,917
Diversified Telecommunication - 0.55%
ATSI Communications, Inc.                   510         311
Adelphia Business Solutions*                243       1,033
Alaska Communications Sys., Inc.*            94         531
Allied Riser Communications Corp.           467         327
Arch Wireless, Inc.*                      1,160         360
CTC Communications Group, Inc.*             140         819
CT Communications, Inc.                     140       1,987
Centillium Communications, Inc.              30         834
Commonwealth Telephone Entrps, Inc.*         90       3,046
Deltathree.com, Inc.*                        85          89
E-Spire Communications, Inc.*               480          61
Electric Lightware, Inc.*                    80         220
Fibernet Telecom. Group, Inc.*               83         206
General Communication, Inc.*                370       3,500
Goamerica, Inc.*                             99         334
Golden Telecommunications, Inc.*             78         718
Hickory Tech Corp.                          120       1,854
IDT Corp.*                                  204       4,417

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----

Diversified Telecommunication - cont'd.
ITC Deltacom, Inc.*                        450      $2,403
ITCX Corp.*                                 61         221
Ibasis, Inc.*                               99         293
Illuminet Holdings, Inc.*                  191       5,724
Impsat Corp.                               104         302
Intermedia Communications, Inc.*           450       7,299
Mpower Communications Corp.*               434         955
Net2phone, Inc.*                           102         791
Network Access Solutions Corp.*            145         107
Network Plus Corp.*                         94         300
Net2000 Communication, Inc.*               100         203
North Pittsburgh Systems, Inc.             127       1,511
Ntelos, Inc.                               110       2,213
Pac-West Telecomm, Inc.*                   154         445
Primus Telecomm Group, Inc.*               233         426
Rhythms Netconnections, Inc.*              537         140
Talk.com, Inc.*                            610       1,257
Teligent, Inc.*                            156         108
Us LEC Corp.*                               80         424
Verado Holdings, Inc.                       56          21
Viatel, Inc.*                              436          92
World Access, Inc.                         638          38
Z Tel Technologies, Inc.*                   52         227
                                               -----------
                                                    46,145
Electric Utilities - 2.04%
Allete*                                    643      15,670
Black Hills Corp.                          198      10,171
CH Energy Group, Inc.                      149       6,563
Cleco Corp.                                195       8,775
Conectiv, Inc.                             774      17,260
El Paso Electric Co.*                      470       6,627
Empire District Electric Co.               152       2,883
Hawaiian Electric Industries, Inc.         288      10,708
Idacorp, Inc.                              330      12,705
Kansas City Power & Light Co.              543      14,172
Madison Gas & Electric Co.                 140       3,233
OGE Energy Corp.                           681      15,016
Otter Tail Power Co.                       210       5,670
Public Service Co. New Mexico              300      10,839
RGS Energy Group, Inc.                     304      11,309
UIL Holding Corp.                          130       6,364
Unisource Energy Corp.                     270       6,267
WPS Resources Corp.                        230       7,592
                                               -----------
                                                   171,824
Electrical Equipment - 1.80%
Advanced Energy Industries, Inc.           110       3,818
Advanced Lighting Technologies, Inc. *     129         735
American Superconductor Corp.              176       2,746
American Technical Ceramics*                33         371
Ametek Aerospace Products, Inc.            277       7,648
Artesyn Technologies, Inc.*                285       4,321
Asyst Technologies, Inc.*                  283       5,250
Baldor Electric Co.                        208       4,339

                                      Shares       Value
                                      ------       -----

Electrical Equipment - cont'd.
Belden, Inc.                             210      $4,958
Benchmark Electronics, Inc.*             170       4,335
Brady Corp.                              154       5,051
C&D Technologies                         231       8,196
CTS Corp.                                240       5,760
Electro Scientific Industries, Inc.*     240       8,599
Excel Technology, Inc.*                   79       1,694
General Cable Corp.                      260       3,097
Genlyte Group, Inc.*                     100       2,785
Littelfuse, Inc.*                        176       4,717
MKS Instruments Inc.*                    119       3,000
Magnetek, Inc.*                          160       1,528
National Service Industries, Inc.        355       8,556
Optical Cable Corp.                       30         410
Paxar Corp.*                             320       3,770
Penn Engineering & Mfg Corp.              53       2,008
Plexus Corp.*                            358      10,998
Power Integrations*                      237       4,422
Rayovac Corp.*                           240       4,992
SLI Inc.                                 160       1,128
Satcon Technology Corp.*                  68         756
Sensormatic Electronics Corp.*           620       8,990
Smith A O Corp.                          186       3,556
Technitrol, Inc.                         210       6,317
Tecumseh Products Co.                    136       6,705
Vicor Corp.*                             170       4,168
Wesco Int'l., Inc.*                      170       1,268
                                             -----------
                                                 150,990
Electronic Equipment & Instruments - 2.24%
ACT Manufacturing, Inc.*                 101       1,707
Anadigics, Inc.*                         257       4,562
Analogic Corp.                            60       2,879
California Amplifier, Inc.*              122         614
Caliper Technologies Corp.*               40         920
Checkpoint Systems, Inc.*                250       2,338
Cohu, Inc.                               180       3,258
Cubic Corp.                               50       1,525
Cyberoptics Corp.*                        64         641
DDI Corporation*                         108       2,654
DSP Group, Inc.                          240       5,203
Electro Rent                             130       1,983
Emagin Corp.*                            220         858
Energy Conversion Devices, Inc.          141       3,830
Exar Corp.*                              340       9,894
Fisher Scientific Int'l., Inc.*          350      10,395
Franklin Elec., Inc.                      35       2,513
Fuelcell Energy, Inc.*                    92       6,339
Genrad, Inc.                             240       1,740
Harman Int'l. Industries, Inc.           258       8,192
HI / FN, Inc.*                            72       1,194
Identix, Inc.*                           232       1,821
Interlink Electronics                     79         529
Interlogix, Inc.*                        166       3,818

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares       Value
                                     ------       -----

Electronic Equipment & Instruments - cont'd.
JNI Corp.                                55        $564
Keithley Instruments, Inc.               79       2,097
Kent Electronics Corp.*                 250       5,400
Lightpath Technologies, Inc.*           138       1,939
Mattson Technology, Inc.*               144       2,530
Mechanical Technology, Inc.*            207       1,352
Methode Electronics, Inc.               310       1,773
Mettler Toledo Int'l., Inc.*            339      15,001
Nanometrics, Inc.*                       39       1,141
Park Electrochemical Corp.              120       2,820
Pioneer Standard Electronics, Inc.      280       3,360
Research Frontiers, Inc.*                87       2,058
Robotic Vision Systems, Inc.*           308         899
Rogers Corp.                            128       3,648
Rudolph Technologies, Inc.*              44       2,116
SBS Technologies, Inc.*                 110       2,200
Sipex Corp.*                            194       2,336
Spectra Physics Lasers, Inc.*            31         575
Stanford Microdevices, Inc.*             40         520
Superconductor Technologies*            158         798
Symyx Technologies, Inc.*               186       5,189
Teledyne Technologies, Inc.*            273       3,590
Therma Wave, Inc.*                      103       1,744
Tollgrade Communications, Inc.*         109       2,989
Trimble Navigation Ltd.*                210       3,450
II VI, Inc.                              92       1,469
Universal Display Corp.                 117       1,941
Varian, Inc.*                           290       9,373
Veeco Instruments, Inc.*                219      10,996
Viasystems Group, Inc.*                 382       1,528
White Electr. Designs Corp.             133         665
Wink Communications, Inc.*              188         852
Woodhead Industries                      99       1,706
Woodward Governor Co.                    70       4,586
X Rite, Inc.*                           144       1,287
Zygo Corp.*                             110       4,037
                                            -----------
                                                187,933
Energy Equipment & Services - 1.58%
Atwood Oceanics, Inc.*                   80       3,572
CAL Dive Int'l., Inc.*                  214       5,994
Carbo Ceramics, Inc.*                    39       1,715
Dril-Quip, Inc.*                         80       2,608
Friede Goldman Halter, Inc.*            290          73
Grey Wolf, Inc.                       1,570      10,048
Gulf Island Fabrication, Inc.            70       1,085
Horizon Offshore, Inc.*                  82       1,989
Input/Output, Inc.*                     340       3,774
Key Energy Services, Inc.*              850      11,195
Lone Star Technologies, Inc.*           206      10,856
Newpark Resources, Inc.*                605       5,608
Oceaneering Int'l., Inc.*               180       4,284
Offshore Logistics, Inc.*               180       4,770
Parker Drilling Co.*                    680       4,250

                                       Shares       Value
                                       ------       -----

Energy Equipment & Services - cont'd.
Patterson Energy, Inc.*                   321     $11,065
RPC, Inc.                                 120       1,800
Seacor Smit, Inc.*                        150       6,870
Seitel, Inc.*                             160       3,122
Superior Energy Svcs., Inc.*              390       4,641
Syntroleum Corp.                          290       4,017
Transmontaigne, Inc.                      240       1,075
Trico Marine Services, Inc.               217       3,142
UTI Energy Corp.*                         250       8,600
Unit Corp.                                278       5,632
Universal Compression Holdings             69       2,484
Veritas DGC, Inc.*                        270       8,775
                                              -----------
                                                  133,044
Food & Drug Retailing - 0.68%
Brio Technology, Inc.*                    110         666
Casey's General Stores, Inc.              380       4,583
Duane Reade, Inc.*                        160       5,419
Fleming Cos., Inc.                        340      10,030
Great Atlantic & Pacific Tea, Inc.        150       1,860
Ingles Markets, Inc.                       90       1,134
Longs Drug Stores Corp.                   262       7,768
Performance Food Group Co.*               130       7,016
Ruddick Corp.                             260       3,585
Smart & Final, Inc.                       100       1,095
United Natural Foods, Inc.*                80       1,117
Whole Foods Market, Inc.*                 230      11,178
Wild Oats Markets, Inc.*                  170       1,353
                                              -----------
                                                   56,804
Food Products - 1.51%
Agribrands Int'l., Inc.*                   90       4,902
American Italian Pasta Co.*               150       5,340
Aurora Foods, Inc.*                       170         843
Cadiz, Inc.*                              310       2,874
Chiquita Brands Int'l., Inc.              330         485
Corn Products Int'l., Inc.                310       7,595
Dean Foods Co.                            308      11,396
Del Monte Foods Co.*                      450       3,735
Delta & Pine Land Co.                     340       8,126
Dole Food, Inc.                           402       6,030
Dreyer's Grand Ice Cream, Inc.            140       3,602
Earthgrains Co.                           370       8,325
Farmer Bros. Co.                            1         215
Hain Celestial Group, Inc.*               283       7,081
International Multifoods Corp.            146       2,729
Interstate Bakeries Corp.                 248       3,479
Lance, Inc.                               220       2,596
Pilgrims Pride Corp.                      140       1,484
Ralcorp Holdings, Inc.*                   245       4,092
Rica Foods, Inc.*                          58         276
Riviana Foods, Inc.                        57         975
Seminis, Inc.                             110         144
Sensient Technologies Corp.*              383       6,894

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares       Value
                                     ------       -----

Food Products - cont'd.
Smithfield Foods, Inc.*                 480     $16,440
Smucker, J M Co.*                       190       4,970
Suiza Foods Corp.*                      240      11,124
Tejon Ranch Co.                          52       1,352
                                            -----------
                                                127,104
Gas Utilities - 1.71%
AGL Resources, Inc.                     470      10,740
Atmos Energy Corp.                      330       7,481
Cascade Natural Gas Corp.               100       1,995
Energen Corp.                           240       8,916
Laclede Gas Co.                         162       3,888
MDU Resource Group, Inc.                560      22,400
Midcoast Energy Resources, Inc.         100       2,689
NUI Corp.                               110       2,459
New Jersey Resources Corp.              150       6,494
Northwest Natural Gas Co.               220       4,884
Oneok, Inc.                             250      10,805
Peoples Energy Corp.                    310      12,323
Piedmont Natural Gas, Inc.              280       9,954
Semco Energy, Inc.                      155       2,305
South Jersey Industries, Inc.           100       3,095
Southern Union Co.                      275       6,146
Southwest Gas Corp.                     280       5,894
Southwestern Energy Co.                 220       2,893
UGI Corp.                               235       6,216
WGL Holdings, Inc.*                     410      11,726
                                            -----------
                                                143,301
Health Care Equipment & Supplies - 2.53%
ATS Medical, Inc.                       196       1,584
Abiomed, Inc.*                          132       2,534
Aradigm Corp.*                          157       1,185
Arrow International, Inc.               100       3,810
Arthrocare Corp.*                       170       3,193
Aspect Medical Systems, Inc.*            35         350
Bio-Rad Laboratories, Inc.*              70       2,870
Biosite Diagnostics, Inc.*              125       6,181
Cardiodynamics Int'l., Corp.*           264         958
Celsion Corp.*                          452         438
Chromavision Medical Systems, Inc.*     130         584
Closure Medical Corp.*                   57       1,112
Coherent, Inc.*                         240       9,480
Conmed Corp.*                           130       2,807
Cooper Cos., Inc.                       130       5,772
Cyberonics, Inc.*                       145       1,653
Cygnus, Inc.*                           214       1,423
Datascope Corp.                         110       4,167
Diagnostic Products Corp.               100       6,577
Diametrics Medical, Inc.*               213         622
Edwards Lifesciences Corp.              515      11,150
Endocare, Inc.*                         100         705
Gliatech, Inc.*                          80         364
Haemonetics Corp.*                      220       7,150

                                 Shares       Value
                                 ------       -----

Health Care Equipment & Supplies - cont'd.
Igen Int'l., Inc.*                  80       $1,762
I-Stat Corp.*                      146        2,545
Imatron, Inc.*                     815        1,573
Inamed Corp.*                      113        2,370
Inhale Therapeutic Systems*        302       10,057
Invacare Corp.                     210        7,413
Mentor Corp.                       184        4,232
Molecular Devices Corp.*           140        2,695
Nabi*                              315        1,985
Nanogen, Inc.*                     130          910
Noven Pharmaceuticals, Inc.*       164        3,521
Novoste Corp.*                     140        2,846
Ocular Sciences, Inc.*             140        2,520
Oratec Interventions, Inc.*         38          235
Packard Bioscience Co.*            116          806
Polymedica Corp.*                   89        2,417
Resmed, Inc.*                      270       12,096
Respironics, Inc.*                 293        9,300
Henry Schein, Inc.*                200        7,684
Scott Technologies, Inc.*          110        2,585
Sonic Innovations, Inc.*            30          178
Sonosite, Inc.*                     81        1,147
Staar Surgical Co.*                122          506
Steris Corp.*                      590       10,726
Sunrise Technologies Int'l.*       440        1,100
Theragenics Corp.*                 230        1,856
Thoratec Labs Corp.*               243        2,231
Varian Medical Systems, Inc.*      280       19,292
Vasomedical, Inc.*                 438        1,638
Ventana Medical Systems, Inc.*      90        2,174
Visx, Inc.*                        467        9,457
Vital Signs, Inc.                   52        2,070
West Pharmaceutical Svcs., Inc.     90        2,480
Zoll Medical Corp.*                 79        1,937
                                        -----------
                                            213,011
Health Care Providers & Services - 4.88%
Accredo Health, Inc.*              156        5,313
Advance Paradiam, Inc.*            232       13,363
Ameripath, Inc.*                   190        4,742
Amerisource Health Corp.*          450       24,300
Apria Healthcare Group, Inc.*      340        8,830
Bergen Brunswig Corp.            1,182       21,631
Beverly Enterprises, Inc.*         900        6,570
Caremark Rx, Inc.*               2,000       31,700
Corvel Corp.                        50        1,822
Covance, Inc.*                     500        8,225
Coventry Health Care, Inc.*        520       10,676
Cryolife, Inc.*                    133        3,525
Cyber Care, Inc.*                  424        1,166
DVI, Inc.*                          80        1,117
Davita, Inc.*                      640       11,264
Eclipsys Corp.*                    320        6,461

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                       Shares       Value
                                       ------       -----

Health Care Providers & Services - cont'd.
Gentiva Health Services, Inc.             150      $2,798
Health Net, Inc.*                         901      19,417
Hooper Holmes, Inc.                       580       5,945
Humana, Inc.*                           1,390      13,733
Impath, Inc.*                             140       4,379
Laboratory Corp. of America Holdings*     150      21,150
Lifepoint Hospitals, Inc.*                280       9,722
Lincare Holdings, Inc.*                   347      17,305
Manor Care, Inc.*                         703      16,310
Maximus, Inc.*                            100       3,541
Microvision, Inc.                         104       2,080
Mid Atlantic Medical Services, Inc.       390       7,929
Omnicare, Inc.                            808      17,938
Orthodontic Centers of America, Inc.*     360       9,810
Owens & Minor, Inc.                       290       5,643
PSS World Medical, Inc.*                  620       2,821
Parexel Int'l. Corp.*                     210       2,636
Pharmaceutical Prod. Dvlpmnt, Inc.*       159       9,468
Province Healthcare Co.*                  273       6,994
Rehab Group, Inc.*                        110       4,131
Renal Care Group, Inc.*                   410      11,718
Res-Care, Inc.*                           170         765
Service Corp Int'l.*                    2,394      11,180
Stericycle, Inc.*                         120       5,028
Stewart Enterprises, Inc.                 801       4,165
Sunrise Assisted Living, Inc.*            160       3,602
Syncor Int'l. Corp.*                      190       6,699
Triad Hospitals, Inc.*                    555      17,055
US Oncology, Inc.*                        638       5,710
                                              -----------
                                                  410,374
Hotels, Restaurants & Leisure - 2.18%
American Classic Voyages Co.*              90         854
Anchor Gaming*                             74       4,033
Applebees Int'l., Inc.                    200       8,380
Argosy Gaming Corp.*                      180       5,022
Aztar Corp.*                              310       4,021
Bally Total Fitness Hldg. Corp.*          210       5,754
Bob Evans Farms, Inc.                     300       5,700
Boca Resorts, Inc.*                       240       2,755
Boyd Gaming Corp.*                        330       1,551
Buca, Inc.*                                63       1,301
CBRL Group, Inc.                          490       9,678
CEC Entertainment, Inc.*                  235      12,044
Cheesecake Factory*                       230       8,754
Choice Hotels, Inc.*                      460       6,670
Churchill Downs, Inc.*                    100       3,100
Dover Downs Entertainment, Inc.           110       1,375
Extended Stay America, Inc.*              620       9,827
Gtech Holdings Corp.*                     293       9,552
Ihop Corp.*                               170       3,519
Isle of Capri Casinos, Inc.*              224       2,047
Jack In The Box, Inc.*                    340       9,000

                                         Shares       Value
                                         ------       -----

Hotels, Restaurants & Leisure - cont'd.
Krispy Kreme Doughnuts, Inc.*                58      $2,357
Landry's Seafood Restaurants, Inc.          190       2,303
Lone Star Steakhouse & Saloon               214       2,579
Lubys Cafeterias, Inc.                      193       1,467
Marcus Corp.                                190       2,863
NPC Int'l., Inc.*                            80         840
O'Charleys, Inc.*                           130       2,561
PF Chang's China Bistro, Inc.                60       2,329
Papa Johns Int'l., Inc.*                    150       4,185
Penn National Gaming, Inc.*                  65       1,060
Pinnacle Entertainment, Inc.*               170       1,698
Prime Hospitality Corp.*                    395       4,065
Rare Hospitality Int'l., Inc.*              140       3,913
Ruby Tuesday, Inc.                          550      10,478
Ryans Family Steak Houses, Inc.*            280       3,354
Sonic Corp.*                                230       6,410
Speedway Motorsports, Inc.*                 121       3,170
Station Casinos, Inc.*                      300       4,218
The Steak & Shake Co.                       205       1,837
Trendwest Resorts, Inc.                      45       1,248
Vail Resorts, Inc.*                         134       2,747
Wyndham Int'l., Inc.*                     1,310       2,568
                                                -----------
                                                    183,185
Household Durables - 3.06%
American Greetings Corp.                    550       6,331
Applica, Inc.*                              196       1,313
Blyth Industries, Inc.                      290       6,641
Bush Industries, Inc.                        70       1,007
Centex Corp.                                510      22,007
Champion Enterprises, Inc.*                 410       3,301
Clayton Homes, Inc.                         862      11,999
Crossmann Communities, Inc.*                 62       2,062
D.R.Horton, Inc.                            517      12,522
Ethan Allen Interiors, Inc.                 340      12,070
Fedders USA, Inc.                           210       1,088
Fleetwood Enterprises, Inc.                 280       3,623
Furniture Brands Int'l., Inc.*              430       9,748
Infogrames, Inc.                            130         779
Interface, Inc.                             400       3,084
Kaufman & Broad Home Corp.                  390      11,786
La-Z-Boy, Inc.                              530       9,540
Lancaster Colony Corp.                      262       7,905
Lennar Corp.                                422      18,471
Libbey, Inc.                                130       4,367
M.D.C. Holdings, Inc.                       200       8,604
Metromedia Inter. Grp., Inc.*               614       1,676
Mohawk Industries, Inc.*                    350      11,431
NVR, Inc.                                    80      15,250
National Presto Industries, Inc.             37       1,045
Oneida Ltd.                                 120       1,949
Palm Harbor Homes, Inc.*                    160       2,880
Pulte Corp.                                 260      12,163

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares       Value
                                  ------       -----

Household Durables - cont'd.
Russ Berrie & Co., Inc.               90      $2,138
Ryland Group, Inc.                   120       5,701
Salton, Inc.*                         90       1,555
Skyline Corp.                         60       1,554
Springs Industries, Inc.             110       4,901
Standard-Pacific Corp.               220       4,488
Toll Bros., Inc.*                    184       6,532
Topps, Inc.*                         360       3,546
Toro Co.                             100       4,615
Tupperware Corp.*                    500      11,010
Universal Electronics, Inc.*         117       2,242
Westpoint Stevens, Inc.              296       1,915
Yankee Candle, Inc.                  123       2,343
                                         -----------
                                             257,178
Household Products - 0.43%
Bacou USA, Inc.                       40       1,014
Boyds Collection Ltd.*               516       5,036
Church & Dwight, Inc.                330       7,917
Dial Corp.                           744       9,709
Herbalife Int'l., Inc.               110         855
Mathews Int'l. Corp.                 120       4,049
Oakley, Inc.*                        200       4,750
Playtex Products, Inc.*              250       2,350
                                         -----------
                                              35,680
Industrial Conglomerates - 0.49%
Carlisle Cos., Inc.                  266       9,829
Denbury Res., Inc.                   140       1,309
Gentek, Inc.                          50         618
Standex Int'l., Corp.                100       2,395
Teleflex, Inc.                       338      16,532
Tredegar Industries, Inc.            220       4,301
U S Industries, Inc.                 677       3,459
Valhi, Inc.                           70         742
Valmont Industries, Inc.             122       1,829
                                         -----------
                                              41,014
Insurance - 2.55%
Alfa Corp.                           340       6,715
Alleghany Corp.                       41       8,180
American National Insurance Co.       90       6,640
Argonaut Group, Inc.                 148       2,529
Baldwin & Lyons, Inc.                100       2,591
Berkley, W R Corp.                   150       6,078
Blanch, E W Holdings, Inc.           110       1,466
Brown & Brown, Inc.                  190       8,056
CNA Surety Corp.                     147       2,007
Commerce Group, Inc.                 220       7,577
Crawford & Co.                       310       4,064
Delphi Financial Group, Inc.         126       4,003
FBL Financial Group, Inc.             90       1,508
Fidelity Natl. Financial, Inc.       525      12,290
First American Financial Corp.       480       9,576
Fremont General Corp.                506       2,166

                                      Shares       Value
                                      ------       -----

Insurance - cont'd.
Gallagher, Arthur J & Co.                690     $17,402
Great American Financial Res., Inc.       60       1,020
HCC Insurance Holdings, Inc.            3605      10,152
H5arleysville Group, Inc.                120       3,236
Hilb Rogal & Hamilton Co.                110       4,334
Horace Mann Educators Corp.              350       5,936
Kansas City Life Ins. Co.                 60       2,268
Landamerica Financial Group, Inc.        110       3,300
Leucadia National Corp.                  330      10,577
Liberty Corp.                            140       5,012
Markel Corp.*                             46       9,028
Medical Assurance, Inc.*                 162       2,500
Mercury General Corp.                    233       8,097
Midland Co.                               40       1,460
National Western Life Ins. Co.            20       2,102
Ohio Casualty Corp.                      520       4,836
Pico Holdings, Inc.*                     120       1,543
PMA Capital Corp.                        150       2,595
Philadelphia Consol. Holding Co.*         50       1,392
Presidential Life Corp.                  170       2,934
RLI Corp.                                 70       2,800
Rightchoice Managed Care, Inc.*           30       1,218
Scpie Holdings, Inc.                      80       1,588
Selective Insurance Group, Inc.          220       5,423
Stancorp Financial Group, Inc.           279      12,759
State Auto Financial Corp.               110       1,702
Stewart Information Svcs. Corp.           90       1,521
Zenith National Insurance Corp.           80       2,110
                                             -----------
                                                 214,289
Internet & Catalog Retail - 0.30%
Barnesandnoble.com, Inc.*                 90         195
Buy.com, Inc.*                           128          67
Coldwater Creek, Inc.                     29         567
Drugstore.com, Inc.*                     188         235
Envision Dev. Corp.                       15           0
GAIAM, Inc.                               20         214
Hanover Direct, Inc.                   1,296         389
Insight Enterprises, Inc.*               290       7,743
Lands End, Inc.*                         110       3,256
Network Commerce, Inc.*                  283          31
Flowers.com, Inc.                         80         643
P C Connection, Inc.                      41         549
School Specialty, Inc.                   156       3,580
Spiegel, Inc.                            135         898
Stamps.com, Inc.*                        264         792
Systemax, Inc.                            90         179
Valuevision Int'l., Inc.*                340       6,035
                                             -----------
                                                  25,373
Internet Software & Services - 1.36%
Accrue Software, Inc.*                   210         116
Agency,com, Ltd.                          52         107
Allscripts, Inc.*                        171         804

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----

Internet Software & Services - cont'd.
Answerthink, Inc.                          296      $1,483
AppliedTheory Corp.                         70          59
Ask Jeeves, Inc.                           184         478
Avenue A, Inc.*                             43          49
Avocent Corp.*                             382       9,508
Be Fee, Inc.                               206         305
Breakaway Solutions, Inc.                  114          34
CAIS Internet, Inc.*                        56          17
C-bridge Internet Solutions, Inc.           40          90
Calico Commerce, Inc.                      145          46
Cognizant Technology Solutions              51       2,156
Coolsavings.com, Inc.                       30          14
Corillian Corp.                             41         136
Cybersource Corp.                          224         470
Cylink Corp.                               206         239
Cysive, Inc.                                62         229
Data Return Corp.                          107         277
Digital Island, Inc.*                      705       1,741
Digital Insight Corp.                      180       2,189
Digital River, Inc.                        176         924
Digitas, Inc.                               80         356
DSL Net, Inc.                              241         325
Easylink Services Corp.                    368         232
Ebenx, Inc.                                 52         218
Egain Communications Corp.*                212         731
Embarcadero Tech., Inc.                     34       1,172
Emrge Interactive, Inc.                     63         149
Eprise Corp.                                39          40
Excelon Corporation*                       228         347
Expedia, Inc.*                              56       1,457
Extensity, Inc.                             39         310
FS Networks, Inc.                          145       1,086
Firepond, Inc.                              46         106
Forrester Research, Inc.                    99       2,288
Frontline Cap. Group                       236       2,124
Globix Corp.*                              158         532
GoTo.com, Inc.                             231       4,112
GRIC Communications, Inc.                   42          85
High Speed Access Corp.                    295         295
Hollywood Media Corp.                      142         640
Hotel Reservations Network, Inc.            48       1,500
HotJobs.com, Ltd.                          161         808
Ibeam Broadcasting Corp.*                  109          44
Igate Cap. Corp.                           308         699
Infousa, Inc.*                             240       1,066
Interliant, Inc.                           421         901
Internet Pictures Corp.                    415         158
Intranet Solutions, Inc.                   145       4,797
Internet.com Corp.                         102         375
Inteworld Corp.                            173          19
Interwoven, Inc.                           632       9,252
Ivillage, Inc.*                            176         211
Juno Online Svcs., Inc.*                   169         355

                                        Shares       Value
                                        ------       -----

Internet Software & Services - cont'd.
Keynote Systems, Inc.                      146      $1,699
Lante Corp.                                127         175
Latitude Communications, Inc.*             114         228
Liveperson, Inc.                            40          18
Looksmart, Ltd.                            361         686
Loudeye Technologies, Inc.                  44          52
Marimba, Inc.*                             126         383
Marketwatch.com, Inc.*                      39         107
Matrixone, Inc.                             45       1,082
Mcafee.com Corp                             50         388
Medicalogic, Inc.                           91         113
Metricom, Inc.                             186         619
Microstrategy, Inc.                        227       1,031
Multex Systems, Inc.                       148       2,368
NBC Internet, Inc.*                        313         664
National Information Consortiumm           144         383
Net Genesis Corp.                           36          38
Net Perceptions, Inc.                      120         124
Netcentives, Inc.                          204         171
Netegrity, Inc.                            239       9,558
Netobjects, Inc.                           100          45
Netpliance, Inc.                            60          20
Netzero, Inc.                              329         253
Niku Corporation                            84         180
OTG Software, Inc.                          53         304
Onvia.com., Inc.*                           75          73
Open Market, Inc.*                         310         326
Opus360 Corp.                               70           8
Organic, Inc.*                              57          32
Packeteer, Inc.*                           160       1,323
PEC Solutions, Inc.                         30         477
Predictive Systems, Inc.                    46         104
Preview Systems, Inc.                       30          88
Prodigy Communications Corp*               183         589
Purchasepro.com, Inc.                      190         534
Quokka Sports, Inc.                          3           1
Rare Medium Group, Inc.*                   314         371
Razorfish, Inc.                            100          94
Register.com, Inc.                          48         348
Retek, Inc                                 417      12,047
Saba Software, Inc.                         31         248
Savvis Communications Corp.*               145         120
Secure Computing Corp.                     222       3,190
Seebeyond Technology Corp.*                 41         609
Selectica, Inc.                             38         149
Sequoia Software Corp.*                     35         196
Silverstream Software, Inc.                107       1,033
Smartserv Online, Inc.                      38         392
Softnet Systems, Inc.*                     237         341
Sportsline USA, Inc.*                      156         613
Starmedia Network, Inc.*                   317         777
Switchboard, Inc.*                          45         154
Syntel, Inc.                                43         346

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----

Internet Software & Services - cont'd.
Tenfold Corp.                              117         $43
Travelocity.com, Inc.*                     130       3,894
Tumbleweed Communications Corp.             82         185
US Interactive, Inc.                       192         108
Universal Access, Inc.*                    106         494
VelocityHSI, Inc.                           80           4
Ventro Corp.*                              189         117
Versat, Inc.                                34          27
Vialink Co.                                163         390
Viant Corp.                                342         886
Viador, Inc.                                97          39
Vicinity Corp.                              65          99
Via Net Works, Inc.*                       132         297
Watchguard Technologies, Inc.*             109         759
Websense, Inc.                              38         473
Women.com Networks, Inc.*                  147          37
Worldgate Communications, Inc.*            120         355
Worldwide Xceed Group, Inc.                 27          15
Worldpages.com, Inc.                       309         763
Xpedior, Inc.                               75           1
Zixit Corp.                                150       1,868
                                               -----------
                                                   114,387
IT Consulting Services - 0.55%
Analysts Int'l. Corp.                      178         935
Bell & Howell Co.                          130       3,380
Braun Consulting, Inc.                      73         409
CACI International, Inc.                    90       3,011
Cambridge Technology Ptnrs., Inc.*         460       1,394
Ciber, Inc.*                               400       2,460
Complete Busines Solutions, Inc.*          190       2,027
Computer Horizons Corp.*                   281         894
Com21, Inc.*                               213         437
Direct Focus, Inc.*                        165       5,623
Eloyalty Corp.*                            410       1,296
Epicedge, Inc.*                             96          27
IDX Systems Corp.*                         130       2,699
IXL Enterprises, Inc.                      366         549
Inforte Corp.*                              19         193
Intraware, Inc.                            144         187
Netsolve, Inc.*                             51         344
PC Tel, Inc.                               114       1,085
Perot Systems Corp.*                       513       5,499
Priority Healthcare Corp.*                 202       7,026
Startek, Inc.*                              62       1,027
Sykes Enterprises, Inc.*                   203       1,151
Technology Solutions Co.*                  380       1,064
Trizetto Group, Inc.                       177       2,264
Unova, Inc.*                               380       1,216
                                               -----------
                                                    46,195
Leisure Equipment & Products - 0.64%
Arctic Cat, Inc.                           150       1,971
Callaway Golf Co.                          650      15,769

                                 Shares       Value
                                 ------       -----

Leisure Equipment & Products - cont'd.
Concord Camera Corp.*               217      $1,400
Jakks Pac, Inc.*                    157       2,250
Meade Instruments Corp.              73         437
Midway Games, Inc.*                 250       2,475
Parkervision, Inc.*                  71       2,024
Pinnacle Systems, Inc.*             400       4,248
Polaris Industries, Inc.            210       8,127
Polaroid Corp.                      390       1,385
SCP Pool Corp.*                     130       4,095
Sturm Ruger & Co., Inc.             170       1,664
Take Two Interactive Software*      244       3,401
3DO Company (The)*                  288         636
Williams Industries, Inc.           208       4,341
                                        -----------
                                             54,223
Machinery - 3.16%
Agco Corp.                          520       4,524
Actuant Corp.*                       70       1,068
Albany Int'l. Corp.*                151       2,993
Applied Industrial Tech., Inc.      175       3,309
Aptargroup, Inc.                    310       9,790
Astec Industries, Inc.*             130       2,457
Barnes Group, Inc.                  150       3,000
Blout International, Inc.            30         118
Briggs & Stratton Corp.             187       7,574
Cuno, Inc.*                         140       3,573
Calgon Carbon Corp.                 300       2,445
Clarcor, Inc.                       210       5,187
Columbus McKinnon Corp.             110         787
Cummins Engine, Inc.                365      15,111
Dionex Corp.*                       192       5,754
Donaldson, Inc.                     340       9,411
Esco Technologies, Inc.*             96       2,429
Esterline Technologies Corp.*       152       2,964
Flowserve Corp.                     331       9,367
Gardner Denver, Inc.*               110       2,134
Graco, Inc.                         260       7,124
Harsco Corp.                        350       9,905
Idex Corp.                          260       8,164
JLG Industries, Inc.                350       4,305
Kaydon Corp.                        260       6,661
Kennametal, Inc.                    260       8,520
Lincoln Electric Holdings, Inc.     301       6,140
Lindsay Manufacturing Co.           100       1,870
Manitowoc, Inc.                     210       5,775
Maverick Tube Corp.                 295       7,198
Metals USA, Inc.                    220         627
Milacron, Inc.                      290       5,293
Mine Safety Appliances Co.           80       2,119
Mueller Industries, Inc.            295       9,543
NS Group, Inc.                      145       2,369
Nacco Industries, Inc.               54       3,656
Nordson Corp.                       240       6,458
Oshkosh Truck Corp.                 130       5,067

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Machinery - cont'd.
Regal Beloit Corp.                    185       $3,497
Reliance Steel & Aluminum Co.         160        4,688
Robbins & Myers, Inc.                  70        1,978
Roper Industries                      270       11,286
SPS Technologies, Inc.*               110        5,357
Semitool, Inc.                        134        1,458
Stewart & Stevenson Svcs., Inc.       250        5,588
Tennant Co.                            80        3,446
Terex Corp.*                          230        4,508
Thermo Fibertek, Inc.                  50          233
Thomas Industries, Inc.               130        3,394
Timken Co.                            430        7,353
Trinity Industries, Inc.              320        6,240
USEC, Inc.                            700        5,831
Valence Technology, Inc.*             280        1,554
Wabash National Corp.                 188        2,258
Watts Industries, Inc.                148        2,435
                                          ------------
                                               265,891
Marine - 0.23%
Alexander & Baldwin, Inc.             350        7,900
Kirby Corp.*                          210        4,641
Overseas Shipholding Group, Inc.      220        6,666
                                          ------------
                                                19,207
Media - 2.25%
ACTV, Inc.*                           301        1,114
APAC Teleservices, Inc.               207          725
Ackerley Communications, Inc.         100        1,224
Acme Communications, Inc.*             87          825
Advanced Marketing Services, Inc.      69        1,673
Advo, Inc.*                           150        4,874
Beasley Broadcast Group, Inc.          70          970
Championship Auto Racing Team         100        1,645
Citadel Communications Corp.*         326        8,316
Crown Media Holdings, Inc.*            87        1,810
Cumulus Media, Inc.*                  310        2,570
Data Broadcasting Corp.*              600        4,320
Digital Impact , Inc.*                 69          129
4 Kids Entertainment, Inc.             77        1,301
CG Companies, Inc.                     50           84
Gaylord Entertainment Co.             150        4,349
Grey Global Group, Inc.                 2        1,218
Ha-Lo Industries, Inc.*               517          403
Hollinger International, Inc.         322        5,017
Houghton Mifflin Co.                  232       10,558
Information Holdings, Inc.*            79        1,706
Insight Communications, Inc.*         344        9,546
Journal Register Co.*                 390        6,162
Jupiter Media Metrix, Inc.*           169          254
Key3media Group, Inc.*                170        1,700
Lee Enterprises, Inc.                 380       11,818
Liberty Livewire Corp.                 20          158
Lifeminders, Inc.*                    110          138

                                    Shares        Value
                                    ------        -----

Media - cont'd.
Lodgenet Entertainment Corp.*          102       $1,966
Martha Stewart Living, Inc.*            83        1,530
McClatchy Co.                          167        6,847
Media General, Inc.                    163        7,834
Mediaplex, Inc.*                       113          114
Mediacom Communications Corp.*         176        3,564
Meredith Corp.                         327       12,341
Modem Media, Inc.*                      90          329
Mypoints.com, Inc.*                    216          158
Netratings, Inc.*                       30          378
Nucentrix Broadband Networks*           83          830
On Command Corp.*                       70          477
Paxson Communications Corp.*           290        3,700
Penton Media, Inc.                     187        3,684
Playboy Enterprises, Inc.*             178        2,136
Private Media Group, Inc.*             120          654
Pulitzer, Inc.                          78        4,091
RH Donnelley Corp.*                    280        7,980
Regent Communications, Inc.*           138          969
Saga Communications, Inc.*              60        1,161
Salem Communications Corp.*            203        3,289
Scholastic Corp.*                      250       10,435
Sinclair Broadcast Group, Inc.*        375        3,064
Sirius Satellite Radio, Inc.*          303        3,124
Spanish Broadcasting Sys., Inc.*       289        1,769
Tivo, Inc.*                            149          675
24 / 7 Media, Inc.*                    241          133
United Television, Inc.                 40        4,952
Valueclick, Inc.                        30           97
Ventiv Health, Inc.*                   137        1,834
Wiley, John & Son                      401        7,479
World Wrestling Fedn. Enmt., Inc.*     107        1,458
Xm Satellite Radio Hldgs., Inc.*       102          893
Young Broadcasting, Inc. *             110        4,400
                                           ------------
                                                188,945
Metals & Mining - 1.40%
Ak Steel Corp.                         716        9,287
Aperian, Inc.*                         114          160
Arch Coal, Inc.                        148        4,581
Bethlehem Steel Corp*                1,160        4,106
Brush Engineered Materials, Inc.       145        2,900
Carpenter Technology Corp.             160        4,192
Century Aluminum Co.                   108        2,403
Cleveland Cliffs, Inc.                  90        1,731
Commercial Metals Co.                  110        2,836
Consol Energy, Inc.                    220        8,415
Freeport McMoran Copper & Gold*      1,075       15,222
Gibraltar Steel Corp.                   70        1,532
Kaiser Aluminum Corp.*                 250          983
National Steel Corp.                   180          380
Penn Virginia Corp.                     60        2,670
Quanex Corp.                           120        2,484
RTI Int'l. Metals, Inc.*               160        2,258

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                               Shares        Value
                               ------        -----

Metals & Mining - cont'd.
Ryerson Tull, Inc.               196        $2,144
Shaw Group, Inc.*                306        17,442
Southern Peru Copper Corp.       220         3,080
Steel Dynamics, Inc.*            350         5,019
Stillwater Mining Co.*           340        10,394
UCAR International, Inc.*        390         4,657
Weirton Steel Corp.*             283           241
Wolverine Tube, Inc.*             70           987
Worthington Inds., Inc.          610         7,290
                                      ------------
                                           117,391
Multi-Utilities - 0.61%
Avista Corp.                     407         8,099
Northwestern Corp.               200         5,000
Sierra Pacific Resources         688        11,015
Vectren Corp.                    536        12,135
Western Resources, Inc.          610        15,110
                                      ------------
                                            51,359
Multiline Retail - 0.50%
Ames Dept. Stores, Inc.*         260           546
Central Garden & Pet Co.*        121         1,158
Dillards, Inc.                   736        12,468
Factory 2 U , Inc.*              110         2,866
Freds, Inc.                       75         1,898
Neiman Marcus Group              320        10,400
99 Cents Only Stores*            165         4,782
Pricesmart, Inc.                  20           763
Procurenet, Inc.*                300             0
Shopko Stores, Inc.*             250         1,990
Stein Mart, Inc.*                230         2,470
Tuesday Morning Corp.*            90         1,189
Value City Dept Stores, Inc.*    140         1,145
                                      ------------
                                            41,674
Office Electronics - 0.20%
Ikon Office Solutions, Inc.    1,234         7,651
Zebra Technologies Corp.*        220         9,517
                                      ------------
                                            17,168
Oil & Gas - 2.57%
Barrett Resources Corp.*         250        16,088
Belco Oil & Gas Corp.*           160         1,424
Berry Petroleum Co.              160         1,917
Brown, Tom Inc.*                 260         6,656
Cabot Oil & Gas Corp.            228         6,594
Callon Petroleum Co.              60           746
Chesapeake Energy Corp.*       1,080         8,964
Comstock Resources, Inc.         190         2,052
Cross Timbers Oil Co.            672        18,245
EEX Corp.*                       253         1,050
Evergreen Resources*             130         5,532
Forest Oil Corp.*                234         7,617
Frontier Oil Corp.               240         2,904
H S Resources, Inc.*             138         6,848
Houston Exploration Co.*          80         2,600

                               Shares        Value
                               ------        -----

Oil & Gas - cont'd.
Key Production, Inc.*             100       $2,245
Louis Dreyfus Nat. Gas Corp.*     186        7,087
McMoran Exploration Co.*          140        1,862
Meridian Resource Corp.*          150        1,131
Mitchell Energy & Dev. Corp.      180        9,990
Nuevo Energy Co.*                 130        2,327
Patina Oil & Gas Corp.            125        3,250
Pennzoil Quaker State Co.         690        9,805
Pioneer Nat. Res. Co.*            890       17,008
Plains Resources, Inc.*           133        3,225
Pogo Producing Co.                350       10,364
Prima Energy Corp.                 80        2,536
Prize Energy Corp.*                30          627
Pure Resources, Inc.              440        9,504
St Mary Land & Expl. Co.          240        5,964
Spinnaker Exploration Co.          80        3,640
Stone Energy Corp.*               189        9,393
Swift Energy Co.*                 200        6,372
Tesoro Petroleum Corp.*           269        4,008
Vintage Petroleum, Inc.           430        8,884
Western Gas Res., Inc.            170        6,759
Williams Clayton Energy, Inc.      40          774
                                      ------------
                                           215,990
Paper & Forest Products - 0.55%
Buckeye Technologies, Inc.*       240        2,926
Deltic Timber Corp.                90        2,048
Glatfelter, P H Co.               230        3,312
Louisiana-Pacific Corp.           910       11,148
Pope & Talbot, Inc.               120        1,650
Potlatch Corp.                    250        8,763
Rayonier, Inc.                    240       10,524
Wausau Mosinee Paper Corp.        452        6,220
                                      ------------
                                            46,590
Personal Products - 0.39%
Alberto Culver Co.                317       12,915
Carter Wallace, Inc.              180        4,086
NBTY, Inc.                        500        6,200
Nu Skin Enterprises, Inc.*        392        2,901
Perrigo Co.*                      540        6,448
Revlon, Inc.                       80          520
                                      ------------
                                            33,069
Pharmaceuticals - 2.08%
Allos Therapeutics, Inc.           40          248
Alpharma, Inc.                    254        5,745
Amylin Pharmaceuticals, Inc.*     497        5,358
Antigenics, Inc.                   30          520
Aphton Corp.*                     121        2,075
Ariad Pharmaceuticals, Inc.*      214        1,023
Barr Laboratories, Inc.*          180       10,431
Bone Care Int'l., Inc.*            73        1,580
Cell Therapeutics, Inc.*          258        6,437
Cell Pathways, Inc.*              187        1,085

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Pharmaceuticals - cont'd.
Columbia Laboratories, Inc.*         208       $1,248
Cubist Pharmaceuticals, Inc.*        233        7,251
Cytogen Corp.*                       664        2,656
Diversa Corp.*                        71        1,203
Dusa Pharmaceuticals, Inc.*          116        1,735
Emisphere Technologies, Inc.*        129        2,232
Enzon, Inc.                          360       21,463
Guilford Pharmaceuticals, Inc.*      228        4,562
Immunogen, Inc.*                     339        6,770
Intermune Pharmaceuticals, Inc.*      66        2,033
Intrabiotics Pharmaceuticals*         62          124
Isis Pharmaceuticals*                350        3,850
K V Pharmaceutical Co.*              160        3,496
KOS Pharmaceuticals, Inc.*            84        1,650
Ligand Pharmaceuticals, Inc.*        470        5,466
MGI Pharma, Inc.*                    142        1,576
Martek Biosciences Corp.*            155        2,372
Matrix Pharmaceuticals*              221        2,190
Maxim Pharmaceuticals, Inc.          206        1,656
Medicis Pharmaceutical Corp.*        255       12,674
Miravant Med. Technologies*          121          908
NPS Pharmaceuticals, Inc.*           202        6,100
OSI Pharmaceuticals, Inc.*           260       13,348
Pharmacyclics, Inc.*                 139        4,170
Praecis Pharmaceuticals, Inc.*        72        1,580
Sciclone Pharmaceuticals, Inc.*      282        1,438
Sicor, Inc.*                         386        5,755
Supergen, Inc.*                      230        2,484
Titan Pharmaceuticals, Inc.*         204        7,191
Triangle Pharmaceuticals, Inc.*      290        1,531
Trimeris, Inc.*                      134        4,713
Tularik, Inc.*                        94        2,038
Twinlab Corps*                       190          502
United Therapeutics Corp.*           130        1,560
Vivus*                               284        1,108
                                         ------------
                                              175,136
Real Estate - 6.53%
Alexanders, Inc.                      30        1,831
Alexandria Real Estate               110        4,083
American Industrial Prop.            158        2,029
Amli Residential Properties          130        3,032
Arden Realty, Inc.                   536       13,438
Bedford Property Investors           154        2,937
Boykin Lodging Co.                   147        1,711
Brandywine Realty                    297        5,857
BRE Properties, Inc.                 400       11,300
Burnham Pacific Ppty, Inc.           280        1,352
Cabot Industrial Trust               350        6,815
Camden Property Trust                330       10,989
Capital Automotive Reit              185        2,934
Catellus Dev. Corp.*                 923       14,999
CB Richard Ellis, Inc.*              180        2,795
CBL & Assoc Properties, Inc.         216        5,951

                                     Shares        Value
                                     ------        -----

Real Estate - cont'd.
Centerpoint Properties Trust            183       $8,528
Chateau Communities, Inc.               190        5,909
Chelsea GCA Realty, Inc.                142        6,213
Colonial Properties Trust               180        5,202
Commercial Net Lease Rlty, Inc.         269        3,322
Corrections Corp. of America*         1,389          875
Cornerstone Realty Income Tr., Inc.     345        3,654
Cousins Properties, Inc.                340        8,857
Crestline Cap. Corp.*                   120        3,240
Developers Diversified Realty           480        7,258
Dollar Thrifty Automotive Grp.*         210        4,641
Eastgroup Properties, Inc.              133        2,866
Entertainment Pptys. Trust              132        2,086
Equity Inns, Inc.                       325        2,561
Essex Property Trust                    160        7,520
Federal Realty Invt. Tr.                340        6,630
Felcor Lodging Tr., Inc.                397        8,730
First Industrial Realty Trust           340       10,455
First Washington Realty Trust           142        6,305
Forest City Enterprises, Inc.           490       12,324
Franchise Finance Corp. of Amer.        200        5,760
Gables Residential Trust                250        4,350
Glenborough Realty Trust                210        3,207
Glimcher Realty Trust                   143        2,424
Great Lakes Reit, Inc.                  416       15,018
Health Care Property Invs., Inc.        250        5,838
Health Care Reit, Inc.                  350        8,400
Healthcare Realty Trust                 505       12,979
Home Properties N Y, Inc.               190        5,387
Hospitality Properties Trust            440       11,594
HRPT Properties Trust                 1,149       10,077
Innkeepers USA Trust                    300        3,405
Insignia Financial Group, Inc.*         160        1,843
Interpool, Inc.                         110        1,524
IRT Property Co.                        273        2,634
JDN Realty Corp.                        289        3,433
Jones Lang Lasalle, Inc.*               270        3,456
JP Realty, Inc.                         110        2,303
Kilroy Realty Corp                      230        6,107
Koger Equity, Inc.                      230        3,448
Lasalle Hotel Peroperties                90        1,530
Lexington Corp. Property Trust          154        1,987
LNR Property Corp                       200        5,700
Macerich Co.                            270        6,075
Manufactured Home Cmntys., Inc.         150        4,020
Meditrust*                            1,247        5,861
Meristar Hospitality Corp.              308        6,191
Mid Amer Apt Cmntys., Inc.              149        3,412
Mills Corp.                             140        2,971
National Golf Properties, Inc.          110        2,607
National Health Invs., Inc.             210        2,205
Nationsrent, Inc.*                      320          144
Nationwide Health Properties, Inc.      400        7,060

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Real Estate - cont'd.
New Plan Excel Realty Trust           764      $12,033
Pacific Gulf Properties, Inc.         170          959
Pan Pac Retail Properties, Inc.       171        3,851
Parkway Properties, Inc.               80        2,298
Pennsylvania Real Estate Invt.        110        2,553
Prentiss Properties Trust             320        8,112
Prime Group Realty Trust               80        1,104
PS Business Pks., Inc.                200        5,344
Realty Income Corp.                   230        6,580
Reckson Assocs. Realty Corp.          480       11,285
Regency Realty Corp.                  570       14,222
Rent A Center, Inc.*                  153        5,539
Rent Way, Inc.*                       209        1,599
RFS Hotel Investments, Inc.           210        3,022
Saul Centers, Inc.                    100        1,850
Security Cap. Group, Inc.*            270        5,589
Senior Housing Property Trust         118        1,416
Shurgard Storage Ctrs., Inc.          260        7,062
SL Green Realty Corp.                 190        5,436
Smith, Charles E Residential          187        8,415
Sovran Self Storage, Inc.             108        2,662
Storage USA, Inc.                     240        8,100
Summit Properties, Inc.               217        5,225
Sun Communities, Inc.                 150        5,033
Tanger Factory Outlet Ctrs., Inc.      50        1,100
Taubman Centers, Inc.                 290        3,596
Town & Country Trust                  140        2,723
Trammell Crow Co. *                   220        2,471
United Dominion Rlty. Trust, Inc.     900       11,493
Ventas, Inc.                          520        4,592
Washington Real Estate Invt. Tr.      310        6,783
Webb, Del Corp.*                      140        4,732
Weingarten Realty Invs.               230        9,747
                                          ------------
                                               548,695
Road & Rail - 1.00%
Amerco, Inc.                           70        1,289
Arkansas Best Corp.*                  136        2,672
Arnold Industries, Inc.               182        3,247
CNF, Inc.                             423       12,969
Heartland Express, Inc.*              132        3,626
Hunt, J B Trans Svcs., Inc.           148        2,664
Knight Transportation, Inc.*           63        1,676
Landstar Systems, Inc.*                70        4,571
M S Carriers, Inc.*                    70        2,162
Roadway Express, Inc.                 110        2,684
Ryder Systems, Inc.                   524       10,380
Swift Transportation, Inc.*           380        6,920
US Freightways Corp.                  230        6,028
Wabtec                                239        3,193
Werner Enterprises, Inc.              240        4,776
Wisconsin Cent. Transn. Corp.*        400        6,424
Xtra Corp                             100        5,070
Yellow Corp.*                         210        3,828
                                          ------------
                                                84,180

                                    Shares        Value
                                    ------        -----

Semiconductor Equipment & Products - 2.41%
ADE Corp.*                              85       $1,356
Atmi, Inc.*                            201        5,292
Axt, Inc.*                             160        5,029
Actel Corp.*                           197        4,541
Alliance Semiconductor Corp.*          220        3,170
Brooks Automation, Inc.*               151        9,454
C Cube Microsystems, Inc.*             390        6,221
Cabot Microelectronics Corp.           210       13,444
Cirrus Logic, Inc.*                    493        8,016
Cymer, Inc.*                           251        8,245
Dupont Photomasks, Inc.*                44        2,455
ESS Technology, Inc.*                  240        1,654
Elantec Semiconductor, Inc.*           191        6,345
Electroglas, Inc.*                     179        2,803
Emcore Corp.*                          220        9,130
FEI Co.*                               127        3,329
FSI Int'l., Inc.*                      220        2,200
General Semiconductor, Inc.*           310        3,577
Helix Technology Corp.                 200        6,200
Ibis Technology Corp.*                  78        1,419
Integrated Circuit Systems, Inc.*      110        1,845
Integrated Silicon Solution*           220        3,296
IXYS Corp.                              44          765
Kulicke & Soffa Inds., Inc.*           430        7,203
LTX Corp.*                             420       11,306
MEMC Electronic Materials, Inc.        290        2,245
Microsemi Corp.*                        92        3,529
Netsilicon, Inc.*                       52          203
Oak Technology*                        389        4,333
PLX Technology, Inc.                   141          684
PRI Automation, Inc.*                  196        3,746
Pericom Semiconductor Corp.*           184        3,310
Photon Dynamics, Inc.                  106        3,286
Photronics, Inc.*                      219        6,287
Pixelworks, Inc.                        50        1,135
Quicklogic Corp.                       173        1,038
Silicon Image, Inc.*                   284        1,207
Silicon Valley Group, Inc.*            305        9,641
Smartdisk Corp.*                        57          146
Sonicblue, Inc.                        800        3,912
SpeedFam-Ipec, Inc.*                   220        1,353
Standard Microsystems Corp.            120        1,680
Supertex, Inc.                          66        1,185
Three Five Systems, Inc.               190        3,031
Ultratech Stepper, Inc.*               188        5,401
Uniroyal Technology                    124        1,141
Varian Semiconductor Equip., Inc.*     276       12,572
Zoran Corp.                            152        3,412
                                           ------------
                                                202,772
Software - 3.47%
Actuate Corp.*                         496        6,205
Adept Technology, Inc.*                 82          827
Advent Software, Inc.                  230       12,875

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Software - cont'd.
Appiant Technologies, Inc.            95         $289
Aremissoft Corp.*                    184        3,275
Aspen Technology, Inc.*              260        5,476
Avant Corp.*                         339        6,607
Barra, Inc.*                         150        6,906
Bindview Dev. Corp.*                 330          871
Black Box Corp.*                     168        9,776
Borland Software Corp.               479        4,589
Bottomline Technologies, Inc.*        72          257
Broadbase Software, Inc.*            472          576
Bsquare Corp.*                       103        1,329
Calico Commerce, Inc.*                48           95
Caminus Corp.*                        44        1,452
Captaris, Inc.                       220          464
Carecentric, Inc.                      3            8
Carreker Corp.*                       94        2,299
Cerner Corp.*                        220        9,907
Chordiant Software, Inc.*             40          119
Clarent Corp.*                       205        1,907
Clarus Corp.*                        136          880
Click2learn.com, Inc.*                82          163
Concord Communications, Inc.*        149        1,040
Convergent Communications, Inc.*     108            1
Convera Corp.                        100          733
Daleen Technologies, Inc.*            85           76
Datastream Systems, Inc.*            136        1,231
Deltek Systems, Inc.                  70          287
Dendrite Int'l., Inc.*               270        3,248
Digimarc Corp.*                       93        1,837
Documentum, Inc.*                    276        4,132
Dset Corp.*                           87           91
Edwards, J D & Co.*                  476        3,760
Epresence, Inc.*                     210          838
Exchange Applications, Inc.*         280          451
Fair Isaac & Co., Inc.               100        6,942
Filenet Corp.*                       299        4,186
Gartner Group, Inc.*                 697        5,576
Geoworks*                            128          243
Gerber Scientific, Inc.*             165        1,147
HNC Software, Inc.                   280        7,624
Hyperion Solutions Corp.*            290        4,875
Imation Corp.*                       305        7,036
IMR Global Corp.*                    186        1,588
Indus Int'l., Inc.*                  121          570
Informatica Corp.                    476       12,019
Information Architects Corp.*        184          248
Intelidata Technologies Corp.*       338        1,548
Interactive Intelligence, Inc.*       39          599
Interact Comm. Corp.*                129        1,543
Intertrust Technologies Corp.*       568        1,943
Intervoice, Inc.*                    287        2,982
JDA Software Group, Inc.*            182        2,725
Kronos, Inc.*                        110        3,743

                                    Shares        Value
                                    ------        -----

Software - cont'd.
Legato Systems, Inc.*                  757      $10,015
Level 8 Systems, Inc.*                  52          218
Lightspan, Inc.                         70          106
MCSI, Inc.*                             90        1,620
MRO Software, Inc.                     120        1,819
Manhattan Assocs., Inc.*                38        1,264
Manugistics Group, Inc.*               456       15,468
MapInfo Corp.*                         125        3,935
Mentor Graphics Corp.*                 560       14,734
Mercator Software, Inc.*               221          431
Metasolv Software, Inc.*                89          781
Micros Systems, Inc.*                  150        3,213
Mp3.com, Inc.*                         183          576
Natural Microsystems Corp.*            322        2,463
Neoforma.com, Inc.*                    147          138
Neon Systems, Inc.*                     41          233
Netguru.com, Inc.*                      50          145
Netmanage, Inc.                        460          386
Netsol Int'l., Inc.*                    31          149
Netiq*                                 295        8,661
Netscout Systems, Inc.*                126        1,040
Novadigm, Inc.*                        118        1,133
Nuance Communications*                  41          525
Numerical Technologies, Inc.*           47          804
Nyfix, Inc.*                           188        4,623
Onyx Software Corp.*                   190          764
Persistence Software, Inc.*             93           83
Phoenix Technology Ltd.*               200        2,170
Primus Knowledge Solutions, Inc.*      109          432
Progress Software Corp.*               290        4,104
Puma Technology, Inc.*                 292        1,148
QRS Corp.*                             110          974
Radiant Systems, Inc.*                 140        2,352
Remedy Corp.*                          230        4,032
SPSS, Inc.*                             70          909
SVI Solutions, Inc.*                   120          132
Sagent Technology, Inc.*               130          274
Sanchez Computer Assoc., Inc.*         110        1,256
Scientific Learning Corp.*              30          104
Sciquest.com, Inc.*                    171          328
Seachange Int'l., Inc.*                147        2,411
Serena Software, Inc.*                 130        2,504
Sonic Foundry, Inc. *                   96          210
Starbase Corp.*                        438          898
Structural Dynamics Res. Corp.*        311        5,132
Sybase, Inc.                            87        1,370
Systems & Computer Technology*         288        2,526
THQ, Inc.*                             180        6,856
Transaction Sys. Architects, Inc.*     321        2,709
Tricord Systems, Inc.*                 151          861
Ulticom, Inc.                           40          812
Unify Corp.*                            59           17
Unigraphics Solutions, Inc.             40          720

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Software - cont'd.
Verity, Inc.*                           259       $5,833
Vertel Corp.*                           245          458
Vertex Industries, Inc.*                149          416
Viewpoint Corp.                         202        1,036
Visual Networks, Inc.*                  270          972
                                            ------------
                                                 291,292
Specialty Retail - 3.30%
Aaron Rents, Inc.                       150        2,580
Abercrombie & Fitch Co.*                793       26,407
American Eagle Outfitters, Inc.*        288       10,719
Anntaylor Stores Corp.*                 219        5,968
Barnes & Noble, Inc.*                   438       13,924
Beebe Stores, Inc.                       20          490
Borders Group, Inc.*                    690       12,834
Buckle, Inc.                             70        1,418
Burlington Coat Factory Whse.           147        3,028
CSK Auto Corp.*                         162        1,102
Cato Corp.                              120        2,116
Charming Shoppes, Inc.*                 820        5,010
Chico's FAS, Inc.                       120        5,353
Childrens Place Retail Stores, Inc.     150        3,426
Claire S Stores, Inc.                   339        6,458
Copart, Inc.*                           320        7,331
Cost Plus, Inc.*                        180        4,284
Dress Barn, Inc.*                       131        3,170
Electronics Boutique Holdings            47        1,169
Footstar, Inc.                          156        5,694
Genesco, Inc.                           186        5,320
Group 1 Automotive, Inc.*               130        2,405
Guitar Center, Inc.*                    192        3,533
Handleman Co.*                          220        2,484
Haverty Furniture Cos., Inc.            146        2,044
Hollywood Entmt. Corp.*                 280          776
Hot Topic, Inc.*                        152        5,080
Hughes Supply, Inc.                     190        2,873
Intertan, Inc.                          240        3,365
Lawson Products, Inc.                    50        1,395
Linens 'N Things, Inc.*                 348        9,399
Mens Wearhouse, Inc.*                   281        7,151
Michaels Stores, Inc.*                  260        8,780
Office Max, Inc.*                       990        3,812
O Reilly Automotive, Inc.*              310        7,332
Pacific Sunwear of Calif.*              275        7,662
Payless Shoesource, Inc.*               188       11,985
Pep Boys-Manny Moe & Jack               410        1,964
Petsmart, Inc.*                         970        4,317
Pier 1 Imports, Inc.                    840        9,324
Regis Corp.                             300        5,550
Sonic Automotive, Inc.*                 173        1,820
Too, Inc.                               269        5,356
Trans World Entmt. Corp.*               249        2,234
Tweeter Home Entertainment Grp.         140        3,501
Ultimate Electronics, Inc.*              79        1,967

                                 Shares        Value
                                 ------        -----

Specialty Retail - cont'd.
United Rentals, Inc.                287       $5,746
Venator Group. Inc.*              1,199       15,875
Wilsons Leather Experts, Inc.*       83        1,837
Zale Corp.*                         299        9,975
                                        ------------
                                             277,339
Textiles & Apparel - 1.10%
Brown Shoe, Inc.                    158        3,117
Cole, Kenneth Prodtns., Inc.*        60        1,704
Columbia Sportswear Co.*             60        4,084
Fossil, Inc.*                       120        2,251
Guess, Inc.*                         67          415
Kellwood Co.                        200        4,270
Madden, Steven Ltd .*                80        1,426
Nautica Enterprises, Inc.*          251        4,611
Oshkosh B Gosh, Inc.                 90        2,436
Phillips Van Heusen Corp.           185        2,775
Polo Ralph Lauren Corp.*            467       12,142
Polymer Group, Inc.                 180          230
Quiksilver, Inc.*                   200        5,434
Reebok Int'l., Ltd.*                390        9,996
Russell Corp.                       230        4,416
Skechers USA, Inc.*                 124        4,470
Stride Rite Corp.                   380        2,827
Timberland Co.*                     150        7,398
Unifi, Inc.*                        470        2,811
Vans, Inc.*                         114        2,376
Warnaco Group, Inc.                 460          317
Wellman, Inc.                       279        5,203
Wolverine Jewellers, Inc.           110          902
Wolverine World Wide, Inc.          360        6,408
                                        ------------
                                              92,021
Tobacco - 0.20%
Schweitzer Mauduit Int'l., Inc.     120        2,574
Star Scientific, Inc.*              170          553
Universal Corp.                     240        9,288
Vector Group Ltd.                   119        4,297
                                        ------------
                                              16,712
Water Utilities - 0.20%
American States Water Co.*           90        2,961
California Water Service Grp.*      120        3,097
Philadelphia Suburban Corp.*        385        8,971
SJW Corp.                            20        1,614
                                        ------------
                                              16,643
Wireless Telecommunication Service -
  0.42%
Advanced Radio Telecom. Corp.*      300            7
AirGate PCS, Inc.*                   84        3,326
Alamosa Holdings, Inc.               94        1,315
Centennial Communications Corp.      70        1,050
Leap Wireless Int'l., Inc.          251        8,750
Metrocall, Inc.                     676           54
Motient corp.                       292          312
Price Communications Corp.          395        7,118

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

Wireless Telecommunication Service - cont'd.
Rural Celluar Corp.*                                            84       $3,142
SBA Communications Corp.                                       237        8,079
Terremark Worldwide, Inc.*                                   1,105        1,967
Weblink Wireless, Inc.                                         407           38
                                                                   ------------
                                                             3,995       35,159
TOTAL COMMON STOCKS
 (Cost $8,129,194)                                                   $7,483,487
                                                                   ------------
INVESTMENT IN OTHER INVESTMENT COMPANIES - 3.45%
iShares Russell 2000 Index Fund                              2,990     $290,030
                                                                   ------------
TOTAL INVESTMENT IN OTHER INVESTMENT COMPANY
 (Cost $271,415)                                                        290,030
                                                                   ------------
PREFERRED STOCKS - 0.01%
Corrections Corporation of America Series B, 12%                54          484
                                                                   ------------
TOTAL PREFERRED STOCKS
 (Cost $882)                                                               $484
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----
WARRANTS - 0.00%
Bank United Corp. Litigation Contingent Payment Rights        $300         $108
Endo Pharmaceutical Holdings, Warrant Exp. 12/31/02            100           32
                                                                   ------------
TOTAL WARRANTS
 (Cost $737)                                                               $140
                                                                   ------------
U.S. TREASURY OBLIGATIONS - SHORT-TERM - 0.89%
U.S. Treasury Bills - 0.89%
4.38% due 05/24/01                                          25,000      $24,930
3.60% due 06/14/01                                          50,000       49,780
                                                                   ------------
TOTAL U.S. TREASURY
 OBLIGATIONS - SHORT-TERM
 (Cost $74,710)                                                         $74,710
                                                                   ------------
REPURCHASE AGREEMENTS - 6.61%
Repurchase Agreement with State Street Bank & Trust Co.
 dated 04/30/01 at 4.52%, to be repurchased at $556,069
 on 05/01/01, collateralized by U.S. Government
 Securities (Cost $556,000)                                556,000     $556,000
                                                                   ------------
TOTAL INVESTMENTS
 (Small Cap Index Fund) (Cost $9,032,938)                            $8,404,851
                                                                   ------------
-------------------------------------------------------------------------------
Socially Responsible Fund
-------------------------------------------------------------------------------
                                                            Shares        Value
                                                            ------        -----

COMMON STOCKS - 91.86%
Airlines - 0.31%
AMR Corp.                                                      860      $32,775
                                                                   ------------

                      Shares        Value
                      ------        -----

Air Freight &
 Couriers - 0.35%
United Parcel
 Service, Inc.           650      $37,343
                             ------------
Auto Components -
  0.76%
Autoliv, Inc.            400        7,892
Borg Warner
 Automotive, Inc.        600       26,718
Johnson Controls,
 Inc.                    625       45,250
                             ------------
                                   79,860
Banks - 4.92%
Bancwest Corp.           800       19,960
Bank America Corp.     1,800      100,800
Bank of New York,
 Inc.                    800       40,160
Commerce Bancshares,
 Inc.                    200        6,780
Fleetboston
 Financial Corp.       1,470       56,404
Golden State
 Bancorp, Inc.           800       23,840
Greenpoint Financial
 Corp.                 1,150       42,320
Mellon Financial
 Corp.                   300       12,279
PNC Financial
 Services Group,
 Inc.                    700       45,549
Suntrust Banks, Inc.     850       53,975
TCF Financial Corp.      350       13,311
US Bancorp               650       13,767
Washington Mutual,
 Inc.                    800       39,944
Wells Fargo & Co.        800       37,576
Westamerica
 Bancorporation          350       12,810
                             ------------
                                  519,474
Beverages - 1.43%
Coca Cola Co.          1,750       80,833
Pepsico, Inc.          1,610       70,534
                             ------------
                                  151,367
Chemicals - 0.47%
Grace W R & Co.*       1,050        1,722
PPG Industries, Inc.     550       29,233
Praxair, Inc.            400       18,932
                             ------------
                                   49,887
Commercial Services &
 Supplies - 2.13%
Allied Waste
 Industries, Inc.      1,000       15,920
Arbitron, Inc.           130        2,714
Automatic Data
 Processing, Inc.        750       40,688
Ceridian Corp.           550        9,900
First Data Corp.       1,070       72,161
Galileo
 International, Inc.     400        9,768
IMS Health, Inc.       1,050       28,823
Paychex, Inc.            675       23,328
Waste Management,
 Inc.                    900       21,969
                             ------------
                                  225,270
Communications Equipment -
  2.99%
Cisco Systems, Inc.*   5,550       94,239
Corning, Inc.          1,150       25,266
JDS Uniphase Corp.*      850       18,182
Lucent Technologies,
 Inc.                  2,560        5,626
Motorola, Inc.         2,700       41,985
Nortel Networks
 Corp.                 3,040       46,512
Qualcomm, Inc.*          500       28,680

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Communications Equipment - cont'd.
Scientific Atlanta, Inc             400      $23,092
Tellabs, Inc.*                      350       12,289
                                        ------------
                                             315,869
Computers & Peripherals - 4.09%
Compaq Computer Corp.             1,350       23,625
Dell Computer Corp.*                800       21,032
E M C Corp.*                      1,850       73,260
Hewlett Packard Co.               1,100       31,273
International Business Machines   1,750      201,495
Lexmark International, Inc.*        250       15,358
Network Appliance, Inc.*            200        4,550
Sun Microsystems, Inc.*           3,600       61,632
                                        ------------
                                             432,225
Construction & Engineering - 0.13%
Quanta Services, Inc.               550       14,130
                                        ------------
Electric Utilities - 1.45%
Allegheny Energy, Inc.              500       25,580
DQE, Inc.                           850       25,866
DPL, Inc.                         1,221       37,839
OGE Energy Corp.                    900       19,845
Potomac Electric Power Co.        1,350       29,511
Puget Energy, Inc.                  600       14,244
                                        ------------
                                             152,884
Electrical Equipment - 1.99%
Cooper Industries, Inc.           1,160       43,349
Emerson Electric Co.                750       49,988
Molex, Inc.                         412       16,641
Rockwell International Corp.      1,350       60,791
SPX Corp.                           200       22,522
Sensormatic Electronics Corp.*      440        6,380
Vishay Intertechnology, Inc.*       425       10,604
                                        ------------
                                             210,274
Electronic Equipment & Instruments -
  0.86%
AVX Corp.*                        1,050       19,467
Agilent Technologies, Inc.*         424       16,540
Amphenol Corp.                      200        8,420
Arrow Electronics, Inc.             800       22,400
Kemet Corp.*                      1,150       23,598
                                        ------------
                                              90,425
Energy Equipment & Services - 2.81%
BJ Services Co.                     250       20,563
Baker Hughes, Inc.                1,650       64,829
Cooper Cameron Corp.*               300       18,918
Halliburton Co.                     450       19,445
Helmerich & Payne, Inc.           1,500       76,845
Rowan Companies, Inc.*              550       18,255
Schlumberger, Ltd.                  590       39,117
Tidewater, Inc.                     830       38,902
                                        ------------
                                             296,872

                                  Shares        Value
                                  ------        -----

Financial Services - 8.39%
American Express Co.               1,160      $49,230
Bear Stearns Companies, Inc.         350       17,605
Citigroup, Inc.                    4,050      199,058
Federal Home Loan Mortgage Corp.   1,150       75,670
Federal National Mortgage Assn.    1,550      124,403
Household International, Inc.        850       54,417
J P Morgan Chase & Co.             1,050       50,379
Lehman Brothers Holdings, Inc.     1,170       85,118
MBNA Corp.                         1,450       51,693
Merrill Lynch & Co., Inc.          1,140       70,338
Morgan Stanley Dean Witter & Co.     850       53,372
Providian Financial Corp.            450       23,985
UBS AG                               178       27,020
Waddell & Reed Financial, Inc.       150        4,563
                                         ------------
                                              886,850
Food & Drug Retailing - 1.31%
CVS Corp.                            650       38,318
Safeway, Inc.                        850       46,155
Sysco Corp.                          400       11,248
Walgreen Co.                       1,000       42,780
                                         ------------
                                              138,501
Food Products - 1.32%
Campbell Soup Co.                    720       21,917
Conagra, Inc.                      1,600       33,296
Heinz H J Co.                        350       13,703
Hershey Foods Corp.                  400       24,164
Quaker Oats Co.                      300       29,100
Sara Lee Corp.                       880       17,521
                                         ------------
                                              139,700
Gas Utilities - 2.93%
AGL Resources, Inc.                4,570      104,425
National Fuel Gas Co.              1,400       78,680
Nicor, Inc.                          300       11,757
Oneok, Inc.                        1,600       69,152
Peoples Energy Corp.*              1,150       45,713
                                         ------------
                                              309,726
Health Care Equipment & Supplies - 0.15%
Medtronic, Inc.                      350       15,610
                                         ------------
Health Care Providers & Services -
  3.35%
Cigna Corp.                        1,250      133,375
Express Scripts, Inc.                220       18,678
HCA Healthcare Co.                 1,760       68,112
Oxford Health Plans, Inc.*         1,450       45,095
Tenet Healthcare Corp.             1,560       69,638
UnitedHealth Group, Inc.             300       19,644
                                         ------------
                                              354,542
Hotels, Restaurants & Leisure - 0.43%
Carnival Corp.                       650       17,225
Darden Restaurants, Inc.           1,050       28,676
                                         ------------
                                               45,901

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

Household Durables - 0.45%
Black & Decker Corp.                   850      $33,881
Pulte Corp.                            300       14,034
                                           ------------
                                                 47,915
Household Products - 2.14%
Colgate Palmolive Co.                  950       53,058
Kimberly Clark Corp.                 1,450       86,130
Procter & Gamble Co.                 1,450       87,073
                                           ------------
                                                226,260
Industrial Conglomerates - 1.25%
ITT Industries, Inc.                   650       28,646
Tyco International. Ltd.             1,946      103,858
                                           ------------
                                                132,504
Insurance - 3.91%
AFLAC, Inc.                            800       25,440
Allstate Corp.                         500       20,875
American International Group, Inc.   2,450      200,410
Chubb Corp.                            300       20,025
John Hancock Financial Services      1,750       65,013
Hartford Financial Services Group      270       16,767
Lincoln National Corp.                 700       32,312
Marsh & McLennan Cos., Inc.            300       28,932
PMI Group, Inc.                         50        3,215
                                           ------------
                                                412,989
Internet Software & Services - 0.04%
Ariba, Inc.                            500        3,865
                                           ------------
IT Consulting Services - 0.63%
Electronic Data Systems Corp.        1,030       66,435
                                           ------------
Leisure Equipment & Products - 0.38%
Callaway Golf Co.                      800       19,408
Mattel, Inc.                         1,250       20,188
                                           ------------
                                                 39,596
Machinery - 0.72%
Deere & Co.                            480       19,714
Dover Corp.                          1,050       41,024
Timken Co.                             900       15,390
                                           ------------
                                                 76,127
Media - 5.91%
AOL Time Warner, Inc.                4,800      242,400
Belo A H Corp.                         550        9,702
Cablevision (NY) Group Class A         225       15,469
Clear Channel Communications*          200       11,160
Comcast Corp.                        1,400       61,474
Cox Communications, Inc.               400       18,204
Disney Walt Co.                      2,520       76,230
Gannett, Inc.                        1,060       68,423
Knight Ridder, Inc.                    650       35,198
Omnicom Group                          100        8,785
Scripps E W Co.                        400       25,688
Viacom, Inc.*                          996       51,852
                                           ------------
                                                624,584

                                 Shares        Value
                                 ------        -----

Metals & Mining - 0.20%
Alcan Aluminum, Ltd.                470      $20,915
                                        ------------
Multiline Retail - 2.97%
Federated Dept. Stores, Inc.        500       21,490
Sears Roebuck & Co.               1,010       37,219
Target Corp.                      1,130       43,449
Wal Mart Stores, Inc.             4,100      212,134
                                        ------------
                                             314,291
Oil & Gas - 1.07%
Ashland, Inc.                     1,140       49,088
Equitable Resources, Inc.           800       64,000
                                        ------------
                                             113,088
Paper & Forest Products - 0.36%
Bowater, Inc.                       200        9,700
Rayonier, Inc.                      640       28,064
                                        ------------
                                              37,764
Personal Products - 0.20%
Avon Products, Inc.                 500       21,160
                                        ------------
Pharmaceuticals - 10.38%
Abbott Laboratories               2,960      137,285
Allergan, Inc.                      500       38,000
Bristol Myers Squibb Co.          2,610      146,160
Ivax Corp.*                       1,300       52,065
Johnson & Johnson                 2,060      198,749
Lilly Eli & Co.                   1,650      140,250
Merck & Co., Inc.                 3,920      297,802
Schering Plough Corp.             2,240       86,330
                                        ------------
                                           1,096,641
Real Estate - 0.25%
Host Marriott Corp.               2,050       26,425
                                        ------------
Road & Rail - 0.70%
Burlington Northern               1,050       30,870
Union Pacific Corp.                 750       42,668
                                        ------------
                                              73,538
Semiconductor Equipment & Products - 4.00%
Advanced Micro Devices, Inc.*       200        6,200
Analog Devices, Inc.*               400       18,924
Applied Materials, Inc.*            850       46,410
Cirrus Logic, Inc.                1,150       18,699
Cypress Semiconductor Corp.          50        1,130
Integrated Device Technology*       250        9,793
Intel Corp.                       6,150      190,097
LSI Logic Corp.*                    350        7,165
Micron Technology, Inc.*            700       31,766
National Semiconductor Corp.*       450       12,960
Teradyne, Inc.*                     250        9,875
Texas Instruments, Inc.           1,550       59,985
Xilinx. Inc.*                       200        9,494
                                        ------------
                                             422,497
Software - 4.97%
Adobe Systems, Inc.                 600       26,952
Computer Assoc. Int'l., Inc.*       300        9,657

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                     ------        -----

Software - cont'd.
Inktomi Corp.*                                         200        $1,466
Intuit                                                 800        25,632
Microsoft Corp.*                                     4,630       313,683
Openwave Systems, Inc.                                 613        21,216
Oracle Corp.*                                        5,600        90,496
Sybase, Inc.*                                          600         9,450
Symantec, Corp.                                         20         1,296
Veritas Software Corp.*                                433        25,811
                                                            ------------
                                                                 525,659
Specialty Retail - 2.30%
Autozone, Inc.                                         400        12,536
Best Buy Co., Inc.*                                    200        11,010
Home Depot, Inc.                                     2,050        96,555
Lowes Cos., Inc.                                       350        22,050
Payless Shoesource, Inc.                               300        19,125
Radioshack Corp.                                       690        21,135
TJX Companies, Inc.                                  1,250        39,163
Toys R Us, Inc.                                        850        21,080
                                                            ------------
                                                                 242,653
Telecommunications - 6.25%
A T & T Corp.                                        3,917        87,271
Alltel Corp.                                           250        13,653
Bellsouth Corp.                                      2,590       108,676
Global Crossing, Ltd.*                                 550         6,892
Qwest Communications Int'l., Inc.*                     641        26,217
SBC Communications, Inc.                             3,900       160,875
Sprint Corp.*                                          800        17,104
Verizon Communications                               3,522       193,957
Worldcom, Inc.*                                      2,500        45,625
                                                            ------------
                                                                 660,269
Wireless Telecommunications - 0.21%
Nextel Communications, Inc.*                           400         6,500
Sprint Corp.*                                          600        15,378
                                                            ------------
                                                                  21,878
TOTAL COMMON STOCKS (Cost $10,002,939)                        $9,706,532
                                                            ------------
COMMON STOCK UNIT - 0.12%
Financial Services - 0.12%
SPDR Trust                                             100       $12,491
                                                            ------------
TOTAL COMMON STOCK UNIT (Cost $15,252)                           $12,491
                                                            ------------
                                                  Principal        Value
                                                  --------- ------------
U.S. TREASURY OBLIGATIONS - SHORT-TERM - 1.37%
U.S. Treasury Bills - 1.37%
3.60% due 06/14/01                                 $25,000        $4,890
3.99% due 05/31/01                                  30,000        29,900
4.38% due 05/24/01                                  60,000        59,832
4.42% due 05/17/01                                  30,000        29,941
                                                   -------  ------------
TOTAL U.S. TREASURY OBLIGATIONS-SHORT-TERM (Cost
 $144,563)                                                      $144,563
                                                            ------------

                                                         Principal        Value
                                                         --------- ------------

REPURCHASE AGREEMENT - 6.65%
Repurchase Agreement with State Street Bank & Trust Co.
 dated 04/30/01 at 4.52%, to be repurchased at $703,087
 on 05/01/01, collateralized by U.S. Government
 Securities
 (Cost $703,000)                                         $703,000      $703,000
                                                                   ------------
TOTAL INVESTMENTS
 (Socially Responsible Fund) (Cost $10,865,754)                     $10,566,586
                                                                   ------------
-------------------------------------------------------------------------------
Stock Index Fund
-------------------------------------------------------------------------------
                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 91.45%
Aerospace & Defense - 1.47%
Boeing Co.                                                  2,340      $144,612
General Dynamics Corp.                                        560        43,165
Goodrich, B. F. Co.                                           290        11,426
Honeywell Int'l Inc.                                        2,230       109,002
Lockheed Martin Corp.                                       1,210        42,544
Northrop Grumman Corp.                                        240        21,660
Raytheon Co.                                                  950        28,054
United Technologies Corp.                                   1,320       103,066
                                                                   ------------
                                                                        503,528
Air Freight & Couriers - 0.10%
Fedex Corp.*                                                  830        34,918
                                                                   ------------
Airlines - 0.22%
AMR Corp.                                                     420        16,006
Delta Air Lines Inc.                                          350        15,411
Southwest Airlines Co.                                      2,125        38,696
US Airways Group Inc.*                                        190         5,301
                                                                   ------------
                                                                         75,414
Auto Components - 0.25%
Cooper Tire and Rubber Co.                                    200         2,408
Dana Corp.                                                    410         8,048
Delphi Automotive Sys. Corp.                                1,570        23,393
Goodyear Tire And Rubber                                      440        10,881
Johnson Controls, Inc.                                        240        17,376
Snap On, Inc.                                                 160         4,640
TRW, Inc.                                                     350        13,461
Visteon Corp.                                                 364         6,017
                                                                   ------------
                                                                         86,224
Automobiles - 0.81%
Ford Motor Co.                                              5,191       153,031
General Motors Corp.                                        1,530        83,859
Harley Davidson, Inc.                                         850        39,177
                                                                   ------------
                                                                        276,066
Banks - 5.00%
Amsouth BanCorp.                                            1,050        18,008
Bank of America Corp.                                       4,560       255,360
Bank New York, Inc.                                         2,070       103,914

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Banks - cont'd.
Bank One Corp.                        3,240      $122,375
BP&T Corp.                            1,120        39,670
Charter One Finl., Inc.                 580        16,994
Comerica, Inc.                          500        25,715
Fifth Third BanCorp.                  1,584        85,156
First Union Corp.                     2,740        82,118
Fleet Boston Finl Corp.               3,039       116,606
Golden West Finl Corp.                  440        25,828
Huntington Bancshares, Inc.             700        10,549
KeyCorp.                              1,190        27,584
Mellon Finl Corp.                     1,370        56,074
National City Corp.                   1,700        46,257
Northern Trust Corp.                    620        40,319
PNC Finl Svcs Group, Inc.               810        52,707
Regions Financial Corp.                 680        20,706
South Trust Corp.                       470        22,349
Suntrust Banks, Inc.                    830        52,705
Synovus Finl Corp.                      810        23,312
Union Planters Corp.                    390        14,824
US BanCorp.                           5,399       114,351
Wachovia Corp.                          590        35,872
Washington Mutual, Inc.               1,630        81,386
Wells Fargo & Co.                     4,790       224,986
                                             ------------
                                                1,715,724
Beverages - 1.86%
Anheuser Busch Cos., Inc.             2,530       101,175
Brown Forman Corp.                      190        11,552
Coca Cola Co.                         6,970       321,944
Coca Cola Enterprises, Inc.           1,170        21,212
Coors Adolph Co.                        100         5,200
Pepsico, Inc.                         4,040       176,992
                                             ------------
                                                  638,076
Biotechnology - 0.74%
Amgen, Inc.*                          2,910       177,917
Biogen, Inc.*                           410        26,511
Chiron Corp.                            540        25,925
Medimmune, Inc.*                        590        23,099
                                             ------------
                                                  253,452
Building Products - 0.01%
Crane Co.                               170         4,784
Masco Corp.                           1,250        28,750
                                             ------------
                                                   33,534
Chemicals - 1.06%
Air Products & Chemicals, Inc.          640        27,514
Dow Chemical Co.                      2,515        84,127
Du Pont E I De Nemours & Co.          2,920       131,955
Eastman Chemical Co.                    220        11,713
Engelhard Corp.                         360         9,256
FMC Corp.*                               90         6,452
Great Lakes Chemical Corp.              140         4,400
Hercules, Inc.                          300         3,585
International Flavours & Fragrances*    270         6,674

                                  Shares        Value
                                  ------        -----

Chemicals - cont'd.
PPG Industries, Inc.                 470      $24,981
Praxair, Inc.                        440       20,825
Rohm & Haas Co.                      620       21,309
Sigma Aldrich                        220       10,129
                                         ------------
                                              362,919
Commercial Services & Supplies - 1.56%
Allied Waste Industries, Inc.*       550        8,756
Automatic Data Processing, Inc.    1,780       96,565
Avery Dennison Corp.                 310       17,382
Block, H & R Inc.                    260       14,300
Cendant Corp.*                     2,150       38,141
Cintas Corp.                         470       20,591
Concord EFS, Inc.                    600       27,930
Convergys Corp.*                     480       17,520
Deluxe Corp.                         200        5,198
Donnelley, R R & Sons Co.            340        9,466
Ecolab, Inc.                         360       13,619
Equifax, Inc.                        400       13,228
First Data Corp.                   1,110       74,858
Fiserv, Inc.                         340       18,816
IMS Health, Inc.                     820       22,509
Paychex, Inc.                      1,040       35,942
Pitney Bowes, Inc.                   710       27,030
Robert Half Int'l, Inc.              500       13,900
Sabre Holdings Corp.                 369       18,398
Waste Management, Inc.             1,740       42,473
                                         ------------
                                              536,622
Communications Equipment - 3.11%
ADC Telecommunications Inc.*       2,180       16,372
Andrew Corp.*                        230        4,030
Avaya Inc.*                          788       11,655
Cabletron Systems Inc.*              520        8,154
Cisco Systems Inc.*               20,380      346,052
Comverse Technology Inc.*            460       31,510
Corning Inc.                       2,580       56,683
JDS Uniphase Corp.*                3,660       78,287
Lucent Technologies Inc.           9,530       95,395
Motorola Inc.                      6,120       95,166
Nortel Networks Corp.              8,920      136,476
Qualcomm Inc.*                     2,110      121,030
Scientific Atlanta Inc.              450       25,979
Tellabs Inc.*                      1,150       40,377
                                         ------------
                                            1,067,164
Computers & Peripherals - 4.38%
Apple Computer, Inc.*                970       24,725
Compaq Computer Corp.              4,730       82,775
Dell Computer Corp.*               7,250      190,603
E M C Corp.*                       6,130      242,748
Gateway Inc.*                        910       17,290
Hewlett Packard Co.                5,410      153,806
IBM                                4,910      565,337
Lexmark Int'l Inc.*                  360       22,115

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Computers & Peripherals - cont'd.
NCR Corp.*                            270      $12,693
Network Appliance Inc.*               900       20,475
Palm Inc.*                          1,589       12,728
Sun Microsystems Inc.*              9,130      156,306
                                          ------------
                                             1,501,601
Construction & Engineering - 0.04%
Fluor Corp.                           200       10,542
McDermott Int'l Inc.                  170        2,076
                                          ------------
                                                12,618
Construction Materials - 0.04%
Vulcan Materials Co.                  280       12,944
                                          ------------
Containers & Packaging - 0.09%
Ball Corp.                             80        3,680
Bemis Inc.                            150        5,642
Pactiv Corp.*                         440        6,151
Sealed Air Corp.*                     230        8,924
Temple Inland Inc.                    140        7,140
                                          ------------
                                                31,537
Diversified Financials - 6.95%
American Express Co.                3,730      158,301
Bear Stearns Cos., Inc.               300       15,090
Capital One Financial Corp.           550       34,573
CIT Group Inc.                        730       26,791
Citigroup Inc.                     14,072      691,639
Countrywide Credit Inds Inc.          330       14,081
Federal Home Ln Mtg Corp.           1,950      128,310
Federal Natl Mtg Assn.              2,820      226,333
Franklin Resources Inc.               740       32,301
Household Int'l Inc.                1,320       84,506
JP Morgan Chase & Co.               5,326      255,541
Lehman Brothers Hldgs Inc.            700       50,925
MBNA Corp.                          2,390       85,204
Merrill Lynch & Co Inc.             2,260      139,442
Moodys Corp.                          460       14,444
Morgan Stanley Dean Witter & Co.    3,130      196,533
Price, T Rowe & Assoc Inc.            340       11,818
Providian Financial Corp.             800       42,640
Schwab, Charles Corp.               3,880       76,824
State Street Corporation              450       46,701
Stilwell Financial Inc.               620       18,271
USA Education Inc.                    460       32,706
                                          ------------
                                             2,382,975
Diversified Telecommunication - 5.10%
Alltel Corp.                          880       48,057
AT & T Corp.                       10,530      234,608
Bellsouth Corp.                     5,240      219,870
CenturyTel Inc.                       390       10,600
Citizens Communication Co.            780        8,970
Global Crossing Ltd *               2,480       31,074
Qwest Communications Int'l Inc.*    4,639      189,735
SBC Communications Inc.             9,480      391,050
Sprint Corp.*                       2,480       53,022

                                  Shares        Value
                                  ------        -----

Diversified Telecommunication - cont'd.
Verizon Communications            7,568      $416,770
Worldcom Inc.*                    8,060       147,095
                                         ------------
                                            1,750,852
Electric Utilities - 2.56%
AES Corp.*                        1,480        70,552
Allegheny Energy, Inc.              340        17,394
Ameren Corp.                        380        15,949
American Electric Power Inc.        900        44,406
Calpine Corp.                       840        47,872
Cinergy Corp.                       450        15,606
CMS Energy Corp.                    370        11,581
Consolidated Edison Inc.            590        22,072
Constellation Energy Group Inc.     450        21,483
Dominion Resources Inc.             670        45,888
DTE Energy Co.                      400        16,768
Duke Energy Co.                   2,150       100,534
Edison Int'l                        910         8,964
Energy Corp.                        620        25,110
Exelon Corp.                        890        61,455
FirstEnergy Corp.                   630        19,089
FPL Group Inc.                      500        29,950
GPU Inc.                            340        11,325
Mirant Corp.                        951        38,801
Niagara Mohawk Hldgs. Inc.*         450         7,565
PG&E Corp.                        1,080         9,688
Pinnacle West Capital Corp.         240        12,046
PPL Corp.                           410        22,550
Progress Energy, Inc.               580        25,659
Public Svc Enterprise Group         600        27,864
Reliant Energy Inc.                 830        41,127
Southern Co.                      1,890        44,207
TXU Corp.                           720        31,651
XCEL Energy Inc.                    950        29,640
                                         ------------
                                              876,793
Electrical Equipment - 0.54%
American Power Conversion Corp.*    550         7,783
Cooper Industries Inc.              260         9,716
Emerson Electric Co.              1,210        80,647
Molex Inc.                          550        22,215
National Svc Industries Inc.        110         2,651
Power One Inc.*                     220         3,852
Rockwell Int'l Corp.                510        22,965
Symbol Technologies, Inc.           615        19,373
Thermo Electron Corp.*              500        13,180
Thomas & Betts Corp.                160         3,307
                                         ------------
                                              185,688
Electronic Equipment & Instruments -
  0.47%
Agilent Technologies Inc.*        1,279        49,894
Jabil Circuit, Inc.                 530        15,391
Millipore Corp.                     130         7,456
PerkinElmer Inc.                    140         9,367
Sanmina Corp.*                      860        25,069

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                               Shares        Value
                               ------        -----

Electronic Equipment & Instruments - cont'd.
Solectron Corp.*               1,810       $46,065
Tektronix Inc.                   270         6,534
                                      ------------
                                           159,775
Energy Equipment & Services - 0.86%
Baker Hughes Inc.                930        36,540
Halliburton Co.                1,240        53,580
Nabors Industries Inc.*          410        24,444
Noble Drilling Corp.             380        18,430
Rowan Cos Inc.*                  260         8,629
Schlumberger Ltd               1,600       106,080
Transocean Sedco Forex Inc.      880        47,766
                                      ------------
                                           295,470
Food & Drug Retailing - 1.25%
Albertsons Inc.                1,150        38,410
CVS Corp.                      1,100        64,845
Kroger Co.*                    2,300        51,957
Longs Drug Stores Corp.          110         3,262
Safeway Inc.*                  1,400        76,020
Supervalu Inc.                   370         5,058
Sysco Corp.                    1,890        53,147
Walgreen Co.                   2,850       121,923
Winn Dixie Stores Inc.           390        12,312
                                      ------------
                                           426,934
Food Products - 1.27%
Archer Daniels Midland Co.     1,770        21,081
Campbell Soup Co.              1,180        35,919
Conagra Inc.                   1,500        31,215
General Mills Inc.               790        31,134
Heinz, H J Co.                   970        37,976
Hershey Foods Corp.              380        22,956
Kellogg Co.                    1,140        29,070
Quaker Oats Co.                  370        35,890
Ralston Purina Co.               870        26,439
Sara Lee Corp.                 2,190        43,603
Unilever N V                   1,600        89,792
Wrigley (WM) Jr Co.              640        30,918
                                      ------------
                                           435,993
Gas Utilities - 0.51%
El Paso Energy Corp.           1,397        96,114
Keyspan Corp.                    380        15,086
Kinder Morgan, Inc.              320        18,784
Nicor Inc.                       130         5,095
Nisource, Inc.                   570        16,969
Oneok Inc.                        80         3,458
Peoples Energy Corp.             100         3,975
Sempra Energy                    570        15,772
                                      ------------
                                           175,252
Health Care Equipment & Supplies -
  1.17%
Applera Corp.                    590        18,915
Bard, C R Inc.                   140         6,161
Bausch & Lomb Inc.               150         6,405
Baxter Int'l Inc.                820        74,743

                                 Shares        Value
                                 ------        -----

Health Care Equipment & Supplies -
  cont'd.
Becton Dickinson & Co.             720       $23,292
Biomet Inc.                        500        21,365
Boston Scientific Corp.*         1,130        17,944
Guidant Corp.*                     860        35,260
Medtronic Inc.                   3,370       150,302
St. Jude Medical, Inc.*            240        13,740
Stryker Corp.                      550        32,610
                                        ------------
                                             400,738
Health Care Providers & Services -
  1.08%
Aetna Inc.                         410        11,558
Cardinal Health Inc.             1,170        78,858
Cigna Corp.                        430        45,881
HCA Healthcare Co.               1,550        59,985
Healthsouth Corp.*               1,080        15,174
Humana Inc.*                       470         4,644
Manor Care Inc.*                   290         6,728
McKesson HBOC Inc.                 800        24,672
Quintiles Transnational Corp.*     320         6,576
Tenet Healthcare Corp.             900        40,176
Unitedhealth Group Inc.            890        58,277
Wellpoint Health Networks Inc.*    180        17,685
                                        ------------
                                             370,214
Hotels, Restaurants & Leisure - .80%
Carnival Corp.                   1,640        43,460
Darden Restaurants Inc.            330         9,012
Harrahs Entertainment Inc.*        330        11,385
Hilton Hotels Corp.              1,030        11,382
Marriott Int'l Inc.                670        30,740
McDonalds Corp.                  3,670       100,925
Starbucks Corp.*                 1,060        20,511
Starwood Hotels & Resorts          540        19,489
Tricon Global Restaurants Inc.*    410        18,376
Wendys Int'l Inc.                  320         8,106
                                        ------------
                                             273,385
Household Durables - 0.30%
American Greetings Corp.           180         2,072
Black & Decker Corporation         230         9,168
Centex Corp.                       170         7,336
Fortune Brands Inc.                430        13,395
Kaufman & Broad Home Corp.         120         3,626
Leggett & Platt Inc.               550        10,676
Maytag Corp.                       220         7,645
Newell Rubbermaid Inc.             750        20,220
Pulte Corp.                        110         5,146
Stanley Works                      240         8,700
Tupperware Corp.                   160         3,523
Whirlpool Corp.                    190        10,596
                                        ------------
                                             102,102
Household Products - 1.22%
Clorox Co.                         660        21,008
Colgate Palmolive Co.            1,600        89,360

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Household Products - cont'd.
Kimberly Clark Corp.               1,500      $89,100
Proctor & Gamble Co.               3,640      218,582
                                         ------------
                                              418,050
Industrial Conglomerates - 5.17%
General Electric Co.              27,750    1,346,708
ITT Industries, Inc.                 250       11,018
Minnesota Mng & Mfg Co.            1,120      133,291
Textron, Inc.                        400       21,208
Tyco Int'l Ltd                     4,910      262,047
                                         ------------
                                            1,774,271
Insurance - 3.59%
Aflac Inc.                         1,480       47,064
Allstate Corp.                     2,050       85,588
Ambac Financial Group, Inc.          300       16,143
American General Corp.             1,400       61,054
American Int'l Group, Inc.         6,520      533,336
AON Corp.                            720       23,933
Chubb Corp.                          490       32,708
Cincinnati Financial Corp.           450       17,271
Conseco Inc.                         910       17,317
Hartford Financial Svcs Grp          660       40,986
Jefferson Pilot Corp.                435       20,297
Lincoln National Corp.               540       24,926
Loews Corp.                          560       37,750
Marsh & McLennan Cos., Inc.          770       74,259
MBIA Inc.                            420       20,097
Metlife, Inc.                      2,140       62,060
MGIC Invest. Corp.                   300       19,497
Progressive Corp.                    210       24,528
Safeco Corp.                         360        9,612
St Paul Cos Inc.                     610       27,511
Torchmark Inc.                       350       13,262
UnumProvident Corp.                  670       20,040
                                         ------------
                                            1,229,237
Internet Software & Services - 0.11%
Broadvision, Inc.                    750        4,793
Yahoo Inc.*                        1,560       31,481
                                         ------------
                                               36,273
IT Consulting Services - 0.34%
Computer Sciences Corp.*             470      $16,746
Electronic Data Systems Corp.      1,310       84,495
Sapient Corp.*                       340        4,573
Unisys Corp.*                        890       10,716
                                         ------------
                                              116,530
Leisure Equipment & Products - 0.19%
Brunswick Corp.                      240        4,814
Eastman Kodak Co.                    840       36,540
Hasbro Inc.                          480        5,880
Mattel Inc.                        1,190       19,219
                                         ------------
                                               66,453

                                       Shares        Value
                                       ------        -----

Machinery - 0.75%
Caterpillar Inc.                          960      $48,192
Cummins Engine Inc.                       120        4,968
Danaher Corp.                             400       22,404
Deere & Co.                               660       27,106
Dover Corp.                               570       22,270
Eaton Corp.                               200       14,722
Illinois Tool Works, Inc.                 850       53,873
Ingersoll Rand Co.                        450       21,150
Navistar Int'l Corp. Inc.*                170        4,388
Paccar Inc.                               220       10,674
Pall Corp.                                340        7,980
Parker Hannifin Corp.                     330       15,385
Timken Co.                                170        2,907
                                              ------------
                                                   256,019
Media - 4.45%
AOL Time Warner, Inc.*                 12,120      612,060
Clear Channel Communications*           1,640       91,512
Comcast Corp.*                          2,630      115,483
Disney, Walt Co.                        5,830      176,358
Dow Jones & Co Inc.                       250       13,568
Gannett Inc.                              740       47,767
Harcourt General, Inc.                    210       11,512
Interpublic Group Cos., Inc.              860       29,197
Knight Ridder Inc.                        210       11,372
McGraw-Hill Cos., Inc.                    550       35,629
Meredith Corp.                            140        5,284
New York Times Co.                        460       18,874
Omnicom Group                             500       43,925
Tribune Co.                               850       35,819
Univision Communications, Inc.            580       25,352
Viacom Inc.*                            4,890      254,573
                                              ------------
                                                 1,528,284
Metals & Mining - 0.67%
Alcan Aluminum Ltd                        890       39,605
Alcoa Inc.                              2,420      100,188
Allegheny Technologies Inc.               220        4,013
Barrick Gold Corp.                      1,110       18,248
Freeport-McMoran Copper & Gold, Inc.*     420        5,947
Homestake Mining Co.*                     710        4,423
INCO Ltd                                  510        9,251
Newmont Mining Corp.                      540        9,844
Nucor Corp.                               220       11,161
Phelps Dodge Corp.                        220       $9,843
Placer Dome, Inc.                         910        9,209
U. S. Steel Group                         250        4,603
Worthington Inds Inc.                     240        2,868
                                              ------------
                                                   229,203
Multiline Retail - 2.89%
Consolidated Stores Corp.*                310        3,410
Costco Wholesale Corp.*                 1,250       43,663
Dillards, Inc.                            250        4,235

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Multiline Retail - cont'd.
Dollar General Corp.                920      $15,180
Federated Dept Stores Inc.*         560       24,069
K Mart Corp.*                     1,350       13,500
Kohls Corp.*                        930       56,786
May Department Stores Co.           830       30,918
Nordstrom Inc.                      370        6,804
Penney, J C Inc.                    730       14,790
Sears Roebuck & Co.                 940       34,639
Target Corp.                      2,510       96,510
Wal-Mart Stores Inc.             12,510      647,267
                                        ------------
                                             991,770
Multi Utilities - 0.71%
Dynegy, Inc.                        910       52,644
Enron Corp.                       2,090      131,085
Williams Cos Inc.                 1,360       57,351
                                        ------------
                                             241,080
Office Electronics - 0.05%
Xerox Corp.                       1,870       16,905
                                        ------------
Oil & Gas - 5.52%
Amerada Hess Corp.                  250       21,875
Anadarko Petroleum Corp.            697       45,040
Apache Corp.                        350       22,386
Ashland, Inc.                       200        8,612
Burlington Resources, Inc.          600       28,326
Chevron Corp.                     1,800      173,808
Conoco, Inc.                      1,750       53,235
Devon Energy Corporation            360       21,244
Eog Resources, Inc.                 330       15,309
Exxon Mobil Corp.                 9,740      862,964
Kerr McGee Corp.                    270       19,346
Occidental Petroleum Corp.        1,030       31,024
Phillips Petroleum Co.              720       42,912
Royal Dutch Petroleum Co.         5,980      355,989
Sunoco Inc.                         240        9,125
Texaco Inc.                       1,540      111,311
Tosco Corp.                         410       18,881
Unocal Corp.                        680       25,949
USX Marathon Group                  870       27,805
                                        ------------
                                           1,895,139
Paper & Forest Products - 0.44%
Boise Cascade Corp.                 160        5,597
Georgia Pacific Corp.               632       20,546
International Paper Co.           1,350       52,893
Louisiana-Pacific Corp.             290        3,553
Mead Corp.                          280        7,896
Potlatch Corp.                       80        2,804
Westvaco Corp.                      280        7,386
Weyerhaeuser Co.                    600       33,918
Willamette Industries, Inc.         310       15,082
                                        ------------
                                             149,675

                               Shares        Value
                               ------        -----

Personal Products - 0.35%
Alberto Culver Co.                160       $6,518
Avon Products, Inc.               670       28,354
Gillette Co.                    2,950       83,662
                                      ------------
                                           118,535
Pharmaceuticals - 9.00%
Abbott Laboratories             4,330      200,825
Allergan, Inc.                    370       28,120
Alza Corp.*                       660       30,175
American Home Products Corp.    3,670      211,943
Bristol Myers Squibb Co.        5,480      306,880
Forest Laboratories, Inc.         490       29,964
Johnson & Johnson               3,890      375,307
King Pharmaceuticals Inc.*        470       19,801
Lilly Eli & Co.                 3,160      268,600
Merck & Co Inc.                 6,460      490,766
Pfizer Inc.                    17,670      765,111
Pharmacia Corp.                 3,610      188,659
Schering Plough Corp.           4,100      158,014
Watson Pharmaceuticals Inc.*      290       14,442
                                      ------------
                                         3,088,607
Road & Rail - 0.34%
Burlington Northern Santa Fe    1,100       32,340
CSX Corp.                         600       21,042
Norfolk Southern Corp.          1,070       21,122
Ryder System, Inc.                170        3,368
Union Pacific Corp.               700       39,823
                                      ------------
                                           117,695
Semiconductor Equipment & Products - 4.07%
Adaptec Inc.*                     280        3,147
Advanced Micro Devices Inc.*      880       27,280
Altera Corp.*                   1,110       28,072
Analog Devices Inc.*            1,010       47,783
Applied Materials Inc.*         2,260      123,396
Applied Micro Circuits Corp.      840       21,857
Broadcom Corp.*                   690       28,676
Conexant Systems Inc.*            680        7,310
Intel Corp.                    18,850      582,654
KLA Tencor Corp.*                 520       28,579
Linear Technology Corp.           890       42,756
LSI Logic Corp.*                  890       18,218
Maxim Integrated Prods Inc.*      910       46,501
Micron Technology Inc.*         1,660       75,331
National Semiconductor Corp.*     490       14,112
Novellus Sys Inc.*                390       21,509
Q Logic Corp.                     260       11,151
Teradyne Inc.*                    490       19,355
Texas Instruments, Inc.         4,860      188,082
Vitesse Semiconductor Corp.       530       17,967
Xilinx, Inc.*                     920       43,672
                                      ------------
                                         1,397,408
Software - 4.65%
Adobe Systems, Inc.               670       30,096

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                              Shares        Value
                              ------        -----

Software - cont'd.
Autodesk, Inc.                   160       $5,578
BMC Software Inc.*               680       16,449
Citrix Systems, Inc.*            520       14,768
Computer Assoc Int'l, Inc.     1,620       52,148
Compuware Corp.*               1,030       10,588
Intuit                           580       18,583
Mercury Interactive Corp.*       230       15,215
Microsoft Corp.*              14,950    1,012,863
Novell, Inc.*                    890        4,254
Oracle Corp.*                 15,650      252,904
Parametric Technology Corp.*     740        8,436
Peoplesoft, Inc.*                800       29,632
Siebel Systems, Inc.*          1,200       54,696
Veritas Software Corp.*        1,140       67,955
                                     ------------
                                        1,594,165
Specialty Retail - 1.86%
Autozone, Inc.*                  320       10,029
Bed Bath & Beyond, Inc.*         800       22,656
Best Buy Co, Inc.*               580       31,929
Circuit City Stores, Inc.        580        8,729
Gap, Inc.                      2,380       65,950
Home Depot, Inc.               6,490      305,679
Limited, Inc.                  1,190       20,135
Lowes Cos, Inc.                1,070       67,410
Office Depot, Inc.*              830        7,885
Radioshack Corp.                 520       15,928
Sherwin Williams Co.             450        9,441
Staples, Inc.*                 1,270       20,663
Tiffany & Co.                    410       13,292
TJX Cos, Inc.                    780       24,437
Toys R Us, Inc.*                 550       13,640
                                     ------------
                                          637,803
Textiles & Apparel - 0.16%
Liz Claiborne, Inc.              150        7,374
Nike, Inc.                       760       31,776
Reebok Int'l Ltd*                160        4,101
V F Corp.                        320       12,989
                                     ------------
                                           56,239
Tobacco - 0.95%
Philip Morris Cos Inc.         6,230      312,185
UST, Inc.                        460       13,846
                                     ------------
                                          326,031
Trading Companies & Distributors -
  0.07%
Genuine Parts Co.                490       13,230
Grainger W W, Inc.               260       10,083
                                     ------------
                                           23,313
Wireless Telecommunication
 Service - 0.30%
Nextel Communications, Inc.*   2,130       34,613
Sprint Corp.                   2,610       66,894
                                     ------------
                                          101,507
TOTAL COMMON STOCKS
 (Cost $33,390,305)                   $31,388,699
                                     ------------

                                                      Principal        Value
                                                      ---------        -----

U.S. TREASURY OBLIGATIONS - 0.59%
U.S. Treasury Bills - 0.59%
4.38% due 05/24/01                                      $10,000       $9,972
3.60% due 06/14/01                                      195,000      194,142
                                                                ------------
                                                                     204,114
TOTAL U.S. TREASURY OBLIGATIONS-SHORT-TERM (Cost
 $204,114)                                                          $204,114
                                                                ------------
REPURCHASE AGREEMENTS - 7.96%
Repurchase Agreement with State Street Bank & Trust
 Co, dated 4/30/01 at 4.52%, to be Repurchased at
 $2,729,338 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $2,729,000)             $2,729,000   $2,729,000
                                                                ------------
TOTAL INVESTMENTS
 (Stock Index Fund)
 (Cost $36,323,419)                                              $34,321,813
                                                                ------------
----------------------------------------------------------------------------
Global Equity Fund
----------------------------------------------------------------------------
                                                       Shares      Value
                                                     ---------- ------------

COMMON STOCKS - 85.98%
Canada - 0.97%
Ballard Power Systems, Inc.                               1,250      $66,538
Talisman Energy                                           4,200      171,172
                                                                ------------
                                                                     237,709
Denmark - 1.95%
ISS A/S*                                                  4,100      238,780
Novo Nordisk                                              3,850      146,430
Vestas Wind Systems                                       2,000       93,420
                                                                ------------
                                                                     478,630
Finland - 1.25%
Nokia Oyj                                                 9,000      307,710
                                                                ------------
France - 8.80%
Accor                                                     6,900      293,245
Alcatel Optronics                                         2,250       63,702
Alcatel SA                                                5,750      187,232
Altran Technologies                                       5,050      327,085
Aventis SA                                                3,600      278,845
Bouygues SA                                               1,500       64,175
Business Objects S.A.*                                    3,887      144,157
Casino Guichard- Perrachon SA                             1,600      143,380
PSA Peugeot Citroen                                         300       85,682
Total Fina Elf SA                                         2,970      442,702
Vivendi Environnement                                     3,000      131,384
                                                                ------------
                                                                   2,161,589
Germany - 0.90%
Deutsche Boerse AG                                          350      112,104
Epcos AG*                                                 1,700      109,595
                                                                ------------
                                                                     221,699

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Hong Kong - 2.01%
China Mobile, Ltd.*                  40,000     $196,948
CNOOC Ltd.                          100,000       96,166
MTR Corporation, Ltd. 144A*         116,500      200,914
                                            ------------
                                                 494,028
India - 0.45%
Infosys Technologies, Ltd.            1,500      110,250
                                            ------------
Israel - 0.45%
Check Point Software Techn., Ltd.*    1,762      110,530
                                            ------------
Italy - 3.45%
Alleanza Assicurazioni               29,725      376,350
SAIPEM                               46,000      302,020
San Paolo-IMI SPA                    12,150      169,786
                                            ------------
                                                 848,156
Japan - 7.82%
Ajinomoto Co., Inc.                  13,000      132,562
Fast Retailing Co., Ltd.                800      172,670
The Furukawa Electric Co., Ltd.      15,000      179,056
Hoya, Inc.                            1,000       65,553
Kao Corp.                             7,000      177,882
Murata Manufacturing Company, Ltd.    1,200      100,902
NTT Docomo, Inc.                          9      185,004
Pioneer Corp.                         7,000      209,040
Takeda Chemical Industries, Ltd.      5,000      241,169
Takefuji Corp.                        1,800      141,011
Tokyo Gas Co., Ltd.                 113,000      317,331
                                            ------------
                                               1,922,179
Luxembourg - 1.39%
Societe Europeenne des Satellites     2,275      341,125
                                            ------------
Mexico - 0.34%
Cemex                                 3,600       83,412
                                            ------------
Netherlands - 4.43%
ABN AMRO Holding NV                   9,000      181,265
Heineken NV                           3,675      190,585
ING Groep NV                          1,700      116,096
STMicroelectronics N.V.               5,325      214,733
TNT Post Group NV                    11,825      278,555
VNU NV 144A                           2,600      108,076
                                            ------------
                                     38,725    1,089,310
Portugal - 0.70%
Brisa Auto-Estradas de Portugal SA   18,500      172,512
                                            ------------
Singapore - 0.70%
Flextronics International*            6,350      170,752
                                            ------------
Spain - 1.13%
Banco Santander Central Hispano SA   27,825      276,503
                                            ------------
Sweden - 0.95%
Assa Abloy AB                        13,400      233,220
                                            ------------
Switzerland - 2.95%
Adecco SA                               240      145,258
Serono SA                               150      123,642

                                      Shares        Value
                                      ------        -----

Switzerland - cont'd.
The Swatch Group AG                      220     $243,606
Synthes-Stratec, Inc. 144A*              355      211,586
                                             ------------
                                                  724,091
United Kingdom - 9.12%
Aegis Group PLC                       23,425       45,908
Amvescap PLC                           7,500      139,688
ARM Holding PLC                       18,000       98,876
BP Amoco PLC                           2,800      151,424
Cable & Wireless PLC                  21,000      154,258
Compass Group PLC                     17,000      130,347
Dimension Data Holdings PLC           12,000       56,819
Energis PLC*                          27,875      145,146
GlaxoSmithKline PLC                   10,900      287,993
Matalan PLC                           15,400       91,644
Pearson PLC                            6,200      130,642
Prudential PLC                        12,000      140,418
Reckitt Benckiser PLC                 17,000      231,877
Spirent PLC                           27,700      163,254
TeleWest Communications               56,000      109,948
Tesco PLC                             26,000       92,983
WPP Group                              5,750       68,888
                                             ------------
                                                2,240,113
United States - 36.22%
AOL Time Warner                        9,769      493,335
Abbott Laboratories                    3,500      162,330
Alcoa, Inc.                            1,600       66,240
American Express                       2,775      117,771
American International Group           2,100      171,780
Amgen, Inc.*                           1,749      106,934
Analog Devices, Inc.*                  1,250       59,138
Bank Of New York                       2,009      100,852
Baxter International, Inc.             1,182      107,739
Berkshire Hathaway, Inc.                  50      113,750
Bristol-Myers Squibb Co.                 775       43,400
Caterpillar, Inc.                      1,350       67,770
Celestica, Inc.                        1,800       91,980
Cisco Systems, Inc.*                   8,248      140,051
Citigroup, Inc.                       12,486      613,687
Clear Channel Communications, Inc.     1,200       66,960
The Coca-Cola Company                  3,500      161,665
Comcast Corporation Class A Special*   1,917       84,175
Comverse Technology, Inc.*             1,427       97,750
Corning, Inc                           2,078       45,654
Walt Disney Co.                        2,150       65,038
EMC Corp.*                             3,291      130,324
Federal National Mortgage Assoc.       1,275      102,332
Fifth Third Bancorp                    4,146      222,889
FleetBoston Financial Corp.            1,575       60,433
General Electric Co.                  16,482      799,871
Home Depot, Inc.                       6,276      295,600
Intel Corp.                            8,243      254,791
International Business Machines        3,025      348,299

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Shares        Value
                                                         ------        -----

United States - cont'd.
Johnson & Johnson                                         1,675     $161,604
Juniper Networks, Inc.*                                   2,333      137,717
Kohl's Corp.*                                             1,746      106,611
Merck & Company, Inc.                                     1,946      147,838
Microsoft Corp.*                                          7,775      526,756
Morgan Stanley Dean Witter and Co.                        1,775      111,452
Omnicom Group                                             1,045       91,803
Oracle Systems Corp.*                                    12,342      199,447
Pfizer, Inc.                                             16,896      731,597
Philip Morris Companies, Inc.                             1,500       75,165
Solectron Corp.                                           2,400       61,080
Sun Microsystems, Inc.*                                   6,098      104,398
Tyco International Ltd.                                   7,456      397,927
Viacom Inc Class B*                                       3,598      187,312
Wal-Mart Stores, Inc.                                     6,755      349,504
Washington Mutual, Inc.                                   3,125      156,031
Wells Fargo                                               3,375      158,524
                                                                ------------
                                                                   8,897,299
TOTAL COMMON STOCKS
 (Cost $22,143,615)                                              $21,120,818
                                                                ------------
PREFERRED STOCK - 2.51%
Brazil - 1.54%
Embraer-Empresa Brasileira de Aero                        6,625     $296,866
Companhia de Bebidas das Americas                         3,300       80,520
                                                                ------------
                                                                     377,386
Germany - 0.97%
Henkel KGAA                                               3,800      239,380
                                                                ------------
TOTAL PREFERRED STOCKS
 (Cost $491,194)                                                    $616,766
                                                                ------------
                                                      Principal        Value
                                                      ---------        -----
REPURCHASE AGREEMENTS - 11.51%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be repurchased at
 $2,828,350 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $2,828,000)             $2,828,000   $2,828,000
                                                                ------------
SHORT-TERM INVESTMENTS - 0.00%
SSGA Money Market Fund
 (Cost $1,000)                                           $1,000       $1,000
                                                                ------------
TOTAL INVESTMENTS
 (Global Equity Fund) (Cost $25,463,809)                         $24,566,584
                                                                ------------

--------------------------------------------------------------------------------
Global Equity Fund

-------------------------------------------------------
MAJOR INDUSTRIES
Health Care (Medical Products & Suppls)          10.76%
Computers (Software & Services)                   9.51%
Electrical Equipment                              6.54%
Specialty Retail                                  5.10%
Banks (Money Center)                              4.76%
Financial (Diversified)                           4.30%
Insurance (Property-Casualty)                     3.74%
Communication Equipment                           3.52%
Telecommunications (Long Distance)                3.22%
Entertainment                                     3.04%
All Other                                        45.51%
                                                -------
                                                100.00%
-------------------------------------------------------
International Equity Fund
-------------------------------------------------------
                                         Shares   Value
                                         ------   -----
COMMON STOCKS - 87.5%
Australia - 1.62%
Amcor, Ltd.                               3,567 $11,100
AMP Limited                               3,184  32,486
AMP, Ltd.*                                  540       0
Australian Gas & Light                    2,598  13,983
BHP, Ltd.                                 7,201  79,056
Brambles Industries, Ltd.                 1,149  29,244
Coca Cola Amatil, Ltd.                    3,366   7,985
Coles Myer, Ltd.                          5,964  21,054
Commonwealth Bank Of Australia            1,475  21,694
CSL, Ltd.                                   393   7,378
CSL, Ltd.                                 2,228   6,081
Faulding(Fh) & Co., Ltd.                    473   2,678
Fosters Brewing Group, Ltd.               9,305  23,402
Goodman Fielder, Ltd.                     6,843   4,189
Leighton Holdings, Ltd.                   1,436   5,349
Lend Lease Corp.                          2,935  20,977
Mayne Nickless, Ltd.                      1,984   6,473
MIM Holdings, Ltd.                        4,072   2,701
National Australia Bank                   5,884  90,352
News Corporation, Ltd.                    6,637  63,065
Normandy Mining, Ltd.                    10,400   5,199
Onesteel, Ltd.*                             959     475
Orica, Ltd.                               1,475   3,544
Pacific Dunlop, Ltd.                      2,599   1,498
Paperlinx, Ltd.                             682   1,343
QBE Insurance Group                       1,367   7,880
Rio Tinto Limited                         1,104  20,817
Santos Ltd                                4,985  17,293
Southcorp, Ltd                            3,321  11,453
Suncorp Metway                            1,664  10,611
Tabcorp Holdings, Ltd                     1,711   8,214
Telstra Corp                             26,253  89,331
Wesfarmers, Ltd.                            978  11,400

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                Shares        Value
                                ------        -----

Australia - cont'd.
Westpac Banking Corp.            8,030      $53,582
WMC, Ltd.                        6,435       30,891
Woolworths, Ltd.                 6,118       28,027
                                       ------------
                                            750,807
Austria - .01%
Austria Tabak AG                    93        6,040
                                       ------------
Belgium - .05%
KBC Bancassurance Holding SA       276       10,229
Solvay SA                          102        5,249
Union Chimique Belge               158        5,187
Union Miniere SA                    34        1,418
                                       ------------
                                             22,082
Canada - .07%
Thomson Corp                     1,000       33,529
                                       ------------
Denmark - .10%
Carlsberg AS Series A              100        4,267
Carlsberg                          100        4,493
Danisco                            200        6,929
Danske Bank                        700       11,273
Novo Nordisk AS                    500       19,017
                                       ------------
                                             45,979
Finland - .96%
Hartwall OYJ                       467        7,375
Kesko Corp                       1,571       13,242
Metso Corp                       1,401       14,171
Nokia (Ab) OYJ                   7,269      240,563
Nordea                           2,313       13,852
Outokumpu OYJ                      782        6,661
Raisio Group OYJ                 1,459        1,994
Sampo OYJ                        2,480       25,961
Sonera Corp                      3,315       36,677
Tietoenator Corp                   546       16,810
UPM-Kymmene OY                   1,615       50,653
Wartsila OY                        606       13,576
                                       ------------
                                            441,536
France - 11.27%
Accor SA                         1,621       68,891
Alcatel                          3,009       97,979
Aventis SA                       5,321      412,148
AXA                              1,445      170,516
BNP Paribas                      1,163      103,394
Bouygues                         2,874      122,959
Cap Gemini SA                      425       61,427
Carrefour                        3,493      201,601
Casino Guichard Perrachon          549       49,197
Cie de St Gobain                   600       90,500
Cie Generale des Estabissement     960       31,864
Coflexip SA                        150       22,093
Dassault Systemes                  128        6,326
Eridania Beghin-Say SA             328       27,196
Fonciere Lyonnaise                 480       14,097
France Telecom SA                3,814      277,486

                                 Shares        Value
                                 ------        -----

France - cont'd.
Gecina                              120      $10,860
Groupe Danone                     1,901      247,096
Imerys                               35        3,680
Klepierre                           160       14,338
Lafarge                             357       34,304
Lagardere S.C.A.                    718       41,726
L'Air Liquide                       485       73,068
L'Oreal                           4,089      297,675
Louis Vuitton Moet Hennessy       2,900      179,083
Pechiney SA                         490       25,781
Pernod Ricard                       681       47,220
Peugeot SA                          291       83,111
Pinault Printemps Redoute           796      137,083
Sagem SA                             59        4,816
Sanofi Synthelabo                 4,990      299,291
Schneider Electric SA             1,067       72,848
SILIC                                50        7,497
SIMCO                               320       21,663
Societe Generale                  1,252       80,758
Sodexho Alliance SA*                816       40,182
Sophia SA                           495       14,296
St Microelectronics               2,625      105,854
STE BIC                             482       18,466
Suez Lyonnaise des Eaux             973      143,825
Thales (Ex-Thomson-CDF)           1,073       44,697
Total Fina Elf SA                 6,914    1,030,587
Unibail SA                          345       54,792
Usinor                            2,207       28,844
Valeo SA                            616       28,420
Vivendi Universal                 3,653      252,970
                                        ------------
                                           5,202,502
Germany - 7.71%
Adidas Salomon AG                   200       12,136
Allianz AG                        1,250      359,891
BASF AG                           3,400      146,247
Bayer AG                          4,000      168,578
Bayerische Hypo-und Vereinsbank   1,700       94,843
Beiersdorf AG                     1,150      117,747
Bilfinger & Berger                  150        2,409
Buderus AG                          100        2,338
Continental AG                      550        7,905
Daimlerchrysler AG                4,550      227,848
Deutsche Bank AG                  2,000      163,254
Deutsche Telekom AG              11,338      293,742
Douglas Holding AG                  450       14,653
Dresdner Bank AG                  1,600       72,854
E. On AG                          6,620      333,327
EM & TV Merchandising               250        1,238
FAG Kugelfischer                    350        2,407
Fresenius Medical Care              200       14,835
Heidelberg Zement AG                334       17,523
IVG Holding AG                    1,363       17,499
Kamps AG                            300        2,928

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Germany - cont'd.
Karstadt Quelle AG                    500      $15,509
Linde AG                              850       38,349
Lufthansa AG                          800       15,332
Man AG                                700       19,228
Merck KGAA                            627       21,918
Metro AG                            1,850       84,697
Muenchener Rueckversicherungs         850      242,373
Preussag AG                         1,050       35,252
RWE AG(Neu)                         4,550      177,627
SAP AG                              1,100      174,797
Schering AG                           800       39,955
SGL Carbon AG*                         50        1,763
Siemens AG                          6,615      487,727
Thyssenkrupp AG                     3,000       46,660
Volkswagen AG                       1,550       77,013
WCM Beteiligungs&Grundbesitz          250        4,192
                                          ------------
                                             3,556,594
Hong Kong - 1.80%
Bank Of East Asia, Ltd.            12,208       27,785
Cathay Pacific Air, Ltd.           17,000       25,721
CLP Holdings, Ltd.                 12,000       50,468
Esprit Holdings, Ltd.               1,012        1,148
Hang Lung Development Co.           4,000        3,462
Hang Seng Bank                      7,200       84,934
Henderson Land Development          6,000       27,542
Hong Kong & China Gas, Ltd.        27,170       32,573
Hong Kong & Shanghai Hotels, Ltd.     500          276
Hopewell Holdings, Ltd.             1,000          458
Hutchison Whampoa, Ltd.            19,100      205,106
Hysan Development                   3,021        4,145
Johnson Electric Holdings, Ltd.    18,000       33,812
Li & Fung, Ltd.                    56,000      105,911
New World Development Co.          13,203       16,337
Pacific Century Cyberworks, Ltd.*  65,815       22,574
Shangri-la Asia, Ltd.              12,000       11,771
Sino Land Co.                      15,329        6,879
South China Morning Post            4,000        2,552
Sun Hung Kai Properties            11,000      102,962
Swire Pacific, Ltd.                 7,000       38,595
Wharf Holdings, Ltd.               11,000       25,952
                                          ------------
                                               830,963
Ireland - 0.06%
CRH PLC                               435        7,325
Green Property Co.                  2,600       16,840
Kerry Group PLC                       154        1,713
Jefferson Smurfit Group PLC         1,340        2,497
                                          ------------
                                                28,376
Italy - 3.34%
Assicurazione Generali              4,992      161,221
Autogrill SpA                         962       10,840
Banca Intesa SpA                   14,596       54,780
Banca Populare de Milano              725        3,403

                                  Shares        Value
                                  ------        -----

Italy - cont'd.
Banca di Roma                      8,862       $9,553
Benetton Group SpA                 7,898       11,843
ENEL Societa Per Azioni           44,988      146,889
Ente Nazionale Idrocarburi SpA    60,283      412,913
Fiat SpA                           1,107       25,537
Impregilo SpA                      1,043          500
Italcementi                          327        2,704
Italgas                            2,021       18,756
Mediaset                           4,197       48,931
Mediobanca SpA                     1,276       14,072
Parmalat Finanzlaria              14,195       20,151
Pirelli SpA                       10,365       33,843
Riunione Adriatica de Sicurta      2,335       30,765
Rinascente per L'Esercizio         1,004        4,285
Societa Assicuratrice Industrial     280        4,184
San Paolo IMI SpA                  4,159       58,119
SNIA SpA                           2,038        4,068
Telecom Italia Mobile SpA ORDS    13,659      151,850
Telecom Italia Mobile SpA RISP       659        4,110
TIM SpA                           34,554      237,600
Unicredito Italian                14,354       67,753
                                         ------------
                                            1,538,670
Japan - 18.39%
Acom Co., Ltd.                       500       39,979
Advantest Corp.                      400       45,871
Ajinomoto Co., Inc.                7,000       71,379
Alps Electric Co.                    286        3,407
Asahi Bank                         3,000        8,352
Asahi Breweries                    4,000       44,802
Asahi Glass Co.                   12,000      102,942
Asahi Kasei Corp.                  5,000       25,735
Bank of Fukuoka                    1,000        4,338
Bank of Yokohama                   1,000        3,763
Benesse Corp.                        800       34,314
Bridgestone Corp.                  7,000       80,613
Canon, Inc.                        4,000      157,002
Central Japan Railway                  9       56,594
Chugai Pharmaceutical Co., Ltd.    2,000       29,701
Chuo Mitsui Trust & Banking Co.    3,000        5,900
Credit Saison Co., Ltd.              300        6,349
Dai Nippon Ink & Chemicals, Inc.   1,000        2,913
DAI Nippon Printing Co., Ltd.      7,000       95,116
Daiei, Inc.                        2,000        4,678
Daiwa Bank, Ltd.                   2,000        2,590
Daiwa House Industries Co., Ltd.   5,000       40,222
Daiwa Securities Group, Inc.       5,000       56,650
Denki Kagaku Kogyo                 1,000        3,698
Denso Corp.                        5,000       98,126
East Japan Railway                    18      100,223
Eisai Co.                          1,000       25,655
Fanuc, Ltd.                        2,300      128,621
Fuji Photo Film Co.                5,000      201,513

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Japan - cont'd.
Fujitsu, Ltd.                          9,000     $123,821
Furukawa Electric Co.                  1,000       11,937
Hitachi, Ltd.                         13,000      126,039
Honda Motor Co.                        3,000      120,665
Ishikawajima-Harima Heavy Industries   1,000        2,485
Itochu Corp.                           1,000        4,055
Ito-Yokado Co.                         2,000      111,520
Japan Air Lines Co.                    6,000       23,793
Japan Energy Corp.                     3,000        6,410
Japan Tobacco, Inc.                        4       26,707
Joyo Bank, Ltd.                        1,000        3,091
Jusco Co.                              4,000      100,028
Kajima Corp.                          19,000       65,504
Kansai Electric Power, Inc.           12,400      195,586
Kao Corp.                              7,000      177,882
Kawasaki Heavy Industries              4,000        6,571
Kawasaki Steel Corp.                  10,000       12,463
Keihin Electric Express Railway        1,000        4,200
Kinki Nippon Railway                  23,690       94,327
Kirin Brewery Co.                     16,000      153,959
Komatsu, Ltd.                          8,000       45,320
Kubota Corp.                           3,000       10,925
Kyocera Corp.                            800       76,462
Kyowa Hakko Kogyo Co., Ltd.            1,000        7,203
Marubeni Corp.                         1,000        2,088
Marui Co.                              2,000       27,014
Matsushita Electric Industrial        15,000      250,071
Mitsubishi Chemical Corp.              8,000       26,221
Mitsubishi Corp.                       3,000       22,579
Mitsubishi Electric Corp.             21,000      125,764
Mitsubishi Estate Co., Ltd.            8,000       80,864
Mitsubishi Heavy Industries, Ltd.     31,000      126,694
Mitsubishi Materials Corp.             1,000        2,671
Mitsubishi Rayon Co., Ltd.             1,000        3,294
Mitsubishi Tokyo Financial Group           8       76,478
Mitsui & Co.                           4,000       22,854
Mitsui Engineering & Shipbuilding      1,800        2,666
Mitsui Fudosan Co., Ltd.               5,000       49,569
Mitsui Marine & Fire Insurance         1,000        5,592
Mitsui Mining & Smelting Co., Ltd.     1,000        5,867
Mitsukoshi, Ltd.                       1,000        4,629
Murata Manufacturing Co.                 700       58,860
NEC Corp.                              8,000      145,996
Nichiei Co.                              300        3,523
Nidec Corporation                        300       15,563
Nikon Corp.                            1,000       12,382
Nintendo Co.                           1,200      193,259
Nippon Express Co.                    12,000       60,211
Nippon Mitsubishi Oil                 23,000      133,832
Nippon Steel Corp.                    39,000       71,962
Nippon Telegraph & Telephone Corp.        63      400,235
Nippon Unipac Holding                      1        5,835
Nippon Yusen                           3,000       13,256

                                    Shares        Value
                                    ------        -----

Japan - cont'd.
Nissan Motor Co., Ltd.              17,000     $116,530
Nissin Food Products Co., Ltd.         100        2,185
Nomura Securities Co.                8,000      168,980
NSK, Ltd.                            1,000        4,726
Obayashi Corp.                       3,000       15,538
Oji Paper Co.                        8,000       39,170
Omron Corp.                          1,000       18,533
Oriental Land Co., Ltd.                400       27,095
Orix Corp.                             200       17,464
Osaka Gas Co.                       24,000       71,477
Penta-Ocean Construction             1,800        3,336
Promise Co., Ltd.                      400       32,695
Sankyo Co.                           3,000       62,639
Sanyo Electric Co.                  19,000      117,477
Sekisui Chemical Co., Ltd.           1,000        3,828
Sekisui House, Ltd.                  8,000       68,822
Sharp Corp.                          8,000      109,999
Shimizu Corp.                        1,000        4,742
Shionogi & Co.                       1,000       17,602
Shiseido Co.                         2,000       22,272
Shizuoka Bank                        1,000        8,748
Showa Denko KK                       1,000        2,242
Showa Shell Sekiyu                   2,000       11,443
SMC Corp.                              700       82,993
Softbank Corporation                 2,500       95,092
Sony Corp.                           5,400      403,804
Sumitomo Chemical                    9,000       48,072
Sumitomo Corp.                       3,000       22,142
Sumitomo Electric Industries, Ltd.   3,000       37,098
Sumitomo Marine & Fire Insurance     1,000        6,102
Sumitomo Metal Industries, Ltd.      6,000        4,904
Sumitomo Metal Mining Co., Ltd.      1,000        4,063
Sumitomo Mitsui Banking Corp.        5,400       50,432
Taiheiyo Cement Corp.                1,000        2,331
Taisei Corp.                         2,000        5,600
Taisho Pharmaceutical Co.            3,000       58,997
Takeda Chemical Industries           4,000      192,935
Takefuji Corp.                         500       39,170
Teijin, Ltd.                         3,000       15,393
Terumo Corp.                         1,900       38,134
Tobu Railway Co.                     2,000        6,167
Tohoku Electric Power                6,600       92,565
Tokio Marine & Fire Insurance Co.    8,000       84,166
Tokyo Broadcasting System, Inc.      1,000       22,417
Tokyo Electric Power                14,700      350,949
Tokyo Electron, Ltd.                   700       50,985
Tokyo Gas Co.                        9,000       25,274
Tokyu Corp.                          1,000        5,746
Toppan Printing Co.                  4,000       38,360
Toray Industries, Inc.               6,000       26,949
Toshiba Corp.                       13,000       85,324
Tosoh Corp.                          1,000        2,857
Toyobo Co.                           2,800        6,413

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Japan - cont'd.
Toyota Motor Corp.                   19,200     $638,627
Ube Industries                        1,000        2,290
Yamanouchi Pharmaceutical, Co.        2,000       55,355
                                            ------------
                                               8,491,080
Netherlands - 5.81%
ABN AMRO Holding NV                   4,506       90,753
Aegon NV                              4,961      165,502
Ahold NV                              3,701      114,930
Akzo Nobel NV                           842       35,075
ASM Lithography                       1,656       43,785
Buhrmann NV *                           558        9,253
Elsevier NV                           2,932       40,140
Getronics NV                          1,852        9,005
Hagemeyer                               509       10,184
Heineken NV                           3,945      204,587
ING Groep NV                          3,417      233,353
KPN NV                                2,019       24,685
OCE NV                                  117        1,370
Philips Electronics NV                3,944      115,862
Rodamco Continental Europe              330       12,444
Royal Dutch Petroleum Co.            17,328    1,036,226
TNT Post Groep NV                     2,976       70,104
Unilever NV                           7,298      413,115
Vedior NV                               445        4,541
VIB NV                                  500       11,778
Wolters Kluwer NV                     1,293       35,770
                                            ------------
                                               2,682,460
New Zealand - 0.01%
Carter Holt Harvey, Ltd.              3,731        2,821
                                            ------------
Norway - 0.04%
Elkem AS                                100        1,912
Norske Skogsindust                      200        3,253
Orkla SA                                800       14,726
                                            ------------
                                                  19,891
Portugal - 0.31%
Banco Comercial Portugues SA          4,084       17,538
Banco Espirito Santo                    393        5,335
BPI SGPS SA                           3,576       10,280
Brisa Auto Estrada de Portugal        2,155       20,095
Electricidade de Portugal            23,405       63,544
Jeronimo Martins SGPS SA                565        3,910
Portugal Empresa Produtora            3,300        3,514
Portugal Telecom SGPS                 1,598       15,511
Pt Multimedia.com*                      246          812
Sonae Investmentos SA*                1,660        1,664
                                            ------------
                                                 142,203
Singapore - 0.67%
Capitaland, Ltd.                      8,000       10,104
Chartered Semiconductors Mfg., Ltd.   1,000        3,075
City Developments, Ltd.               4,000       14,058
Creative Technology, Ltd.               100          923
Cycle & Carriage, Ltd.                2,000        3,624

                                    Shares        Value
                                    ------        -----

Singapore - cont'd.
DBS Group Holdings, Ltd.             5,815      $50,773
First Capital Corp.                  2,000        1,186
Fraser & Neave, Ltd.                 2,000        8,018
Hotel Properties, Ltd.               5,000        4,119
Keppel Corp.                         3,000        5,173
Neptune Orient Lines, Ltd.*          4,000        3,317
OverSeas Chinese Banking, Ltd.       5,400       32,619
Parkway Holdings, Ltd.               6,000        3,262
Sembcorp Industries, Ltd.           11,000        9,605
Singapore Airlines                   7,000       55,739
Singapore Press Holdings             2,000       22,954
Singapore Technologies Engineering  18,000       26,985
Singapore Telecommunications, Ltd.  16,900       16,891
Sonae.com SGPS SA                    1,328        4,250
United Overseas Bank, Ltd.           4,336       28,811
United OverSeas Land, Ltd.           4,000        3,712
                                           ------------
                                                309,199
Spain - 3.70%
Acerinox SA                            256        7,541
Acs Actividades de Construccion        674       18,837
Aguas De Barcelona                   1,807       26,053
Altadis SA                           3,322       41,264
Autopistas Concessionaria Espanol    2,910       28,556
Banco Bilbao Vizcaya Argentaria     15,537      220,839
Banco Santander Central Hispano     15,621      155,229
Corp Mapfre SA                         524       10,372
Ebro Puleva SA                         359        3,886
Endesa S.A.                         12,237      206,180
Fomento de Constr. & Contra SA       1,026       22,303
Gas Natural SDG                      5,676       98,706
Grupo Dragados SA                    1,931       23,866
Iberdrola SA                        11,410      168,354
Inmobiliaria Colonial                1,641       21,796
Metrovacesa SA                       1,928       30,962
Metrovacesa SA                          71          918
Repsol YPF SA                        9,908      183,729
Sol Melia SA                         1,076       10,139
Telefonica SA*                      17,829      301,822
Telepizza SA*                        2,488        5,651
Union Electrica Fenosa               3,790       71,659
Vallehermoso SA                      6,399       45,420
Zardoya Otis SA                        539        5,122
                                           ------------
                                              1,709,204
Sweden - 2.17%
Assidomaen AB                          159        3,504
Atlas Copco Series A                 1,300       28,773
Atlas Copco Series B                   800       17,161
Castellum AB                         2,590       25,127
Drott AB                             2,530       26,395
Electrolux AB                        3,300       54,539
Ericsson Telefon AB                 30,250      194,667
Hennes & Mauritz AB                  8,000      134,945

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                  Shares        Value
                                  ------        -----

Sweden - cont'd.
JM AB                                900      $20,096
Nordea AB                          2,700       16,322
Om AB                                800       15,328
Sandvik AB*                        2,800       64,977
Securitas AB                       4,000       77,808
Skandia Insurance A                5,400       58,707
Skandinaviska Enskilda Banken      1,500       13,894
Skanska/Frueher AB                 1,300       50,702
SKF AB                             1,000       17,794
SSAB Swedish Steel                   400        3,705
Svenska Cellulosa AB               1,523       32,818
Svenska Handelsbanken Series A     2,200       32,820
Swedish Match AB                   1,800        7,880
Tele2 AB                             300       11,700
Telia AB                           3,150       21,653
Trelleborg AB                      1,500       11,189
Volvo Series A                       500        8,166
Volvo Series B                     1,800       30,275
Wihlborgs Fastigheter AB           4,050        5,410
Wm-Data Nordik AB                  3,300       13,868
                                         ------------
                                            1,000,223
Switzerland - 7.31%
ABB Ltd                            1,367       98,496
Adecco SA                            130       78,681
Credit Suisse Group                  880      164,095
Givaudan AG*                          45       11,880
Holderbank Financiere Glarus AG       11        3,348
Holderbank Financiere Glarus AG       15       16,903
Nestle SA                            496    1,026,966
Novartis AG                          550      854,714
Roche Holdings                        58      416,566
Roche Holdings AG                     18      143,182
Sulzer AG*                            10        5,822
Swatch Group AG                       29       32,112
Swiss Reinsurance                     61      120,077
Swisscom AG                          274       71,230
Syngenta Novartis AG                 266       13,477
UBS AG                             1,262      192,044
Valora Holding AG                     33        5,764
Zurich Financial Services Group*     333      118,432
                                         ------------
                                            3,373,789
Taiwan - .10%
Asustek Computer Inc               9,582       43,985
                                         ------------
United Kingdom - 22.00%
3I Group PLC                       2,677       48,174
Abbey National PLC                 5,501       97,578
Amvescap PLC                       2,544       47,382
ARM Holdings PLC*                  4,089       22,461
Astrazeneca PLC                   11,995      558,349
BAA PLC                            7,043       61,861
BAE Systems PLC                   18,372       86,991
Barclays PLC                       7,109      228,812

                                   Shares        Value
                                   ------        -----

United Kingdom - cont'd.
Bass PLC                            7,239      $79,633
BG Group PLC                       23,981       94,338
Blue Circle Industries PLC            814        5,618
BOC Group PLC                       3,500       51,469
Boots Co PLC                        4,949       43,716
BP Amoco PLC                      178,879    1,604,408
British Airways PLC                 9,634       48,580
British American Tobacco PLC       20,704      167,929
British Land Co PLC                 7,990       53,262
British Sky Broadcasting Group*     8,546      106,969
British Telecommunication PLC      50,193      400,650
Bunzl PLC                             437        2,558
Cadbury Schweppes PLC              17,928      110,534
Canary Wharf Group PLC*             1,977       15,272
Capita Group PLC                    5,904       41,764
Carlton Comunications PLC           3,591       21,935
Centrica PLC                       22,808       77,244
CGNU PLC                           10,691      148,347
Chelsfield PLC                      5,161       26,588
Compass Group PLC                  14,672      112,497
Corus Group PLC                     3,993        4,084
Diageo PLC                         31,661      332,889
Dixons Group                       11,032       38,506
EMI Group PLC                       3,902       24,783
GKN PLC                             8,995       97,084
Glaxosmithkline PLC                49,684    1,312,718
Granada PLC                        14,672       39,458
Grantchester Holdings PLC           5,319       16,511
Great Portland Estates PLC          3,642       14,216
Great Universal Stores PLC          7,108       54,856
Halifax Group PLC                   8,987      102,333
Hammerson PLC                       2,910       21,469
Hanson PLC                            964        6,530
Hays PLC                           11,253       53,443
Hilton Group PLC                   13,719       43,617
HSBC Holdings PLC                  36,205      476,998
Imperial Chemical Industries PLC    7,165       42,433
International Power PLC             4,829       20,775
Invensys PLC                       27,067       56,724
Johnson Matthey PLC                   196        2,720
Kingfisher PLC                      8,493       54,672
Land Securities PLC                 6,388       81,420
Lattice Group PLC                  23,981       44,768
Legal & General Group PLC          26,587       62,659
Lloyds TSB Group PLC               20,571      213,786
Logica PLC                          1,823       26,078
Marconi PLC                         7,637       44,737
Marks & Spencer PLC                18,271       70,046
Misys PLC                           3,326       30,307
National Grid Grp PLC               9,027       69,085
Nycomed Amersham PLC                4,233       32,275
P&O Princess Cruises PLC*           3,826       18,116
Pearson PLC                         2,720       57,314

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

United Kingdom - cont'd.
Peninsular & Oriental Steam PLC     3,826      $14,025
Prudential PLC                      8,692      101,709
Psion PLC                             755        1,096
Railtrack Group PLC                 2,932       20,552
Reed International PLC              5,034       49,904
Rentokil Initial PLC               12,399       33,700
Reuters Group*                      7,061      103,533
Rexam PLC                             539        2,251
Rio Tinto PLC                       6,322      128,058
RMC Group PLC                         297        3,140
Royal Bank of Scotland Group PLC    9,737      225,507
Sage Group PLC                      6,112       25,858
Sainsbury(J) PLC                   11,579       65,800
Schroders PLC                       1,369       19,564
Scottish Power PLC                 11,249       71,608
Slough Estates PLC                  4,470       23,903
Smith & Nephew PLC                  2,652       12,500
Tate & Lyle PLC                     1,970        6,200
Tesco PLC                          42,448      151,805
Unilever PLC                       26,664      201,394
United Utilities PLC                4,613       39,692
Vodafone Group PLC                288,115      874,786
WPP Group PLC                       4,218       50,534
                                          ------------
                                            10,159,450
TOTAL COMMON STOCKS
 (Cost $44,878,264)                        $40,391,382
                                          ------------
PREFERRED STOCKS - 0.47%
Australia - 0.10%
News Corporation Ltd                5,887      $47,451
                                          ------------
Germany - 0.26%
Dyckerhoff AG                         100        1,800
RWE AG (Neu)                          100        2,972
SAP AG                                650      103,520
Volkswagen AG                         300        9,170
                                          ------------
                                               117,462
Italy - 0.11%
Fiat SpA                            3,453       50,030
                                          ------------
Spain - 0.00%
Telefonica S A                          9          452
                                          ------------
TOTAL PREFERRED STOCKS
 (Cost 231,908)                               $215,396
                                          ------------
WARRANTS - 0.00%
France - 0.00%
SIMCO (Cost $0)                        80         $419
                                          ------------
COMMON STOCK UNIT - 0.06%
Australia - 0.06%
AMP Diversified Property Trust      2,061       $2,555
General Property Trust              7,840       10,559

                                                         Shares        Value
                                                         ------        -----

Australia - cont'd.
Stockland Trust GP                                        1,728       $3,526
Westfield Trust*                                          7,406       11,712
                                                                ------------
                                                                      28,352
TOTAL COMMON STOCK UNIT
 (Cost $35,343)                                                      $28,352
                                                                ------------
                                                      Principal        Value
                                                      ---------        -----
SHORT-TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                   $1,000       $1,000
                                                                ------------
REPURCHASE AGREEMENTS - 11.97%
Repurchase Agreement with State Street Bank & Trust
 Co, dated 4/30/01 at 4.52%, to be repurchased at
 $5,528,685 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $5,528,000)             $5,528,000   $5,528,000
                                                                ------------
TOTAL INVESTMENTS
 (International Equity Fund) (Cost $50,674,515)                  $46,164,549
                                                                ------------
----------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------
MAJOR INDUSTRIES
Pharmaceuticals                                                       11.17%
Oil & Gas                                                             11.14%
Banks                                                                  8.72%
Food Products                                                          5.32%
Diversified Telecommunications                                         5.26%
Insurance                                                              4.65%
Electric Utilities                                                     4.53%
Automobiles                                                            3.32%
Wireless Telecommunication                                             3.07%
Household Durables                                                     2.91%
All Other                                                             39.91%
                                                                ------------
                                                                     100.00%
----------------------------------------------------------------------------
International Small Cap Fund
----------------------------------------------------------------------------
                                                         Shares        Value
                                                         ------        -----
COMMON STOCKS - 92.48%
Australia - 0.05%
Cabcharge Australia Ltd.                                  5,900       $9,632
                                                                ------------
Canada - 6.26%
Certicom                                                     75          762
Cominco, Ltd.                                             4,400       95,534
Exfo Electro-Optical Engineering Inc.*                    2,400       80,832
Microcell Telecommunications                              8,950       78,313
Onex Corporation                                          6,975      102,173
Penn West Petroleum Ltd.                                  4,950      136,157
Pivotal Corporation*                                      6,650      166,915
Research In Motion, Ltd.                                  3,175      107,696

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

Canada - cont'd.
The Descartes Systems Group, Inc.   12,475     $243,652
Westcoast Energy, Inc.               7,000      145,833
                                           ------------
                                              1,157,867
China - 1.96%
AsiaInfo Holdings, Inc.              3,800       47,500
Travelsky Technology, Ltd.         295,000      196,692
Guangshen Railway Co., Ltd.        768,000      119,154
                                           ------------
                                                363,346
Denmark - 1.47%
NEG Micon A/S*                       3,650      148,367
Sophus Berendsen A/S                 5,050      124,245
                                           ------------
                                                272,612
Finland - 1.95%
Instrumentarium Corp.                6,500      193,199
Perlos Oyj SA                        4,150       53,943
Wartsila Oyj                         5,100      114,256
                                           ------------
                                                361,397
France - 6.29%
Business Objects SA                  4,000      144,800
Compagnie Francaise d'Etudes           700      108,999
Infogrames Entertainment SA          3,325       69,298
Medidep SA                             375       41,091
Neopost SA*                          3,550       85,043
Oberthur Card Systems                2,325       31,252
Rigiflex International                 300       43,360
Rodriguez Groupe 144A                1,425       78,389
Seche Enviornment                    1,075       90,610
Silicon-On-Insulator Technologies    4,675       82,958
Societe du Louvre                      350       25,775
UBI Soft Entertainment                 225        9,143
Vallourec SA                         3,925      236,807
Valtech                                750        5,437
Wavecom SA                           2,450       74,560
Zodiac SA                              150       35,667
                                           ------------
                                              1,163,188
Germany - 5.61%
Articon-Integralis AG*               2,025       76,898
Beru AG                                225        8,325
Buderus AG                           2,200       51,434
Ceyoniq AG                           1,625       13,553
Energiekontor AG*                    1,100       75,638
FJA AG                               1,175       71,413
Gericom AG                           3,450       90,912
International Media AG               1,950       50,174
Kontron Embedded Computers AG        1,325       76,179
Lambda Physik AG                     2,450      156,511
P & T Technology AG                  1,000       14,551
Suss Microtec AG                     5,400      173,919
Techem AG 144A                       5,500      152,984
Vossloh AG                           1,200       25,340
                                           ------------
                                              1,037,830

                                       Shares        Value
                                       ------        -----

Greece - 1.44%
Attica Enterprises Holding SA           1,775      $13,575
Folli-Follie                            4,325       85,189
Hyatt Regency Hotel 144A                4,075       22,923
Jumbo SA                               14,300       45,929
Lambrakis Press SA                      6,740       84,797
Sarantis SA                             3,550       13,922
                                              ------------
                                                   266,336
Hong Kong - 6.71%
Brilliance China Automotive Holdings  532,000      143,249
China Everbright, Ltd.                208,000      201,359
China Insurance International Hldg.   420,000       97,474
China Resources Beijing Land, Ltd.    446,000      113,802
Convenience Retail Asia, Ltd.          34,000        7,062
Cosco Pacific, Ltd.                   148,000       91,563
Denway Motors, Ltd.                   704,000      209,873
Greencool Technology Holdings, Ltd.   242,000       72,920
Hong Kong Exch. & Clearing, Ltd.       52,000       93,345
Texwinca Holdings, Ltd.               340,000      106,809
Tingyi (Cayman Islands) Holding       114,000       18,272
Zhejiang Expressway Co., Ltd.         406,000       84,854
                                              ------------
                                                 1,240,582
Ireland - 1.42%
Datalex PLC                            14,000       60,200
Galen Holdings PLC                      4,650       58,173
Grafton Group PLC                       5,100      144,799
                                              ------------
                                                   263,172
Israel - 0.51%
Card-Guard Scientific Survival          1,800       94,417
                                              ------------
Italy - 1.08%
Gabetti Holding SPA                     7,500       25,952
Saeco International Group SPA           7,000       34,159
SNIE SPA                               58,000      115,786
Technodiffusione                          675       22,968
                                              ------------
                                                   198,865
Japan - 14.09%
Amano Corporation                       5,000       40,424
Central Glass Co., Ltd.                21,000      111,658
Chiyoda Corporation                    33,000       80,921
Disco Corporation                         500       42,164
Hokuto Corporation                      7,620      278,739
Japan Airport Terminal Co., Ltd.        7,000       77,498
Marubun Corporation                     9,600       96,338
Mitsubishi Gas Chemical Co., Inc.      30,000       96,872
Nippon Thompson Co., Ltd                4,000       33,116
Nissin Co.                              4,500       91,774
Onward Kashiyama Co., Ltd.              8,000       80,282
Recrm Research Co., Ltd.                    6      168,494
Ryohin Keikaku Company, Ltd.            3,300       89,200
Sanyo Shinpan Finance Co., Ltd          2,300       91,207
Sazaby, Inc.                            1,700       90,802
Shimizu Corporation                    74,000      350,941
Shinko Securities Company, Ltd.        14,000       48,493

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Japan - cont'd.
Sumitomo Realty & Dev. Co., Ltd        12,000      $65,941
Taiheiyo Cement Corp.                  67,000      156,161
Taisei Corp.                           18,000       50,403
The Goodwill Group, Inc.                   70      232,266
Toei Company, Ltd.                     10,000       45,482
Toho Titanium Company, Ltd             11,000       97,924
Tokyo Steel Manufacturing Co.          13,200       49,674
Wacoal Corp.                            4,000       39,526
                                              ------------
                                                 2,606,299
Luxembourg - 0.92%
Thiel Logistik AG 144A                  7,025      170,159
                                              ------------
Mexico - 1.34%
Empresas ICA Sociedad Control. SA      51,425       18,049
Grupo Aeroportuario del Sur. SA de CV   8,950      162,443
Grupo Elektra SA                       36,950       34,875
Tubos de Acero De Mexico                2,350       31,514
                                              ------------
                                                   246,880
Netherlands - 1.88%
Boskalis Westminister                     100        2,950
Fugro NV                                  925       58,681
Heijmans NV                             4,175       88,902
Teleplan Int'l NV                       6,250      198,522
                                              ------------
                                       38,725      349,055
Norway - 4.33%
Farstad Shipping ASA                    8,625       46,445
Fred Olsen Energy                      16,700      149,574
Frontline, Ltd. 144A*                  10,125      200,286
Smedvig ASA*                           10,650      101,239
Tandberg ASA*                          14,200      174,779
TGS Nopec Geophysical Co.               7,600      127,787
                                              ------------
                                                   800,110
South Korea - 4.79%
Duzon Digital Ware Co., Ltd.            2,376       48,440
Good Morning Securities Co.            29,530      133,412
Humax, Ltd.                             4,290       64,497
Hyundai Mobis                          15,420      118,255
Koram Bank                              3,600       19,681
LG Home Shopping, Inc                   2,240       89,294
LG Household & Health Care, Ltd.          100        1,367
NCsoft Corp.                            2,180      198,633
Trigem Computer, Inc.                  38,300      212,293
                                              ------------
                                                   885,872
Spain - 2.66%
ACS Actividades de Construcion          6,400      178,870
Grupo Dragados, SA                      6,825       84,353
Grupo Ferrovial SA                     10,375      162,012
Metrovacesa SA                            435        5,623
NH Hoteles SA                           4,600       61,179
                                              ------------
                                                   492,037
Sweden - 3.34%
AssiDoman AB                            3,700       81,533
Autoliv AB                              2,600       51,970

                                         Shares        Value
                                         ------        -----

Sweden - cont'd.
Elekta AB                                 7,000      $42,317
Getinge Industrier AB                    17,800      291,576
Haldex AB                                   676        5,800
Modern Times Group MTG AB                 2,150       63,938
Munters                                   5,150       81,348
                                                ------------
                                                     618,481
Switzerland - 5.62%
Kaba Holding AG                             590      147,598
Kuoni Reisen Holding AG                     400      175,001
Logitech International                      325       99,288
Mettler Toledo International              5,900      261,075
SEZ Holding AG                              325      204,196
Swisslog Holding AG                         400      107,214
Unaxis Holding AG                           250       44,600
                                                ------------
                                                   1,038,972
United Kingdom - 18.76%
Acambis PLC                              24,125       42,793
Airtours PLC                             22,050      100,305
Amey PLC                                 16,200       93,206
Bloomsbury Publishing PLC                 8,625       92,289
British Energy PLC                       51,950      228,146
Carphone Warehouse PLC                   84,475      160,719
Cedar Group PLC                          18,100       72,109
Debenhams PLC                            27,650      174,035
DFS Furniture Co.                         7,375       44,859
Easyjet PLC                               5,700       32,534
Eidos PLC                                29,750      124,268
Electronics Boutique PLC                 27,675       32,067
First Choice Holidays PLC                52,600      127,223
Fitness First PLC                        11,000       85,444
Go-Ahead Group PLC                       14,750      179,349
HIT Entertainment 144A                   38,250      180,565
House of Fraser PLC                      76,500       98,490
Imagination Technologies Group*          18,650       46,130
Innogy Holdings PLC                      54,150      159,765
Iona Technologies PLC                       325       13,975
IQE PLC                                  14,225       51,076
J D Wetherspoon                          18,125      100,730
JJB Sports PLC                            4,525       51,137
Matalan PLC                              21,125      125,712
Meggitt PLC                              30,650      108,897
MFI Furniture Group PLC                  52,900       83,869
Nestor Healthcare Group PLC              11,850       99,335
Northgate Info. Solutions PLC            19,350       15,778
Persimmon PLC                            33,450      173,127
Selfridges PLC                           27,525      139,780
Signet Group PLC                        182,150      196,727
TBI PLC                                  35,050       40,613
Torex PLC                                17,675      195,951
                                                ------------
                                                   3,471,002
TOTAL COMMON STOCKS (Cost $16,525,141)           $17,108,111
                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

REPURCHASE AGREEMENT - 5.89%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be repurchased at
 $1,090,135 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $1,090,000)                $1,090,000   $1,090,000
                                                                   ------------
SHORT-TERM INVESTMENTS - 1.63%
SSGA Money Market Fund (Cost $301,274)                    $301,274     $301,274
                                                                   ------------
TOTAL INVESTMENTS (International Small Cap Fund) (Cost
 $17,916,415)                                                       $18,499,385
                                                                   ------------
-------------------------------------------------------------------------------
International Small Cap Fund
-------------------------------------------------------------------------------
MAJOR INDUSTRIES
Computers (Software & Services)                                           9.26%
Services (Computer Systems)                                               7.52%
Engineering & Construction                                                6.85%
Retail (Specialty)                                                        6.81%
Electronics (Semiconductors)                                              5.13%
Health Care Equipment & Supplies                                          4.43%
Oil & Gas (Exploration & Production)                                      2.95%
Automobiles                                                               2.55%
Electrical Equipment                                                      2.51%
Machinery (Diversified)                                                   2.40%
All Other                                                                49.60%
                                                                   ------------
                                                                        100.00%
-------------------------------------------------------------------------------
Balanced Fund
-------------------------------------------------------------------------------
                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 66.75%
Automobiles - 1.00%
General Motors Corp.                                        10,300     $564,543
                                                                   ------------
Banks - 2.93%
Bank of New York, Inc.                                      16,500      828,300
Wells Fargo & Company                                       17,600      826,672
                                                                   ------------
                                                                      1,654,972
Biotechnology - 1.29%
Genentech, Inc.*                                            13,900      729,750
                                                                   ------------
Chemicals - 0.97%
Dow Chemical Company                                        16,300      545,235
                                                                   ------------
Communications Equipment - 3.60%
Corning, Inc.                                               24,900      547,053
Crown Castle International Corp.*                           24,800      607,352
Nokia Corp.                                                 25,700      878,683
                                                                   ------------
                                                                      2,033,088

                                      Shares        Value
                                      ------        -----

Computers & Peripherals - 1.66%
EMC Corp.*                            16,700     $661,320
Sun Microsystems, Inc.                16,100      275,632
                                             ------------
                                                  936,952
Diversified Financial - 6.57%
Citigroup, Inc.                       19,533      960,047
Goldman Sachs Group, Inc.              6,000      546,600
J.P. Morgan Chase & Co.               16,300      782,074
Morgan Stanley Dean Witter            11,400      715,806
Stilwell Financial, Inc.              24,000      707,280
                                             ------------
                                                3,711,807
Diversified Telecommunications - 3.57%
Qwest Communications Int'l., Inc.     18,118      741,026
SBC Communications, Inc.              15,000      618,750
Verizon Communications                11,900      655,333
                                             ------------
                                                2,015,109
Electric Utilities - 2.02%
AES Corp.                              7,500      357,525
Duke Energy Company                   16,800      785,568
                                             ------------
                                                1,143,093
Energy Equipment & Services - 1.08%
Schlumberger, Ltd.                     9,200      609,960
                                             ------------
Food Products - 0.76%
H.J. Heinz Company                    11,000      430,650
                                             ------------
Gas Utilities - 1.53%
El Paso Corporation                   12,553      863,646
                                             ------------
Hotels, Restaurants & Leisure - 1.25%
Harrah's Entertainment, Inc.*         20,400      703,800
                                             ------------
Household Products - 0.81%
Colgate Palmolive Co.                  8,200      457,970
                                             ------------
Industrial Conglomerates - 2.57%
General Electric Co.                  17,600      854,128
Minnesota Mining & Manufacturing Co.   5,000      595,050
                                             ------------
                                                1,449,178
Insurance - 1.22%
Allmerica Financial Corp.             13,600      686,800
                                             ------------
Internet & Catalog Retail - 1.22%
Ebay, Inc.                            13,700      691,576
                                             ------------
Media - 4.11%
AOL Time Warner*                      19,000      959,500
General Motors Hughes                 32,600      692,750
Omnicom Group                          7,600      667,660
                                             ------------
                                                2,319,910
Metals & Mining - 1.67%
Alcoa, Inc.                           15,800      654,120
Phelps Dodge Corp.                     6,500      290,810
                                             ------------
                                                  944,930
Multiline Retail - 2.29%
Target Corp.                          16,900      649,805
Wal-Mart Stores, Inc.                 12,400      641,576
                                             ------------
                                                1,291,381

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Shares        Value
                                                       ------        -----

Oil & Gas - 4.05%
Apache Corp.                                           10,800     $690,768
ExxonMobil Corp.                                       10,296      912,226
Unocal Corp.                                           18,000      686,880
                                                              ------------
                                                                 2,289,874
Personal Products - 0.95%
Gillette Company                                       19,000      538,840
                                                              ------------
Pharmaceuticals - 9.22%
Abbott Laboratories, Inc.                              14,400      667,872
American Home Products                                 14,800      854,700
King Pharmaceuticals, Inc.                             20,600      867,878
Merck & Co., Inc.                                       7,300      554,581
Pfizer, Inc.                                           15,800      684,140
Pharmacia Corp.                                        13,100      684,606
Schering Plough Corp.                                   7,900      304,466
Teva Pharmaceutical Industries                         10,800      588,060
                                                              ------------
                                                                 5,206,303
Road & Rail - 0.98%
Norfolk Southern Corp.                                 28,100      554,694
                                                              ------------
Semiconductor Equipment & Products - 5.08%
Analog Devices, Inc.                                   13,700      648,147
Applied Materials, Inc.                                10,100      551,460
Intel Corp.                                            19,100      590,381
Micron Technology, Inc.                                11,300      512,794
Texas Instruments, Inc.                                14,600      565,020
                                                              ------------
                                                                 2,867,802
Software - 2.47%
Microsoft Corp.                                        12,200      826,550
Veritas Software Corp.                                  9,500      566,295
                                                              ------------
                                                                 1,392,845
Specialty Retail - 1.01%
Home Depot, Inc.                                       12,100      569,910
                                                              ------------
Wireless Telecommunication Service - 0.87%
Nextel Communications, Inc.*                           30,300      492,375
                                                              ------------
TOTAL COMMON STOCKS
 (Cost $38,204,564)                                            $37,696,993
                                                              ------------
                                                    Principal        Value
                                                    ---------        -----
CORPORATE BONDS - 18.74%
Electric & Gas Utilities - 11.50%
Commonwealth Edison Co., 8.375% due 09/15/22       $1,250,000   $1,279,567
Consumers Energy Co., 7.375% due 09/15/23             500,000      464,083
El Paso Electric Co.,
 9.40% due 05/01/11                                   600,000      655,584
Indiana & Michigan Power Co., 8.50% due 12/15/22    1,000,000    1,041,293
Niagara Mohawk Power Corp., 8.50% due 07/01/23        250,000      252,198
NRG Northeast Generating LLC, 9.292% due 12/15/24     500,000      513,600

                                                    Principal        Value
                                                    ---------        -----

Electric & Gas Utilities - cont'd.
Pennsylvania Power Co., 8.50% due 07/15/22         $1,000,000     $994,160
Texas Electric Utilities Co., 8.50% due 08/01/24    1,000,000    1,058,220
Texas Electric Utilities Co., 7.875% due 04/01/24     250,000      237,688
                                                              ------------
                                                                 6,496,393
Telecommunications - 7.24%
Esat Holdings, Zero Coupon due 02/01/07               750,000      762,285
Esat Telecommunications Group PLC,
 11.875% due 12/01/08                                 500,000      574,830
Metronet Communications Corp., Zero Coupon due
 06/15/08                                           1,500,000    1,259,025
Public Service Company NM, 7.10% due 08/01/05         250,000      244,720
Rogers Cantel Mobile, Inc., 9.75% due 06/01/16        250,000      245,000
Worldcom, Inc. GA,
 7.75% due 04/01/07                                   250,000    1,000,360
                                                              ------------
                                                                 4,086,220
TOTAL CORPORATE BONDS
 (Cost $10,620,840)                                            $10,582,613
                                                              ------------
U.S. TREASURY OBLIGATIONS - 1.90%
U.S. Treasury Notes - 1.90%
7.25% due 05/15/04                                 $1,000,000   $1,072,190
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,030,711)                                              $1,072,190
                                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.68%
Federal Home Loan Banks - 0.36%
5.125% due 09/15/03                                  $200,000     $201,250
                                                              ------------
Federal Home Loan Mortgage Corporation - 2.79%
6.45% due 03/10/04                                    500,000      521,686
6.875% due 01/15/05                                 1,000,000    1,054,690
                                                              ------------
                                                                 1,576,376
Federal National Mortgage Association - 2.64%
6.00% due 05/15/08                                    400,000      405,436
7.25% due 01/15/10                                  1,000,000    1,084,840
                                                              ------------
                                                                 1,490,276
Government National Mortgage Corporation - 1.75%
6.50% due 06/15/29                                    250,000      222,711
7.00% due 11/15/28                                    533,474      422,358
7.00% due 12/15/22                                    375,000      174,697
8.00% due 04/15/30                                    250,000      167,454
                                                              ------------
                                                                   987,220

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      Principal        Value
                                                      ---------        -----

Resolution Funding FBE Strips - 1.14%
Zero Coupon due 04/15/09                             $1,000,000     $645,400
                                                                ------------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
 (Cost $4,630,569)                                                 4,900,522
                                                                ------------
SHORT-TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                    1,000        1,000
                                                                ------------
REPURCHASE AGREEMENT - 3.93%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be repurchased at
 $2,219,275 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $2,219,000)              2,219,000    2,219,000
                                                                ------------
TOTAL INVESTMENTS
 (Balanced Fund) (Cost $56,706,684)                               56,472,318
                                                                ------------
----------------------------------------------------------------------------
Core Bond Fund
----------------------------------------------------------------------------
                                                      Principal        Value
                                                      ---------        -----
CORPORATE BONDS - 31.20%
Automobiles - 0.56%
Daimler Chrysler, 7.25% due 01/18/06                 $2,520,000   $2,586,251
                                                                ------------
Banking - 3.49%
Asian Development Bank, 6.38% due 10/01/28            2,730,000    2,829,590
Bank America Corp., 7.40% due 01/15/11/\              1,075,000    1,119,043
Bank One Corp., 6.50% due 02/01/06/\                  3,400,000    3,449,572
Bank One Corp., 7.88% due 08/01/10/\                  2,000,000    2,140,640
First Financial Caribbean Corp., 7.84% due 10/10/06     135,000      136,601
First Union Corp., 6.95% due 11/01/04                 3,300,000    3,427,545
Inter-American Development Bank,
 7.00% due 06/16/03/\                                 2,730,000    2,839,145
                                                                ------------
                                                                  15,942,136
Chemical Products - 0.02%
ICI North America, Inc., 8.88% due 11/15/06              65,000       70,949
                                                                ------------
Drugs & Health Care - 0.99%
Athena Neurosciences LLC, 7.25% due 02/21/08          2,500,000    2,545,150
Manor Care, Inc., 8.00% due 03/01/08                  2,000,000    1,994,780
Mediq/PRN Life Support Services,
 11.0% due 06/01/08                                      10,000          100
                                                                ------------
                                                                   4,540,030

                                                        Principal        Value
                                                        ---------        -----

Financial Services - 9.64%
CNA Financial Corp., 6.25% due 11/15/03                $3,000,000   $2,964,690
Duke Capital Corp., 7.50% due 10/01/09                  1,830,000    1,906,842
Fairfax Financial Holdings Ltd., 8.25% due 10/01/15     2,935,000    2,297,489
Fairfax Financial Holdings Ltd., 7.38% due 03/15/06     3,780,000    3,417,385
Ford Motor Credit Corp., 6.88% due 02/01/06             1,250,000    1,277,800
Ford Motor Credit Corp., 7.50% due 03/15/05/\           4,665,000    4,847,821
Heller Financial, Inc., 7.38% due 11/01/09/\            3,270,000    3,392,821
ING Capital Funding, 8.44% due 12/31/49                 5,040,000    5,341,095
International Finance Corp., 7.13% due 04/06/05/\       2,840,000    2,976,519
JP Morgan Chase, 6.75% due 02/01/11                     2,150,000    2,162,792
KFW International Finance, Inc., 7.13% due 02/15/05/\  11,900,000   12,509,875
Morgan Stanley Group, Inc., 6.75% due 04/15/11          1,000,000      991,270
                                                                  ------------
                                                                    44,086,399
Food - Meat Products - 0.52%
IBP, Inc., 7.95% due 02/01/10                           3,460,000    2,404,880
                                                                  ------------
Industrials - 0.24%
SCL Aereo Santiago, 6.95% due 07/01/12, 144A              100,000       95,704
United Technologies, Inc., 6.35% due 03/01/11           1,000,000      988,690
                                                                  ------------
                                                                     1,084,394
Media - 0.22%
AOL Time Warner, Inc., 6.13% due 04/15/06               1,000,000      996,850
                                                                  ------------
Merchandising - 0.49%
K Mart Corp., 7.49% due 07/16/02                        2,250,000    2,233,253
                                                                  ------------
Oil & Gas - 0.43%
Pennzoil Company, 10.25% due 11/01/05                     205,000      235,080
Pennzoil Company, 10.13% due 11/15/09                     625,000      749,581
Kinder Morgan Energy Partners, LP, 6.75% due 03/15/11   1,000,000      988,280
                                                                  ------------
                                                                     1,972,941
Other - 6.28%
Calpine CDA Energy, 8.50% due 05/01/08                  2,000,000    2,003,324

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Principal        Value
                                                       ---------        -----

Other - cont'd.
CIT Group, Inc., 7.50% due 11/14/03/\                 $5,225,000   $5,435,463
Embotelladora Arica SA, 9.88% due 03/15/06             3,000,000    3,112,500
IMC Global, Inc., 6.63% due 10/15/01                   1,000,000      987,160
Legrand SA,
 8.50% due 02/15/25                                    3,000,000    3,223,296
Mirant Americas Generation, Inc., 8.30% due 05/01/11   1,071,000    1,084,202
Noranda, Inc., 8.38% due 02/15/11                      2,500,000    2,549,800
PHH Corp.,
 8.13% due 02/03/03                                    3,225,000    3,296,143
SESI LLC,
 8.88% due 05/15/11                                    1,000,000    1,007,077
USEC, Inc.,
 6.63% due 01/20/06                                      750,000      671,708
WITCO Corp., 6.60% due 04/01/03                        3,500,000    3,450,195
WITCO Corp., 8.50% due 03/15/05                        1,850,000    1,886,815
                                                                 ------------
                                                                   28,707,683
Real Estate - 0.00%
Grove Worldwide LLC, 9.25% due 05/01/08                   15,000          638
                                                                 ------------
Telecommunications - 4.49%
A T & T Wireless Services, Inc., 7.88% due 03/11/11    2,000,000    1,992,180
British Telecommunications PLC, 7.63% due 12/15/05     2,610,000    2,705,474
British Telecommunications PLC, 7.13% due 12/15/10     2,615,000    2,713,612
GST Telecommunications, Inc., 12.75% 11/15/07             20,000          275
Iridium Operations LLC, 11.25% due 07/15/05               25,000          563
KMC Telecom. Holdings, Inc.,
 Step-up due 02/15/08*                                    50,000        3,000
Metronet Communications Corp., Step-up due 06/15/08/\  3,910,000    3,281,858
Rogers Wireless, Inc., 9.63% due 05/01/11              1,000,000    1,003,310
Royal KPN NV, 8.00% due 10/01/10                       3,025,000    2,940,512
Shaw Communications, Inc., 7.25% due 04/06/11          1,000,000      990,160
Telefonica Europe BV, 7.75% due 09/15/10               2,820,000    2,917,403
Williams Communications Group, Inc.,
 8.25% due 03/15/04                                    2,000,000    1,977,020
                                                                 ------------
                                                                   20,525,367

                                                        Principal        Value
                                                        ---------        -----

Transportation - 0.48%
Delta Airlines, Inc., 7.78% due 11/18/08/\             $2,090,000   $2,176,965
Southern Railway Company, 8.75% due 10/15/03               30,000       32,124
                                                                  ------------
                                                                     2,209,089
Utilities - 3.35%
Brit Gas,
 Zero Coupon due 11/04/21                               5,900,000    1,247,850
Georgia Power Company, 6.20% due 02/01/06               3,440,000    3,449,770
Northern Illinois Gas Co., 6.63% due 02/01/11           2,150,000    2,099,754
Osprey, Inc., 7.80% due 01/15/03/\                      4,230,000    4,324,350
Pennsylvania Electric Company, 6.63% due 04/01/19/\     3,675,000    3,291,550
South Carolina Electric & Gas Co., 6.70% due 02/01/11     915,000      907,515
                                                                  ------------
                                                                    15,320,789
TOTAL CORPORATE BONDS
 (Cost $142,377,793)                                              $142,681,649
                                                                  ------------
U.S. TREASURY OBLIGATIONS - 5.35%
U.S. Treasury Notes - 5.35%
5.00% due 02/15/11                                     $7,166,000   $6,984,628
5.75% due 11/15/05                                     16,920,000   17,506,955
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $24,634,578)                                                $24,491,583
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.23%
Federal Farm Credit Banks - 1.26%
6.75% due 07/07/09/\                                   $5,540,000   $5,786,696
                                                                  ------------
Federal Home Loan Banks - 2.73%
5.13% due 09/15/03/\                                      400,000      402,500
5.32% due 12/23/08/\                                    4,000,000    3,853,120
5.81% due 03/23/09/\                                    3,780,000    3,728,630
6.00% due 07/16/03                                      1,330,000    1,334,333
6.01% due 12/03/08/\                                      900,000      880,173
6.70% due 05/07/03/\                                    2,300,000    2,301,081
                                                                  ------------
                                                                    12,499,837
Federal Home Loan Mortgage Corp. - 3.90%
6.00% Gold Single TBA**                                10,425,000   10,066,693
7.00% due 03/01/12                                         99,479      101,872
8.00% due 10/01/29-01/01/31                             7,390,487    7,646,789
                                                                  ------------
                                                                    17,815,354
Federal National Mortgage Association - 20.42%
5.69% due 01/23/06                                      2,010,000    2,006,221
6.00% due 05/15/08/\                                    1,500,000    1,520,385
6.18% due 07/01/08                                         19,383       19,495
6.27% due 11/01/07                                         53,173       53,886
6.29% due 06/01/08                                         19,391       19,627

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                  Principal        Value
                                                  ---------        -----

Federal National Mortgage Association - cont'd.
6.30% due 01/01/08                                  $19,297      $19,577
6.31% due 02/01/08                                  192,962      193,805
6.34% due 01/01/08                                   18,944       19,261
6.43% due 01/01/08                                   19,295       19,699
6.50% TBA**                                      15,600,000   15,726,828
6.50% TBA**                                      24,925,000   24,652,321
6.50% due 04/01/29                                  425,813      421,687
6.98% due 06/01/07                                   18,448       19,239
7.00% TBA**                                      32,400,000   32,653,044
7.00% due 09/01/10 - 10/01/28                       607,872      615,003
7.04% due 03/01/07                                   19,225       20,149
7.13% due 06/15/10/\                              9,570,000   10,313,206
7.28% due 10/01/06                                   19,185       20,291
7.50% due 10/01/10 - 08/01/15                     4,897,083    5,052,539
                                                            ------------
                                                              93,366,263
FICO Strips - 0.54%
Zero Coupon due 05/11/18                          7,500,000    2,447,100
                                                            ------------
Government National Mortgage Association - 5.85%
6.50% due 06/15/29                                  898,146      890,844
7.50% due 04/15/22 - 02/15/31                    23,967,853   24,521,659
8.00% due 04/15/30/\                              1,295,503    1,339,628
                                                            ------------
                                                              26,752,131
Tennessee Valley Authority - 0.53%
5.625% due 01/18/11                                            2,426,332
                                                            ------------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
 (Cost $160,393,259)                                        $161,093,713
                                                            ------------
FIXED INCOME - OTHER - 8.48%
Auto Loans Receivable - 3.78%
Aesop Funding II LLC, 6.40% due 10/20/03, 144A     $100,000     $101,840
Americredit Automobile Rec, 7.05% due 02/12/05/\  2,820,000    2,911,644
Associates Automobile Rec, 6.99% due 07/15/08/\   3,950,000    4,039,820
Daimler Chrysler, 6.70% due 03/08/06/\            1,000,000    1,035,467
Ford Motor Credit Corp., 6.58% due 11/15/04/\     4,230,000    4,371,409
Nissan Auto Rec, 5.75% due 06/15/06               2,000,000    2,022,500
WFS Financial 2000 Rec, 7.17% due 02/20/08        2,700,000    2,812,365
                                                            ------------
                                                              17,295,045
Credit Cards Receivable - 0.64%
Discover Card, 5.60% due 05/16/06                   150,000      151,031
Fleet Credit Card, 6.90% due 04/16/07             2,640,000    2,755,500
                                                            ------------
                                                               2,906,531

                                                         Principal        Value
                                                         ---------        -----

Other Asset Backed Securities - 4.06%
Continental Airlines,
 6.90% due 01/02/18                                        $91,747      $92,156
Continental Airlines pass-through, 6.65% due 09/15/17       64,699       62,827
Continental Airlines pass-through, 7.08% due 11/01/04      119,573      122,649
CWABS, Inc., 7.30% due 05/25/26                          2,610,000    2,684,351
P P & L Transition LLC, 7.05% due 06/25/09               2,820,000    2,929,275
P S E & G Transition Funding LLC,
 6.75% due 06/15/16                                      3,580,000    3,541,945
Peco Energy Trans,
 6.13% due 03/01/09                                      3,780,000    3,730,369
United Airlines pass-through, 7.03% due 04/01/12/\       2,466,055    2,506,966
United Airlines pass-through, 7.73% due 07/01/10/\       2,820,000    2,912,101
                                                                   ------------
                                                                     18,582,639
TOTAL FIXED INCOME - OTHER (Cost $37,968,946)                       $38,784,215
                                                                   ------------
                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 0.00%
Telecommunication Services - 0.00%
SF Holdings Group, Inc., 144A                                    7           $0
                                                                   ------------
TOTAL COMMON STOCKS (Cost $26)
PREFERRED STOCKS - 0.01%
Fairfield Mfg. Co., Inc., PIK 11.25%                            26      $15,145
Primedia, Inc., 8.625%                                         145       11,310
SF Holdings Group, Inc., 13.75%*                                 2        5,050
XO Communications, Inc.                                          5          962
                                                                   ------------
TOTAL PREFERRED STOCKS
 (Cost $60,478)                                                         $32,467
                                                                   ------------
WARRANTS - 0.00%
Concentric Network Corp., Exp. 12/15/07, 144A*                   5         $125
KMC Telecom. Holdings, Inc., Exp. 04/15/08, 144A*               50           56
Motient Corp., Exp. 04/01/2008*                                  5           16
                                                                   ------------
TOTAL WARRANTS (Cost $0)                                                   $197
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----
CORPORATE SHORT-TERM COMMERCIAL PAPER - 19.73%
Abbot Laboratories, 4.42% due 05/18/01                 $13,300,000  $13,272,240
CVS Corp.,
 4.43% due 05/15/01                                     13,385,000   13,361,941

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                   Principal        Value
                                                   ---------        -----

CORPORATE SHORT-TERM COMMERCIAL PAPER - cont'd.
Countrywide Home Loans, Inc.,
 4.50% due 05/09/01                              $10,000,000   $9,990,000
Goldman Sachs Group, 4.55% due 05/01/01            7,217,000    7,217,000
Merrill Lynch & Co., Inc., 4.55% due 05/03/01     10,000,000    9,997,472
Omnicom Finance, Inc., 4.52% due 05/18/01         14,000,000   13,970,118
Textron Financial Corp., 4.50% due 05/15/01        5,000,000    4,991,250
Textron Financial Corp., 4.95% due 05/17/01       10,000,000    9,978,000
United Technologies Corp., 4.62% due 05/04/01      7,439,000    7,436,136
                                                             ------------
TOTAL CORPORATE SHORT-TERM COMMERCIAL PAPER
 (Cost $90,214,157)                                           $90,214,157
                                                             ------------
TOTAL INVESTMENTS
 (Core Bond Fund)
 (Cost $455,649,237)                                         $457,297,981
                                                             ------------
-------------------------------------------------------------------------
High Yield Bond Fund
-------------------------------------------------------------------------
                                                   Principal        Value
                                                   ---------        -----
CORPORATE BONDS - 93.15%
Aerospace & Defense - 1.34%
Dunlop Std. Aerospace Holdings,
 11.88% due 05/15/09                                $200,000     $210,000
K & F Industries, 9.25% due 10/15/07                 700,000      717,500
                                                             ------------
                                                                  927,500
Airlines - 2.82%
Aircraft Service International Group,
 11.00% due 08/15/05                                 800,000      904,000
Atlas Air, Inc.:
 8.77% due 01/02/11                                  414,820      437,809
 9.25% due 04/15/08                                  225,000      213,750
 9.70% due 01/02/10                                  200,000      211,174
Decrane Aircraft Holdings, 12.00% due 09/30/08       200,000      188,000
                                                             ------------
                                                                1,954,733
Autos & Auto Related - 2.38%
Diamond Triumph Auto, 9.25% due 04/01/08             250,000      223,750
Pep Boys-Manny Moe & Jack:
 6.52% due 07/16/07                                  430,000      333,250
 6.63% due 05/15/03                                  110,000       86,900
Prestolite Electric, Inc., 9.63% due 02/01/08        800,000      368,000
Stanadyne Automotive Corp., 10.25% due 12/15/07      750,000      638,438
                                                             ------------
                                                                1,650,338

                                                     Principal        Value
                                                     ---------        -----

Banks - 1.05%
Western Financial Bank:
 8.50% due 07/01/03                                   $500,000     $485,960
 8.88% due 08/01/07                                    250,000      240,000
                                                               ------------
                                                                    725,960
Business & Commercial Services - 2.13%
Americredit Corp., 9.25% due 02/01/04                  625,000      618,750
Anthony Crane Rental, 10.38% due 08/01/08            1,050,000      463,312
Integrated Electrical Services, 9.38% due 02/01/09     300,000      292,500
Pierce Leahy Corp., 8.13% due 05/15/08                 100,000       98,750
                                                               ------------
                                                                  1,473,312
Chemicals - 1.53%
Geo Specialty Chemicals, Inc., 10.13% due 08/01/08     350,000      304,500
Koppers Industries, Inc., 9.88% due 12/01/07           350,000      336,000
Royster-Clark, Inc., 10.25% due 04/01/09               500,000      420,000
                                                               ------------
                                                                  1,060,500
Containers - Paper - 0.94%
Packaged Ice Inc., Series B, 9.75% due 02/01/05        750,000      652,500
                                                               ------------
Electronic Equipment & Services - 1.71%
Flextronics International, Inc., 9.88% due 07/01/10    605,000      595,925
Metromedia Fiber Network, Inc., 10.00% due 12/15/09    750,000      498,750
Viasystems, Inc., 9.75% due 06/01/07                   150,000       91,500
                                                               ------------
                                                                  1,186,175
Energy - 4.10%
AES Drax Energy, Ltd., 11.50% due 08/30/10             750,000      821,250
AES Corp.,
 8.75% due 12/15/02                                    150,000      152,625
 8.88% due 02/15/11                                    500,000      497,625
Avista Corp.,
 9.75% due 06/01/08                                    700,000      693,329
KCS Energy,
 8.88% due 01/15/06                                    550,000      506,000
Key Energy Services, Inc., 8.38% due 03/01/08          110,000      112,453
Swift Energy Co., 10.25% due 08/01/09                   50,000       53,500
                                                               ------------
                                                                  2,836,782
Financial Services - 4.23%
Charter Communications Holding, 10.75% due 10/01/09    780,000      842,400

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                            Principal        Value
                            ---------        -----

Financial Services -
  cont'd.
LaBranche & Co., Inc.,
 12.00% due 03/02/07         $555,000     $621,600
Nexstar Finance, Inc.,
 12.00% due 04/01/08          900,000      884,250
Ono Finance Company PLC.,
 13.00% due 05/01/09          750,000      577,500
                                      ------------
                                         2,925,750
Food & Drug Distribution - 3.93%
Agrilink Foods, Inc.,
 11.88% due 11/01/08        1,000,000      840,000
Express Scripts, Inc.,
 9.63% due 06/15/09           600,000      651,000
Fleming Companies, Inc.,
 10.63% due 07/31/07          500,000      515,000
Pharmerica, Inc.,
 8.38 due 04/01/08            750,000      716,250
                                      ------------
                                         2,722,250
Health Care Providers & Services -
  5.02%
Healthsouth Corp.,
 10.75% due 10/01/08          200,000      215,000
Iasis Healthcare Corp.,
 13.00% due 10/15/09          460,000      494,500
Lifepoint Hospitals
 Holdings, Inc., 10.75%
 due 05/15/09                 230,000      254,725
Manor Care, Inc.,
 7.50% due 06/15/06           250,000      249,425
Medpartners, Inc.,
 7.38% due 10/01/06           200,000      198,000
Omega Healthcare
 Investments, Inc.,
 6.95% due 06/15/02           500,000      423,270
Physician Sales & Svc.,
 Inc., 8.50% due 10/01/07     500,000      411,250
PMD Group, Inc.,
 11.00% due 02/28/11           50,000       51,500
Unilab Corp.,
 12.75% due 10/01/09          300,000      336,375
Universal Hospital
 Services, Inc., 10.25%
 due 03/01/08               1,000,000      840,000
                                      ------------
                                         3,474,045
Home Builders - 0.93%
Beazer Homes USA, Inc.,
 9.00% due 03/01/04           350,000      345,625
Champion Enterprises,
 Inc., 7.63% due 05/15/09     475,000      295,944
                                      ------------
                                           641,569
Household Products - 1.13%
Sealy Mattress Company,
 10.88% due 12/15/07          750,000      637,500
Sleepmaster LLC,
 11.00% due 05/15/09          190,000      146,300
                                      ------------
                                           783,800

                                                        Principal        Value
                                                        ---------        -----

Hotels, Restaurants & Leisure - 8.43%
Cinemark USA, Inc. Series B, 9.63% due 08/01/08          $500,000     $390,000
Dominos, Inc., 10.38% due 01/15/09                        300,000      301,500
Crown Castle International Corp.:
 10.38% due 05/15/11                                      350,000      257,250
 10.63% due 11/15/07                                      350,000      295,750
Hollywood Casino Shreveport, 13.00% due 08/01/06, 144A  1,000,000    1,087,500
Hollywood Park, Inc. Series B:
 9.25% due 02/15/07                                       250,000      245,625
 9.50% due 08/01/07                                       350,000      346,500
Horseshoe Gaming LLC, 9.38% due 06/15/07                  500,000      517,500
Isle of Capri Casinos, Inc., 8.75% due 04/15/09           450,000      415,125
Riviera Black Hawk, Inc., 13.00% due 05/01/05             790,000      790,000
Tricon Global Restaurants, 8.87% due 04/15/11             500,000      498,750
YankeeNets LLC, 12.75% due 03/01/07                       700,000      689,500
                                                                  ------------
                                                                     5,835,000
Industrial - 0.63%
BRL Unvl Equipment, 8.88% due 02/15/08                    200,000      206,000
Grant Prideco, Inc., 9.63% due 12/01/07                    90,000       94,950
USI American Holdings, Inc., 7.25% due 12/01/06           175,000      138,237
                                                                  ------------
                                                                       439,187
Internet Services - 0.73%
Globix Corp., 12.50% due 02/01/10                         705,000      176,250
UNOVA, Inc.,
 6.88% due 03/15/05                                       800,000      332,000
                                                                  ------------
                                                                       508,250
Machinery - 2.55%
Calpine Corp.:
 7.75% due 04/15/09                                       200,000      190,398
 8.50% due 05/01/08                                       850,000      851,413
Lennar Corp., 9.95% due 05/01/10                          400,000      437,000
Penhall International Corp., 12.00% due 08/01/06          300,000      288,000
                                                                  ------------
                                                                     1,766,811
Media - 6.43%
Coaxial Communications Center, Inc.,
 10.00% due 08/15/06                                      600,000      597,000
Cumulus Media, Inc., 10.38% due 07/01/08                  870,000      809,100

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                       Principal        Value
                                                       ---------        -----

Media - cont'd.
Golden Sky DBS, Inc., 13.50% due 03/01/07               $900,000     $576,000
Mediacom LLC, 9.50% due 01/15/13                         600,000      585,000
Pecunia 1 Vermogensverwalt, 14.00% due 07/15/10          565,000      565,000
Sinclair Broadcast Group, Inc.:
 9.00% due 07/15/07                                      300,000      280,500
 10.00% due 09/30/05                                     300,000      291,000
STC Broadcasting, Inc., 11.00% due 03/15/07              300,000      281,250
United Pan Europe, 13.75% due 02/01/10 144A            1,400,000      469,000
                                                                 ------------
                                                                    4,453,850
Merchandising - 2.55%
Big 5 Corporation Series B, 10.88% due 11/15/07          250,000      227,812
Shop At Home, Inc., 11.00% due 04/01/05                  750,000      772,500
True Temper Sports, Inc., 10.88% due 12/01/08            750,000      765,000
                                                                 ------------
                                                                    1,765,312
Metals - 1.81%
California Steel Industries, Inc., 8.50% due 04/01/09     50,000       46,000
Metals USA, Inc., 8.63% due 02/15/08                     300,000      225,000
National Steel Corp., 9.88% due 03/01/09                 300,000      117,000
Renco Metals, Inc., 11.50% due 07/01/03                2,150,000      209,625
Renco Steel Holdings, Inc., 10.88% due 02/01/05          300,000      124,500
Russel Metals, Inc., 10.00% due 06/01/09                 300,000      291,000
WCI Steel, Inc., 10.00% due 12/01/04                     330,000      237,600
                                                                 ------------
                                                                    1,250,725
Natural Gas - 1.63%
Amerigas Partners, LP, 10.00% due 04/15/06               525,000      530,250
Leviathan Gas Pipeline Ptnr. Co. Series B,
 10.38% due 06/01/09                                     560,000      599,200
                                                                 ------------
                                                                    1,129,450
Oil - Integrated Domestic - 0.59%
Tesoro Petroleum Corp.,
 9.00% due 07/01/08                                      400,000      408,000
                                                                 ------------
Oil & Gas Producers - 2.94%
RB Falcon Corp.,
 9.50% due 12/15/08                                       25,000       28,338
Frontier Oil Corp., 11.75% due 11/15/09                  850,000      887,188
Grey Wolf, Inc., 8.88% due 07/01/07                      135,000      137,362

                                                     Principal        Value
                                                     ---------        -----

Oil & Gas Producers - cont'd.
HS Resources, Inc., 9.25% due 11/15/06                $625,000     $650,000
Triton Energy, Ltd., 9.25% due 04/15/05                315,000      329,962
                                                               ------------
                                                                  2,032,850
Paper & Forest Products - 2.43%
Bear Island Paper Company LLC, 10.00% due 12/01/07   1,200,000    1,092,000
Fibermark, Inc., 10.75% due 04/15/11                   300,000      302,250
Specialty Paperboard, Inc., 9.38% due 10/15/06         300,000      291,000
                                                               ------------
                                                                  1,685,250
Pharmaceuticals - 2.92%
ICN Pharmaceuticals, Inc.:
 8.75% due 11/15/08 144A                             1,525,000    1,530,719
 9.25% due 08/15/05                                    250,000      253,125
King Pharmaceuticals, Inc., 10.75% due 02/15/09        220,000      235,400
                                                               ------------
                                                                  2,019,244
Pollution Control - 0.81%
Allied Waste of North America, Inc.,
 10.00% due 08/01/09                                   540,000      558,225
                                                               ------------
Real Estate - 3.17%
Courtyard Marriott II, Ltd., 10.75% due 02/01/08       800,000      822,000
Grove Worldwide LLC, 9.25% due 05/01/08                900,000       38,250
Meditrust Companies, 7.51% due 09/26/03                650,000      585,137
National Health Investors, 7.00% due 02/01/04          200,000      135,268
Rent-a-Center, Inc., 11.00% due 08/15/08               300,000      301,500
WCI Communities, Inc., 10.63% due 02/15/11             300,000      312,375
                                                               ------------
                                                                  2,194,530
Schools - 1.42%
KinderCare Learning Centers, Inc.,
 9.50% due 02/15/09                                  1,000,000      980,000
                                                               ------------
Telecommunications - 18.18%
AirGate PCS, Inc., Variable rate due 10/01/09          900,000      531,000
American Cellular Corp., 9.50% due 10/15/09            525,000      504,000
A T & T Wireless Services, Inc., 7.88% due 03/01/11    250,000      249,023
Benedek Communications Corp., 13.25% due 05/15/06    1,350,000      675,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                            Principal        Value
                            ---------        -----

Telecommunications -
  cont'd.
Concentric Network Corp.,
 12.75% due 12/15/09       $1,170,000     $649,350
Condor Systems, Inc.,
 11.88% due 05/01/09          500,000      330,000
Ekabel Hessen,
 14.50% due 09/01/10 144A     500,000      622,125
ESAT Holdings Series B,
 12.50% due 02/01/07          600,000      609,828
Exodus Communications,
 Inc., 11.63% due
 07/15/10                     750,000      592,500
Frontiervision Holdings,
 11.88% due 09/15/07        1,000,000    1,020,000
Global Crossings
 Holdings, Ltd., 9.63%
 due 05/15/08               1,000,000      945,000
GT Group
 Telecommunications,
 Inc.,
 13.25% due 02/01/10,
 144A                       1,400,000      483,000
Level 3 Communications,
 Inc.:
 11.00% due 03/15/08          500,000      345,000
 12.88% due 03/15/10 144A     750,000      262,500
McLeodUSA, Inc.,
 11.38% due 01/01/09          300,000      256,500
Microcell
 Telecommunications,
 12.00% due 06/01/09        1,500,000      720,000
Netia Holdings B.V.:
 10.25% due 11/01/07          250,000      142,500
 11.25% due 11/01/07          500,000      270,000
Netia Holdings II B.V.,
 13.13% due 06/15/09          150,000      111,000
Nextel Communications,
 9.38% due 11/15/09           350,000      289,625
Nextlink Communications,
 Inc., 13.13% due
 12/01/09 144A                500,000      125,000
Orbcomm Global Series B,
 14.00% due 08/15/04          500,000        6,250
Pegasus Communications
 Corp., 9.75% due
 12/01/06                     250,000      235,000
PSI Net, Inc.,
 11.00% due 08/01/09          280,000       19,600
Rogers Wireless, Inc.,
 9.63% due 05/01/11            65,000       65,215
Spectrasite Holdings,
 Inc., 12.88% due
 03/15/10 144A              1,000,000      490,000
Telewest Communications
 PLC., 6.00% due 07/07/05     530,000      435,213
Telewest Fin. Jersey,
 Ltd., 11.00% due
 10/01/07                     425,000      412,250
Triton PCS Holdings,
 Inc., 9.38% due 02/01/11     175,000      167,125
Versatel
 Telecommunications B.V.,
 13.25% due 05/15/08          680,000      308,000
Versatel
 Telecommunications
 Int'l., 11.88% due
 07/15/09                     500,000      205,000

                                                        Principal        Value
                                                        ---------        -----

Telecommunications - cont'd.
Williams Communications Group,
 8.25% due 03/15/04 144A                                 $300,000     $296,553
 11.70% due 08/01/08                                      450,000      202,500
WinStar Communications, Inc:
 14.75% due 04/15/10 144A                                 750,000        7,500
                                                                  ------------
                                                                    12,583,157
Textiles & Apparel - 0.94%
Anvil Knitwear, Inc. Series B, 10.88% due 03/15/07        300,000      282,750
Galey & Lord, Inc., 9.13% due 03/01/08                    675,000      364,500
                                                                  ------------
                                                                       647,250
Utilities - Electric - 1.75%
Caithness Cosco Funding Corp., 9.05% due 12/15/09         800,000      721,000
ESI Tractebel Acquisition Corp., 7.99% due 12/30/11       500,000      487,775
                                                                  ------------
                                                                     1,208,775
TOTAL CORPORATE BONDS
 (Cost $70,801,028)                                                $64,481,080
                                                                  ------------
                                                           Shares        Value
                                                           ------        -----
PREFERRED STOCK - 1.59%
Adelphia Communications Corp., Exchangeable Series B,
 13.00%                                                     6,000     $589,500
Anvil Holdings, Inc., Exchangeable Series B, 13.00%        25,812      509,787
                                                                  ------------
TOTAL PREFERRED STOCK (Cost $1,090,991)                             $1,099,287
                                                                  ------------
WARRANTS - 0.09%
GT Group Telecommunications, Inc., Exp. 02/01/10,
 144A                                                       1,400      $38,500
Ono Finance Company                                           500       20,062
                                                                  ------------
TOTAL WARRANTS (Cost $67,479)                                          $58,562
                                                                  ------------
PUT OPTIONS - 0.44%
Real Estate Investment Trust
Meditrust Exercisable Put Option, 7.11%, Exp.
 08/15/04                                                 350,000     $308,000
                                                                  ------------
TOTAL PUT OPTIONS (Cost $228,000)                                     $308,000
                                                                  ------------
                                                        Principal        Value
                                                        ---------        -----
REPURCHASE AGREEMENT - 4.73%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be repurchased at
 $3,276,406 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $3,276,000)               $3,276,000   $3,276,000
                                                                  ------------
TOTAL INVESTMENTS
 (High Yield Bond Fund) (Cost $75,463,498)                         $69,222,929
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Municipal Bond Fund
-------------------------------------------------------------------------------
                                                         Principal        Value
                                                         ---------        -----

LONG-TERM INVESTMENTS - 95.42%
Alabama - 0.39%
Alabama Housing Finance Authority Single Family
 Mortgage Revenue Collateralized Home Mortgage
 Program, Series B-2, 6.40%, 04/01/25                      $85,000      $85,786
                                                                   ------------
Alaska - 3.00%
Anchorage, Alaska, Lease Revenue Bonds,
 5.88%, 02/01/13                                           615,000      659,926
                                                                   ------------
Arizona - 3.18%
Maricopa County, AZ, Industrial Development Authority,
 4.50%, 11/01/14                                           700,000      700,000
                                                                   ------------
Arkansas - 1.18%
Camden, Arkansas, Pollution Control, (International
 Paper Company Project), 5.70%, 09/01/12                   250,000      259,717
                                                                   ------------
California - 14.01%
California Housing Finance Agency Revenue, Series H,
 6.15%, 08/01/16                                         1,000,000    1,031,590
California State Public Works Board, (Regents Univ.,)
 Series A, 5.25%, 06/01/13                               1,000,000    1,045,530
Los Angeles, CA, Department of Water, Series A,
 5.38%, 07/01/18                                         1,000,000    1,005,430
                                                                   ------------
                                                                      3,082,550
Colorado - 7.91%
Denver, Colorado, City & County Airport,
 6.00%, 11/15/15                                           750,000      795,817
El Paso County, Colorado, Single Family Prerefunded,
 Zero Coupon, 09/01/15                                   2,000,000      944,800
                                                                   ------------
                                                                      1,740,617
District of Columbia - 3.15%
District of Columbia Refunding, 5.50%, 06/01/09            650,000      693,583
                                                                   ------------
Illinois - 3.43%
Illinois State Highway Authority Toll, Series A,
 5.50%, 01/01/15                                           225,000      236,484
Chicago, Illinois, Water Revenue, 6.50%, 11/01/15          450,000      517,527
                                                                   ------------
                                                                        754,011

                                                         Principal        Value
                                                         ---------        -----

Indiana - 0.98%
Elkhart County, IN, Hospital Authority, 5.25%, 08/15/28   $250,000     $215,800
                                                                   ------------
Kansas - 1.57%
Wyandotte County, Kansas City, Kansas, Unified
 Government, 4.50%, 09/01/28                               225,000       90,028
Wyandotte County, Kansas City, Kansas, Unified
 Government Utility System Revenue, 5.75%, 09/01/24        150,000      155,204
                                                                   ------------
                                                                        345,232
Louisiana - 1.07%
Louisiana Public Facilities Authority Hospital Revenue
 Refunding (Touro Infirmary Project),
 Series A, 5.50%, 08/15/19                                 250,000      236,207
                                                                   ------------
Maine - 0.12%
Maine State Housing Authority Mortgage Purchase,
 Revenue Series A-4, 6.375%, 11/15/12                       25,000       25,521
                                                                   ------------
Maryland - 1.32%
Maryland State Transit Authority, Facility projects
 Revenue Bond, 6.80%, 07/01/16                             250,000      291,068
                                                                   ------------
Massachusetts - 7.73%
Massachusetts State Health & Educational Facilities,
 Partners Healthcare System,
 5.13%, 07/01/19
 5.75%, 07/01/21                                           700,000      676,179
Massachusetts State Turnpike Authority, Series A,
 5.00%, 01/01/13                                         1,000,000    1,024,840
                                                                   ------------
                                                                      1,701,019
Michigan - 1.19%
Michigan State Hospital Finance Authority, Ascension
 Health Credit Service, 5.25%, 11/15/09                    250,000      260,828
                                                                   ------------
Nevada - 2.27%
Nevada Housing Division, Single-Family Revenue Program,
 B-2, 6.95%, 10/01/26                                      210,000      217,205
Nevada Housing Division, Single-Family Revenue Program,
 Issue C, 6.35%, 10/01/12                                  275,000      281,641
                                                                   ------------
                                                                        498,846
New Jersey - 3.62%
New Jersey State Highway, Garden St. Pkwy.,
 5.25%, 01/01/18                                           800,000      795,840
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

New York - 13.89%
New York, New York, Series B, Gen. Oblig.,
 5.75%, 08/01/14                                          $750,000     $798,345
New York State Dorm. Authority, Mental Health Services
 Facility, 6.00%, 02/15/08                                 250,000      271,700
New York State Environmental Facilities Corporation
 Pollution Control Revenue Refunding (IBM Corporation
 Project), 7.125%, 07/01/12                                480,000      487,147
New York State Mortgage Agency Revenue, Series 40-A,
 6.35%, 04/01/21                                           315,000      324,737
New York State Mortgage Agency Revenue, Series 77A,
 4.70%, 04/01/11                                           225,000      222,743
New York, NY, Municipal Water, Series C, 5.13%,
 16/15/33                                                1,000,000      950,900
                                                                   ------------
                                                                      3,055,572
North Dakota - 3.19%
North Dakota State Water Commission Facilities
 Authority Revenue, Series A, 6.00%, 08/01/12              640,000      702,803
                                                                   ------------
Oklahoma - 1.14%
Oklahoma Development Finance Auth., Public Service of
 Oklahoma Project, Zero Coupon, 06/01/14                   250,000      251,020
                                                                   ------------
Pennsylvania - 2.70%
Philadelphia, Pennsylvania, Water & Wastewater Revenue,
 6.25%, 08/01/12                                           450,000      508,694
Pine Richland School District, Series A,
 Zero Coupon, 09/01/23                                     300,000       84,753
                                                                   ------------
                                                                        593,447
South Carolina - 2.34%
Greenville, SC, Hospital Systems Facility, 5.50%,
 05/01/26                                                  250,000      249,663
South Carolina State Public Revnue, 5.625%, 01/01/13       250,000      265,390
                                                                   ------------
                                                                        515,053
Tennessee - 2.22%
Humphreys County, Tennessee, Industrial Development
 Board Solid Waste Disposal Revenue (Inland Container
 Corp. Project), 6.70%, 05/01/24                           450,000      487,512
                                                                   ------------

                                                        Principal        Value
                                                        ---------        -----

Texas - 9.60%
Argyle, Texas, Independent School District, Zero
 Coupon, 08/15/14                                        $270,000     $133,323
Austin, Texas, Water & Wastewater, 6.50%, 05/15/05        400,000      436,344
Kerrville, Texas, Independent School District,
 6.00%, 08/15/13                                          200,000      217,648
Lower Colorado River Authority, Texas Revenue, 6.00%,
 05/15/10                                                 250,000      274,858
Lower Colorado River Authority, Texas Prerefunded,
 5.25%, 01/01/15                                          200,000      206,498
Port Arthur, Texas, Navigation District, Zero
 Coupon, 03/01/10                                         900,000      584,253
Texas State Veterans Housing Assistance,
 6.80%, 12/01/23                                           65,000       67,766
Tsleta, TX, Independent School District,
 5.25%, 11/15/20                                          200,000      192,892
                                                                  ------------
                                                                     2,113,582
Washington - 1.06%
Central Puget Sound, Washington, Regional, 5.25%,
 02/01/13                                                 225,000      233,176
                                                                  ------------
Wisconsin - 2.54%
Wisconsin Housing & Economic Development Authority
 Home Ownership Revenue, Series D, 6.10%, 07/01/24         55,000       56,216
Wisconsin State Health & Educational Facilities
 Authority Revenue, Mercy Hospital of Janesville,
 Incorporated, 6.60%, 08/15/22                            500,000      503,775
                                                                  ------------
                                                                       559,991
Wyoming - 0.64%
Green River-Sweetwater County, Wyoming,
 4.50%, 03/01/14                                          140,000      140,115
                                                                  ------------
TOTAL LONG TERM INVESTMENTS
 (Cost $20,847,603)                                                $20,998,822
                                                                  ------------
SHORT-TERM INVESTMENTS - 4.58%
SSGA Municipal Money Market Fund                       $1,007,502   $1,007,502
                                                                  ------------
TOTAL INVESTMENTS
 (Municipal Bond Fund) (Cost $21,855,105)                          $22,006,324
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
Strategic Income Fund
-------------------------------------------------------------------------
                                                   Principal        Value
                                                   ---------        -----

CORPORATE BONDS - 43.67%
Aerospace & Defense - 0.09%
Dunlop Std. Aerospace Holdings PLC,
 11.88% due 05/15/09                                $30,000       $31,500
                                                             ------------
Auto Related - 0.99%
Pep Boys- Manny Moe & Jack, 6.52% due 07/16/07      100,000        77,500
Prestolite Electric, Inc., 9.63% due 02/01/08        50,000        23,000
Stanadyne Automotive Corp., 10.25% due 12/15/07     275,000       234,094
                                                             ------------
                                                                  334,594
Banks - 0.09%
Western Financial Bank, 8.88% due 08/01/07           30,000        28,800
                                                             ------------
Business & Commercial Services - 1.32%
Americredit Corp., 9.25% due 02/01/04                25,000        24,750
Cendant Corp.,
 7.75% due 12/01/03                                 100,000       100,320
Condor Systems, Inc., 11.88% due 05/01/09            25,000        16,500
Iron Mountain, Inc., 10.13% due 10/01/06            250,000       265,000
National Equipment Services, Inc. Series B,
 10.00% due 11/30/04                                 50,000        20,250
National Equipment Services, Inc. Series C,
 10.00% due 11/30/04                                 50,000        20,250
                                                             ------------
                                                                  447,070
Chemicals - 0.05%
Geo Specialty Chemicals, Inc. 10.13% due 08/01/08    20,000        17,400
                                                             ------------
Crude Petroleum & Natural Gas - 1.70%
Pennzoil Company, 10.25% due 11/01/05               500,000       573,365
                                                             ------------
Electronic Equipment & Services - 0.57%
Breed Technologies, Inc., 9.25% due 04/15/08        500,000         2,500
Flextronics International, Ltd.:
 8.75% due 10/15/07                                  60,000        56,400
 9.88% due 07/01/10                                 135,000       132,975
                                                             ------------
                                                                  191,875
Energy - 1.07%
AES Corp.,
 8.75% due 12/15/02                                 160,000       162,800
Avista Corp.,
 9.75% due 06/01/08                                 150,000       148,571
Key Energy Services, Inc., 8.38% due 03/01/08        50,000        51,115
                                                             ------------
                                                                  362,486

                                                        Principal        Value
                                                        ---------        -----

Finance Companies - 1.37%
Ono Finance Company PLC, 13.00% due 05/01/09            $600,000      $462,000
                                                                  ------------
Food & Drug Distribution - 1.82%
Agrilink Foods, Inc. 11.88% due 11/01/08                 300,000       252,000
Express Scripts, Inc., 9.63% due 06/15/09                 50,000        54,250
Pharmerica, Inc., 8.38% due 04/01/08                     325,000       310,375
                                                                  ------------
                                                                       616,625
Health Care Providers & Services - 2.90%
Iasis Healthcare Corp., 13.00% due 10/15/09              135,000       145,125
Lifepoint Hospitals, Inc., 10.75% due 05/15/09            50,000        55,375
Manor Care, Inc., 7.50% due 06/15/06                     250,000       249,425
Omega Healthcare Investments, Inc.
 6.95% due 06/15/02                                      135,000       114,283
Physician Sales & Svc., Inc., 8.50% due 10/01/07         150,000       123,375
Universal Hospital Services, Inc., 10.25% due 03/01/08   350,000       294,000
                                                                  ------------
                                                                       981,583
Home Builders - 0.08%
Beazer Homes USA, Inc.:
 8.88% due 04/01/08                                        3,000         3,004
 9.00% due 03/01/04                                       25,000        24,688
                                                                  ------------
                                                                        27,692
Hotels, Restaurants & Leisure - 4.87%
Cinemark USA, Inc., 9.63% due 08/01/08                   100,000        78,000
Crown Castle International Corp., Zero Coupon due
 05/15/11                                                350,000       257,250
Hollywood Casino, Shreveport, 13.0% due 08/01/06         400,000       435,000
Isle of Capri Casinos, Inc., 8.75% due 04/15/09           25,000        23,063
Riviera Black Hawk, Inc., 13.00% due 05/01/05            320,000       320,000
Speedway Motorsports, Inc., 8.50% due 08/15/07           350,000       357,875
Tricon Global Restaurants, Inc., 8.88% due 04/15/11      175,000       174,563
                                                                  ------------
                                                                     1,645,751
Industrial - 0.31%
BRL Universal Equipment, 8.88% due 02/15/08              100,000       103,000
                                                                  ------------
Internet Services - 0.55%
Globix Corp.,
 12.50% due 01/01/10                                     160,000        40,000
Unova, Inc.,
 6.88% due 03/15/05                                      350,000       145,250
                                                                  ------------
                                                                       185,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      Principal        Value
                                                      ---------        -----

Machinery - 1.11%
Lennar Corp.,
 9.95% due 05/01/10                                   $125,000      $136,563
Pennhall International, Inc., 12.0% due 08/01/06       250,000       240,000
                                                                ------------
                                                                     376,563
Media - 3.07%
Cumulus Media, Inc., 10.375% due 07/01/08              290,000       269,700
Golden Sky DBS, Inc.,
 Variable rate due 03/01/07                            400,000       256,000
Nexstar Financial LLC, 12.00% due 04/01/08             170,000       167,025
Pecunia 1 Vermogensverwaltung, 14.00% due 07/15/10     210,000       210,000
Susquehanna Media Co., 8.50% due 05/15/09               50,000        51,000
United Pan Europe, 11.25% due 02/01/10                 250,000        83,750
                                                                ------------
                                                                   1,037,475
Merchandising - 2.51%
Big 5 Corp.,
 10.875% due 11/15/07                                  125,000       113,906
Rent-a-Center, Inc., 11.00% due 08/15/08               300,000       301,500
Shop at Home, Inc., 11.00% due 04/01/05                100,000       103,000
True Temper Sports, Inc., 10.875% due 12/01/08         325,000       331,500
                                                                ------------
                                                                     849,906
Natural Gas - 1.38%
Amerigas Partners LP, 10.00% due 04/15/06              250,000       252,500
Leviathan Gas Pipeline Partners, 10.38% due 06/01/09   200,000       214,000
                                                                ------------
                                                                     466,500
Oil & Gas Producers - 2.37%
Frontier Oil Corp., 11.75% due 11/15/09                200,000       208,750
Grey Wolf, Inc., 8.875% due 07/01/07                    25,000        25,437
HS Resources, Inc., 9.25% due 11/15/06                  50,000        52,000
HS Resources, Inc. Series B, 9.25% due 11/15/06        250,000       261,250
Tesoro Petroleum Corp., 9.00% due 07/01/08             250,000       255,000
                                                                ------------
                                                                     802,437
Paper & Forest Products - 1.42%
Bear Island Paper Co. LLC, 10.00% due 12/01/07         285,000       259,350
Fibermark, Inc., 10.75% due 04/15/11                   100,000       100,750

                                                      Principal        Value
                                                      ---------        -----

Paper & Forest Products - cont'd.
Specialty Paperboard, Inc., 9.38% due 10/15/06        $125,000      $121,250
                                                                ------------
                                                                     481,350
Pharmaceuticals - 0.51%
ICN Pharmaceuticals, Inc., 8.75% due 11/15/08          170,000       170,637
                                                                ------------
Pollution Control - 0.49%
Allied Waste Industries, Inc., 10.00% due 08/01/09     160,000       165,400
                                                                ------------
Real Estate - 1.32%
Courtyard Marriott II LP, 10.75% due 02/01/08          300,000       308,250
Grove Worldwide, Inc., 9.25% due 05/01/08              175,000         7,437
HMH Properties, Inc., 7.875% due 08/01/08              100,000        97,500
National Health Investors, 7.00% due 02/01/04           50,000        33,817
                                                                ------------
                                                                     447,004
Steel - 0.48%
Metals, Inc.,
 11.50% due 07/01/03                                   500,000        48,750
Renco Steel Holdings, Inc., 10.875% due 02/01/05       100,000        41,500
WCI Steel, Inc., 10.00% due 12/01/04                   100,000        72,000
                                                                ------------
                                                                     162,250
Telecommunication Services - 10.53%
A T & T Wireless Services, Inc.,
 7.88% due 03/01/11                                    100,000        99,609
Adelphia Communications Corp., 9.50% due 02/15/04       46,998        45,001
Benedek Communications Corp., 13.25% due 05/15/06      280,000       140,000
Charter Communications Holdings, 10.75% due 10/01/09   200,000       216,000
Coaxial Communications, Inc., 10.00% due 08/15/06       25,000        24,875
Concentric Network Corp., 12.75% due 12/15/07          150,000        83,250
Ekabel Hessen, 14.50% due 09/01/10                     130,000       128,375
Exodus Communications, Inc., 11.63% due 07/15/10        30,000        23,700
Frontiervision Holdings, 11.88% due 09/15/07           400,000       408,000
GT Group Telecommunications, Inc.,
 13.25% due 02/01/10                                   150,000        51,750
Global Crossings Holdings, Ltd., 9.63% due 05/15/08    200,000       189,000
Level 3 Communications, Inc., 12.88% due 03/15/10      550,000       192,500

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Principal        Value
                                                     ---------        -----

Telecommunication Services - cont'd.
Metromedia Fiber Network, Inc., 10.00% due 11/15/08  $100,000       $66,500
Microcell Telecommunications, 12.00% due 06/01/09     325,000       156,000
Netia Holdings II B.V., 13.125% due 06/15/09          300,000       222,000
Nextel Communications, 9.95% due 02/15/08             750,000       498,750
PSI Net, Inc.,
 11.0% due 08/01/09                                    15,000         1,050
Pegasus Communications Corp., 9.75% due 12/01/06       35,000        32,900
Rogers Wireless, Inc., 9.63% due 05/01/11              35,000        35,115
Spectrasite Holdings, Inc., 12.875% due 03/15/10      600,000       294,000
Telewest Communication PLC, Step up to
 11.00% due 10/01/07                                  500,000       485,000
Versatel Telecommunications B.V.
 13.25% due 05/15/08                                  130,000        59,800
Versatel Telecommunications Int'l., Inc.,
 13.25% due 05/15/08                                   40,000        16,800
Williams Communications Group, 11.70% due 08/01/08    200,000        90,000
                                                               ------------
                                                                  3,559,975
Textiles - 0.28%
Galey & Lord, Inc., 9.13% due 03/01/08                175,000        94,500
                                                               ------------
Utilities - Electric - 0.42%
CaithnessCoso Funding Corp. 9.05% due 09/12/15         50,000        45,062
ESI Tractebel Acquisition Corp., 7.99% due 23/30/11   100,000        97,555
                                                               ------------
                                                                    142,617
TOTAL CORPORATE BONDS
 (Cost $16,334,274)                                             $14,765,605
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.59%
6.50% due 05/01/29                                   $135,249      $134,065
7.00% due 06/01/29                                    196,372       198,152
8.50% due 05/01/08                                    209,006       220,539
                                                               ------------
                                                                    552,756
Federal Home Loan Mortgage Corporation - 0.61%
10.00% due 05/15/20                                   175,206       184,294
11.565% due 06/15/21                                  116,049        20,689
                                                               ------------
                                                                    204,983
Federal National Mortgage Assoc. - 4.81%
7.50% due 01/01/30                                    482,441       492,239
7.50% due 09/01/30                                    231,795       236,659
5.50% due 01/01/29                                     45,279        42,350
5.50% due 06/01/29                                    437,889       409,562

                                                         Principal        Value
                                                         ---------        -----

Federal National Mortgage Assoc. - cont'd.
8.00% due 11/01/28                                        $391,837     $406,895
13.00% TBA                                                  31,638       37,323
                                                                   ------------
                                                                      1,625,028
Federal National Mortgage Assoc. - CMO - 0.99%
8.80% due 01/25/19, REMIC                                  272,370      287,435
10.40% due 04/25/19, REMIC                                  43,323       47,100
                                                                   ------------
                                                                        334,535
Federal National Mortgage Assoc. - Interest Only - 1.97%
Interest Only due 02/25/35, REMIC                        5,440,542      251,997
Interest Only due 10/17/36, REMIC                       12,489,782       75,930
Interest Only due 06/25/38, REMIC                        6,071,285      260,488
                                                                   ------------
                                                                        666,097
Government National Mortgage Assoc. - 1.58%
7.50% due 07/15/27                                         219,861      225,219
7.50% due 10/15/27                                         244,158      250,108
7.50% due 10/15/27                                          57,321       58,718
                                                                   ------------
                                                                        534,045
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,493,643)           $3,917,444
                                                                   ------------
FIXED INCOME - OTHER - 18.66%
Collateralized Mortgage Obligations - 4.35%
First Union Residential Securities, 7.00% due 08/25/28    $238,365     $226,008
Mid State Trust VI, Class A, 7.34% due 07/01/35          1,228,058    1,246,859
                                                                   ------------
                                                                      1,472,867
Commercial Mortgage Backed Securities - 5.66%
Commercial Mortgage Asset Trust,
 7.35% due 08/17/13                                      1,200,000    1,228,175
DLJ Commercial Mortgage Corp., Interest Only Strips:
due 05/10/23                                             9,424,844      343,795
due 11/12/31                                             7,412,299      341,083
                                                                   ------------
                                                                      1,913,053
Residential Subordinate Securities - 8.65%
GE Capital Management Services, Inc.,
 6.75% due 11/25/28                                        972,031      929,029
PNC Mortgage Securities Corp.,
6.734% due 07/25/28                                        407,296      376,655
6.750% due 05/25/28                                        338,687      312,954
6.770% due 03/25/29                                        488,839      467,388
6.838% due 05/25/28                                        458,758      431,319
6.910% due 04/25/29                                        436,084      406,626
                                                                   ------------
                                                                      2,923,971
TOTAL FIXED INCOME - OTHER
 (Cost $6,469,771)                                                   $6,309,891
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                        Principal        Value
                        ---------        -----

FOREIGN GOVERNMENT OBLIGATIONS - 23.46%
Algeria - 1.28%
7.69% due 03/04/10       $540,000     $432,000
                                  ------------
Republic of Argentina - 0.35%
7.62% due 03/31/05        144,000      118,879
                                  ------------
Federal Republic of Brazil - 3.49%
7.69% due 04/15/12        600,000      423,000
8.00% due 04/15/14      1,001,136      757,760
                                  ------------
                                     1,180,760
National Republic of Bulgaria - 0.89%
3.00% due 07/28/12        400,000      301,000
                                  ------------
Republic of Equador - 0.91%
4.00% due 08/15/30        800,000      307,040
                                  ------------
Government of France - 0.32%
5.50% due 04/25/29        125,000      107,801
                                  ------------
Federal Republic of Germany - 1.10%
4.00% due 07/04/09        110,000       91,254
4.25% due 11/26/04        200,000      174,877
5.63% due 01/04/28        120,000      106,789
                                  ------------
                                       372,920
Republic of Greece - 0.45%
8.80% due 06/19/07        146,735      153,280
                                  ------------
Republic of Italy - 0.26%
5.25% due 11/01/29        110,000       88,531
                                  ------------
Government of Mexico - 4.28%
6.25% due 12/31/19      1,400,000    1,219,750
8.12% due 12/30/19        250,000      227,500
                                  ------------
                                     1,447,250
Government of Morocco - 0.84%
6.84% due 01/01/09        323,810      285,373
                                  ------------
Kingdom of Norway - 1.27%
5.75% due 11/30/04      4,000,000      427,936
                                  ------------
Government of Peru - 2.21%
3.75% FRB due 03/07/17  1,400,000      749,000
                                  ------------
Russian Federation - 1.24%
2.50% due 03/31/30      1,000,000      417,500
                                  ------------
Republic of South Africa - 2.67%
12.0% due 02/28/05      3,500,000      442,909
13.00% due 08/31/10     3,500,000      458,689
                                  ------------
                                       901,598
Kingdom of Spain - 0.22%
6.15% due 01/31/13         80,000       75,487
                                  ------------
Kingdom of Sweden - 0.26%
10.25% due 05/05/03       800,000       86,599
                                  ------------
Republic of Venezuela - 1.42%
7.63% due 03/31/07        571,425      479,997
                                  ------------
TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS
 (Cost $7,994,040)                  $7,932,951
                                  ------------

                                                           Shares        Value
                                                           ------        -----

COMMON STOCK UNIT - 0.01%
Ono Finance Company 144A
TOTAL COMMON STOCK UNIT
 (Cost $0)                                                   100        $4,013
                                                                  ------------
PREFERRED STOCK - 1.63%
Other - 0.90%
Anvil Holdings, Inc.                                      15,487      $305,868
TCR Holdings-Class B                                         570             6
TCR Holdings-Class C                                         314             3
TCR Holdings-Class D                                         827             8
TCR Holdings-Class E                                       1,711            17
                                                                  ------------
                                                                       305,902
                                                                  ------------
Telecommunications - 0.73%
Adelphia Communications Corp., Series B, 13.00%            2,500       245,624
                                                                  ------------
TOTAL PREFERRED STOCK
 (Cost $540,069)                                                      $551,526
                                                                  ------------
RIGHTS & WARRANTS - 0.13%
Crude Petroleum & Natural Gas - 0.12%
Terex Corporation, Zero Coupon due 05/15/02                2,000       $39,850
Other - 0.00%
BCP Holdings Corp. exp. 04/15/04                             500             0
Telephone - 0.00%
In-flight Phone Corp., Zero Coupon due 05/15/02            1,000             0
                                                                  ------------
Telecommunications - 0.01%
GT Group Telecommunications, Inc., Zero Coupon due
 02/0110 144A                                                150         4,125
                                                                  ------------
TOTAL RIGHTS & WARRANTS
 (Cost $7,176)                                                         $43,975
                                                                  ------------
PUT OPTIONS - 0.85%
Real Estate Investment Trust - 0.85%
Meditrust Exercisable Put Option, 7.11%, Exp. 08/15/04   326,000      $286,880
                                                                  ------------
TOTAL PUT OPTIONS (Cost $233,097)                                     $286,880
                                                                  ------------
TOTAL INVESTMENTS
 (Strategic Income Fund) (Cost $36,072,070)                        $33,812,285
                                                                  ------------
------------------------------------------------------------------------------
U.S. Government Securities Fund
------------------------------------------------------------------------------
                                                        Principal        Value
                                                        ---------        -----
U.S. TREASURY OBLIGATIONS - 1.84%
U.S. Treasury Bonds - 1.03%
6.13% due 08/15/29                                      $600,000      $618,468
                                                                  ------------
U.S. Treasury Notes - 0.81%
5.00% due 02/15/11                                       500,000       487,345
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,141,645)                                                  $1,105,813
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                Principal        Value
                                ---------        -----

U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.65%
Federal Farm Credit Banks - 2.79%
4.38% due 05/01/03               $500,000     $496,330
5.64% due 04/04/11                500,000      479,845
6.00% due 03/07/11                200,000      197,656
6.30% due 12/03/13                500,000      496,479
                                          ------------
                                             1,670,310
Federal Home Loan Banks - 4.63%
5.00% due 02/14/03              1,000,000    1,004,220
5.80% due 09/02/08/\            1,500,000    1,494,375
6.70% due 05/07/03                275,000      275,129
                                          ------------
                                             2,773,724
Federal Home Loan Mortgage Corporation - 34.21%
5.62% due 03/20/06              2,000,000    1,995,000
6.88% due 01/15/05/\            7,500,000    7,910,175
5.25% due 01/15/06              1,000,000      992,660
5.88% due 03/21/11                500,000      484,765
6.00% Gold Single TBA**         3,000,000    2,976,570
6.50% Gold Single TBA**         2,800,000    2,824,500
7.00% Gold Single TBA**         3,000,000    3,026,250
8.00% due 06/01/08                 97,107      100,275
8.25% due 07/01/06                 71,275       73,773
8.50% due 05/01/08                 86,161       89,967
11.75% due 08/01/13                29,890       33,653
                                          ------------
                                            20,507,588
Federal National Mortgage Assoc. - 26.22%
5.50% due 03/15/11                500,000      480,235
5.50% due 06/16/06              1,000,000      997,340
5.69% due 01/23/06                260,000      259,511
6.50% TBA**                     3,000,000    2,967,180
6.53% due 05/25/30 REMIC        2,750,000    2,761,282
6.60% due 12/28/28 REMIC        1,708,578    1,736,505
6.78% due 01/17/03 REMIC          498,984      502,180
7.125% due 02/15/05/\           5,500,000    5,850,625
8.00% due 08/01/04                  6,312        6,401
8.50% due 08/01/02                 10,961       11,082
11.00% due 02/01/15                   261          295
11.50% due 04/01/19               123,136      140,797
                                          ------------
                                            15,713,433
Government National Mortgage Assoc. - 2.36%
7.50% due 04/15/02                 32,952       33,373
7.75% due 04/15/04                 28,098       28,981
8.00% due 11/15/06 - 02/15/08      19,602       20,537
9.00% due 12/15/16                515,271      547,022
11.00% due 11/20/14 - 09/20/15      6,642        7,318
11.25% due 10/20/15                 3,680        4,037
11.50% due 03/15/13 - 09/20/15    270,877      302,533
12.50% due 09/15/14                15,447       17,651
13.00% due 01/15/11 - 06/15/15    156,739      181,396
13.25% due 07/15/14                37,844       43,450
13.50% due 11/15/12 - 02/15/13     32,515       37,758
15.00% due 07/15/11 - 09/15/12     39,450       47,042

                                                      Principal        Value
                                                      ---------        -----

Government National Mortgage Assoc. - cont'd.
15.50% due 08/15/11 - 09/15/11                         $113,763     $133,398
16.00% due 11/15/11                                       8,930       10,699
                                                                ------------
                                                                   1,415,195
International Bank for Reconst. & Development - 1.41%
4.75% due 04/30/04                                      500,000      500,215
5.00% due 03/28/06                                      350,000      344,187
                                                                ------------
                                                                     844,402
Student Loan Marketing Assoc. - 5.81%
4.75% due 04/23/04                                    3,000,000    2,983,470
5.25% due 03/15/06                                      500,000      495,705
                                                                ------------
                                                                   3,479,175
Tennessee Valley Authority - 5.22%
5.63% due 01/18/11                                    3,250,000    3,129,198
                                                                ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,406,818)      $49,533,025
                                                                ------------
REPURCHASE AGREEMENTS - 15.51%
Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be repurchased at
 $9,297,151 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $9,296,000)/\           $9,296,000 $  9,296,000
                                                                ------------
TOTAL INVESTMENTS (U.S. Government Securities Fund)
 (Cost $59,844,463)                                             $ 59,934,838
                                                                ------------
----------------------------------------------------------------------------
Money Market Fund
----------------------------------------------------------------------------
                                                      Principal        Value
                                                      ---------        -----

COMMERCIAL PAPER - 100.00%
Ace INA Holdings, Inc., 5.46% due 05/04/01             $738,000     $737,664
Ace INA Holdings, Inc., 5.17% due 05/18/01              276,000      275,326
Ace INA Holdings, Inc., 4.83% due 06/07/01            1,100,000    1,094,539
BancOne Corp., 5.00% due 05/10/01                       400,000      399,500
BancOne Corp., 5.21% due 05/17/01                       724,000      722,317
BancOne Corp., 5.20% due 05/18/01                     1,000,000      997,544
Baxter International, Inc., 4.90% due 05/16/01          500,000      498,979
Baxter International, Inc., 5.14% due 05/25/01          500,000      498,287
Baxter International, Inc., 4.31% due 06/22/01          347,000      344,840
Bear Stearns Co's, Inc., 4.77% due 06/11/01           1,066,000    1,060,209

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                   Principal        Value
                                                   ---------        -----

COMMERCIAL PAPER - cont'd.
Bear Stearns Co's, Inc., 5.17% due 06/15/01       $1,000,000   $1,000,179
Bellsouth Telecommunications, Inc.,
 4.77% due 05/29/01                                  460,000      458,293
Bellsouth Telecommunications, Inc.,
 4.75% due 06/08/01                                1,628,000    1,619,837
CVS Corp.,
 4.90% due 05/21/01                                  462,000      460,742
Ciesco L.P.,
 4.85% due 05/01/01                                1,500,000    1,500,000
Ciesco L.P.,
 4.58% due 07/10/01                                  600,000      594,657
Coca Cola Co., 4.80% due 06/05/01                  1,000,000      995,333
Countrywide Home Loans, Inc., 4.70% due 05/02/01     743,000      742,903
Delaware Funding Corp., 4.77% due 06/15/01           750,000      745,528
Dover Corporation, 4.95% due 05/02/01                635,000      634,913
Dover Corporation, 4.36% due 06/06/01              1,500,000    1,493,460
Dupont E I DE Nemours & Co., 4.78% due 05/09/01    1,000,000      998,938
Eastman Kodak Company, 4.75% due 06/26/01            500,000      496,306
Eastman Kodak Company, 4.63% due 07/12/01            600,000      594,444
Eastman Kodak Company, 4.68% due 07/17/01          1,000,000      989,990
Federal Home Loan Mtg Corp., 4.04% due 09/13/01      900,000      886,365
Federal Home Loan Mtg Corp., 4.78% due 04/05/02    2,000,000    2,000,000
Federal National Mtg Assn., 4.08% due 09/27/01       424,000      416,840
Ford Motor Credit Corp., 4.83% due 10/01/01        1,800,000    1,801,147
Fortune Brands, Inc., 4.93% due 05/03/01           1,100,000    1,099,699
General Dynamics Corp., 5.00% due 05/04/01           802,000      801,666
General Dynamics Corp., 5.00% due 05/11/01         1,000,000      998,611
General Dynamics Corp., 4.7% due 06/13/01            400,000      397,754
General Motors Acceptance Corp.,
 5.03% due 07/11/01                                2,000,000    2,001,350
Goldman Sachs Group LP, 6.73% due 05/15/01         1,000,000    1,000,000

                                                  Principal        Value
                                                  ---------        -----

COMMERCIAL PAPER - cont'd.
Goldman Sachs Group LP, 4.22% due 07/24/01       $1,000,000     $990,153
Govco, Inc.,
 5.25% due 05/16/01                                 983,000      980,850
Govco, Inc.,
 4.81% due 06/15/01                               1,100,000    1,093,386
Harley Davidson Dealer Funding,
 4.90% due 05/14/01                                 800,000      798,584
Harley Davidson Dealer Funding,
 4.98% due 05/14/01                                 540,000      539,029
Harley Davidson Dealer Funding,
 4.87% due 05/31/01                                 800,000      796,753
Jefferson Pilot Corp., 4.70% due 07/02/01         1,000,000      991,906
Marsh & McLennan Cos, Inc., 4.80% due 05/21/01    1,006,000    1,003,317
Merrill Lynch & Co., Inc., 5.605 due 11/01/01     1,500,000    1,500,670
Merrill Lynch & Co., Inc., 5.117% due 03/05/02      500,000      501,301
Morgan Stanley Dean Witter, 4.70% due 06/14/01    1,087,000    1,080,756
Morgan Stanley Dean Witter, 4.787% due 06/20/01   1,000,000    1,000,000
Nationsbank Corp., 5.208% due 07/19/01            1,000,000    1,000,947
Receivables Capital Corp., 4.50% due 05/25/01       613,000      611,161
Salomon Smith Barney Holdings, Inc.,
 5.13% due 06/12/01                               2,000,000    2,000,687
Schering Corp., 4.88% due 05/08/01                  752,000      751,286
Snap-on Tools Corp., 4.62% due 07/10/01             585,000      579,745
Snap-on Tools Corp., 4.11% due 10/22/01           1,563,000    1,531,951
Textron Financial Corp., 4.93% due 10/17/01       1,000,000    1,000,750
Textron Financial Corp., 4.76% due 05/18/01         923,000      920,925
WindMill Funding Corp., 4.85% due 05/16/01          609,000      607,769
                                                            ------------
TOTAL COMMERCIAL PAPER                                       $51,640,088
                                                            ------------
TOTAL INVESTMENTS
 (Money Market Fund)
 (Cost 51,640,088)                                           $51,640,088
                                                            ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Money Market Fund

-------------------------------------------------------------------------------
                                                         Principal        Value
                                                         ---------        -----

SHORT-TERM INVESTMENTS - 100.00%
Arizona - 2.84%
Arizona Health Facilities Authority,
 4.20% due 10/01/15                                      $200,000      $200,000
                                                                   ------------
Colorado - 5.68%
Colorado Health Facilities Authority,
 4.15% due 05/15/20                                       100,000       100,000
Colorado Health Facilities Authority, Skyline Project,
 4.25% due 02/15/31                                       300,000       300,000
                                                                   ------------
                                                                        400,000
Florida - 10.64%
Broward County Industrial Development,
 4.25% due 04/01/08                                       200,000       200,000
Orlando Special Assessment, 4.15% due 10/01/21            250,000       250,000
St. Johns County Housing Finance Authority,
 4.25% due 03/01/30                                       300,000       300,000
                                                                   ------------
                                                                        750,000
Illinois - 11.35%
Chicago, Illinois, 4.20% due 01/01/12                     300,000       300,000
Illinois Health Facilities Authority, 4.30% due
 11/15/29                                                 300,000       300,000
Illinois State Toll Highway Authority,
 4.25% due 01/01/16                                       200,000       200,000
                                                                   ------------
                                                                        800,000
Indiana - 7.09%
Indiana Secondary Market Educational Loans,
 4.30% due 12/01/14                                       300,000       300,000
Marion Indiana Economic Development, 4.30% due 06/30/01   200,000       200,000
                                                                   ------------
                                                                        500,000
Kansas - 4.26%
Shawnee Industrial Development, 4.50% due 12/01/09        300,000       300,000
                                                                   ------------
Kentucky - 4.97%
Ashland Kentucky Pollution Control,
 4.10% due 04/01/09                                       100,000       100,000
Kentucky Higher Education Student Loan,
 4.25% due 06/01/26                                       250,000       250,000
                                                                   ------------
                                                                        350,000

                                                      Principal        Value
                                                      ---------        -----

Maine - 4.25%
Maine State Housing Authority, 4.30% due 10/28/32     $300,000      $300,000
                                                                ------------
Maryland - 1.42%
Community Development Admin., Avalon Lea Apartments
 Project, 4.15% due 06/15/26                           100,000       100,000
                                                                ------------
Michigan - 5.67%
Bruce Township Hospital Finance, 4.10% due 05/01/18    200,000       200,000
Detroit Michigan Sewage Disposal, 4.20% due 07/01/23   200,000       200,000
                                                                ------------
                                                                     400,000
Minnesota - 3.55%
Duluth Minnesota Tax Increment Revenue,
 4.20% due 09/01/10                                    250,000       250,000
                                                                ------------
Missouri - 7.09%
Missouri Higher Education Student Loans,
 4.40% due 03/01/20                                    300,000       300,000
St. Louis Planned Industrial Expansion,
 4.5% due 04/01/14                                     200,000       200,000
                                                                ------------
                                                                     500,000
Ohio - 4.97%
Cuyahoga County Ohio Industrial Development,
 4.15% due 11/01/14                                    100,000       100,000
Franklin County Ohio Industrial Development,
 3.50% due 11/01/14                                    250,000       250,000
                                                                ------------
                                                                     350,000
Pennsylvania - 2.84%
Philadelphia Pennsylvania Authority for Industrial
 Development, 4.30% due 12/01/08                       200,000       200,000
                                                                ------------
Rhode Island - 4.25%
Rhode Island Health & Education, 4.30% due 09/01/30    300,000       300,000
                                                                ------------
South Carolina - 10.57%
Piedmont Municipal Power Agency,
 4.20% due 01/01/19                                    250,000       250,000
South Carolina Educational Facilities Authority,
 4.25% due 10/01/26                                    300,000       300,000
Regional Medical Center, 4.10% due 02/15/28            195,000       195,000
                                                                ------------
                                                                     745,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                        Principal        Value
                                                        ---------        -----

Texas - 2.84%
North Texas Higher Education Authority,
 4.30% due 04/01/20                                     $200,000      $200,000
                                                                  ------------
Wisconsin - 3.57%
Milwaukee County Series A, 5.35% due 09/01/01            250,000       251,421
                                                                  ------------
Other - 2.15%
SSGA Municipal Money Market Fund (Cost $151,565)         151,565       151,565
                                                                  ------------
TOTAL INVESTMENTS (Municipal Money Market Fund)
 (Cost 7,047,986)                                                   $7,047,986
                                                                  ------------
------------------------------------------------------------------------------
Aggressive Growth LifeStyle Fund
------------------------------------------------------------------------------
                                                           Shares        Value
                                                           ------        -----
AFFILIATED INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY SECURITIES - 24.8%
North American International Equity Fund - Class I
 (Cost - $6,581,103)                                     685,069    $5,727,174
                                                                  ------------
DOMESTIC EQUITY SECURITIES - 65.4%
North American Growth & Income Fund - Class I            159,077    $3,450,379
North American Large Cap Growth Fund - Class I           359,577     4,652,933
North American Mid Cap Growth Fund - Class I              99,862     1,194,353
North American Mid Cap Value Fund - Class I              205,376     2,873,208
North American Small Cap Growth Fund - Class I           212,720     2,948,295
                                                                  ------------
TOTAL DOMESTIC EQUITY SECURITIES
 (Cost - $17,189,015)                                              $15,119,168
                                                                  ------------
BONDS - 9.8%
North American Core Bond Fund - Class I                  229,461     2,273,964
                                                                  ------------
TOTAL BONDS
 (Cost $2,258,508)                                                  $2,273,964
                                                                  ------------
TOTAL INVESTMENTS
 (Aggressive Growth LifeStyle Fund) (Cost $26,028,626)             $23,120,306
                                                                  ------------
------------------------------------------------------------------------------
Moderate Growth LifeStyle Fund
------------------------------------------------------------------------------
                                                           Shares        Value
                                                           ------        -----
AFFILIATED INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY SECURITIES - 18.0%
North American International Equity Fund - Class I
 (Cost $5,302,337)                                       553,715    $4,629,056
                                                                  ------------
DOMESTIC EQUITY SECURITIES - 47.4%
North American Growth & Income Fund - Class I            166,673     3,615,136

                                                       Shares        Value
                                                       ------        -----

DOMESTIC EQUITY SECURITIES - cont'd.
North American Large Cap Growth Fund - Class I        222,011   $2,872,825
North American Mid Cap Growth Fund - Class I           67,262      804,455
North American Mid Cap Value Fund - Class I           212,109    2,967,400
North American Small Cap Growth Fund - Class I        143,279    1,985,845
                                                              ------------
TOTAL DOMESTIC EQUITY SECURITIES
 (Cost $13,115,735)                                            $12,245,660
                                                              ------------
BONDS - 34.6%
North American Core Bond Fund - Class I               772,765    7,658,103
North American High Yield Bond Fund - Class I         159,352    1,281,194
                                                              ------------
TOTAL BONDS
 (Cost $8,867,246)                                              $8,939,297
                                                              ------------
TOTAL INVESTMENTS
 (Moderate Growth LifeStyle Fund) (Cost $27,285,318)           $25,814,013
                                                              ------------
--------------------------------------------------------------------------
Conservative Growth LifeStyle Fund
--------------------------------------------------------------------------
                                                       Shares        Value
                                                       ------        -----
AFFILIATED INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY SECURITIES - 10.0%
North American International Equity Fund - Class I
 (Cost $2,172,136)                                    227,157   $1,899,036
                                                              ------------
DOMESTIC EQUITY SECURITIES - 35.4%
North American Growth & Income Fund - Class I         105,497    2,288,220
North American Large Cap Growth Fund - Class I        149,039    1,928,569
North American Mid Cap Growth Fund - Class I           33,113      396,029
North American Mid Cap Value Fund - Class I            88,530    1,238,540
North American Small Cap Growth Fund - Class I         63,484      879,885
                                                              ------------
TOTAL DOMESTIC EQUITY SECURITIES
 (Cost $7,209,991)                                              $6,731,242
                                                              ------------
BONDS - 54.6%
North American Core Bond Fund - Class I               951,042    9,424,830
North American High Yield Bond Fund - Class I         117,669      946,062
                                                              ------------
TOTAL BONDS
 (Cost $10,209,546)                                            $10,370,892
                                                              ------------
TOTAL INVESTMENTS
 (Conservative Growth LifeStyle Fund) (Cost $19,591,673)       $19,001,169
                                                              ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


Key to Currency Abbreviations

AUD -  Australian Dollar

Key to Security Abbreviations and Legend

FRB Floating Rate Bond. The interest rates shown on FRBs are the current interest rates at October 31, 1999, which are subject to change based on the terms of the security.
REMIC  Real Estate Mortgage Investment Conduit
TBA   To Be Announced
/\    Collateral for forward commitments
*     Non-Income producing
**    Purchased on a forward commitment (Note 2)

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. North American Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of April 30, 2001, the Trust offered twenty-four portfolios, and the following twenty-three portfolios are included in this report:

U.S. Equity Funds:

  Growth & Income Fund ("Growth & Income")
  Large Cap Growth Fund (formerly the Growth Equity Fund) ("Large Cap
  Growth")
  Mid Cap Growth Fund (formerly the Small/Mid Cap Fund) ("Mid Cap Growth") Mid Cap Value Fund ("Mid Cap Value")
  Science & Technology Fund ("Science & Technology")
  Small Cap Growth Fund (formerly the Emerging Growth Fund) ("Small Cap
  Growth")
  Small Cap Index Fund ("Small Cap Index")
  Socially Responsible Fund ("Socially Responsible")
  Stock Index Fund ("Stock Index")

International/Global Equity Funds:

  Global Equity Fund ("Global Equity")
  International Equity Fund, ("International Equity")
  International Small Cap Fund ("International Small Cap")

Balanced Funds:

  Balanced Fund ("Balanced")

Income Funds:

  Core Bond Fund (formerly the Investment Quality Bond Fund) ("Core Bond") High Yield Bond Fund ("High Yield Bond")
  Municipal Bond Fund, (formerly the National Municipal Bond Fund) ("Municipal Bond")
  Strategic Income Fund ("Strategic Income")
  U.S. Government Securities Fund ("U.S. Government Securities")

Money Market Funds:

  Money Market Fund ("Money Market")
  Municipal Money Market Fund ("Municipal Money Market")

LifeStyle Funds:

  Aggressive Growth LifeStyle Fund ("Aggressive Growth LifeStyle") Moderate Growth LifeStyle Fund ("Moderate Growth LifeStyle")
  Conservative Growth LifeStyle Fund ("Conservative Growth LifeStyle")

All of the portfolios are diversified management investment companies except for Small Cap Growth, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle, which are non-diversified management investment companies.

The Trust offers Class A, Class B, Class C, Class I and, in Core Bond and High Yield, Class II shares. Class A shares are sold with a front-end sales charge up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


Note 1 - continued

shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. The redemption price per share may differ from the net asset value per share. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. Class I and Class II shares are sold only through institutional investment plans and other eligible programs as described in the prospectus and have no front-end or contingent deferred sales charges. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

Effective March 10, 2000 CypressTree Investments, Inc. ("CypressTree") sold substantially all of its assets including all of the stock of CypressTree Asset Management Corporation, Inc. ("CAM"), the Trust's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Trust's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (herein "the Acquisition") took place pursuant to a Purchase Agreement dated February 25, 2000.

The closing of the Acquisition on March 10, 2000 (the "Closing") constituted an assignment of the investment advisory agreement between CAM and the Trust with respect to the Funds, and of the distribution agreement between CFD and the Trust. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), these assignments operated to terminate automatically each of the investment advisory and distribution agreements.

American General Asset Management Corp., Inc. ("AGAM") , a subsidiary of American General Corporation, serves as investment adviser and American General Fund Distributors, Inc,. ("AGFD") serves as principal underwriter for the Trust, effective March 10, 2000. Previously, those services were provided by CAM, a wholly-owned subsidiary of CypressTree. AGFD serves as distributor for the Trust. Previously, this service was provided by CFD, also a wholly-owned subsidiary of CypressTree.

Effective March 10, 2000, Founders Asset Management LLC became sub-adviser to Global Equity, INVESCO Funds Group, Inc. became sub-adviser to Mid Cap Growth and Balanced, and American General Investment Management, L.P. ("AGIM") became sub-adviser to Strategic Income, Core Bond, Municipal Bond, U.S. Government Securities and Money Market.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities which are traded on a recognized exchange are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents, approved by the Board of Trustees, whose quotations reflect broker/dealer supplied valuations and electronic data processing techniques. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees. Investments of Money Market and Municipal Money Market are valued using the amortized cost method, permitted in accordance with Rule 2a-7 under the Investment Company Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The LifeStyle Funds' securities are valued at the net asset values per share of the underlying funds.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


Note 2 - continued

Foreign Currency Translations. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios, with the exception of U.S. Government Securities, Municipal Bond, Money Market and Municipal Money Market, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Options Contracts. The Trust may use option contracts to hedge against changes in the value of securities the Trust owns or expects to purchase. The Trust may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Trust is that the change in value of options contracts may not correspond to the change in value of the hedged instruments, but is generally limited to the premium originally paid. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Exchange traded options are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward Commitments. The Trust may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Trust will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At April 30, 2001, the forward commitments were $83,744,840 in Core Bond and $11,849,737 in U.S. Government Securities.

Mortgage Dollar Rolls. Each of the portfolios except the Money Market Fund and the Municipal Money Market Fund may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


Note 2 - continued

be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures Contracts. The Trust may enter into futures contacts. Upon entering into a futures contract, the portfolio is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Trust is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the portfolio, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss) in the Statement of Operations. Futures contracts are valued at the most recent settlement price.

Securities Lending. Certain portfolios of the Trust may lend portfolio securities in amounts up to 33 1/3% of the portfolio's total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short-term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At April 30, 2001, the value of the securities loaned amounted to $1,454,044, $2,132,759, $10,221,234, $8,112,606, $3,498,324, $9,847,862,
$27,192,137, and $1,356,525 in Growth & Income, Large Cap Growth, Mid Cap Growth, Small Cap Growth, Global Equity, International Equity, Core Bond and Strategic Income, respectively. At April 30, 2001, the value of collateral amounted to $1,502,815, $2,192,493, $10,635,388, $8,496,602, $3,678,391,
$10,361,917, $27,751,505, and $2,010,158 in Growth & Income, Large Cap Growth,
Mid Cap Growth, Small Cap Growth, Global Equity, International Equity, Core Bond and Strategic Income, respectively.

Organization Costs. Costs incurred by the Small Cap Growth portfolio in connection with its organization are being amortized on a straight line basis over a five-year period.

Federal Income Taxes. The Trust's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Core Bond, High Yield Bond, Municipal Bond, Strategic Income, U.S. Government Securities, Money Market and Municipal Money Market. Distributions of net investment income, if any, are declared as a dividend annually to shareholders of the remaining portfolios. During any particular year, net realized gains from investments, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


Note 2 - continued

Capital Loss Carryforwards. At April 30, 2001, capital loss carryforwards available to offset future recognized gains were approximately:

                                    Capital Loss Carryforwards
                                          Expiration Year
                      -------------------------------------------------------
Portfolio               2003    2004   2005     2006       2007       2008
---------             --------- ---- -------- --------- ---------- ----------
Science & Technology          -   -         -         -          - $1,069,495
Growth & Income               -   -  $974,573  $232,312 $5,251,432          -
Socially Responsible          -   -         -         -          -    159,082
Stock Index                   -   -         -         -          -     16,953
Global Equity                 -   -         -         -          -  2,339,194
Balanced                      -   -         -         -          -  2,378,112
Core Bond              $329,026   -         - 7,250,820  7,004,605  7,052,964
High Yield Bond               -   -         -              710,603  3,014,754
Municipal Bond           24,157   -         -    20,931    262,544      3,360
Strategic Income              -   -   110,152         -  3,866,240  3,438,003
U. S. Government
 Securities           1,062,756   -         -         -    594,779  1,075,945
Money Market                  -   -     1,130     1,156          -        461

As a result of the reorganization of the American General Series Portfolio Company 2 ("AGSPC2") into some of these portfolios during the year ended October 31, 2000, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax law. Therefore, it is possible not all of these capital losses will be available for use.

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Foreign Securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Other. Investment security transactions are accounted for on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Capital Accounts. The Trust reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting the net asset value.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARES. Share activity for the period ended April 30, 2001, is as follows:

                                               Shares       Capital       Shares     Capital
                                             -----------  ------------   --------- ------------
                                                     Class A                    Class B
                                             -------------------------   ----------------------
Growth & Income
---------------
Sold....................                          519,707   $11,398,710    319,663    $6,955,345
Reinvestment of
 distributions..........                          190,492     4,272,720    443,256     9,654,263
Redeemed................                        (361,799)   (8,139,218)  (968,973)  (20,710,024)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                          348,400    $7,532,212  (206,054)  ($4,100,416)
                                              -----------  ------------  ---------  ------------

                                                     Class C                    Class I
                                             -------------------------   ----------------------
Growth & Income
---------------
Sold....................                          371,066    $8,728,824    233,834    $5,300,262
Reinvestment of
 distributions..........                          680,220    14,890,044     48,347     1,087,339
Redeemed................                      (1,272,793)  (29,122,800)  (119,471)   (2,650,943)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                        (221,507)  ($5,503,932)    162,710    $3,736,658
                                              -----------  ------------  ---------  ------------

                                                     Class A                    Class B
                                             -------------------------   ----------------------
Large Cap Growth
----------------
Sold....................                          141,887    $2,055,404    248,607    $3,525,809
Reinvestment of
 distributions..........                            4,607        74,835     18,388       270,036
Redeemed................                        (111,984)   (1,551,172)  (279,550)   (3,752,457)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                           34,510      $579,067   (12,555)       $43,388
                                              -----------  ------------  ---------  ------------

                                                     Class C                    Class I
                                             -------------------------   ----------------------
Large Cap Growth
----------------
Sold....................                           97,446    $1,401,095    705,551   $10,333,816
Reinvestment of
 distributions..........                           10,855       159,345     10,584       162,572
Redeemed................                        (419,244)   (5,673,780)  (453,219)   (6,715,366)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                        (310,943)  ($4,113,340)    262,916    $3,781,022
                                              -----------  ------------  ---------  ------------

                                                     Class A                    Class B
                                             -------------------------   ----------------------
Mid Cap Growth
--------------
Sold....................                          191,183    $2,627,671    353,640    $4,621,187
Redeemed................                        (126,885)   (1,655,408)  (308,940)   (3,877,028)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                           64,298      $972,263     44,700      $744,159
                                              -----------  ------------  ---------  ------------

                                                     Class C                    Class I
                                             -------------------------   ----------------------
Mid Cap Growth
--------------
Sold....................                          164,236    $2,226,211    285,859    $3,694,888
Redeemed................                        (292,048)   (3,529,090)  (181,858)   (2,378,592)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                        (127,812)  ($1,302,879)    104,001    $1,316,296
                                              -----------  ------------  ---------  ------------

                                                     Class A                    Class B
                                             -------------------------   ----------------------
Mid Cap Value
-------------
Sold....................                          114,388    $1,552,714    229,498    $3,033,758
Reinvestment of
 distributions..........                            1,156        15,647      3,145        41,589
Redeemed................                         (56,839)     (741,234)   (38,031)     (500,513)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                           58,705      $827,127    194,612    $2,574,834
                                              -----------  ------------  ---------  ------------
                                                     Class C                    Class I
                                             -------------------------   ----------------------
Mid Cap Value
-------------
Sold....................                          303,369    $3,991,644    241,593    $3,255,619
Reinvestment of
 distributions..........                              436         5,738      4,433        59,848
Redeemed................                         (21,619)     (280,213)  (237,448)   (3,225,634)
                                              -----------  ------------  ---------  ------------
 Net
  increase/(decrease)...                          282,186    $3,717,169      8,578       $89,833
                                              -----------  ------------  ---------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                          Shares     Capital     Shares     Capital        Shares       Capital
                         --------- -----------  --------- ------------   -----------  ------------
                                                       Class A                   Class B
                                                ----------------------   -------------------------
Science & Technology
--------------------
Sold....................                          315,092    $1,920,815     1,002,442    $5,872,633
Redeemed................                        (107,579)     (561,584)     (248,831)   (1,492,041)
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                          207,513    $1,359,218       753,611    $4,380,592
                                                ---------  ------------   -----------  ------------

                                                       Class C                   Class I
                                                ----------------------   -------------------------
Science & Technology
--------------------
Sold....................                          179,820    $1,063,666             -             -
Redeemed................                         (38,612)     (228,269)             -             -
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                          141,208      $835,397             -             -
                                                ---------  ------------   -----------  ------------

                                                       Class A                   Class B
                                                ----------------------   -------------------------
Small Cap Growth
----------------
Sold....................                           99,213    $1,478,924       207,265    $2,959,619
Reinvestment of
 distributions..........                              215         3,028           452         5,642
Redeemed................                         (58,161)     (870,431)      (92,745)   (1,254,372)
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                           41,267      $611,521       114,972    $1,710,889
                                                ---------  ------------   -----------  ------------

                                                       Class C                   Class I
                                                ----------------------   -------------------------
Small Cap Growth
----------------
Sold....................                           49,484      $713,394       448,662    $6,487,130
Reinvestment of
 distributions..........                               79         1,173           344         5,329
Redeemed................                         (45,006)     (631,086)     (382,890)   (5,695,830)
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                            4,557       $83,564        66,116      $796,629
                                                ---------  ------------   -----------  ------------

                                Class A                Class B                   Class C
                         ---------------------  ----------------------   -------------------------
Small Cap Index
---------------
Sold....................    28,568     $261,113    61,230      $558,244         9,490       $85,681
Reinvestment of
 distributions..........     5,992       54,070     6,245        55,488            50           445
Redeemed................   (7,124)     (67,101)  (22,494)     (204,638)       (2,800)      (24,913)
                         ---------  ----------- ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...    27,436     $248,082    44,981      $409,094         6,740       $61,213
                         ---------  ----------- ---------  ------------   -----------  ------------

                                                       Class A                   Class B
                                                ----------------------   -------------------------
Socially Responsible
--------------------
Sold....................                            9,553      $108,304        36,256      $386,942
Redeemed................                          (5,267)      (54,558)      (12,347)     (129,682)
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                            4,286       $53,746        23,909      $257,260
                                                ---------  ------------   -----------  ------------

                                                       Class C                   Class I
                                                ----------------------   -------------------------
Socially Responsible
Sold....................                              593        $6,590        59,732      $624,283
Reinvestment of
 distributions..........                                -             -        20,463       216,146
Redeemed................                              (1)          (20)      (29,569)     (316,997)
                                                ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...                              592        $6,570        50,626      $523,432
                                                ---------  ------------   -----------  ------------
                                Class A                Class B                   Class C
                         ---------------------  ----------------------   -------------------------
Stock Index
Sold....................   138,124   $1,570,148   440,226    $4,954,198        87,304      $998,618
Reinvestment of
 distributions..........     7,717       91,811     5,799        71,139           152         1,840
Redeemed................  (58,025)    (638,799) (166,022)   (1,885,636)      (11,229)     (120,940)
                         ---------  ----------- ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...    87,816   $1,023,160   280,003    $3,139,701        76,227      $879,518
                         ---------  ----------- ---------  ------------   -----------  ------------

                                Class A                Class B                   Class C
                         ---------------------  ----------------------   -------------------------
Global Equity
Sold....................   437,025   $4,023,236    80,941      $726,180     1,166,826   $10,887,329
Redeemed................ (532,343)  (4,969,249) (332,522)   (3,005,165)   (1,506,093)  (14,227,191)
                         ---------  ----------- ---------  ------------   -----------  ------------
 Net
  increase/(decrease)...  (95,318)   ($946,013) (251,581)  ($2,278,985)     (339,267)  ($3,339,862)
                         ---------  ----------- ---------  ------------   -----------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                           Shares       Capital        Shares       Capital        Shares       Capital
                         -----------  ------------   -----------  ------------   -----------  ------------
                                                             Class A                     Class B
                                                     -------------------------   -------------------------
International Equity
--------------------
Sold....................                                3,748,118   $31,159,679        82,009      $717,892
Reinvestment of
 distributions..........                                  103,972       911,830       289,812     2,495,493
Redeemed................                              (3,431,172)  (28,866,917)     (396,887)   (3,324,591)
                                                      -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                  420,918    $3,204,592      (25,066)    ($111,206)
                                                      -----------  ------------   -----------  ------------

                                                             Class C                     Class I
                                                     -------------------------   -------------------------
International Equity
--------------------
Sold....................                                  126,981    $1,049,314       961,047    $8,594,365
Reinvestment of
 distributions..........                                   71,262       611,443       288,888     2,527,768
Redeemed................                                (199,027)   (1,722,049)     (520,869)   (4,584,727)
                                                      -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                    (784)     ($61,292)       729,066    $6,537,406
                                                      -----------  ------------   -----------  ------------

                                 Class A                     Class B                     Class C
                         -------------------------   -------------------------   -------------------------
International Small Cap
-----------------------
Sold....................    1,623,036   $22,651,102        80,259    $1,249,331       177,991    $2,541,751
Reinvestment of
 distributions..........       15,999       254,549        40,577       616,795        30,445       464,624
Redeemed................  (1,583,759)  (22,468,241)     (118,813)   (1,687,564)     (275,666)   (3,980,501)
                          -----------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...       55,276      $437,410         2,023      $178,562      (67,230)    $(974,126)
                          -----------  ------------   -----------  ------------   -----------  ------------

                                                             Class A                     Class B
                                                     -------------------------   -------------------------
Balanced
--------
Sold....................                                  173,412    $1,462,305       144,576    $1,246,581
Reinvestment of
 distributions..........                                   10,085        87,644        10,140        85,846
Redeemed................                                 (84,564)     (719,360)     (264,524)   (2,233,070)
                                                      -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                   98,933      $830,589     (109,808)    $(900,643)
                                                      -----------  ------------   -----------  ------------

                                                             Class C                     Class I
                                                     -------------------------   -------------------------
Balanced
--------
Sold....................                                  144,438    $1,248,227        37,678      $324,858
Reinvestment of
 distributions..........                                   21,216       186,702         8,659        75,342
Redeemed................                                (467,409)   (4,079,192)      (26,129)     (222,269)
                                                      -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                (301,755)  ($2,644,263)        20,208      $177,931
                                                      -----------  ------------   -----------  ------------

                                                             Class A                     Class B
                                                     -------------------------   -------------------------
Core Bond
---------
Sold....................                                   92,057      $910,937        36,595      $362,014
Reinvestment of
 distributions..........                                    7,007        69,258         8,767        86,503
Redeemed................                                 (44,021)     (434,864)     (129,652)   (1,281,457)
                                                      -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                   55,043      $545,331      (84,290)    $(832,940)
                                                      -----------  ------------   -----------  ------------
                                 Class C                     Class I                     Class II
                         -------------------------   -------------------------   -------------------------
Core Bond
---------
Sold....................      44,058      $437,464     1,000,996    $9,883,956             -             -
Reinvestment of
 distributions..........       5,169        51,048        49,509       490,197       795,257    $7,854,239
Redeemed................    (33,614)     (331,219)     (897,815)   (8,880,196)   (1,352,737)  (13,400,000)
                         -----------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...      15,613      $157,293       152,690    $1,493,957     (557,480)  ($5,545,761)
                         -----------  ------------   -----------  ------------   -----------  ------------

                                                             Class A                     Class B
                                                     -------------------------   -------------------------
High Yield Bond
---------------
Sold....................                                  36,948      $312,167       295,243    $2,483,415
Reinvestment of
 distributions..........                                     848         7,069         5,445        45,180
Redeemed................                                   (741)       (6,127)     (148,577)   (1,248,314)
                                                     -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                  37,055      $313,109       152,111    $1,280,281
                                                     -----------  ------------   -----------  ------------

                                 Class C                     Class I                     Class II
                         -------------------------   -------------------------   -------------------------
High Yield Bond
---------------
Sold....................      89,054      $746,035       329,279    $2,681,465        70,828      $442,305
Reinvestment of
 distributions..........       2,481        20,637         6,581        55,753       274,646     2,295,246
Redeemed................    (24,798)     (207,179)      (58,764)     (492,980)             -             -
                         -----------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...      66,737      $559,493       277,096    $2,244,238       345,474    $2,737,551
                         -----------  ------------   -----------  ------------   -----------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                           Shares       Capital         Shares        Capital        Shares       Capital
                         -----------  ------------   ------------   ------------   -----------  ------------
                                 Class A                      Class B                      Class C
                         -------------------------   ---------------------------   -------------------------
Municipal Bond
--------------
Sold....................      142,491    $1,405,330        256,086     $2,561,813       233,089    $2,314,012
Reinvestment of
 distributions..........       11,028       109,259          7,852         77,797         3,065        30,485
Redeemed................     (93,694)     (923,906)      (143,186)    (1,414,161)      (69,969)     (688,152)
                          -----------  ------------   ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...       59,825      $590,683        120,752     $1,225,449       166,185    $1,656,345
                          -----------  ------------   ------------   ------------   -----------  ------------

                                                              Class A                      Class B
                                                     ---------------------------   -------------------------
Strategic Income
----------------
Sold....................                                   329,349     $2,645,579       172,734    $1,399,996
Reinvestment of
 distributions..........                                    20,637        166,053        43,135       346,918
Redeemed................                                 (202,800)    (1,631,936)     (558,700)   (4,483,103)
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                   147,186     $1,179,696     (342,831)  ($2,736,189)
                                                      ------------   ------------   -----------  ------------

                                                              Class C                      Class I
                                                     ---------------------------   -------------------------
Strategic Income
----------------
Sold....................                                   156,996     $1,280,023             -             -
Reinvestment of
 distributions..........                                    34,543        277,869        12,778      $102,943
Redeemed................                                 (298,919)    (2,395,357)             -             -
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                 (107,380)     ($837,465)        12,778      $102,943
                                                      ------------   ------------   -----------  ------------

                                 Class A                      Class B                      Class C
                         -------------------------   ---------------------------   -------------------------
U.S. Government
 Securities
---------------
Sold....................    4,784,678   $46,829,520        696,492     $6,769,403       996,090    $9,659,672
Reinvestment of
 distributions..........       56,100       544,094         15,375        148,721        19,205       181,452
Redeemed................  (4,743,437)  (46,366,852)      (595,021)    (5,801,001)   (1,053,024)  (10,213,501)
                          -----------  ------------   ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...       97,341    $1,006,762        116,846     $1,117,123      (37,729)    ($372,377)
                          -----------  ------------   ------------   ------------   -----------  ------------

                                                              Class A                      Class B
                                                     ---------------------------   -------------------------
Money Market
------------
Sold....................                                26,537,024    $26,537,024     7,833,109    $7,833,109
Reinvestment of
 distributions..........                                   629,073        629,073       185,628       185,628
Redeemed................                              (26,651,586)   (26,651,587)   (6,245,240)   (6,245,241)
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                   514,511       $514,510     1,773,497    $1,773,496
                                                      ------------   ------------   -----------  ------------

                                                              Class C                      Class I
                                                     ---------------------------   -------------------------
Money Market
------------
Sold....................                                17,304,608    $17,304,608     1,604,422    $1,604,422
Reinvestment of
 distributions..........                                   168,814        168,814       150,942       150,942
Redeemed................                              (16,906,663)   (16,906,665)     (970,777)     (986,070)
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                   566,759       $566,757       784,587      $769,294
                                                      ------------   ------------   -----------  ------------
                                 Class A                      Class B                      Class C
                         -------------------------   ---------------------------   -------------------------
Municipal Money Market
----------------------
Sold....................      294,580      $294,580         28,409        $28,410        75,050       $75,050
Reinvestment of
 distributions..........       61,874        61,874         39,295         39,295         1,282         1,282
Redeemed................    (529,227)     (529,227)      (148,761)      (148,762)      (54,000)      (54,000)
                          -----------  ------------   ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...    (172,773)    ($172,773)       (81,057)      ($81,057)        22,332       $22,332
                          -----------  ------------   ------------   ------------   -----------  ------------

                                                              Class A                      Class B
                                                     ---------------------------   -------------------------
Aggressive Growth
 LifeStyle
-----------------
Sold....................                                    72,034       $705,979       300,466    $3,077,643
Reinvestment of
 distributions..........                                    71,677        706,323       243,396     2,403,215
Redeemed................                                  (54,942)      (506,344)      (65,159)     (637,085)
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                    88,769       $905,958       478,703    $4,843,773
                                                      ------------   ------------   -----------  ------------

                                                              Class C                      Class I
                                                     ---------------------------   -------------------------
Aggressive Growth
 LifeStyle
-----------------
Sold....................                                     8,176        $87,179       121,380    $1,169,104
Reinvestment of
 distributions..........                                     3,655         36,216        88,598       874,251
Redeemed................                                   (6,528)       (58,080)      (20,053)     (200,905)
                                                      ------------   ------------   -----------  ------------
 Net
  increase/(decrease)...                                    5,303        $65,315       189,925    $1,842,450
                                                     ------------   ------------   -----------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                                                Shares       Capital        Shares       Capital
                                              -----------  ------------   -----------  ------------
                                                      Class A                     Class B
                                              -------------------------   -------------------------
Moderate Growth
 LifeStyle
---------------
Sold....................                           112,203    $1,209,613       352,378    $3,642,335
Reinvestment of
 distributions..........                            51,382       516,345       154,083     1,555,730
Redeemed................                          (11,722)     (116,683)      (90,628)     (925,513)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                           151,863    $1,609,275       415,833    $4,272,552
                                               -----------  ------------   -----------  ------------

                                                      Class C                     Class I
                                              -------------------------   -------------------------
Moderate Growth
 LifeStyle
---------------
Sold....................                            47,582      $485,617       279,866    $3,105,658
Reinvestment of
 distributions..........                             3,045        30,642        72,733       426,916
Redeemed................                           (4,157)      (39,028)      (25,192)     (255,256)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                            46,470      $477,231       327,407    $3,277,318
                                               -----------  ------------   -----------  ------------

                                                      Class A                     Class B
                                              -------------------------   -------------------------
Conservative Growth
 LifeStyle
-------------------
Sold....................                            45,139      $472,561       158,616    $1,682,531
Reinvestment of
 distributions..........                            42,833       428,349       123,535     1,241,014
Redeemed................                          (39,520)     (376,134)     (145,454)   (1,441,831)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                            48,452      $524,776       136,697    $1,481,714
                                               -----------  ------------   -----------  ------------

                                                      Class C                     Class I
                                              -------------------------   -------------------------
Conservative Growth
 LifeStyle
-------------------
Sold....................                            45,321      $469,936       101,509    $1,045,672
Reinvestment of
 distributions..........                             2,766        27,953        55,665       557,065
Redeemed................                           (6,428)      (66,107)      (22,249)     (221,564)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                            41,659      $431,782       134,925    $1,381,173
                                               -----------  ------------   -----------  ------------

Share activity for the year ended October 31, 2000, was as follows:

                                                      Class A                     Class B
                                              -------------------------   -------------------------
Growth & Income
---------------
Sold....................                           520,232   $14,345,704       650,532   $17,609,391
Shares issued in
 connection with the
 merger of
 North American Equity-
 Income.................                           304,952     8,608,176       610,686    16,835,378
Shares issued in
 connection with the
 merger of
 North American Tax-
 Sensitive Equity.......                             9,543       269,386        82,798     2,282,585
Shares issued in
 connection with the
 merger of AGSPC2 Large
 Cap Value..............                            92,804     2,619,669       274,941     7,579,579
Reinvestment of
 distributions..........                           105,709     2,884,282       315,780     8,444,061
Redeemed................                         (605,069)  (16,899,847)   (1,601,437)  (43,338,250)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                           428,171   $11,827,370       333,300     9,412,744
                                               -----------  ------------   -----------  ------------
                                                      Class C                     Class I
                                              -------------------------   -------------------------
Growth & Income
---------------
Sold....................                         1,062,513   $29,009,747       276,505    $7,842,218
Shares issued in
 connection with the
 merger of North
 American Equity-Income.                         1,410,041    39,042,706             -             -
Shares issued in
 connection with the
 merger of North
 American Tax-Sensitive
 Equity.................                            81,780     2,264,394             -             -
Shares issued in
 connection with the
 merger of AGSPC2 Large
 Cap Value..............                                 -             -       162,787     4,598,570
Reinvestment of
 distributions..........                           449,765    12,080,942
Redeemed................                       (2,073,452)  (56,268,644)      (60,597)   (1,642,017)
                                               -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                           930,647   $26,129,145       378,695   $10,798,771
                                               -----------  ------------   -----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                          Shares    Capital   Shares     Capital       Shares     Capital
                         --------  --------  --------- ------------   --------- ------------
                                                    Class A                  Class B
                                             ----------------------   ----------------------
Large Cap Growth
----------------
Sold....................                       180,298    $3,963,213    510,101   $11,202,280
Shares issued in
 connection with the
 merger of AGSPC2 Large
 Cap Growth.............                       240,358     5,302,772    922,147    19,731,175
Reinvestment of
 distributions..........                        74,768     1,502,311    265,589     5,130,551
Redeemed................                     (237,334)   (5,349,958)  (551,390)  (12,079,257)
                                             ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...                       258,090    $5,418,338  1,146,447   $23,984,749
                                             ---------  ------------  ---------  ------------

                                                    Class C                  Class I
                                             ----------------------   ----------------------
Large Cap Growth
----------------
Sold....................                       542,311   $12,012,298    817,135   $17,838,190
Shares issued in
 connection with the
 merger of AGSPC2 Large
 Cap Growth.............                             -             -    297,894     6,578,574
Reinvestment of
 distributions..........                       214,569     4,238,969     82,237     1,547,705
Redeemed................                     (395,536)   (8,550,664)  (159,511)   (3,393,150)
                                             ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...                       361,344    $7,700,603  1,037,755   $22,570,919
                                             ---------  ------------  ---------  ------------

                                                    Class A                  Class B
                                             ----------------------   ----------------------
Mid Cap Growth
--------------
Sold....................                       236,428    $4,958,839    398,588    $8,068,295
Shares issued in
 connection with the
 merger of AGSPC2 Mid
 Cap Growth.............                       112,209     2,428,094    326,329     6,785,306
Reinvestment of
 distributions..........                       152,684     2,771,897    446,218     7,770,631
Redeemed................                     (168,892)   (3,635,675)  (366,298)   (7,489,811)
                                             ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...                       332,429    $6,523,155    804,837   $15,134,421
                                             ---------  ------------  ---------  ------------

                                                    Class C                  Class I
                                             ----------------------   ----------------------
Mid Cap Growth
--------------
Sold....................                       478,136    $9,593,264    139,968    $3,018,075
Shares issued in
 connection with the
 merger of AGSPC2 Mid
 Cap Growth.............                             -             -    471,490    10,228,987
Reinvestment of
 distributions..........                       372,559     6,549,451    106,192     1,883,847
Redeemed................                     (559,008)  (11,298,090)   (69,387)   (1,465,582)
                                             ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...                       291,687    $4,844,625    648,263   $13,665,327
                                             ---------  ------------  ---------  ------------
                                                    Class A                  Class B
                                             ----------------------   ----------------------
Mid Cap Value
-------------
Sold....................                       144,253    $1,841,667    472,924    $5,823,819
Reinvestment of
 distributions..........                        31,579       373,702     88,412     1,029,601
Redeemed................                     (118,255)   (1,550,678)  (384,551)   (4,956,358)
                                             ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...                        57,577      $664,691    176,785    $1,897,062
                                             ---------  ------------  ---------  ------------

                               Class C              Class I                  Class II
                         ------------------- ----------------------   ----------------------
Mid Cap Value
-------------
Sold....................   43,900  $601,390  1,252,181   $16,290,616     11,121      $137,028
Reinvestment of
 distributions..........    2,397    29,983     68,110       845,335     16,112       181,253
Redeemed................                     (599,402)   (7,827,596)  (149,144)   (1,862,031)
                         --------  --------  ---------  ------------  ---------  ------------
 Net
  increase/(decrease)...   46,297  $631,373    720,889    $9,308,355  (121,911)  ($1,543,750)
                         --------  --------  ---------  ------------  ---------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                           Shares    Capital     Shares     Capital     Shares     Capital
                          --------  ----------  --------- -----------  --------- ------------
                                                       Class A                Class B
                                                ---------------------  ----------------------
Science & Technology
--------------------
Sold....................                          604,655   $5,510,690 2,111,172   $18,832,737
Reinvestment of
 distributions..........
Redeemed................                         (32,401)    (283,380) (138,114)   (1,184,568)
                                                ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                          572,254   $5,227,310 1,973,058   $17,648,169
                                                ---------  ----------- ---------  ------------

                                                       Class C                Class I
                                                ---------------------  ----------------------
Science & Technology
--------------------
Sold....................                          136,418   $1,133,849    66,676      $666,741
Reinvestment of
 distributions..........
Redeemed................                            (234)      (1,808)
                                                ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                          136,184   $1,132,041    66,676      $666,741
                                                ---------  ----------- ---------  ------------

                                                       Class A                Class B
                                                ---------------------  ----------------------
Small Cap Growth
----------------
Sold....................                          179,013   $3,493,309   256,423    $4,499,113
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                          257,697    5,093,883   754,012    14,548,655
Reinvestment of
 distributions..........                           21,216      354,265    50,039       812,730
Redeemed................                         (81,989)  (1,648,781) (246,538)   (4,858,401)
                                                ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                          375,937   $7,292,693   813,936   $15,002,097
                                                ---------  ----------- ---------  ------------

                                                       Class C                Class I
                                                ---------------------  ----------------------
Small Cap Growth
----------------
Sold....................                          185,962   $3,432,164   434,971    $8,306,602
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                                -            -   469,456     9,303,218
Reinvestment of
 distributions..........                           11,278      182,974    45,510       762,287
Redeemed................                         (33,565)    (598,912) (133,113)   (2,503,418)
                                                ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                          163,675   $3,016,226   816,824   $15,868,689
                                                ---------  ----------- ---------  ------------
                                Class A                Class B                Class C
                          --------------------  ---------------------  ----------------------
Small Cap Index
---------------
Sold....................    23,750    $275,800     96,627   $1,116,799     3,483       $39,259
Reinvestment of
 distributions..........    70,177     702,455     88,320      874,356       337         3,142
Redeemed................  (13,488)   (156,325)   (21,268)    (240,302)
                          --------  ----------  ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...    80,439    $821,930    163,679   $1,750,853     3,820       $42,401
                          --------  ----------  ---------  ----------- ---------  ------------

                                                       Class A                Class B
                                                ---------------------  ----------------------
Socially Responsible
--------------------
Sold....................                           28,809     $352,586    89,213    $1,088,674
Reinvestment of
 distributions..........                            6,476       78,486    11,019       133,425
Redeemed................                         (12,932)    (157,649)  (35,336)     (424,336)
                                                ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                           22,353     $273,423    64,896      $797,763
                                                ---------  ----------- ---------  ------------

                                Class C                Class I                Class II
                          --------------------  ---------------------  ----------------------
Socially Responsible
--------------------
Sold....................     4,696     $59,576    852,292  $10,531,657         8          $100
Reinvestment of
 distributions..........                     -      8,931      108,358     5,774        70,009
Redeemed................                        (533,794)  (6,608,539) (132,317)   (1,631,480)
                          --------  ----------  ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...     4,696     $59,576    327,429   $4,031,476 (126,535)  ($1,561,371)
                          --------  ----------  ---------  ----------- ---------  ------------

                                Class A                Class B                Class C
                          --------------------  ---------------------  ----------------------
Stock Index
-----------
Sold....................   257,610  $3,300,025  1,030,761  $13,150,515    39,852      $506,404
Reinvestment of
 distributions..........     7,328      94,341     11,656      148,815         1            19
Redeemed................  (52,165)   (667,516)  (296,871)  (3,762,586)
                          --------  ----------  ---------  ----------- ---------  ------------
Net increase/(decrease).   212,773  $2,726,850    745,546   $9,536,744    39,853      $506,423
                          --------  ----------  ---------  ----------- ---------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                          Shares     Capital        Shares        Capital        Shares        Capital
                         --------- ------------   -----------  -------------   -----------  -------------
                                Class A                    Class B                      Class C
                         ----------------------   --------------------------   --------------------------
Global Equity
-------------
Sold....................   561,515    $6,564,695        61,443        $779,179    2,354,014     $29,022,558
Reinvestment of
 distributions..........   102,952     1,452,654       223,719       3,087,303      391,138       5,421,137
Redeemed................ (676,962)   (8,745,579)     (952,125)    (12,058,568)  (3,783,257)    (47,863,041)
                         ---------  ------------   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...  (12,495)    ($728,230)     (666,963)    ($8,192,086)  (1,038,105)   ($13,419,346)
                         ---------  ------------   -----------   -------------  -----------   -------------

                                                           Class A                      Class B
                                                  --------------------------   --------------------------
International Equity
--------------------
Sold....................                               752,978      $8,539,000      223,968      $2,565,738
Shares issued in
 connection with the
 merger of AGSPC2
 International Growth...                               241,933       2,836,359      540,423       6,262,957
Shares issued in
 connection with the
 merger of AGSPC2
 International Value....                               275,839       3,233,635      577,643       6,694,306
Reinvestment of
 distributions..........                                27,241         318,993       85,506         992,722
Redeemed................                             (921,853)    (10,575,559)    (883,545)    (10,072,806)
                                                   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...                               376,138      $4,352,428      543,995      $6,442,917
                                                   -----------   -------------  -----------   -------------

                                                           Class C                      Class I
                                                  --------------------------   --------------------------
International Equity
--------------------
Sold....................                               162,734      $1,895,481      998,106     $11,225,802
Shares issued in
 connection with the
 merger of AGSPC2
 International Growth...                                     -               -      362,776       4,259,720
Shares issued in
 connection with the
 merger of AGSPC2
 International Value....                                     -               -      505,421       5,934,659
Reinvestment of
 distributions..........                                40,660         472,060            -               -
Redeemed................                             (310,335)     (3,546,141)    (276,032)     (2,977,809)
                                                   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...                             (106,941)    ($1,178,600)    1,590,271     $18,442,372
                                                   -----------   -------------  -----------   -------------

                                Class A                    Class B                      Class C
                         ----------------------   --------------------------   --------------------------
International Small Cap
-----------------------
Sold....................   617,132   $15,273,632       302,823      $7,405,887      354,827      $9,376,657
Reinvestment of
 distributions..........    28,290       633,967        75,949       1,644,481       61,882       1,343,520
Redeemed................ (455,514)  (11,482,589)     (149,996)     (3,534,129)    (207,100)     (4,854,566)
                         ---------  ------------   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...   189,908    $4,425,010       228,776      $5,516,239      209,609      $5,865,611
                         ---------  ------------   -----------   -------------  -----------   -------------

                                                           Class A                      Class B
                                                  --------------------------   --------------------------
Balanced
--------
Sold....................                               239,789      $2,221,399      169,192      $1,578,042
Shares issued in
 connection with the
 merger of AGSPC2
 Balanced...............                               260,076       2,429,626      850,413       7,900,334
Reinvestment of
 distributions..........                                97,337         845,859      207,921       1,802,749
Redeemed................                             (320,654)     (2,974,969)    (898,843)     (8,259,026)
                                                   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...                               276,548      $2,521,915      328,683      $3,022,099
                                                   -----------   -------------  -----------   -------------

                                                           Class C                      Class I
                                                  --------------------------   --------------------------
Balanced
--------
Sold....................                               147,231      $1,400,824      206,780      $1,973,415
Shares issued in
 connection with the
 merger of AGSPC2
 Balanced...............                                                            448,772       4,196,897
Reinvestment of
 distributions..........                               787,946       6,942,381
Redeemed................                           (2,057,592)    (19,112,110)     (28,756)       (271,671)
                                                   -----------   -------------  -----------   -------------
 Net
  increase/(decrease)...                           (1,122,415)   ($10,768,905)      626,796      $5,898,641
                                                   -----------   -------------  -----------   -------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                          Shares     Capital        Shares       Capital        Shares       Capital
                         --------- ------------   -----------  ------------   -----------  ------------
                                                           Class A                     Class B
                                                  -------------------------   -------------------------
Core Bond
---------
Sold....................                                86,061      $836,397        61,183      $592,169
Shares issued in
 connection with the
 merger of AGSPC2 Core
 Bond...................                                18,563       178,964        49,200       474,337
Shares issued in
 connection with the
 merger of AGSPC2
 Domestic Bond..........                               340,668     3,284,382     1,140,806    10,998,835
Reinvestment of
 distributions..........                                18,168       175,504        24,870       240,124
Redeemed................                             (417,481)   (4,015,632)   (1,197,400)  (11,469,196)
                                                   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                45,979      $459,615        78,659      $836,269
                                                   -----------  ------------   -----------  ------------

                                Class C                    Class I                     Class II
                         ----------------------   -------------------------   -------------------------
Core Bond
---------
Sold....................    46,061      $448,966     1,808,854   $17,383,782             8           $75
Shares issued in
 connection with the
 merger of AGSPC2 Core
 Bond...................         -             -        23,609       235,590    33,038,051   318,569,797
Shares issued in
 connection with the
 merger of AGSPC2
 Domestic Bond..........         -             -       693,472     6,688,535             -             -
Reinvestment of
 distributions..........    19,488       188,367        40,452       391,593       700,635     6,764,917
Redeemed................ (242,315)   (2,350,556)     (491,180)   (4,754,531)     (622,731)   (6,000,000)
                         ---------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)... (176,766)  ($1,713,223)     2,075,207   $19,937,089    33,115,963  $319,334,789
                         ---------  ------------   -----------  ------------   -----------  ------------
                                                           Class A                     Class B
                                                  -------------------------   -------------------------
High Yield Bond
---------------
Sold....................                                32,163      $300,163       122,781    $1,123,161
Reinvestment of
 distributions..........                                 1,170        10,572         8,193        73,989
Redeemed................                               (3,512)      (33,029)      (13,772)     (123,026)
                                                   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                                29,821      $277,706       117,202    $1,074,124
                                                   -----------  ------------   -----------  ------------

                                Class C                    Class I                     Class II
                         ----------------------   -------------------------   -------------------------
High Yield Bond
---------------
Sold....................    63,079      $567,367         1,605       $14,414     7,091,254   $63,681,758
Reinvestment of
 distributions..........       601         5,208           150         1,368       704,361     6,390,330
Redeemed................         -             -       (1,596)      (14,336)   (7,088,114)  (63,648,633)
                         ---------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...    63,680      $572,575           159        $1,446       707,501    $6,423,455
                         ---------  ------------   -----------  ------------   -----------  ------------

                                Class A                    Class B                     Class C
                         ----------------------   -------------------------   -------------------------
Municipal Bond
--------------
Sold....................   138,950    $1,317,668         9,870       $94,254         1,628       $15,403
Shares issued in
 connection with the
 merger of AGSPC2
 Municipal Bond.........   344,682     3,290,627       414,403     3,955,889             -             -
Reinvestment of
 distributions..........    16,903       160,992        13,996       133,257         7,966        75,353
Redeemed................ (162,218)   (1,539,938)     (215,733)   (2,051,175)     (185,975)   (1,760,691)
                         ---------  ------------   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...   338,317    $3,229,349       222,536    $2,132,225     (176,381)  ($1,669,935)
                         ---------  ------------   -----------  ------------   -----------  ------------

                                                           Class A                     Class B
                                                  -------------------------   -------------------------
Strategic Income
----------------
Sold....................                               235,425    $1,934,596       188,191    $1,554,585
Shares issued in
 connection with the
 merger of AGSPC2
 Strategic Bond.........                               210,906     1,732,804       266,623     2,190,838
Reinvestment of
 distributions..........                                53,247       440,576       118,611       981,318
Redeemed................                             (765,027)   (6,343,100)   (1,218,211)  (10,106,970)
                                                   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                             (265,449)  ($2,235,124)     (644,786)  ($5,380,229)
                                                   -----------  ------------   -----------  ------------

                                                           Class C                     Class I
                                                  -------------------------   -------------------------
Strategic Income
----------------
Sold....................                               194,141    $1,597,500             9           $75
Shares issued in
 connection with the
 merger of AGSPC2
 Strategic Bond.........                                     -             -       328,991     2,705,249
Reinvestment of
 distributions..........                               110,714       916,823         8,751        69,194
Redeemed................                           (1,138,865)   (9,482,491)       (8,294)      (67,939)
                                                   -----------  ------------   -----------  ------------
 Net
  increase/(decrease)...                             (834,010)  ($6,968,168)       329,457  ($2,706,579)
                                                   -----------  ------------   -----------  ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 3 - continued

                           Shares       Capital         Shares        Capital         Shares        Capital
                         -----------  ------------   ------------   ------------   ------------   ------------
                                 Class A                      Class B                       Class C
                         -------------------------   ---------------------------   ---------------------------
U.S. Government
 Securities
---------------
Sold....................      260,706    $2,454,069        251,432     $2,371,338      2,953,663    $27,736,875
Reinvestment of
 distributions..........      132,162     1,124,755         41,149        348,322         44,282        374,449
Redeemed................    (994,682)   (9,334,232)      (675,339)    (6,148,543)    (3,404,934)   (31,970,103)
                          -----------  ------------   ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...   (601,814)  ($5,755,408)      (382,758)   ($3,428,883)      (406,989)   ($3,858,779)
                          -----------  ------------   ------------   ------------   ------------   ------------

                                                              Class A                       Class B
                                                     ---------------------------   ---------------------------
Money Market
------------
Sold....................                                35,256,844    $35,256,844     10,939,422    $10,939,422
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                                16,037,970     16,037,970      4,757,994      4,757,994
Reinvestment of
 distributions..........                                   732,440        732,440        268,711        268,711
Redeemed................                              (32,448,147)   (32,448,147)   (12,420,665)   (12,420,665)
                                                      ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...                               19,579,107    $19,579,107      3,545,462     $3,545,462
                                                      ------------   ------------   ------------   ------------

                                                              Class C                       Class I
                                                     ---------------------------   ---------------------------
Money Market
------------
Sold....................                                30,703,970    $30,703,970      2,867,349     $2,867,349
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                                                               5,610,626      5,610,626
Reinvestment of
 distributions..........                                   371,257        371,257        108,376        108,376
Redeemed................                              (32,524,278)   (32,524,278)    (2,475,554)    (2,461,485)
                                                      ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...                              (1,449,051)   ($1,449,051)      6,110,797     $6,124,866
                                                      ------------   ------------   ------------   ------------

                                 Class A                      Class B                       Class C
                         -------------------------   ---------------------------   ---------------------------
Municipal Money Market
----------------------
Sold....................    2,115,643    $2,115,642        416,013       $416,013        112,080       $112,080
Reinvestment of
 distributions..........       86,176        86,176         43,881         43,882            235            235
Redeemed................  (1,401,118)   (1,401,118)      (524,290)      (524,290)        (4,000)        (4,000)
                          -----------  ------------   ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...     800,701      $800,700       (64,396)      ($64,395)        108,314       $108,314
                          -----------  ------------   ------------   ------------   ------------   ------------

                                                              Class A                       Class B
                                                     ---------------------------   ---------------------------
Aggressive Growth
 LifeStyle
-----------------
Sold....................                                   154,794     $2,051,325        657,584     $8,804,810
Reinvestment of
 distributions..........                                    19,409        250,862         58,467        692,034
Redeemed................                                  (16,440)      (218,429)       (72,094)      (957,709)
                                                      ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...                                  157,763     $2,083,758        643,957     $8,539,135
                                                      ------------   ------------   ------------   ------------

                                 Class C                      Class I                      Class II
                         -------------------------   ---------------------------   ---------------------------
Aggressive Growth
 LifeStyle
-----------------
Sold....................       14,397      $188,274        629,278     $8,586,698              8           $100
Reinvestment of
 distributions..........                                    21,903        282,055          5,380         71,165
Redeemed................                                 (387,895)    (5,353,647)      (131,036)    (1,765,000)
                          -----------  ------------   ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...      14,397      $188,274        263,286     $3,515,106      (125,648)   ($1,693,735)
                          -----------  ------------   ------------   ------------   ------------   ------------

                                                              Class A                       Class B
                                                     ---------------------------   ---------------------------
Moderate Growth
 LifeStyle
---------------
Sold....................                                   118,463     $1,454,170        538,571     $6,583,591
Reinvestment of
 distributions..........                                    15,307        185,162         46,680        565,594
Redeemed................                                  (20,669)      (251,696)       (91,454)    (1,118,453)
                                                      ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...                                  113,101     $1,387,636        493,797     $6,030,732
                                                      ------------   ------------   ------------   ------------

                                 Class C                      Class I                      Class II
                         -------------------------   ---------------------------   ---------------------------
Moderate Growth
 LifeStyle
---------------
Sold....................       15,078      $188,489        740,368     $9,290,421              8           $100
Reinvestment of
 distributions..........           16           187         18,336        221,379          4,909         59,739
Redeemed................                                 (442,764)    (5,612,543)      (131,311)    (1,628,183)
                          -----------  ------------   ------------   ------------   ------------   ------------
 Net
  increase/(decrease)...      15,094      $188,676        315,940     $3,899,257      (126,394)   ($1,568,344)
                          -----------  ------------   ------------   ------------   ------------   ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Note 3 - continued

                          Shares    Capital   Shares     Capital     Shares     Capital
                         --------  --------  --------- -----------  --------- ------------
                                                    Class A                Class B
                                             ---------------------  ----------------------
Conservative Growth
 LifeStyle
-------------------
Sold....................                       132,543   $1,548,028   363,073    $4,240,024
Reinvestment of
 distributions..........                        12,294      141,683    40,395       466,977
Redeemed................                      (11,888)    (138,955)  (44,929)     (528,305)
                                             ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...                       132,949   $1,550,756   358,539    $4,178,696
                                             ---------  ----------- ---------  ------------

                               Class C              Class I                Class II
                         ------------------- ---------------------  ----------------------
Conservative Growth
 LifeStyle
-------------------
Sold....................   12,844  $152,493    662,195   $7,849,117         9          $100
Reinvestment of
 distributions..........        -               14,757      170,114     4,837        55,734
Redeemed................                     (426,915)  (5,103,384) (132,197)   (1,547,920)
                         --------  --------  ---------  ----------- ---------  ------------
 Net
  increase/(decrease)...   12,844  $152,493    250,037   $2,915,847 (127,351)  $(1,492,086)
                         --------  --------  ---------  ----------- ---------  ------------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market and Municipal Money Market, for the period ended April 30, 2001:

                                    Purchases                       Sales
                          ----------------------------- -----------------------------
Portfolio                 U. S. Government Other Issues U. S. Government Other Issues
---------                 ---------------- ------------ ---------------- ------------
Growth & Income.........                   $36,624,699                   $65,048,890
Large Cap Growth........                    65,708,227                    67,168,726
Mid Cap Growth..........                    22,882,177                    21,138,256
Mid Cap Value...........                    37,824,333                    31,773,274
Science & Technology....                    19,255,603                    11,935,106
Small Cap Growth........                    19,413,813                    14,585,781
Small Cap Index.........                     2,597,658                     1,742,100
Socially Responsible....                     4,166,621                     2,507,188
Stock Index.............                     6,107,489                       660,337
Global Equity...........                    16,348,575                    24,547,441
International Equity....                     9,900,452                    11,287,524
International Small Cap.                    59,257,483                    62,403,324
Balanced................                    18,876,958                    20,878,328
Core Bond...............    $151,731,269   979,670,334    $131,084,435   987,691,552
High Yield Bond.........                    36,487,525                    23,949,120
Municipal Bond..........                    26,190,184                    21,841,584
Strategic Income........                    11,728,019                    14,152,883
U.S. Government
 Securities.............     107,592,115                   101,131,493
Aggressive Growth
 LifeStyle..............                    16,025,844                    11,823,419
Moderate Growth
 LifeStyle..............                    18,455,596                    10,817,619
Conservative Growth
 LifeStyle..............                    12,458,713                    10,143,852

At April 30, 2001, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                       Tax Basis Net
                                         Unrealized    Tax Basis     Tax Basis
                           Tax Basis    Appreciation   Unrealized   Unrealized
Portfolio                     Cost     (Depreciation) Appreciation Depreciation
---------                 ------------ -------------- ------------ -------------
Growth & Income.......... $223,904,936  $ 43,841,306  $62,012,218  ($18,170,912)
Large Cap Growth.........   62,894,740   (2,958,970)    2,259,224    (5,218,194)
Mid Cap Growth...........   64,903,423  (13,538,894)    5,457,903   (18,996,797)
Mid Cap Value............   27,704,269     2,425,051    2,792,491      (367,440)
Science & Technology.....   24,316,957   (5,481,090)      789,866    (6,270,956)
Small Cap Growth.........   34,609,799   (1,051,516)    4,385,383    (5,436,899)
Small Cap Index..........    9,039,180     (634,329)    1,300,793    (1,935,122)
Socially Responsible.....   10,865,754     (299,168)      776,580    (1,075,748)

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Note 4 - continued

                                        Tax Basis Net
                                          Unrealized    Tax Basis    Tax Basis
                             Tax Basis   Appreciation   Unrealized   Unrealized
Portfolio                      Cost     (Depreciation) Appreciation Depreciation
---------                   ----------- -------------- ------------ ------------
Stock Index...............  $36,344,735  ($2,022,922)   $2,706,588  ($4,729,510)
Global Equity.............   25,791,991   (1,299,784)    1,264,846   (2,564,630)
International Equity......   51,436,665   (5,184,378)    1,563,065   (6,747,443)
International Small Cap...   18,158,492       466,037    1,080,757     (614,720)
Balanced..................   56,961,399     (280,586)    3,976,908   (4,257,494)
Core Bond.................  455,650,116     1,647,866    5,820,940   (4,173,074)
High Yield Bond...........   75,528,837   (6,303,795)    2,019,327   (8,323,122)
Municipal Bond............   21,855,105       151,219      382,587     (231,368)
Strategic Income..........   36,134,896   (2,316,512)    1,151,681   (3,468,193)
U.S. Government
 Securities...............   59,858,198        76,645      496,799     (420,154)
Aggressive Growth
 LifeStyle................   26,420,455   (3,300,149)      160,225   (3,460,374)
Moderate Growth LifeStyle.   27,543,075   (1,729,062)      269,706   (1,998,768)
Conservative Growth
 LifeStyle................   19,893,735     (892,566)      245,653   (1,138,219)

5. INVESTMENT ADVISORY AGREEMENT. The Trust maintains an Investment Advisory Agreement with AGAM, pursuant to approval by the Trust's Board of Trustees and shareholders. AGAM is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Trust. As compensation for its services, AGAM receives a fee from the Trust computed separately for each portfolio at an annual percentage of average net assets as follows:

                                            Between      Between
                                          $50 million  $200 million
                               First          and          and      Excess over
Portfolio                   $50 million   $200 million $500 million $500 million
---------                   -----------   ------------ ------------ ------------
Growth & Income...........       .725%        .675%       .625%        .550%
Large Cap Growth..........       .900%        .850%       .825%        .800%
Mid Cap Growth............       .925%        .900%       .875%        .850%
Mid Cap Value.............   See below/1/
Science & Technology......       .900%        .900%       .900%        .900%
Small Cap Growth..........       .950%        .950%       .950%        .950%
Small Cap Index...........       .280%        .280%       .280%        .270%
Socially Responsible/2../.       .650%        .650%       .650%        .650%
Stock Index...............       .270%        .270%       .270%        .260%
Global Equity.............       .900%        .900%       .700%        .700%
International Equity......       .900%        .850%       .800%        .750%
International Small Cap...      1.050%       1.000%       .900%        .800%
Balanced..................       .775%        .725%       .675%        .625%
Aggressive Growth
 LifeStyle................       .100%        .100%       .100%        .100%
Moderate Growth LifeStyle.       .100%        .100%       .100%        .100%
Conservative Growth
 LifeStyle................       .100%        .100%       .100%        .100%
Core Bond.................       .600%        .600%       .525%        .475%
High Yield Bond/3......./.       .825%        .825%       .725%        .675%
Municipal Bond............       .600%        .600%       .600%        .600%
Strategic Income..........       .750%        .700%       .650%        .600%
U. S. Government
 Securities...............       .600%        .600%       .525%        .475%
Money Market..............       .200%        .200%       .200%        .145%
Municipal Money
 Market/4.............../.       .350%        .350%       .350%        .350%

1 The Management fee schedule for Mid Cap Value from July 7, 2000 is as follows: 0.900% on the first $100 million, 0.875% between $100 million and $250 million, 0.850% between $250 million and $500 million, 0.825% between $500 million and $750 million, and 0.800% on the excess over $750 million of the average net assets of the Fund. Prior to that date, the Management fee was as follows: 0.750% on the first $100 million, 0.725% between $100 million and $250 million, 0.700% between $250 million and $500 million, 0.675% between $500 million and $750 million, and 0.650% on the excess over $750 million of the average net assets of the Fund.
2 Prior to July 7, 2000, the Management fee schedule for Socially Responsible was .25% of the average net assets of the Fund.
3 Prior to July 7, 2000, the Management fee schedule for High Yield was as follows: 0.700% on the first $200 million, 0.600% between $200 million and $500 million and 0.450% on the excess over $500 million of the average net assets of the Fund.
4 Prior to July 7, 2000, the Management fee schedule for Municipal Money
  Market was as follows: 0.500% on the first $200 million, 0.450% between $200 million and $500 million and 0.400% on the excess over $500 million of the average net assets of the Fund.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------


Note 5 - continued

For the period ended April 30, 2001, AGAM paid aggregate subadvisory fees of $2,320,336. In addition, AGAM retained net investment advisory fees of $2,060,924 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                                Fee     % of Net Assets   Fee    % of Net Assets
                              Paid to       Paid to     Retained   Retained by
Portfolio                   Sub-adviser   Sub-adviser   by AGAM       AGAM
---------                   ----------- --------------- -------- ---------------
Growth & Income...........   $386,778        0.27%      $577,408      0.40%
Large Cap Growth..........    167,997        0.49%       138,311      0.40%
Mid Cap Growth............    152,688        0.52%       117,285      0.40%
Mid Cap Value.............     62,800        0.50%        50,240      0.40%
Science & Technology......     56,741        0.60%        28,370      0.30%
Small Cap Growth..........     94,445        0.55%        68,687      0.40%
Small Cap Index...........      1,173*       0.03%         9,780      0.25%
Socially Responsible......     13,345*       0.25%        21,352      0.40%
Stock Index...............      3,301*       0.02%        41,025      0.25%
Global Equity.............     71,718        0.50%        57,374      0.40%
International Equity......    114,126        0.50%        91,300      0.40%
International Small Cap...     71,793        0.65%        44,174      0.40%
Balanced..................    109,147        0.37%       119,094      0.40%
Core Bond.................    404,789*       0.23%       602,042      0.34%
High Yield Bond...........    149,441*       0.45%       124,534      0.37%
Municipal Bond............     23,581*       0.25%        33,013      0.35%
Strategic Income..........     63,054*       0.35%        72,061      0.40%
U. S. Government
 Securities...............     53,641*       0.23%        88,856      0.37%
Money Market..............     19,085*       0.08%        31,809      0.13%
Municipal Money Market....      9,050*       0.25%         3,621      0.10%
Aggressive Growth
 LifeStyle................     11,474*       0.10%             -          -
Moderate Growth LifeStyle.      9,542*       0.10%             -          -
Conservative Growth
 LifeStyle................     11,215*       0.10%             -          -

* Fund is sub-advised by AGIM, a wholly-owned indirect subsidiary of American General Corporation.

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, AGAM will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Trust for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses and extraordinary expenses) incurred through February 28, 2002 in excess of the following annual percentages of average net assets as highlighted in the table below. (Expense limitation). AGAM may later recapture expenses it deferred or reimbursed during the three prior fiscal years in the event the fund's actual expenses are less than the expense limitation.

                                        Class A Class B Class C Class I Class II
                                        ------- ------- ------- ------- --------
Growth & Income........................  1.46%   2.11%   2.11%   1.36%
Large Cap Growth.......................  1.37%   2.02%   2.02%   1.27%
Mid Cap Growth.........................  1.53%   2.18%   2.18%   1.43%
Mid Cap Value..........................  1.78%   2.43%   2.43%   1.68%
Science & Technology...................  1.50%   2.15%   2.15%   1.40%
Small Cap Growth.......................  1.60%   2.25%   2.25%   1.50%
Small Cap Index........................  1.50%   2.15%   2.15%   1.40%
Socially Responsible...................  1.30%   1.95%   1.95%   1.20%
Stock Index............................  0.75%   1.40%   1.40%   0.65%
Global Equity..........................  2.17%   2.82%   2.82%   2.07%
International Equity...................  1.70%   2.35%   2.35%   1.60%
International Small Cap................  1.95%   2.60%   2.60%   1.85%
Balanced...............................  1.71%   2.36%   2.36%   1.61%
Core Bond..............................  1.33%   1.98%   1.98%   1.23%   0.98%
High Yield Bond........................  1.57%   2.22%   2.22%   1.47%   1.15%
Municipal Bond.........................  1.05%   1.90%   1.90%
Strategic Income.......................  1.57%   2.22%   2.22%   1.47%
U. S. Government Securities............  1.30%   1.95%   1.95%   1.20%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Note 5 - continued

                                        Class A Class B Class C Class I Class II
                                        ------- ------- ------- ------- --------
Money Market...........................  0.80%   0.80%   0.80%   0.80%
Municipal Money Market.................  0.80%   0.80%   0.80%
Aggressive Growth LifeStyle............  0.20%   0.85%   0.85%   0.10%
Moderate Growth LifeStyle..............  0.20%   0.85%   0.85%   0.10%
Conservative Growth LifeStyle..........  0.20%   0.85%   0.85%   0.10%

Prior to March 1, 2001, the funds' expense limitation percentages were as follows:

                                        Class A Class B Class C Class I Class II
                                        ------- ------- ------- ------- --------
Growth & Income........................  1.46%   2.11%   2.11%   1.29%
Large Cap Growth.......................  1.17%   1.82%   1.82%   1.07%
Mid Cap Growth.........................  1.48%   2.13%   2.13%   1.38%
Mid Cap Value..........................  1.78%   2.43%   2.43%   1.68%
Science & Technology...................  1.10%   1.75%   1.75%   1.00%
Small Cap Growth.......................  1.22%   1.87%   1.87%   1.12%
Small Cap Index........................  1.00%   1.65%   1.65%   0.90%
Socially Responsible...................  1.20%   1.85%   1.85%   1.10%
Stock Index............................  0.70%   1.35%   1.35%   0.60%
Global Equity..........................  1.87%   2.52%   2.52%   1.77%
International Equity...................  1.50%   2.15%   2.15%   1.40%
International Small Cap................  1.85%   2.50%   2.50%   1.75%
Balanced...............................  1.51%   2.16%   2.16%   1.41%
Core Bond..............................  1.30%   1.95%   1.95%   1.20%   0.95%
High Yield Bond........................  1.55%   2.20%   2.20%   1.45%   1.13%
Municipal Bond.........................  1.00%   1.85%   1.85%
Strategic Income.......................  1.55%   2.20%   2.20%   1.45%
U. S. Government Securities............  1.25%   1.90%   1.90%   1.15%
Money Market...........................  0.70%   0.70%   0.70%   0.70%
Municipal Money Market.................  0.75%   0.75%   0.75%
Aggressive Growth LifeStyle............  0.20%   0.85%   0.85%   0.10%
Moderate Growth LifeStyle..............  0.20%   0.85%   0.85%   0.10%
Conservative Growth LifeStyle..........  0.20%   0.85%   0.85%   0.10%

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market and Municipal Money Market, of a monthly distribution fee to AGFD as principal underwriter for the Trust as follows:

  Class A 0.35% of average daily net assets, except for Municipal Bond, which charges
         0.15% of average daily net assets
  Class B  1.00% of average daily net assets
  Class C  1.00% of average daily net assets

The amounts payable by Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle ("LifeStyle Funds") under the Plan will be reduced by any amounts payable with respect to the Institutional Class I Shares of each Portfolio in which a LifeStyle Fund invests, pursuant to the Administrative and Shareholder Services Agreement dated July 7, 2000, between the LifeStyle Funds and AGAM. Under the Administrative and Shareholder Services Agreement, Class I Shares are subject to a 0.25% Service Fee.

In accordance with the Investment Advisory agreement, AGAM, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $708,296 to the Trust, before reimbursement based on expense limitations, for the period ended April 30, 2001. AGFD received $79,935 in front-end sales charges and $498,488 in contingent deferred sales charges during the period.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Note 5 - continued

At April 30, 2001, the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly 92% of the outstanding shares of Core Bond and 98% of the outstanding shares of High Yield Bond.

At April 30, 2001, VALIC, an indirect wholly-owned subsidiary of American General Corporation, owned over 5% of the outstanding shares of Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Index, Socially Responsible, Stock Index, International Equity, Balanced, Municipal Bond, Strategic Income, Municipal Money Market, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle. In addition, at April 30, 2001, one shareholder owned over 5% of the outstanding shares of Mid Cap Growth, Small Cap Growth, Socially Responsible and Municipal Money Market. Aggressive Growth LifeStyle owned over 5% of the outstanding shares of Large Cap Growth, Mid Cap Value, Small Cap Growth and International Equity; Moderate Growth LifeStyle owned over 5% of the outstanding shares of Mid Cap Value, Small Cap Growth and International Equity.

6. TRUSTEE'S FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $900 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,600.

7. LINE OF CREDIT. The Trust has entered into an agreement with Fleet Bank that provides a $20,000,000 Line of Credit to the Trust which may be used for temporary or emergency purposes. The Trust pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the period ended April 30, 2001.

8. COMMITMENTS. At April 30, 2001, Global Equity, International Equity, and International Small Cap entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at April 30, 2001, were as follows:

FORWARD CONTRACTS

                                                                                              Net
                          Contracts                                                        Unrealized
                             to                                    Settlement             Appreciation
                           Deliver          In Exchange For           Date      Value    (Depreciation)
                         ----------- ----------------------------- ---------- ---------- --------------
Global Equity
-------------
Sales
British Pounds..........      44,315                       $63,778  05/02/01     $63,392        $386
                         -----------                   -----------            ----------   ---------
International Equity
--------------------
Purchases
                          $1,128,000              Euro   1,253,779  06/01/01  $1,111,962   ($16,038)
                             351,947              Euro     393,691  06/15/01     349,096     (2,851)
                             247,333 Hong Kong Dollars   1,929,000  06/15/01     247,392          59
                           2,371,395      Japanese Yen 288,951,771  06/01/01   2,348,024    (23,371)
                           4,140,021      Japanese Yen 510,399,894  06/15/01   4,153,814      13,793
                         -----------                                          ----------   ---------
                          $8,238,696                                          $8,210,288   ($28,408)
                                                                                           ---------
Sales
Euro....................   1,137,846                    $1,037,233  50/15/01  $1,008,956     $28,277
Japanese Yen............     888,733                         7,173  05/07/01       7,192        (19)
Japanese Yen............ 318,680,809                     2,716,028  06/01/01   2,589,603     126,425
Japanese Yen............ 473,838,363                     3,940,387  06/15/01   3,856,262      84,125
                                                       -----------            ----------   ---------
                                                        $7,700,821            $7,462,013    $238,808
                                                                                           ---------
                                                                                            $210,400
                                                                                           =========

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 8 - continued

                                                                                           Net Unrealized
                          Contracts                                  Settlement             Appreciation
                          to Deliver         In Exchange For            Date      Value    (Depreciation)
                          ---------- ------------------------------- ---------- ---------- --------------
International Small Cap
-----------------------
Purchases
                            $149,049     Canadian Dollars    229,566  05/02/01    $149,457        $408
                             115,373                 Euro    128,104  05/02/01     113,659     (1,714)
                             129,492                 Euro    144,597  05/03/01     128,293     (1,199)
                             251,209 Great British Pounds    174,693  05/02/01     249,899     (1,310)
                              98,816         Japanese Yen 12,193,883  05/02/01      98,684       (132)
                              53,365        Swedish Krona    539,548  05/02/01      52,608       (757)
                             128,295        Swedish Krona  1,299,246  05/03/01     126,673     (1,622)
                          ----------                                            ----------    --------
                            $925,599                                              $919,273    ($6,326)
                                                                                              --------
Sales
 Danish Krone...........     318,044                         $38,307  05/01/01     $37,789        $518
 Euro...................     186,869                         168,124  05/02/01     165,798       2,326
 Euro...................     114,535                         102,946  05/03/01     101,621       1,325
 Great British Pounds...      40,138                          57,687  05/01/01      57,418         269
 Great British Pounds...      84,885                         122,002  05/02/01     121,428         574
 Hong Kong Dollars......     536,921                          68,836  05/02/01      68,845         (9)
 Japanese Yen...........  20,795,234                         169,135  05/01/01     168,294         841
 Japanese Yen...........  35,207,256                         285,310  05/02/01     284,930         380
 Mexican Peso...........     122,155                          13,153  05/02/01      13,192        (39)
 New Zealand Dollar.....     273,917                         112,088  05/01/01     113,184     (1,096)
                                                          ----------            ----------    --------
                                                          $1,137,588            $1,132,499      $5,089
                                                                                ----------
                                                                                  ($1,237)
                                                                                ----------

9. FUTURES CONTRACTS. Futures contracts outstanding at April 30, 2001, were as follows:

                                                                  Net Unrealized
                                 Aggregate  Expiration   Total     Appreciation
                                    Cost       Date      Value    (Depreciation)
                                 ---------- ---------- ---------- --------------
Small Cap Index
---------------
 Russell 2000 Index (Long)......   $719,725  06/01/01    $730,800     $11,075
                                 ----------            ----------   ---------
Socially Responsible
--------------------
 S&P Mini 500 Index (Long)......   $236,950  06/15/01    $250,860     $13,910
 S&P 500 Index (Long)...........    634,075  06/14/01     627,150     (6,925)
                                 ----------            ----------   ---------
                                   $871,025              $878,010      $6,985
                                 ----------            ----------   ---------
Stock Index
-----------
 S&P Mini 500 Index (Long)...... $2,722,883  06/01/01  $2,822,175     $99,292
 S&P 500 Index (Long)...........    317,037  06/01/01     313,575     (3,462)
                                 ----------            ----------   ---------
                                 $3,039,920            $3,135,750     $95,830
                                 ----------            ----------   ---------
International Equity
--------------------
 Hang Seng Stock Index (Long)...   $253,398  05/30/01    $257,341      $3,943
 Dax Index (Short)..............  (667,379)  06/15/01   (696,491)    (29,112)
 Topix Index (Short)............  (416,380)  06/07/01   (443,815)    (27,435)
                                 ----------            ----------   ---------
                                 ($830,361)            ($882,965)   ($52,604)
                                 ----------            ----------   ---------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

10. ACQUISITIONS. On July 10, 2000, the certain portfolios, as listed below, (each an "Acquiring Fund" acquired the assets and certain liabilities of other funds, also listed below, (each an "Acquiring Fund") in tax-free exchanges approved by the shareholders. The number and value of shares issued by the Acquiring Fund are presented in the schedule of Capital Stock Activity (Note
3). Net asset and unrealized appreciation (depreciation) as of the reorganization date were as follows:

Acquisition of AGSPC2 Money Market Fund by the North American Money Market
Fund:

Net Assets of North American Money Market prior to merger.......... $19,870,100
Net Assets of AGSPC2 Money Market prior to merger.................. $26,406,587
Aggregate net assets of North American Money Market immediately following the acquisition......................................... $46,276,687

Acquisition of AGSPC2 Core Bond Fund and the AGSPC2 Domestic Bond Fund by the North American Core Bond Fund:

Net Assets of North American Core Bond prior to merger............   $9,221,390
Net Assets of AGSPC2 Core Bond prior to merger.................... $319,450,486
Net Assets of AGSPC2 Domestic Bond prior to merger................  $20,971,752
Aggregate net assets of North American Core Bond immediately following the acquisition........................................ $349,643,628
Unrealized depreciation in AGSPC2 Core Bond.......................   $7,569,361
Unrealized depreciation in AGSPC2 Domestic Bond...................     $213,402

Acquisition of the North American Equity-Income Fund, the North American Tax-Sensitive Equity Fund, and the AGSPC2 Large Cap Value Fund by the North American Growth & Income Fund:

Net Assets of North American Growth & Income prior to merger......  $285,707,092
Net Assets of North American Equity-Income prior to merger........   $64,486,260
Net Assets of North American Tax-Sensitive Equity prior to merger.    $4,816,365
Net Assets of AGSPC2 Large Cap Value prior to merger..............   $14,797,818
Aggregate net assets of North American Growth & Income immediately following the acquisition........................................  $369,807,535
Unrealized appreciation in North American Equity-Income...........    $3,612,632
Unrealized appreciation in North American Tax-Sensitive Equity....    $1,361,977
Unrealized appreciation in AGSPC2 Large Cap Value.................      $548,794

Acquisition of AGSPC2 Balanced Fund by the North American Balanced Fund:

Net Assets of North American Balanced prior to merger.............. $53,829,259
Net Assets of AGSPC2 Balanced prior to merger...................... $14,526,857
Aggregate net assets of North American Balanced immediately
 following the acquisition......................................... $68,356,116
Unrealized appreciation in AGSPC2 Balanced.........................  $1,064,064

Acquisition of AGSPC2 Municipal Bond Fund by the North American Municipal Bond
Fund:

Net Assets of North American Municipal Bond prior to merger........ $10,011,129
Net Assets of AGSPC2 Municipal Bond prior to merger................  $7,246,516
Aggregate net assets of North American Municipal Bond immediately following the acquisition......................................... $17,257,645
Unrealized depreciation in AGSPC2 Municipal Bond...................    $294,879

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
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Note 10 - continued

Acquisition of AGSPC2 International Growth Fund and the AGSPC2 International Value Fund by the North American International Equity Fund:

Net Assets of North American International Equity prior to merger.. $24,631,389
Net Assets of AGSPC2 International Growth prior to merger.......... $13,359,036
Net Assets of AGSPC2 International Value prior to merger........... $15,862,600
Aggregate net assets of North American International Equity
 immediately following the acquisition............................. $53,853,025
Unrealized appreciation in AGSPC2 International Growth.............  $2,221,695
Unrealized appreciation in AGSPC2 International Value..............  $3,791,004

Acquisition of AGSPC2 Strategic Bond Fund by the North American Strategic Income Fund:

Net Assets of North American Strategic Income prior to merger...... $37,517,037
Net Assets of AGSPC2 Strategic Bond prior to merger................  $6,626,303
22Aggregate net assets of North American Strategic Income
 immediately following the acquisition............................. $44,143,340
Unrealized depreciation in AGSPC2 Strategic Bond...................    $134,632

Acquisition of AGSPC2 Mid Cap Growth Fund by the North American Mid Cap Growth
Fund:

Net Assets of North American Mid Cap Growth prior to merger........ $56,193,139
Net Assets of AGSPC2 Mid Cap Growth prior to merger................ $19,442,387
Aggregate net assets of North American Mid Cap Growth immediately following the acquisition......................................... $75,635,526
Unrealized appreciation in AGSPC2 Mid Cap Growth...................  $2,332,158

Acquisition of AGSPC2 Large Cap Growth Fund by the North American Large Cap Growth Fund:

Net Assets of North American Large Cap Growth prior to merger......  $55,136,766
Net Assets of AGSPC2 Large Cap Growth prior to merger..............  $31,612,521
Aggregate net assets of North American Large Cap Growth immediately following the acquisition.........................................  $86,749,287
Unrealized appreciation in AGSPC2 Large Cap Growth.................   $4,904,896

Acquisition of AGSPC2 Small Cap Growth Fund by the North American Small Cap Growth Fund:

Net Assets of North American Small Cap Growth prior to merger......   $6,647,129
Net Assets of AGSPC2 Small Cap Growth prior to merger..............  $28,945,756
Aggregate net assets of North American Small Cap Growth immediately following the acquisition.........................................  $35,592,885
Unrealized appreciation in AGSPC2 Small Cap Growth.................   $5,088,462

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
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Note 10 - continued

On July 10, 2000, certain newly established portfolios, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of certain funds or portfolios, also listed below (each an "Acquired Portfolio") pursuant to a plan of reorganization approved by its shareholders. The reorgainzation was accomplished by a tax-free exchange for shares of the Acquiring Fund in an amount equal to the outstanding interests of the Acquired Portfolio.

Acquiring Fund                 Acquired Portfolio
--------------                 ------------------
Mid Cap Value                  AGSPC2 Mid Cap Value
Science & Technology           AGSPC2 Science & Technology
Small Cap Index                AGSPC2 Small Cap Index
Socially Responsible           AGSPC2 Socially Responsible
Stock Index                    AGSPC2 Stock Index
High Yield Bond                AGSPC2 High Yield Bond
Municipal Money Market         AGSPC2 Municipal Money Market
Aggressive Growth LifeStyle    AGSPC2 Aggressive Growth Lifestyle
Moderate Growth LifeStyle      AGSPC2 Moderate Growth Lifestyle
Conservative Growth LifeStyle  AGSPC2 Conservative Growth Lifestyle

11. SUBSEQUENT EVENT. On May 11, 2001, American General Corporation, the parent of American General Asset Management Corp., Inc., and American General Fund Distributors, Inc., respectively the investment adviser and distributor to the North American Funds, announced that it had terminated its previously announced merger agreement with London-based Prudential Plc, and concurrently agreed to be acquired by American International Group, Inc. American International Group, Inc. is one of the world's leading insurance and financial services organizations and is the largest underwriter of commercial and industrial insurance in the United States. It is currently anticipated that the transaction, which is subject to approval by American General Corporation shareholders, regulatory approvals and other conditions, will close by the end of 2001. Fund shareholders will be asked to approve new advisory agreements due to the acquisition. Proxy materials will be mailed out in the Fall of 2001 to notify fund shareholders of the shareholder meeting date and any other issues for which a vote is required.

Trustees

Alice T. Kane, Chairperson
Dr. Judith L. Craven
William F. Devin
Dr. Timothy J. Ebner
Judge Gustavo E. Gonzales, Jr.
Kenneth J. Lavery
Dr. John E. Maupin, Jr.
Ben H. Love


Officers

Alice T. Kane, President
John I. Fitzgerald, Vice President and Secretary
Nori L. Gabert, Vice President and Assistant Secretary
Todd L. Spillane, Vice President and Assistant Secretary
Thomas J. Brown, Vice President and Treasurer
John N. Packs, Vice President and Assistant Treasurer
Evelyn M. Curran, Vice President


Adviser

American General Asset Management Corp.
286 Congress Street
Boston, MA 02210


Distributor

American General Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210


Transfer and Dividend Agent

State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505


North American Funds Shareholder Services

286 Congress Street
Boston, MA 02210
800-872-8037

NORTH AMERICAN FUNDS
     286 Congress Street, Boston, MA 02210
     www.northamericanfunds.com